UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio A - MAPPX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio C - MSPRX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio I - MPAIX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio L - MAPLX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio R6 - MADSX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio A - MSCUX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio C - MSBWX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio I - MSBVX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio R6 - MSBQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio A - MSAUX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio C - MSAWX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio I - MSAQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio R6 - MSAYX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio A - MDOAX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio C - MDOBX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio I - MDOEX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio R6 - MDODX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio A - MSDQX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio C - MSDOX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio I - MSDUX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio R6 - MSDMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio A - MELAX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio C - MEMLX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio I - MELIX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio IR - MSIWX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio R6 - MELSX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio A - MMKBX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio C - MSEPX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio I - MGEMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio IR - MRGEX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio L - MSELX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio R6 - MMMPX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio A - MLNAX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio C - MLNCX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio I - MLNIX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio R6 - MLNSX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio A - MLMAX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio C - MLMCX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio I - MLMIX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio R6 - MLMSX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio A - MSJAX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio C - MSJCX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio I - MSJIX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio R6 - MSJSX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio A - MSFBX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio C - MSGFX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio I - MSFAX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio L - MSFLX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio R6 - MGISX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio A - MIGPX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio C - MSPTX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio I - MIGIX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio L - MIGLX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio R6 - MGZZX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio A - MGGPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio C - MSOPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio I - MGGIX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio IR - MGORX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio L - MGGLX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio R6 - MGTSX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio A - MGKAX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio C - MGKCX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio I - MGKIX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio R6 - MGKQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio A - MGQAX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio C - MSGQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio I - MGQIX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio L - MGQLX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio R6 - MGQSX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio A - MSEGX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio C - MSGUX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio I - MSEQX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio IR - MGHRX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio L - MSHLX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio R6 - MGRPX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio A - MSSMX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio C - MSCOX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio I - MSSGX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio L - MSSLX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio R6 - MFLLX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio A - MFAPX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio C - MSIAX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio I - MFAIX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio L - MSALX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio R6 - IDVSX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio A - MIQBX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio C - MSECX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio I - MSIQX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio L - MSQLX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio R6 - MIQPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio A - MIOPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio C - MSOCX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio I - MIOIX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio IR - MRNPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio L - MIOLX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio R6 - MNOPX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio A - MSDFX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio C - MSDEX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio I - MSDKX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio R6 - MSCZX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio A - MRJAX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio C - MRJCX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio I - MRJIX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio R6 - MRJSX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio A - MFMPX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio C - MSFEX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio I - MFMIX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio L - MFMLX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio R6 - MSRFX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio A - MSIBX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio C - MSAAX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio I - MSACX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio IR - MAIHX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio L - MSLLX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio R6 - MAIJX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio A - MSHNX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio C - MSHOX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio I - MSHMX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio R6 - MSHPX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio A - MUOAX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio C - MUOCX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio I - MUOIX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio R6 - MUOSX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio A - MSVEX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio C - MSVMX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio I - MSVDX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio R6 - MSVOX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class A  MAPPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.9%
Consumer, Cyclical
23.6%
Financials
11.3%
Communication Services
9.2%
Health Care
6.9%
Short-Term Investments
6.6%
Industrials
4.0%
Real Estate
1.5%

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MAPPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class C  MSPRX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSPRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class I  MPAIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MPAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class L  MAPLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$54	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MAPLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class R6  MADSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MADSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class A  MSCUX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
27.5%
Information Technology
26.9%
Industrials
11.3%
Health Care
10.7%
Consumer Staples
9.6%
Consumer Discretionary
6.8%
Communication Services
5.1%
Investment Company
2.1%

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSCUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class C  MSBWX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSBWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class I  MSBVX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSBVX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class R6  MSBQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSBQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class A  MSAUX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
40.9%
India
27.3%
Korea, Republic of
15.8%
Taiwan
5.3%
Singapore
4.4%
United States
3.4%
Hong Kong
2.9%

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSAUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class C  MSAWX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSAWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class I  MSAQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSAQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class R6  MSAYX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSAYX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class A  MDOAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
31.0%
India
25.2%
Korea, Republic of
13.2%
United States
12.6%
Brazil
8.0%
Taiwan
5.2%
Singapore
3.6%
Poland
1.2%

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MDOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class C  MDOBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MDOBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class I  MDOEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MDOEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class R6  MDODX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MDODX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class A  MSDQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
31.7%
Taiwan
25.3%
Korea, Republic of
10.5%
Brazil
5.3%
South Africa
5.1%
Mexico
4.6%
United States
4.1%
Poland
4.0%
Sweden
1.7%
United Kingdom
1.5%
Other
6.2%

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class C  MSDOX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class I  MSDUX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class R6  MSDMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class A  MELAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
46.9%
Brazil
13.9%
United States
13.1%
Taiwan
12.8%
Mexico
5.5%
Korea, Republic of
3.9%
Singapore
3.1%
United Arab Emirates
0.4%
Greece
0.4%

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MELAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class C  MEMLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MEMLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class I  MELIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MELIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class IR  MSIWX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSIWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class R6  MELSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MELSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class A  MMKBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
24.3%
China
21.8%
Taiwan
20.0%
Korea, Republic of
8.3%
Brazil
5.1%
Mexico
4.9%
United States
4.1%
South Africa
3.3%
Poland
2.8%
Saudi Arabia
1.4%
Other
4.0%

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MMKBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class C  MSEPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSEPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class I  MGEMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGEMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class IR  MRGEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRGEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class L  MSELX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$98	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSELX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class R6  MMMPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MMMPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class A  MLNAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
31.1%
Information Technology
23.0%
Communication Services
14.5%
Consumer Discretionary
7.4%
Industrials
6.0%
Materials
5.9%
Consumer Staples
5.6%
Real Estate
4.6%
Health Care
1.1%
Short-Term Investments
0.8%

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLNAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class C  MLNCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLNCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class I  MLNIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLNIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class R6  MLNSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLNSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class A  MLMAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
29.7%
Information Technology
21.7%
Consumer Discretionary
20.5%
Communication Services
11.4%
Materials
5.8%
Industrials
5.5%
Real Estate
2.9%
Energy
1.7%
Consumer Staples
0.8%

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLMAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class C  MLMCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLMCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class I  MLMIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLMIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class R6  MLMSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MLMSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class A  MSJAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
32.9%
Health Care
28.6%
Information Technology
20.2%
Industrials
10.4%
Energy
2.5%
Short-Term Investments
2.5%
Financials
1.9%
Real Estate
1.0%

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSJAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class C  MSJCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSJCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class I  MSJIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSJIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class R6  MSJSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSJSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class A  MSFBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
26.7%
Financials
24.6%
Consumer Staples
12.7%
Industrials
12.5%
Health Care
11.6%
Consumer Discretionary
6.6%
Communication Services
3.6%
Short-Term Investments
1.7%

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSFBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class C  MSGFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSGFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class I  MSFAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSFAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class L  MSFLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSFLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class R6  MGISX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGISX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class A  MIGPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
40.7%
Consumer Discretionary
21.3%
Financials
16.3%
Health Care
7.8%
Industrials
5.9%
Communication Services
4.1%
Real Estate
2.4%
Short-Term Investments
1.5%

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class C  MSPTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSPTX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class I  MIGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class L  MIGLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class R6  MGZZX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGZZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class A  MGGPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
30.6%
Communication Services
18.1%
Financials
17.5%
Industrials
15.7%
Information Technology
13.8%
Short-Term Investments
4.3%

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class C  MSOPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class I  MGGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class IR  MGORX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGORX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class L  MGGLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$69	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class R6  MGTSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGTSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class A  MGKAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 24.8%
Information Technology 18.7%
Health Care 14.1%
Consumer Discretionary 12.5%
Financials 9.1%
Real Estate 7.3%
Materials 6.2%
Consumer Staples 3.0%
Short-Term Investments 2.4%
Energy 1.8%
Communication Services 0.1%

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGKAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class C  MGKCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGKCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class I  MGKIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGKIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class R6  MGKQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGKQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class A  MGQAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
31.2%
Financials
23.0%
Industrials
18.4%
Communication Services
9.0%
Consumer, Cyclical
8.4%
Health Care
6.6%
Consumer, Non-Cyclical
2.0%
Short-Term Investments
1.4%

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGQAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class C  MSGQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSGQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class I  MGQIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGQIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class L  MGQLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$86	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class R6  MGQSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGQSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class A  MSEGX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
52.4%
Consumer Discretionary
17.3%
Financials
12.4%
Communication Services
5.9%
Health Care
5.7%
Industrials
4.9%
Short-Term Investments
1.4%

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSEGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class C  MSGUX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSGUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class I  MSEQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSEQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class IR  MGHRX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGHRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class L  MSHLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$75	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSHLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class R6  MGRPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGRPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class A  MSSMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 30.7%
Consumer Discretionary 18.7%
Health Care 17.9%
Consumer Staples 9.4%
Financials 6.1%
Real Estate 5.2%
Industrials 4.5%
Short-Term Investments 2.7%
Materials 2.3%
Communication Services 2.0%
Energy 0.5%

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSSMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class C  MSCOX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSCOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class I  MSSGX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSSGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class L  MSSLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSSLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class R6  MFLLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class A  MFAPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

France
20.8%
United States
9.0%
Sweden
9.0%
Canada
8.5%
Denmark
8.1%
India
8.0%
Switzerland
5.9%
Netherlands
5.5%
Taiwan
5.4%
Italy
5.1%
Other
14.7%

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFAPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class C  MSIAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSIAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class I  MFAIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class L  MSALX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSALX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class R6  IDVSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

IDVSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class A  MIQBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
26.0%
France
16.8%
Germany
10.4%
Japan
7.7%
Netherlands
6.2%
Finland
4.3%
Canada
4.2%
Denmark
4.2%
Sweden
3.3%
Taiwan
2.7%
Other
14.2%

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIQBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class C  MSECX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSECX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class I  MSIQX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSIQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class L  MSQLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$97	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class R6  MIQPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIQPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class A  MIOPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
12.8%
France
11.6%
United States
10.9%
China
10.1%
Korea, Republic of
8.1%
Sweden
7.0%
Denmark
6.2%
Brazil
6.1%
Japan
6.0%
Netherlands
4.2%
Other
17.0%

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class C  MSOCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class I  MIOIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class IR  MRNPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRNPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class L  MIOLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIOLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class R6  MNOPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MNOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class A  MSDFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
24.8%
France
17.8%
Germany
12.7%
United States
9.7%
Netherlands
5.9%
Sweden
5.1%
Japan
3.8%
Taiwan
3.7%
Spain
3.3%
Finland
3.1%
Other
10.1%

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class C  MSDEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class I  MSDKX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSDKX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class R6  MSCZX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSCZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class A  MRJAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRJAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class C  MRJCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRJCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class I  MRJIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRJIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class R6  MRJSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MRJSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class A  MFMPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Vietnam
20.4%
United States
12.2%
Indonesia
11.1%
Kazakhstan
9.3%
Philippines
9.2%
Pakistan
6.4%
Egypt
6.1%
Bangladesh
4.9%
Slovenia
4.2%
Peru
3.6%
Other
12.6%

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFMPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class C  MSFEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSFEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class I  MFMIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFMIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class L  MFMLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$106	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MFMLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class R6  MSRFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSRFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class A  MSIBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
11.9%
Germany
9.7%
India
9.1%
United States
8.7%
France
8.6%
Canada
7.2%
United Kingdom
6.7%
Korea, Republic of
5.8%
Taiwan
4.5%
Ireland
3.8%
Other
24.0%

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSIBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class C  MSAAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSAAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class I  MSACX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSACX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class IR  MAIHX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MAIHX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class L  MSLLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class R6  MAIJX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MAIJX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class A  MSHNX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 20.3%
Consumer Discretionary 17.4%
Industrials 16.7%
Financials 10.5%
Health Care 10.2%
Real Estate 9.8%
Materials 6.5%
Consumer Staples 3.9%
Energy 1.8%
Short-Term Investments 1.6%
Communication Services 1.3%

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSHNX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class C  MSHOX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSHOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class I  MSHMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSHMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class R6  MSHPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSHPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class A  MUOAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
27.9%
Information Technology
26.7%
Consumer Discretionary
12.7%
Communication Services
10.8%
Industrials
8.7%
Consumer Staples
4.7%
Real Estate
3.4%
Energy
1.9%
Materials
1.3%
Health Care
1.1%
Short-Term Investments
0.8%

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MUOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class C  MUOCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MUOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class I  MUOIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MUOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class R6  MUOSX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MUOSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class A  MSVEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Biotechnology
36.2%
Pharmaceuticals
15.7%
Life Sciences Tools & Services
12.0%
Short-Term Investments
11.5%
Health Care Equipment & Supplies
11.0%
Health Care Technology
9.0%
Other[1]
4.6%

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSVEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class C  MSVMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSVMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class I  MSVDX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSVDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class R6  MSVOX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSVOX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Institutional Fund, Inc

Semi-Annual Financial Statements and Additional Information | June 30, 2025

Advantage Portfolio
American Resilience Portfolio
Asia Opportunity Portfolio
Developing Opportunity Portfolio
Emerging Markets ex China Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Stars Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Resilience Portfolio
Multi-Asset Real Return Portfolio
Next Gen Emerging Markets Portfolio
Passport Overseas Equity Portfolio
Permanence Portfolio
US Core Portfolio
Vitality Portfolio

2025 Semi-Annual Report

June 30, 2025 (unaudited)

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Table of Contents (cont'd)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Funds of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Funds' investment policies to the prospective investor, please call toll free 1 (800) 869-6397 . Please read the prospectus carefully before you invest or send money.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Funds will decline and, therefore, the value of each Funds' shares may be less than what you paid for them. Accordingly, you can lose money investing in these Funds. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (90.9%)
Automobiles (5.9%)
Tesla, Inc. (a)	42,808	$13,598
Biotechnology (0.9%)
Roivant Sciences Ltd. (a)	183,841	2,072
Broadline Retail (6.0%)
MercadoLibre, Inc. (a)	5,258	13,743
Capital Markets (3.2%)
Coinbase Global, Inc., Class A (a)	5,057	1,773
Intercontinental Exchange, Inc.	30,671	5,627
		7,400
Entertainment (5.7%)
ROBLOX Corp., Class A (a)	125,108	13,161
Financial Services (5.3%)
Adyen NV (Netherlands) (a)	4,238	7,783
Federal National Mortgage Association (a)	464,996	4,436
		12,219
Ground Transportation (1.5%)
Union Pacific Corp.	14,471	3,330
Hotels, Restaurants & Leisure (9.1%)
Airbnb, Inc., Class A (a)	56,820	7,520
DoorDash, Inc., Class A (a)	53,634	13,221
		20,741
Information Technology Services (23.8%)
Cloudflare, Inc., Class A (a)	159,478	31,231
Shopify, Inc., Class A (Canada) (a)	108,153	12,475
Snowflake, Inc., Class A (a)	48,210	10,788
		54,494
Life Sciences Tools & Services (1.3%)
Danaher Corp.	15,569	3,076
Media (3.5%)
Trade Desk, Inc., Class A (a)	109,950	7,915
Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	295,371	10,642
Semiconductors & Semiconductor Equipment (2.4%)
ASML Holding NV (Registered) (Netherlands)	6,943	5,564
Software (10.8%)
Crowdstrike Holdings, Inc., Class A (a)	21,395	10,897
MicroStrategy, Inc., Class A (a)	34,370	13,893
		24,790
Specialized REITs (1.5%)
American Tower Corp. REIT	15,238	3,368
Specialty Retail (1.3%)
Floor & Decor Holdings, Inc., Class A (a)	39,075	2,968
Textiles, Apparel & Luxury Goods (1.4%)
LVMH Moet Hennessy Louis Vuitton SE (France)	6,046	3,164
Trading Companies & Distributors (2.6%)
Core & Main, Inc., Class A (a)	96,919	5,849
Total Common Stocks (Cost $120,590)		208,094
	Shares	Value (000)
Investment Company (2.7%)
iShares Bitcoin Trust ETF (a) (Cost $3,961)	102,362	$6,266
Short-Term Investment (6.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $15,134)	15,134,201	15,134
Total Investments Excluding Purchased Options (100.2%) (Cost $139,685)		229,494
Total Purchased Options Outstanding (0.1%) (Cost $1,099)		205
Total Investments (100.3%) (Cost $140,784) (b)(c)(d)		229,699
Liabilities in Excess of Other Assets (–0.3%)		(632)
Net Assets (100.0%)		$229,067

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $10,947,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $91,023,000 and the aggregate gross unrealized depreciation is approximately $2,108,000, resulting in net unrealized appreciation of approximately $88,915,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	19,367,044	$19,367	$2		$80	$(78)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	48,501,000	48,501	101		202	(101)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	36,830,550	36,831	9		160	(151)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul- 25	17,819,117	17,819	—	@	78	(78)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	50,168,535	50,169	48		207	(159)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	34,024,139	34,024	35		165	(130)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	43,649,426	43,649	10		207	(197)
							$205		$1,099	$(894)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.0%
Information Technology Services	23.7
Software	10.8
Hotels, Restaurants & Leisure	9.0
Investment Company	6.6
Broadline Retail	6.0
Automobiles	5.9
Entertainment	5.7
Financial Services	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Beverages (4.3%)
Coca-Cola Co.	829	$59
Capital Markets (11.9%)
CME Group, Inc.	117	32
FactSet Research Systems, Inc.	69	31
Intercontinental Exchange, Inc.	282	52
S&P Global, Inc.	90	47
		162
Electronic Equipment, Instruments & Components (1.5%)
CDW Corp.	110	20
Financial Services (7.5%)
Jack Henry & Associates, Inc.	136	24
Visa, Inc., Class A	222	79
		103
Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	186	25
Steris PLC	100	24
		49
Hotels, Restaurants & Leisure (3.8%)
Booking Holdings, Inc.	9	52
Household Products (3.4%)
Procter & Gamble Co.	295	47
Information Technology Services (3.8%)
Accenture PLC, Class A	172	52
Insurance (7.2%)
Aon PLC, Class A	168	60
Arthur J Gallagher & Co.	119	38
		98
Interactive Media & Services (5.0%)
Alphabet, Inc., Class A	386	68
Life Sciences Tools & Services (3.0%)
Thermo Fisher Scientific, Inc.	102	41
Machinery (3.4%)
Otis Worldwide Corp.	464	46
Pharmaceuticals (3.7%)
Zoetis, Inc.	325	51
Professional Services (7.6%)
Automatic Data Processing, Inc.	140	43
Broadridge Financial Solutions, Inc.	160	39
Equifax, Inc.	80	21
		103
Semiconductors & Semiconductor Equipment (4.5%)
Texas Instruments, Inc.	297	62
Software (16.3%)
Constellation Software, Inc. (Canada)	7	26
Microsoft Corp.	238	118
Oracle Corp.	116	25
Roper Technologies, Inc.	93	53
		222
	Shares	Value (000)
Specialty Retail (2.7%)
AutoZone, Inc. (a)	10	$37
Tobacco (1.5%)
Philip Morris International, Inc.	117	21
Total Common Stocks (Cost $1,063)		1,293
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc.
expires 3/31/40 (a)(b) (Cost $—)	16	—
	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $27)	27,139	27
Total Investments (96.7%) (Cost $1,090) (c)		1,320
Other Assets in Excess of Liabilities (3.3%)		45
Net Assets (100.0%)		$1,365

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $241,000 and the aggregate gross unrealized depreciation is approximately $11,000, resulting in net unrealized appreciation of approximately $230,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.7%
Software	16.8
Capital Markets	12.2
Financial Services	7.9
Professional Services	7.9
Insurance	7.4
Interactive Media & Services	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
China (41.3%)
China Resources Mixc Lifestyle Services Ltd. (a)	372,200	$1,808
Full Truck Alliance Co. Ltd. ADR	482,143	5,694
Greentown Service Group Co. Ltd. (a)	1,262,000	707
Haidilao International Holding Ltd. (a)	1,538,000	2,932
KE Holdings, Inc. ADR	194,838	3,457
Kuaishou Technology (a)(b)	394,000	3,198
Kweichow Moutai Co. Ltd., Class A	25,294	4,979
Meituan, Class B (a)(b)	344,620	5,544
PDD Holdings, Inc. ADR (b)	29,317	3,068
Qifu Technology, Inc. ADR	90,442	3,922
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,300	1,547
Tencent Holdings Ltd. (a)	92,200	5,941
Trip.com Group Ltd. ADR	140,085	8,215
Wuliangye Yibin Co. Ltd., Class A	102,600	1,703
		52,715
Hong Kong (2.9%)
AIA Group Ltd.	408,900	3,704
India (27.5%)
Axis Bank Ltd.	290,101	4,057
Eternal Ltd. (b)	2,023,689	6,233
HDFC Bank Ltd.	275,321	6,427
ICICI Bank Ltd. ADR	272,033	9,151
Indian Hotels Co. Ltd.	109,917	975
MakeMyTrip Ltd. (b)	32,185	3,155
Niva Bupa Health Insurance Co. Ltd. (b)	665,691	635
Titan Co. Ltd. (b)	104,878	4,514
		35,147
Korea, Republic of (16.0%)
Coupang, Inc. (b)	339,374	10,168
KakaoBank Corp.	229,744	5,091
NAVER Corp.	24,309	4,720
Webtoon Entertainment, Inc. (b)(c)	44,565	405
		20,384
Singapore (4.4%)
Grab Holdings Ltd., Class A (b)	1,128,266	5,675
Taiwan (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	6,875
Total Common Stocks (Cost $85,012)		124,500
Short-Term Investments (3.4%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $4,116)	4,116,219	4,116
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G)	208,368	208
	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $17; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $17)	$17	$17
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $37; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $38)	37	37
		54
Total Securities held as Collateral on Loaned Securities (Cost $262)		262
Total Short-Term Investments (Cost $4,378)		4,378
Total Investments (100.9%) (Cost $89,390) Including $405 of Securities Loaned (d)		128,878
Liabilities in Excess of Other Assets (–0.9%)		(1,207)
Net Assets (100.0%)		$127,671

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2025.

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,953,000 and the aggregate gross unrealized depreciation is approximately $6,465,000, resulting in net unrealized appreciation of approximately $39,488,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	21.1%
Banks	19.1
Other*	19.1
Interactive Media & Services	11.1
Broadline Retail	10.3
Ground Transportation	8.8
Semiconductors & Semiconductor Equipment	5.3
Beverages	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Brazil (8.0%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	66,829	$1,465
NU Holdings Ltd., Class A (a)	141,367	1,940
		3,405
China (31.2%)
China Resources Mixc Lifestyle Services Ltd. (b)	122,600	596
Full Truck Alliance Co. Ltd. ADR	114,366	1,351
Haidilao International Holding Ltd. (b)	328,000	625
KE Holdings, Inc. ADR	50,295	892
Kuaishou Technology (a)(b)	89,400	726
Kweichow Moutai Co. Ltd., Class A	6,389	1,258
Meituan, Class B (a)(b)	110,880	1,784
PDD Holdings, Inc. ADR (a)	6,757	707
Qifu Technology, Inc. ADR	19,314	838
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,300	323
Tencent Holdings Ltd. (b)	26,700	1,720
Trip.com Group Ltd. ADR	33,924	1,989
Wuliangye Yibin Co. Ltd., Class A	23,700	393
		13,202
India (25.3%)
Axis Bank Ltd.	98,209	1,374
Eternal Ltd. (a)	628,963	1,937
HDFC Bank Ltd.	86,197	2,012
ICICI Bank Ltd. ADR	77,652	2,612
Indian Hotels Co. Ltd.	36,275	322
MakeMyTrip Ltd. (a)	10,320	1,012
Niva Bupa Health Insurance Co. Ltd. (a)	208,900	199
Titan Co. Ltd. (a)	28,648	1,233
		10,701
Korea, Republic of (13.2%)
Coupang, Inc. (a)	91,389	2,738
KakaoBank Corp.	55,957	1,240
NAVER Corp.	7,726	1,500
Webtoon Entertainment, Inc. (a)	13,936	127
		5,605
Poland (1.3%)
Allegro.eu SA (a)	55,197	531
Singapore (3.6%)
Grab Holdings Ltd., Class A (a)	306,005	1,539
Taiwan (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	2,194
United States (8.5%)
MercadoLibre, Inc. (a)	1,368	3,576
Total Common Stocks (Cost $27,574)		40,753
	Shares	Value (000)
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $1,774)	1,774,375	$1,774
Total Investments (100.5%) (Cost $29,348) (c)		42,527
Liabilities in Excess of Other Assets (–0.5%)		(201)
Net Assets (100.0%)		$42,326

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,898,000 and the aggregate gross unrealized depreciation is approximately $719,000, resulting in net unrealized appreciation of approximately $13,179,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	21.5%
Other*	21.0
Hotels, Restaurants & Leisure	18.2
Broadline Retail	17.8
Interactive Media & Services	9.5
Ground Transportation	6.8
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Brazil (5.3%)
Itau Unibanco Holding SA (Preference)	16,489	$112
Raia Drogasil SA	18,297	51
Rede D'Or Sao Luiz SA	19,496	127
Vale SA	4,833	47
WEG SA	10,817	85
		422
Chile (0.5%)
Banco de Chile	260,116	39
Czech Republic (0.6%)
Komercni Banka AS	1,012	49
Egypt (0.8%)
Commercial International Bank — Egypt (CIB)	35,158	60
India (32.0%)
360 ONE WAM Ltd.	4,331	60
Axis Bank Ltd.	2,435	34
Bajaj Auto Ltd.	687	67
Bajaj Finance Ltd.	8,910	97
CG Power & Industrial Solutions Ltd.	9,236	74
Colgate-Palmolive India Ltd.	834	23
Delhivery Ltd. (a)	7,787	35
Grasim Industries Ltd.	3,659	121
HDFC Asset Management Co. Ltd.	847	51
HDFC Bank Ltd.	10,260	240
Hindalco Industries Ltd.	6,292	51
Hitachi Energy India Ltd.	356	83
ICICI Bank Ltd.	14,170	240
IDFC First Bank Ltd. (a)	99,782	85
Infosys Ltd.	4,193	78
Infosys Ltd. ADR	3,149	58
Larsen & Toubro Ltd.	1,468	63
Macrotech Developers Ltd.	5,091	82
Mahindra & Mahindra Ltd.	5,707	212
MakeMyTrip Ltd. (a)	365	36
Max Healthcare Institute Ltd.	9,017	134
Pidilite Industries Ltd.	1,858	66
Reliance Industries Ltd.	12,768	224
Samvardhana Motherson International Ltd.	25,452	46
Shriram Finance Ltd.	6,882	57
Star Health & Allied Insurance Co. Ltd. (a)	8,897	44
State Bank of India	13,310	127
United Breweries Ltd.	1,566	36
		2,524
Indonesia (1.5%)
Bank Syariah Indonesia Tbk. PT	220,000	35
Cisarua Mountain Dairy Tbk. PT	169,700	51
Indosat Tbk. PT	229,100	29
		115
	Shares	Value (000)
Korea, Republic of (10.6%)
HYBE Co. Ltd.	111	$25
KB Financial Group, Inc.	2,004	165
Kia Corp.	692	50
KT&G Corp.	473	45
NAVER Corp.	260	50
Samsung Electronics Co. Ltd.	10,230	452
SK Hynix, Inc.	242	52
		839
Malaysia (0.9%)
CIMB Group Holdings Bhd.	31,200	50
Malayan Banking Bhd.	8,500	20
		70
Mexico (4.6%)
Gruma SAB de CV, Class B	5,401	93
Grupo Financiero Banorte SAB de CV Series O	12,071	111
Kimberly-Clark de Mexico SAB de CV, Class A	25,889	47
Prologis Property Mexico SA de CV REIT	10,147	38
Wal-Mart de Mexico SAB de CV	22,529	75
		364
Peru (1.1%)
Credicorp Ltd.	397	89
Poland (4.0%)
Allegro.eu SA (a)	8,122	78
Budimex SA	223	34
Grupa Kety SA	635	158
Powszechny Zaklad Ubezpieczen SA	2,620	46
		316
Saudi Arabia (1.0%)
Bupa Arabia for Cooperative Insurance Co.	1,603	76
South Africa (5.1%)
AVI Ltd.	14,619	78
Capitec Bank Holdings Ltd.	877	175
Clicks Group Ltd.	2,797	58
OUTsurance Group Ltd.	21,371	95
		406
Sweden (1.7%)
Medicover AB	4,953	133
Taiwan (25.5%)
Airtac International Group	1,000	30
Alchip Technologies Ltd.	1,000	106
ASE Technology Holding Co. Ltd.	24,000	120
Delta Electronics, Inc.	5,000	71
Hon Hai Precision Industry Co. Ltd.	26,000	143
MediaTek, Inc.	1,000	43
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,353
Unimicron Technology Corp.	15,000	59
Wiwynn Corp.	1,000	87
		2,012

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

	Shares	Value (000)
United Kingdom (1.5%)
Antofagasta PLC	4,708	$117
United States (0.6%)
MercadoLibre, Inc. (a)	19	50
Total Common Stocks (Cost $5,574)		7,681
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note G) (Cost $282)	282,035	282
Total Investments (100.9%) (Cost $5,856) (b)(c)		7,963
Liabilities in Excess of Other Assets (–0.9%)		(71)
Net Assets (100.0%)		$7,892

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $6,623,000 and 83.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,248,000 and the aggregate gross unrealized depreciation is approximately $141,000, resulting in net unrealized appreciation of approximately $2,107,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.7%
Semiconductors & Semiconductor Equipment	21.0
Banks	20.5
Tech Hardware, Storage & Peripherals	6.8
Health Care Providers & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Brazil (13.8%)
Banco BTG Pactual SA (Units) (a)	434,263	$3,377
Localiza Rent a Car SA	1,286,632	9,596
NU Holdings Ltd., Class A (b)	28,775	395
Raia Drogasil SA	1,886,442	5,250
WEG SA	354,623	2,792
		21,410
Greece (0.3%)
Optima bank SA	23,543	554
India (46.6%)
Ambuja Cements Ltd.	639,242	4,305
Astral Ltd.	189,244	3,326
AU Small Finance Bank Ltd.	183,372	1,748
Bharti Airtel Ltd.	320,449	7,513
Cholamandalam Investment & Finance Co. Ltd.	4,568	87
Divi's Laboratories Ltd.	60,897	4,838
Eternal Ltd. (b)	728,306	2,243
Global Health Ltd. (b)	98,524	1,306
HDFC Bank Ltd.	344,340	8,039
HDFC Bank Ltd. ADR	3,016	231
ICICI Bank Ltd.	453,603	7,666
KEI Industries Ltd.	158,580	7,017
Laurus Labs Ltd.	82,723	699
Oberoi Realty Ltd.	174,696	3,884
Samvardhana Motherson International Ltd.	2,076,611	3,749
Timken India Ltd.	45,229	1,846
Titan Co. Ltd. (b)	120,870	5,202
TVS Motor Co. Ltd.	55,043	1,873
Varun Beverages Ltd.	1,270,598	6,780
		72,352
Korea, Republic of (3.9%)
Coupang, Inc. (b)	202,792	6,076
Mexico (5.5%)
Fomento Economico Mexicano SAB de CV ADR	3,099	319
Grupo Financiero Banorte SAB de CV Series O	897,843	8,239
		8,558
Singapore (3.1%)
Sea Ltd. ADR (b)	30,065	4,808
Taiwan (12.7%)
E Ink Holdings, Inc.	661,000	5,003
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	11,922
Voltronic Power Technology Corp.	64,334	2,775
		19,700
United Arab Emirates (0.4%)
Americana Restaurants International PLC — Foreign Co.	995,431	610
United States (11.1%)
Globant SA (b)	6,587	598
MercadoLibre, Inc. (b)	4,037	10,551
XP, Inc., Class A	301,267	6,086
		17,235
Total Common Stocks (Cost $119,559)		151,303
	Shares	Value (000)
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note G) (Cost $2,954)	2,953,933	$2,954
Total Investments (99.3%) (Cost $122,513) (c)		154,257
Other Assets in Excess of Liabilities (0.7%)		1,093
Net Assets (100.0%)		$155,350

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $39,360,000 and the aggregate gross unrealized depreciation is approximately $7,616,000, resulting in net unrealized appreciation of approximately $31,744,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.7%
Banks	17.4
Broadline Retail	10.7
Electrical Equipment	8.1
Semiconductors & Semiconductor Equipment	7.7
Ground Transportation	6.2
Capital Markets	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Brazil (5.3%)
Banco BTG Pactual SA (Units) (a)	195,748	$1,522
Itau Unibanco Holding SA (Preference)	1,001,663	6,812
Raia Drogasil SA	1,228,602	3,419
Rede D'Or Sao Luiz SA	854,338	5,570
Vale SA	302,985	2,936
WEG SA	1,211,588	9,541
		29,800
Chile (0.8%)
Banco de Chile	28,835,568	4,361
China (22.4%)
Alibaba Group Holding Ltd. (b)	974,400	13,794
Bank of Jiangsu Co. Ltd., Class A	2,632,800	4,388
BYD Co. Ltd., H Shares (b)	703,500	10,953
China Construction Bank Corp., H Shares (b)	14,435,120	14,608
China International Capital Corp. Ltd., Class H (b)	973,200	2,206
China Merchants Bank Co. Ltd., H Shares (b)	1,324,500	9,291
JD.com, Inc., Class A (b)	97,823	1,598
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	446,359	3,233
Kweichow Moutai Co. Ltd., Class A	5,649	1,112
Meituan, Class B (b)(c)	225,890	3,634
NARI Technology Co. Ltd., Class A	1,088,300	3,405
NAURA Technology Group Co. Ltd., Class A	45,700	2,822
NetEase, Inc. (b)	175,100	4,719
Ping An Insurance Group Co. of China Ltd., Class H (b)	425,000	2,713
Shenzhen Inovance Technology Co. Ltd., Class A	385,500	3,476
Tencent Holdings Ltd. (b)	458,500	29,544
Trip.com Group Ltd. ADR	126,689	7,429
Xiaomi Corp., Class B (b)(c)	518,200	3,989
Yum China Holdings, Inc.	86,683	3,876
		126,790
Czech Republic (0.7%)
Komercni Banka AS	76,804	3,717
India (24.8%)
360 ONE WAM Ltd.	249,777	3,480
Axis Bank Ltd.	389,723	5,451
Bajaj Auto Ltd.	46,290	4,521
Bajaj Finance Ltd.	549,090	5,997
CG Power & Industrial Solutions Ltd.	234,868	1,869
Colgate-Palmolive India Ltd.	48,348	1,357
Grasim Industries Ltd.	144,524	4,795
HDFC Asset Management Co. Ltd.	93,880	5,686
HDFC Bank Ltd.	168,702	3,938
HDFC Bank Ltd. ADR	87,573	6,714
Hindalco Industries Ltd.	329,689	2,667
Hitachi Energy India Ltd.	27,908	6,512
ICICI Bank Ltd. ADR	34,277	1,153
ICICI Bank Ltd.	636,272	10,753
IDFC First Bank Ltd. (c)	6,618,313	5,622
	Shares	Value (000)
Infosys Ltd. ADR (d)	388,915	$7,207
Larsen & Toubro Ltd.	92,361	3,953
Macrotech Developers Ltd.	328,099	5,305
Mahindra & Mahindra Ltd.	231,079	8,577
MakeMyTrip Ltd. (c)	27,727	2,718
Max Healthcare Institute Ltd.	414,502	6,168
Pidilite Industries Ltd.	118,595	4,226
Reliance Industries Ltd.	718,263	12,572
Samvardhana Motherson International Ltd.	1,541,917	2,783
Shriram Finance Ltd.	403,550	3,328
State Bank of India	814,134	7,788
Swiggy Ltd. (c)	389,407	1,818
United Breweries Ltd.	167,078	3,802
		140,760
Indonesia (0.4%)
Cisarua Mountain Dairy Tbk. PT	8,566,400	2,570
Korea, Republic of (8.5%)
HYBE Co. Ltd.	8,221	1,880
KB Financial Group, Inc.	74,240	6,101
Kia Corp.	45,929	3,286
KT&G Corp.	34,398	3,247
NAVER Corp.	19,196	3,727
Samsung Electronics Co. Ltd.	581,159	25,700
SK Hynix, Inc.	18,771	4,045
		47,986
Malaysia (1.2%)
CIMB Group Holdings Bhd.	2,329,100	3,756
Malayan Banking Bhd.	1,387,600	3,197
		6,953
Mexico (5.0%)
Gruma SAB de CV, Class B	191,322	3,300
Grupo Financiero Banorte SAB de CV Series O	956,758	8,779
Kimberly-Clark de Mexico SAB de CV, Class A	3,412,551	6,256
Prologis Property Mexico SA de CV REIT	757,463	2,856
Wal-Mart de Mexico SAB de CV	2,207,019	7,302
		28,493
Poland (2.8%)
Allegro.eu SA (c)	857,279	8,254
Budimex SA	23,096	3,580
Powszechny Zaklad Ubezpieczen SA	239,803	4,193
		16,027
Saudi Arabia (1.4%)
Alinma Bank	515,175	3,683
Bupa Arabia for Cooperative Insurance Co.	89,759	4,262
		7,945
South Africa (3.4%)
AVI Ltd.	865,573	4,602
Capitec Bank Holdings Ltd.	45,794	9,156
Clicks Group Ltd.	190,647	3,992
OUTsurance Group Ltd.	329,562	1,460
		19,210

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (20.5%)
Airtac International Group	94,448	$2,812
Alchip Technologies Ltd.	62,000	6,574
ASE Technology Holding Co. Ltd.	847,000	4,249
Chailease Holding Co. Ltd.	715,000	3,097
Delta Electronics, Inc.	262,000	3,707
Hon Hai Precision Industry Co. Ltd.	1,577,000	8,701
MediaTek, Inc.	59,000	2,528
Taiwan Semiconductor Manufacturing Co. Ltd.	2,010,205	73,512
Unimicron Technology Corp.	900,000	3,513
Wiwynn Corp.	86,722	7,530
		116,223
United Kingdom (1.0%)
Antofagasta PLC	232,185	5,773
United States (0.9%)
MercadoLibre, Inc. (c)	1,936	5,060
Total Common Stocks (Cost $390,309)		561,668
Short-Term Investments (3.3%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note G) (Cost $12,433)	12,433,395	12,433
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note G) (Cost $6,352)	6,352,479	6,352
Total Short-Term Investments (Cost $18,785)		18,785
Total Investments (102.4%) (Cost $409,094) Including $6,195 of Securities Loaned (e)(f)		580,453
Liabilities in Excess of Other Assets (–2.4%)		(13,739)
Net Assets (100.0%)		$566,714

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  All or a portion of this security was on loan at June 30, 2025.

(e)  The approximate fair value and percentage of net assets, $464,857,000 and 82.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $182,847,000 and the aggregate gross unrealized depreciation is approximately $11,488,000, resulting in net unrealized appreciation of approximately $171,359,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	45.6%
Banks	20.8
Semiconductors & Semiconductor Equipment	16.3
Tech Hardware, Storage & Peripherals	6.5
Interactive Media & Services	5.8
Broadline Retail	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
China (6.8%)
Tencent Holdings Ltd. ADR	311,931	$20,119
Italy (5.8%)
Ferrari NV	35,140	17,245
Japan (6.5%)
Mizuho Financial Group, Inc. ADR	1,825,584	10,150
Sumitomo Mitsui Financial Group, Inc. ADR	613,284	9,267
		19,417
Taiwan (6.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	81,009	18,348
United States (73.7%)
Ameriprise Financial, Inc.	29,098	15,531
AutoZone, Inc. (a)	1,248	4,633
CBRE Group, Inc., Class A (a)	97,519	13,664
Costco Wholesale Corp.	16,742	16,574
CRH PLC	189,911	17,434
Eli Lilly & Co.	4,147	3,233
JPMorgan Chase & Co.	55,277	16,025
LPL Financial Holdings, Inc.	34,010	12,753
Mastercard, Inc., Class A	15,974	8,976
Microsoft Corp.	41,737	20,760
Netflix, Inc. (a)	16,999	22,764
NVIDIA Corp.	182,799	28,880
Progressive Corp.	72,306	19,296
United Rentals, Inc.	9,196	6,928
Waste Management, Inc.	47,609	10,894
		218,345
Total Common Stocks (Cost $211,357)		293,474
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $2,394)	2,394,127	2,394
Total Investments (99.8%) (Cost $213,751) (b)		295,868
Other Assets in Excess of Liabilities (0.2%)		582
Net Assets (100.0%)		$296,450

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $82,152,000 and the aggregate gross unrealized depreciation is approximately $35,000, resulting in net unrealized appreciation of approximately $82,117,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	17.1%
Semiconductors & Semiconductor Equipment	16.0
Banks	12.0
Capital Markets	9.6
Entertainment	7.7
Software	7.0
Interactive Media & Services	6.8
Insurance	6.5
Construction Materials	5.9
Automobiles	5.8
Consumer Staples Distribution & Retail	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (100.1%)
Canada (0.6%)
Shopify, Inc., Class A (a)	2,438	$281
China (5.2%)
JD.com, Inc. ADR	10,834	354
NetEase, Inc. ADR	2,549	343
Tencent Holdings Ltd. ADR	24,863	1,604
		2,301
France (3.2%)
Hermes International SCA ADR	4,478	1,214
LVMH Moet Hennessy Louis Vuitton SE	363	190
		1,404
Italy (6.0%)
Ferrari NV	5,381	2,641
Japan (4.7%)
Mitsui & Co. Ltd. ADR	378	154
Mizuho Financial Group, Inc. ADR	105,495	586
NTT, Inc. ADR	3,513	94
Sumitomo Mitsui Financial Group, Inc. ADR	83,050	1,255
		2,089
Spain (3.2%)
Banco Santander SA ADR	173,402	1,439
Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	9,547	2,162
United Kingdom (0.2%)
Experian PLC ADR	1,717	88
United States (72.1%)
Alphabet, Inc., Class A	6,308	1,112
Amazon.com, Inc. (a)	7,915	1,737
Ameriprise Financial, Inc.	4,294	2,292
Apple, Inc.	9,312	1,911
AutoZone, Inc. (a)	23	85
Brown & Brown, Inc.	9,958	1,104
Cboe Global Markets, Inc.	2,335	545
CBRE Group, Inc., Class A (a)	8,917	1,249
Chevron Corp.	4,107	588
Costco Wholesale Corp.	344	341
CRH PLC	26,793	2,460
General Electric Co.	2,115	544
JPMorgan Chase & Co.	8,468	2,455
Linde PLC	281	132
LPL Financial Holdings, Inc.	2,949	1,106
Mastercard, Inc., Class A	1,586	891
McDonald's Corp.	282	82
MercadoLibre, Inc. (a)	307	802
Microsoft Corp.	3,954	1,967
Millrose Properties, Inc. REIT	912	26
Netflix, Inc. (a)	1,411	1,890
NVIDIA Corp.	18,527	2,927
Progressive Corp.	5,616	1,499
Tesla, Inc. (a)	989	314
	Shares	Value (000)
TJX Cos., Inc.	13,699	$1,692
Tyler Technologies, Inc. (a)	628	372
United Rentals, Inc.	1,171	882
Valero Energy Corp.	1,193	160
Waste Management, Inc.	3,463	792
		31,957
Total Investments (100.1%) (Cost $29,442) (b)(c)		44,362
Liabilities in Excess of Other Assets (–0.1%)		(51)
Net Assets (100.0%)		$44,311

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $190,000 and 0.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,045,000 and the aggregate gross unrealized depreciation is approximately $125,000, resulting in net unrealized appreciation of approximately $14,920,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.8%
Banks	12.8
Semiconductors & Semiconductor Equipment	11.5
Capital Markets	8.9
Automobiles	6.7
Broadline Retail	6.5
Interactive Media & Services	6.1
Insurance	5.9
Construction Materials	5.5
Software	5.2
Entertainment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Canada (1.0%)
Colliers International Group, Inc. (a)	2,208	$288
Germany (2.2%)
Delivery Hero SE (b)	24,196	657
Israel (5.1%)
Global-e Online Ltd. (b)	17,464	586
Teva Pharmaceutical Industries Ltd. ADR (b)	54,978	921
		1,507
Japan (2.2%)
Sansan, Inc. (b)	44,500	658
United Kingdom (16.8%)
Domino's Pizza Group PLC	409,928	1,450
Victoria PLC (a)(b)	3,505,235	3,528
		4,978
United States (71.2%)
Appian Corp., Class A (b)	96,566	2,883
Applied Materials, Inc.	4,964	909
Arbutus Biopharma Corp. (b)	402,875	1,245
Avadel Pharmaceuticals PLC (b)	116,446	1,031
Bill Holdings, Inc. (b)	8,133	376
Burford Capital Ltd.	22,947	268
Carvana Co. (b)	3,178	1,071
Chart Industries, Inc. (b)	2,745	452
Core & Main, Inc., Class A (b)	10,777	650
Core Scientific, Inc. (b)	71,588	1,222
Floor & Decor Holdings, Inc., Class A (b)	18,479	1,404
GXO Logistics, Inc. (b)	14,866	724
HCA Healthcare, Inc.	3,691	1,414
ICON PLC ADR (b)	2,005	292
Immunovant, Inc. (b)	57,496	920
PennyMac Financial Services, Inc.	2,943	293
QXO, Inc. (b)	60,362	1,300
Roivant Sciences Ltd. (b)	108,764	1,226
Royalty Pharma PLC, Class A	20,558	741
Sable Offshore Corp. (b)	34,283	754
SharkNinja, Inc. (b)	5,418	536
Somnigroup International, Inc.	9,097	619
Sotera Health Co. (b)	69,236	770
		21,100
Total Common Stocks (Cost $32,605)		29,188
Short-Term Investments (2.5%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $423)	423,329	423
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G)	254,259	254
	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $21; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $21)	$21	$21
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $45; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $46)	45	45
		66
Total Securities held as Collateral on Loaned Securities (Cost $320)		320
Total Short-Term Investments (Cost $743)		743
Total Investments (101.0%) (Cost $33,348) Including $635 of Securities Loaned (c)(d)		29,931
Liabilities in Excess of Other Assets (–1.0%)		(303)
Net Assets (100.0%)		$29,628

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2025.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $6,561,000 and 22.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,453,000 and the aggregate gross unrealized depreciation is approximately $5,870,000, resulting in net unrealized depreciation of approximately $3,417,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.2%
Software	17.4
Household Durables	15.8
Biotechnology	11.4
Pharmaceuticals	9.1
Specialty Retail	8.4
Hotels, Restaurants & Leisure	7.1
Trading Companies & Distributors	6.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
France (6.2%)
L'Oreal SA	294,687	$126,230
LVMH Moet Hennessy Louis Vuitton SE	79,849	41,792
		168,022
Germany (7.9%)
SAP SE	695,622	212,707
United Kingdom (8.1%)
Experian PLC	813,474	41,948
Haleon PLC	15,621,061	80,286
RELX PLC (LSE)	1,392,248	75,457
RELX PLC (Euronext NV)	364,653	19,705
		217,396
United States (76.3%)
Abbott Laboratories	446,585	60,740
Accenture PLC, Class A	312,121	93,290
Alphabet, Inc., Class A	550,162	96,955
Aon PLC, Class A	315,870	112,690
Arthur J Gallagher & Co.	249,052	79,726
Automatic Data Processing, Inc.	239,161	73,757
AutoZone, Inc. (a)	10,313	38,284
Booking Holdings, Inc.	16,864	97,630
Broadridge Financial Solutions, Inc.	171,014	41,562
CDW Corp.	189,108	33,773
CME Group, Inc.	235,495	64,907
Coca-Cola Co.	1,405,294	99,425
Equifax, Inc.	116,646	30,254
FactSet Research Systems, Inc.	85,941	38,440
Intercontinental Exchange, Inc.	455,141	83,505
Jack Henry & Associates, Inc.	176,118	31,731
Microsoft Corp.	516,694	257,009
Oracle Corp.	176,178	38,518
Otis Worldwide Corp.	563,563	55,804
Philip Morris International, Inc.	212,113	38,632
Procter & Gamble Co.	499,167	79,527
Roper Technologies, Inc.	147,786	83,771
S&P Global, Inc.	151,152	79,701
Steris PLC	156,719	37,647
Thermo Fisher Scientific, Inc.	169,864	68,873
Visa, Inc., Class A	483,978	171,836
Zoetis, Inc.	413,986	64,561
		2,052,548
Total Common Stocks (Cost $1,604,563)		2,650,673
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $44,958)	44,958,480	44,958
Total Investments (100.2%) (Cost $1,649,521) (b)		2,695,631
Liabilities in Excess of Other Assets (–0.2%)		(6,386)
Net Assets (100.0%)		$2,689,245

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,047,826,000 and the aggregate gross unrealized depreciation is approximately $1,716,000, resulting in net unrealized appreciation of approximately $1,046,110,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.6%
Software	21.9
Professional Services	10.4
Capital Markets	9.9
Financial Services	7.6
Insurance	7.2
Pharmaceuticals	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Brazil (0.3%)
NU Holdings Ltd., Class A (a)	12,687	$174
Canada (5.5%)
Shopify, Inc., Class A (a)	31,682	3,655
Israel (3.6%)
Global-e Online Ltd. (a)	71,319	2,392
Korea, Republic of (2.6%)
Coupang, Inc. (a)	56,428	1,691
Netherlands (4.9%)
Adyen NV (a)	1,747	3,208
Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	134,294	675
Sea Ltd. ADR (a)	1,873	300
		975
United Kingdom (0.1%)
Victoria PLC (a)	70,649	71
United States (77.4%)
Affirm Holdings, Inc. (a)	62,776	4,340
Agilon Health, Inc. (a)	184,098	423
AppLovin Corp., Class A (a)	6,855	2,400
Arbutus Biopharma Corp. (a)	173,307	536
Aurora Innovation, Inc. (a)	455,912	2,389
Cloudflare, Inc., Class A (a)	40,706	7,971
Core & Main, Inc., Class A (a)	16,485	995
Crowdstrike Holdings, Inc., Class A (a)	3,240	1,650
DoorDash, Inc., Class A (a)	6,918	1,705
Federal National Mortgage Association (a)	135,078	1,289
Intellia Therapeutics, Inc. (a)	17,321	163
IonQ, Inc. (a)	56,346	2,421
Landbridge Co. LLC, Class A	23,772	1,607
MercadoLibre, Inc. (a)	1,693	4,425
MicroStrategy, Inc., Class A (a)	9,780	3,953
ProKidney Corp. (a)	41,771	25
	Shares	Value (000)
QXO, Inc. (a)	102,755	$2,213
ROBLOX Corp., Class A (a)	22,276	2,343
Roivant Sciences Ltd. (a)	49,200	555
Royalty Pharma PLC, Class A	87,144	3,140
Snowflake, Inc., Class A (a)	10,381	2,323
Tesla, Inc. (a)	11,830	3,758
XOMA Royalty Corp. (a)	11,734	296
		50,920
Total Common Stocks (Cost $37,457)		63,086
Preferred Stock (0.1%)
United States (0.1%)
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	28
Investment Company (2.6%)
United States (2.6%)
iShares Bitcoin Trust ETF (a) (Cost $1,095)	28,303	1,732
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $1,004)	1,003,845	1,004
Total Investments Excluding Purchased Options (100.1%) (Cost $39,629)		65,850
Total Purchased Options Outstanding (0.1%) (Cost $381)		65
Total Investments (100.2%) (Cost $40,010) (d)(e)(f)		65,915
Liabilities in Excess of Other Assets (–0.2%)		(121)
Net Assets (100.0%)		$65,794

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(b)(c)(g)(h)	$1,274,679	12/31/25	$(52)	(0.08)%

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at June 30, 2025 amounts to approximately $(24,000) and represents less than 0.05% of net assets.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  The approximate fair value and percentage of net assets, $3,279,000 and 5.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  Securities are available for collateral in connection with a security purchased on a forward commitment basis, derivative contract — PIPE and purchased options.

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,907,000 and the aggregate gross unrealized depreciation is approximately $2,054,000, resulting in net unrealized appreciation of approximately $25,853,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

(g)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 60,699 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	7,437,834	$7,438	$1		$31	$(30)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	15,064,889	15,065	31		63	(32)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	13,974,746	13,975	4		61	(57)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	6,763,419	6,763	—	@	29	(29)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	15,854,951	15,855	15		65	(50)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	10,380,714	10,381	10		50	(40)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	17,249,729	17,250	4		82	(78)
							$65		$381	$(316)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.0%
Information Technology Services	21.1
Software	15.8
Financial Services	13.5
Broadline Retail	12.9
Automobiles	5.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with unrealized depreciation of approximately $52,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Brazil (2.0%)
NU Holdings Ltd., Class A (a)	5,054,186	$69,343
Canada (2.4%)
Shopify, Inc., Class A (a)	726,707	83,826
China (3.4%)
Meituan, Class B (a)(b)	3,541,800	56,974
Trip.com Group Ltd. ADR	1,062,312	62,294
		119,268
Denmark (4.8%)
DSV AS	704,034	168,866
France (6.8%)
Hermes International SCA	37,192	100,822
Schneider Electric SE	512,411	137,575
		238,397
India (6.0%)
HDFC Bank Ltd.	3,986,284	93,061
ICICI Bank Ltd. ADR	3,543,633	119,208
		212,269
Italy (2.3%)
Moncler SpA	1,429,590	81,546
Japan (0.8%)
Keyence Corp.	72,100	28,828
Korea, Republic of (4.0%)
Coupang, Inc. (a)	4,203,256	125,929
KakaoBank Corp.	611,700	13,556
		139,485
Netherlands (1.5%)
ASML Holding NV	63,911	51,214
Singapore (0.8%)
Grab Holdings Ltd., Class A (a)	5,762,393	28,985
Sweden (6.0%)
Spotify Technology SA (a)	277,777	213,149
Switzerland (0.7%)
On Holding AG, Class A (a)	451,165	23,483
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,260,000	82,647
United Kingdom (1.3%)
London Stock Exchange Group PLC	321,233	46,979
United States (50.8%)
Airbnb, Inc., Class A (a)	593,798	78,583
Amazon.com, Inc. (a)	623,419	136,772
Block, Inc., Class A (a)	1,054,537	71,635
Crowdstrike Holdings, Inc., Class A (a)	111,130	56,600
DoorDash, Inc., Class A (a)	819,177	201,935
Liberty Media Corp.-Liberty Formula One, Class C (a)	354,904	37,087
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
	Shares	Value (000)
Mastercard, Inc., Class A	161,658	$90,842
MercadoLibre, Inc. (a)	80,442	210,246
Meta Platforms, Inc., Class A	360,283	265,921
Salesforce, Inc.	92,083	25,110
ServiceNow, Inc. (a)	155,479	159,845
TKO Group Holdings, Inc.	364,054	66,240
Uber Technologies, Inc. (a)	2,338,732	218,204
Visa, Inc., Class A	319,869	113,569
Walt Disney Co.	458,382	56,844
		1,789,433
Total Common Stocks (Cost $1,407,331)		3,377,718
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $151,722)	151,721,643	151,722
Total Investments (100.2%) (Cost $1,559,053) (e)(f)		3,529,440
Liabilities in Excess of Other Assets (–0.2%)		(5,923)
Net Assets (100.0%)		$3,523,517

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at June 30, 2025 amounts to $0 and represents 0.0% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  The approximate fair value and percentage of net assets, $862,068,000 and 24.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,005,273,000 and the aggregate gross unrealized depreciation is approximately $34,886,000, resulting in net unrealized appreciation of approximately $1,970,387,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.2%
Broadline Retail	13.5
Hotels, Restaurants & Leisure	11.3
Entertainment	10.6
Banks	8.4
Financial Services	7.8
Interactive Media & Services	7.5
Ground Transportation	7.0
Software	6.8
Textiles, Apparel & Luxury Goods	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (91.8%)
Brazil (0.1%)
Vale SA	342	$3
Canada (5.9%)
Cameco Corp.	672	50
Canadian National Railway Co.	1,819	189
Constellation Software, Inc.	1	4
FirstService Corp.	19	3
Topicus.com, Inc. (a)	41	5
		251
France (12.1%)
Airbus SE	193	40
Christian Dior SE	117	59
EssilorLuxottica SA	15	4
Eurofins Scientific SE	2,952	210
Hermes International SCA	2	6
L'Oreal SA	9	4
LVMH Moet Hennessy Louis Vuitton SE	353	185
Remy Cointreau SA	43	2
		510
Germany (0.8%)
Birkenstock Holding PLC (a)	690	34
India (0.2%)
HDFC Bank Ltd. ADR	130	10
Israel (1.6%)
Oddity Tech Ltd., Class A (a)	900	68
Italy (0.2%)
Brunello Cucinelli SpA	33	4
Ferrari NV	9	4
		8
Mexico (0.5%)
Alsea SAB de CV (a)	8,300	23
Netherlands (4.7%)
ASML Holding NV (Registered)	242	194
Universal Music Group NV	142	5
		199
United Kingdom (9.1%)
Babcock International Group PLC	17,474	275
Domino's Pizza Group PLC	10,378	37
Rentokil Initial PLC	7,189	35
Victoria PLC (a)	37,188	37
		384
United States (56.6%)
American Tower Corp. REIT	457	101
Brown & Brown, Inc.	34	4
Celsius Holdings, Inc. (a)	1,047	48
Cloudflare, Inc., Class A (a)	2,902	568
Core & Main, Inc., Class A (a)	3,391	205
Danaher Corp.	464	92
Federal National Mortgage Association (a)	8,311	79
Floor & Decor Holdings, Inc., Class A (a)	1,636	124
	Shares	Value (000)
Intercontinental Exchange, Inc.	772	$142
Landbridge Co. LLC, Class A	2,903	196
Linde PLC	8	4
MP Materials Corp. (a)	1,731	57
MSCI, Inc.	6	3
QXO, Inc. (a)	12,308	265
Royal Gold, Inc.	1,072	191
Royalty Pharma PLC, Class A	7,624	275
S&P Global, Inc.	7	4
Sable Offshore Corp. (a)	921	20
Texas Pacific Land Corp.	2	2
Veralto Corp.	76	8
Waste Connections, Inc.	20	4
		2,392
Total Common Stocks (Cost $3,055)		3,882
Investment Company (3.1%)
United States (3.1%)
iShares Bitcoin Trust ETF (a) (Cost $84)	2,164	132
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—
	Shares
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $97)	96,787	97
Total Investments Excluding Purchased Options (97.2%) (Cost $3,236)		4,111
Total Purchased Options Outstanding (0.1%) (Cost $24)		4
Total Investments (97.3%) (Cost $3,260) (c)(d)(e)		4,115
Other Assets in Excess of Liabilities (2.7%)		113
Net Assets (100.0%)		$4,228

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  The approximate fair value and percentage of net assets, $903,000 and 21.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  Securities are available for collateral in connection with purchased options.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,161,000 and the aggregate gross unrealized depreciation is approximately $306,000, resulting in net unrealized appreciation of approximately $855,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	522,551	$523	$—	@	$3	$(3)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	918,402	918	2		4	(2)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	955,310	955	—	@	4	(4)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	478,198	478	—	@	2	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	1,014,582	1,015	1		4	(3)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	656,354	656	1		3	(2)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	891,152	891	—	@	4	(4)
							$4		$24	$(20)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.9%
Information Technology Services	13.8
Trading Companies & Distributors	11.4
Aerospace & Defense	7.7
Life Sciences Tools & Services	7.4
Textiles, Apparel & Luxury Goods	7.0
Pharmaceuticals	6.7
Metals & Mining	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (1.6%)
Xero Ltd.(a)	6,509	$770
Canada (4.9%)
Constellation Software, Inc.	408	1,496
Shopify, Inc., Class A (a)	8,275	955
		2,451
China (6.3%)
Kweichow Moutai Co. Ltd., Class A	4,900	965
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,100	631
Tencent Holdings Ltd. (b)	16,100	1,037
Zhejiang Dingli Machinery Co. Ltd., Class A	76,500	506
		3,139
Denmark (2.7%)
DSV AS	5,529	1,326
Germany (7.7%)
SAP SE	12,594	3,851
Japan (1.4%)
BayCurrent, Inc.	13,900	715
Netherlands (1.5%)
ASML Holding NV	936	750
Switzerland (4.8%)
Galderma Group AG	8,169	1,187
On Holding AG, Class A ( a)	23,111	1,203
		2,390
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,792
United Kingdom (9.1%)
Diploma PLC	13,208	887
Experian PLC	25,929	1,337
Halma PLC	35,419	1,557
RELX PLC	13,478	730
		4,511
United States (54.3%)
Alphabet, Inc., Class A	9,619	1,695
Aon PLC, Class A	2,760	985
Automatic Data Processing, Inc.	1,566	483
Booking Holdings, Inc.	282	1,633
Broadridge Financial Solutions, Inc.	5,609	1,363
Cencora, Inc.	4,861	1,458
Intercontinental Exchange, Inc.	7,414	1,360
Mastercard, Inc., Class A	3,039	1,708
MercadoLibre, Inc. (a)	500	1,307
Microsoft Corp.	3,608	1,795
MSCI, Inc.	1,769	1,020
Netflix, Inc. (a)	1,282	1,717
Ryan Specialty Holdings, Inc.	21,122	1,436
S&P Global, Inc.	2,436	1,284
Salesforce, Inc.	2,254	615
ServiceNow, Inc. (a)	718	738
	Shares	Value (000)
Tradeweb Markets, Inc., Class A	9,647	$1,412
Uber Technologies, Inc. (a)	18,692	1,744
VeriSign, Inc.	3,810	1,100
Visa, Inc., Class A	6,089	2,162
		27,015
Total Common Stocks (Cost $36,236)		48,710
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	—
	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $712)	712,246	712
Total Investments (99.3%) (Cost $36,948) (d)(e)		49,422
Other Assets in Excess of Liabilities (0.7%)		359
Net Assets (100.0%)		$49,781

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  The approximate fair value and percentage of net assets, $18,041,000 and 36.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,870,000 and the aggregate gross unrealized depreciation is approximately $396,000, resulting in net unrealized appreciation of approximately $12,474,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.0%
Software	18.7
Capital Markets	10.4
Professional Services	9.4
Financial Services	7.9
Interactive Media & Services	5.5
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Automobiles (6.5%)
Tesla, Inc. (a)	915,227	$290,731
Biotechnology (0.9%)
Roivant Sciences Ltd. (a)	3,584,745	40,400
Broadline Retail (4.9%)
MercadoLibre, Inc. (a)	83,998	219,540
Capital Markets (0.8%)
Coinbase Global, Inc., Class A (a)	100,202	35,120
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (5.9%)
ROBLOX Corp., Class A (a)	2,510,452	264,100
Financial Services (8.3%)
Affirm Holdings, Inc. (a)	4,130,401	285,576
Federal National Mortgage Association (a)	9,253,178	88,275
		373,851
Hotels, Restaurants & Leisure (5.9%)
Airbnb, Inc., Class A (a)	334,646	44,287
DoorDash, Inc., Class A (a)	907,915	223,810
		268,097
Information Technology Services (24.0%)
Cloudflare, Inc., Class A (a)	3,313,719	648,926
Shopify, Inc., Class A (Canada) (a)	1,843,937	212,698
Snowflake, Inc., Class A (a)	966,604	216,297
		1,077,921
Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	5,944,970	214,197
Software (23.4%)
AppLovin Corp., Class A (a)	665,696	233,047
Aurora Innovation, Inc. (a)	29,693,271	155,593
Crowdstrike Holdings, Inc., Class A (a)	435,762	221,938
MicroStrategy, Inc., Class A (a)	715,132	289,078
Samsara, Inc., Class A (a)	3,854,013	153,312
		1,052,968
Tech Hardware, Storage & Peripherals (2.6%)
IonQ, Inc. (a)	2,711,027	116,493
Trading Companies & Distributors (4.9%)
Core & Main, Inc., Class A (a)	1,135,804	68,546
QXO, Inc. (a)	7,052,209	151,904
		220,450
Total Common Stocks (Cost $2,401,186)		4,173,868
Preferred Stocks (3.0%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $12,876; acquired 3/17/23)	639,525	18,917
	Shares	Value (000)
Software (2.6%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	$114,336
Total Preferred Stocks (Cost $115,039)		133,253
Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $84,066)	2,172,579	132,983
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $64,332)	64,331,712	64,332
Total Investments Excluding Purchased Options (100.1%) (Cost $2,664,623)		4,504,436
Total Purchased Options Outstanding (0.1%) (Cost $23,206)		4,157
Total Investments (100.2%) (Cost $2,687,829) (d)(e)		4,508,593
Liabilities in Excess of Other Assets (–0.2%)		(10,386)
Net Assets (100.0%)		$4,498,207

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2025 amounts to approximately $133,253,000 and represents 3.0% of net assets.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  Securities are available for collateral in connection with purchased options.

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,864,329,000 and the aggregate gross unrealized depreciation is approximately $43,565,000, resulting in net unrealized appreciation of approximately $1,820,764,000.

ETF  Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	429,969,490	$429,969	$40	$1,783	$(1,743)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	987,167,835	987,168	2,064	4,109	(2,045)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	852,322,605	852,323	219	3,710	(3,491)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	392,396,616	392,397	3	1,708	(1,705)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	995,165,827	995,166	952	4,109	(3,157)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	645,084,852	645,085	660	3,135	(2,475)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	981,418,394	981,418	219	4,652	(4,433)
							$4,157	$23,206	$(19,049)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	25.9%
Information Technology Services	23.9
Other*	23.2
Financial Services	8.7
Automobiles	6.5
Hotels, Restaurants & Leisure	5.9
Entertainment	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Beverages (1.8%)
Celsius Holdings, Inc. (a)	130,959	$6,075
Biotechnology (9.5%)
Arbutus Biopharma Corp. (a)	2,103,091	6,499
Beam Therapeutics, Inc. (a)	29,843	508
Immunovant, Inc. (a)	113,325	1,813
Intellia Therapeutics, Inc. (a)	186,551	1,750
ProKidney Corp. (a)(b)	275,498	163
Recursion Pharmaceuticals, Inc., Class A (a)(b)	74,570	377
Roivant Sciences Ltd. (a)	1,465,522	16,516
XOMA Royalty Corp. (a)	180,971	4,561
		32,187
Broadline Retail (5.3%)
Global-e Online Ltd. (Israel) (a)	542,258	18,187
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	28,362	319
Financial Services (2.4%)
Burford Capital Ltd.	577,882	8,241
Health Care Equipment & Supplies (2.7%)
Outset Medical, Inc. (a)(b)	25,743	495
Semler Scientific, Inc. (a)(b)	224,655	8,703
		9,198
Health Care Providers & Services (3.5%)
Agilon Health, Inc. (a)	5,203,472	11,968
Health Care Technology (0.2%)
Schrodinger, Inc. (a)	35,482	714
Hotels, Restaurants & Leisure (5.8%)
Cheesecake Factory, Inc.	100,722	6,311
Shake Shack, Inc., Class A (a)	54,043	7,599
Sweetgreen, Inc., Class A (a)	380,120	5,656
		19,566
Household Durables (0.5%)
Victoria PLC (United Kingdom) (a)	1,613,626	1,624
Information Technology Services (14.6%)
Cloudflare, Inc., Class A (a)	243,825	47,748
MongoDB, Inc. (a)	9,534	2,002
		49,750
Interactive Media & Services (0.6%)
ZoomInfo Technologies, Inc. (a)	188,343	1,906
Leisure Products (3.8%)
Peloton Interactive, Inc., Class A (a)	1,873,423	13,001
Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A (a)	78,320	907
MaxCyte, Inc. (a)	736,601	1,606
Standard BioTools, Inc. (a)	1,539,218	1,847
		4,360
Metals & Mining (2.3%)
MP Materials Corp. (a)	232,133	7,723
	Shares	Value (000)
Oil, Gas & Consumable Fuels (0.5%)
Sable Offshore Corp. (a)	75,304	$1,655
Passenger Airlines (1.1%)
Joby Aviation, Inc. (a)	352,743	3,721
Personal Care Products (6.8%)
Oddity Tech Ltd., Class A (Israel) (a)	304,296	22,965
Pharmaceuticals (1.0%)
ATAI Life Sciences NV (a)(b)	511,994	1,121
GH Research PLC (a)(b)	74,570	909
Structure Therapeutics, Inc. ADR (China) (a)	65,078	1,350
		3,380
Real Estate Management & Development (5.3%)
Landbridge Co. LLC, Class A	258,692	17,482
Opendoor Technologies, Inc. (a)	608,891	325
Redfin Corp. (a)	30,047	336
		18,143
Software (10.6%)
Appian Corp., Class A (a)	58,481	1,746
Aurora Innovation, Inc. (a)	2,590,108	13,572
Gitlab, Inc., Class A (a)	37,024	1,670
Klaviyo, Inc., Class A (a)	57,095	1,917
MicroStrategy, Inc., Class A (a)	42,579	17,212
		36,117
Specialty Retail (3.6%)
Beyond, Inc. (a)	37,577	258
Floor & Decor Holdings, Inc., Class A (a)	66,328	5,038
RH (a)	9,088	1,718
Wayfair, Inc., Class A (a)	105,588	5,400
		12,414
Tech Hardware, Storage & Peripherals (6.0%)
IonQ, Inc. (a)	474,632	20,395
Trading Companies & Distributors (3.5%)
Core & Main, Inc., Class A (a)	199,084	12,015
Total Common Stocks (Cost $267,881)		315,624
Preferred Stocks (2.5%)
Health Care Technology (1.0%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	3,367
Software (1.5%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	5,132
Total Preferred Stocks (Cost $16,838)		8,499
Investment Company (3.8%)
iShares Bitcoin Trust ETF (a) (Cost $8,124)	209,963	12,852

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (a)(d) (Cost $203)	61,142	$—
	Shares
Short-Term Investments (2.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $4,273)	4,273,152	4,273
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G)	3,902,896	3,903
	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $317; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $323)	$317	317
	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $689; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $703)	$689	$689
		1,006
	Total Securities held as Collateral on Loaned Securities (Cost $4,909)	4,909
	Total Short-Term Investments (Cost $9,182)	9,182
	Total Investments Excluding Purchased Options (101.8%) (Cost $302,228)	346,157
	Total Purchased Options Outstanding (0.1%) (Cost $2,003)	352
	Total Investments (101.9%) (Cost $304,231) Including $9,660 of Securities Loaned (e)(f)(g)	346,509
	Liabilities in Excess of Other Assets (–1.9%)	(6,541)
	Net Assets (100.0%)	$339,968

The Fund had the following Derivative Contract — PIPE open at June 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(d)(h)(i)	$6,444,459	12/31/25	$(262)	(0.08)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2025.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2025 amounts to approximately $8,237,000 and represents 2.4% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  Securities are available for collateral in connection with a security purchased on a forward commitment basis, derivative contract — PIPE and purchased options.

(f)  The approximate fair value and percentage of net assets, $1,624,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(g)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $102,992,000 and the aggregate gross unrealized depreciation is approximately $60,714,000, resulting in net unrealized appreciation of approximately $42,278,000.

(h)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 306,879 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	37,545,145	$37,545	$4		$156	$(152)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	81,897,594	81,898	171		341	(170)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	71,643,928	71,644	18		312	(294)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	37,836,821	37,837	—	@	165	(165)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	85,420,861	85,421	82		353	(271)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	56,144,765	56,145	58		272	(214)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	85,292,422	85,292	19		404	(385)
							$352		$2,003	$(1,651)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	34.9%
Information Technology Services	14.6
Software	12.1
Biotechnology	9.4
Personal Care Products	6.7
Tech Hardware, Storage & Peripherals	6.0
Hotels, Restaurants & Leisure	5.7
Broadline Retail	5.3
Real Estate Management & Development	5.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized depreciation of approximately $262,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Brazil (1.8%)
NU Holdings Ltd., Class A (a)	3,680,850	$50,501
Canada (8.6%)
Brookfield Corp.	1,082,961	66,981
Canada Goose Holdings, Inc. (See Note G) (a)(b)	2,807,545	31,416
Canadian Pacific Kansas City Ltd.	1,179,662	93,715
Shopify, Inc., Class A (a)	464,552	53,586
		245,698
Denmark (8.1%)
DSV AS	968,424	232,281
France (21.0%)
EssilorLuxottica SA	158,509	43,525
Hermes International SCA	91,702	248,592
L'Oreal SA	269,756	115,551
LVMH Moet Hennessy Louis Vuitton SE	99,020	51,825
Schneider Electric SE	525,817	141,174
		600,667
Germany (1.1%)
Birkenstock Holding PLC (a)	629,624	30,965
Hong Kong (2.8%)
AIA Group Ltd.	9,030,700	81,804
India (8.0%)
HDFC Bank Ltd.	3,923,662	91,600
ICICI Bank Ltd. ADR	2,955,400	99,419
Titan Co. Ltd. (a)	918,299	39,522
		230,541
Italy (5.1%)
Moncler SpA	2,571,884	146,704
Japan (5.0%)
Keyence Corp.	251,300	100,477
Sanrio Co. Ltd.	868,800	42,011
		142,488
Netherlands (5.5%)
Adyen NV (a)	26,990	49,568
ASML Holding NV	134,939	108,132
		157,700
Sweden (9.0%)
Spotify Technology SA (a)	338,051	259,401
Switzerland (5.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	284	47,350
Cie Financiere Richemont SA, Class A (Registered)	246,612	46,667
Straumann Holding AG (Registered)	572,153	74,889
		168,906
Taiwan (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,264,000	155,932
	Shares	Value (000)
United Kingdom (4.2%)
London Stock Exchange Group PLC	584,739	$85,516
Rightmove PLC	3,115,938	33,725
		119,241
United States (7.4%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	685,583	71,644
MercadoLibre, Inc. (a)	53,368	139,484
		211,128
Total Common Stocks (Cost $1,690,575)		2,833,957
Short-Term Investments (1.7%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $34,425)	34,425,043	34,425
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G)	11,970,210	11,970
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $972; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $991)	$972	972
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $2,113; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $2,155)	2,112	2,112
		3,084
Total Securities held as Collateral on Loaned Securities (Cost $15,054)		15,054
Total Short-Term Investments (Cost $49,479)		49,479
Total Investments (100.6%) (Cost $1,740,054) Including $14,388 of Securities Loaned (c)(d)		2,883,436
Liabilities in Excess of Other Assets (–0.6%)		(17,330)
Net Assets (100.0%)		$2,866,106

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2025.

(c)  The approximate fair value and percentage of net assets, $1,936,845,000 and 67.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,206,672,000 and the aggregate gross unrealized depreciation is approximately $63,290,000, resulting in net unrealized appreciation of approximately $1,143,382,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.7%
Textiles, Apparel & Luxury Goods	20.8
Entertainment	11.5
Semiconductors & Semiconductor Equipment	9.2
Banks	8.4
Air Freight & Logistics	8.1
Capital Markets	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Belgium (1.1%)
KBC Group NV	49,061	$5,064
Canada (4.1%)
Agnico Eagle Mines Ltd.	39,200	4,670
Constellation Software, Inc.	2,743	10,059
Tourmaline Oil Corp.	101,668	4,905
		19,634
China (2.6%)
ANTA Sports Products Ltd. (a)	349,600	4,230
Tencent Holdings Ltd. (a)	71,700	4,620
Tsingtao Brewery Co. Ltd., Class H (a)	558,000	3,651
		12,501
Denmark (4.1%)
DSV AS	40,695	9,761
Tryg AS	381,683	9,867
		19,628
Finland (4.3%)
Kone OYJ, Class B	162,036	10,675
Nordea Bank Abp	646,647	9,595
		20,270
France (16.5%)
Capgemini SE	69,547	11,909
Dassault Systemes SE	187,637	6,800
Legrand SA	84,822	11,369
L'Oreal SA	38,432	16,463
LVMH Moet Hennessy Louis Vuitton SE	13,145	6,880
Pernod Ricard SA	53,515	5,338
Safran SA	43,355	14,139
Sanofi SA	56,440	5,464
		78,362
Germany (10.2%)
Infineon Technologies AG	264,646	11,293
Merck KGaA	55,515	7,198
Qiagen NV (b)	229,285	11,047
SAP SE	62,249	19,034
		48,572
Hong Kong (1.9%)
AIA Group Ltd.	970,400	8,790
Italy (2.3%)
Davide Campari-Milano NV	937,363	6,311
Moncler SpA	76,145	4,343
		10,654
Japan (7.6%)
Keyence Corp.	31,000	12,394
Murata Manufacturing Co. Ltd.	527,300	7,794
SMC Corp.	22,600	8,099
Sony Group Corp.	299,800	7,795
		36,082
	Shares	Value (000)
Korea, Republic of (1.7%)
Samsung Electronics Co. Ltd.	179,561	$7,940
Netherlands (6.1%)
ASML Holding NV	14,773	11,838
EXOR NV	89,811	9,066
Universal Music Group NV	254,508	8,257
		29,161
Singapore (1.0%)
DBS Group Holdings Ltd.	131,910	4,657
Spain (2.5%)
Amadeus IT Group SA	141,597	11,962
Sweden (3.3%)
Atlas Copco AB, Class A	494,846	7,999
Hexagon AB, Class B	746,438	7,524
		15,523
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	342,881	12,539
United Kingdom (25.6%)
Anglo American PLC	226,362	6,673
Associated British Foods PLC	270,657	7,647
AstraZeneca PLC	73,264	10,196
Diploma PLC	120,028	8,057
Experian PLC	103,076	5,315
Haleon PLC	2,659,940	13,671
Halma PLC	294,760	12,956
Hiscox Ltd.	250,874	4,330
InterContinental Hotels Group PLC	42,039	4,807
London Stock Exchange Group PLC	50,965	7,454
NatWest Group PLC	976,190	6,856
Reckitt Benckiser Group PLC	61,159	4,167
RELX PLC (LSE)	63,646	3,450
RELX PLC (Euronext NV)	70,660	3,818
Rightmove PLC	813,620	8,806
Shell PLC	143,032	4,990
St. James's Place PLC	513,178	8,362
		121,555
Total Common Stocks (Cost $322,660)		462,894
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $4,236)	4,235,565	$4,236
Total Investments (98.4%) (Cost $326,896) (d)(e)		467,130
Other Assets in Excess of Liabilities (1.6%)		7,817
Net Assets (100.0%)		$474,947

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  The approximate fair value and percentage of net assets, $443,260,000 and 93.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $146,743,000 and the aggregate gross unrealized depreciation is approximately $6,509,000, resulting in net unrealized appreciation of approximately $140,234,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.8%
Electronic Equipment, Instruments & Components	8.7
Pharmaceuticals	7.8
Software	7.8
Semiconductors & Semiconductor Equipment	7.6
Machinery	5.7
Banks	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (6.2%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	769,420	$16,871
NU Holdings Ltd., Class A (a)	2,454,066	33,670
		50,541
Canada (4.1%)
Canadian Pacific Kansas City Ltd.	110,473	8,776
Shopify, Inc., Class A (a)	214,210	24,709
		33,485
China (10.1%)
Kweichow Moutai Co. Ltd., Class A	66,531	13,097
Meituan, Class B (a)(b)	1,432,520	23,044
PDD Holdings, Inc. ADR (a)	86,771	9,081
Tencent Holdings Ltd. (b)	204,100	13,151
Trip.com Group Ltd. ADR	415,128	24,343
		82,716
Denmark (6.2%)
DSV AS	211,697	50,776
France (11.6%)
Hermes International SCA	12,590	34,130
L'Oreal SA	30,523	13,075
LVMH Moet Hennessy Louis Vuitton SE	21,734	11,375
Schneider Electric SE	137,469	36,908
		95,488
India (12.8%)
Axis Bank Ltd.	854,662	11,953
Eternal Ltd. (a)	4,093,968	12,609
HDFC Bank Ltd.	1,169,277	27,297
ICICI Bank Ltd. ADR	923,425	31,064
MakeMyTrip Ltd. (a)	71,799	7,038
Titan Co. Ltd. (a)	349,621	15,047
		105,008
Italy (3.1%)
Moncler SpA	439,846	25,090
Japan (6.0%)
Keyence Corp.	37,200	14,874
Sanrio Co. Ltd.	716,900	34,666
		49,540
Korea, Republic of (8.1%)
Coupang, Inc. (a)	1,354,558	40,583
KakaoBank Corp.	1,167,589	25,874
		66,457
Netherlands (4.2%)
Adyen NV (a)	6,884	12,643
ASML Holding NV	27,425	21,976
		34,619
Singapore (1.8%)
Grab Holdings Ltd., Class A (a)	2,877,530	14,474
Sweden (7.0%)
Spotify Technology SA (a)	74,801	57,398
	Shares	Value (000)
Switzerland (1.6%)
On Holding AG, Class A (a)	253,655	$13,203
Taiwan (3.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	879,000	32,144
United Kingdom (2.6%)
London Stock Exchange Group PLC	144,447	21,125
United States (9.7%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	185,735	19,409
MercadoLibre, Inc. (a)	23,029	60,190
		79,599
Total Common Stocks (Cost $477,108)		811,663
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $10,279)	10,279,391	10,279
Total Investments (100.3%) (Cost $487,387) (c)(d)		821,942
Liabilities in Excess of Other Assets (–0.3%)		(2,238)
Net Assets (100.0%)		$819,704

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $450,854,000 and 55.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $367,025,000 and the aggregate gross unrealized depreciation is approximately $32,470,000, resulting in net unrealized appreciation of approximately $334,555,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.5%
Banks	15.8
Broadline Retail	13.4
Textiles, Apparel & Luxury Goods	12.0
Entertainment	9.3
Hotels, Restaurants & Leisure	8.2
Semiconductors & Semiconductor Equipment	6.6
Air Freight & Logistics	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Canada (2.5%)
Constellation Software, Inc.	15	$55
Denmark (2.6%)
DSV AS	232	56
Finland (3.1%)
Kone OYJ, Class B	997	66
France (17.3%)
Capgemini SE	362	62
Dassault Systemes SE	944	34
Legrand SA	513	69
L'Oreal SA	212	91
LVMH Moet Hennessy Louis Vuitton SE	72	38
Safran SA	253	82
		376
Germany (12.3%)
Deutsche Boerse AG	32	11
Infineon Technologies AG	745	32
Merck KGaA	227	29
Qiagen NV (a)	1,284	62
SAP SE	439	134
		268
Hong Kong (1.4%)
AIA Group Ltd.	3,200	29
Italy (2.7%)
Davide Campari-Milano NV	4,727	32
Moncler SpA	481	27
		59
Japan (3.7%)
Keyence Corp.	200	80
Netherlands (5.7%)
ASML Holding NV	91	73
Universal Music Group NV	1,577	51
		124
Spain (3.2%)
Amadeus IT Group SA	825	70
Sweden (4.9%)
Atlas Copco AB, Class A	3,546	57
Hexagon AB, Class B	4,961	50
		107
Switzerland (0.8%)
Alcon AG	200	18
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,166	79
United Kingdom (24.1%)
AstraZeneca PLC	350	49
Diploma PLC	758	51
Experian PLC	1,014	52
Haleon PLC	15,970	82
Halma PLC	1,774	78
	Shares	Value (000)
InterContinental Hotels Group PLC	326	$37
London Stock Exchange Group PLC	422	62
RELX PLC	1,026	55
Rightmove PLC	5,345	58
		524
United States (9.0%)
Aon PLC, Class A	117	42
Procter & Gamble Co.	295	47
Thermo Fisher Scientific, Inc.	97	39
Visa, Inc., Class A	188	67
		195
Total Common Stocks (Cost $1,714)		2,106
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	31	—
	Shares
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $9)	9,469	9
Total Investments (97.3%) (Cost $1,723) (c)(d)		2,115
Other Assets in Excess of Liabilities (2.7%)		59
Net Assets (100.0%)		$2,174

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  The approximate fair value and percentage of net assets, $1,856,000 and 85.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $441,000 and the aggregate gross unrealized depreciation is approximately $49,000, resulting in net unrealized appreciation of approximately $392,000.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

International Resilience Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.4%
Software	10.5
Electronic Equipment, Instruments & Components	9.8
Semiconductors & Semiconductor Equipment	8.7
Pharmaceuticals	7.6
Machinery	5.8
Professional Services	5.1
Hotels, Restaurants & Leisure	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (18.2%)
Australia (1.3%)
Ampol Ltd.	49	$1
BHP Group Ltd.	1,392	33
BlueScope Steel Ltd.	136	2
Capricorn Metals Ltd. (a)	334	2
Emerald Resources NL (a)	538	1
Evolution Mining Ltd.	1,766	9
Fortescue Ltd.	466	5
Genesis Minerals Ltd. (a)	1,018	3
Gold Road Resources Ltd.	1,015	2
James Hardie Industries PLC (a)	123	3
Mineral Resources Ltd. (a)	56	1
Northern Star Resources Ltd.	1,216	15
Orica Ltd.	147	2
Perseus Mining Ltd.	1,229	3
Pilbara Minerals Ltd. (a)(b)	873	1
Ramelius Resources Ltd.	1,048	2
Regis Resources Ltd. (a)	657	2
Rio Tinto Ltd.	102	7
Santos Ltd.	604	3
South32 Ltd.	1,258	2
Vault Minerals Ltd. (a)	5,829	2
West African Resources Ltd. (a)	923	1
Westgold Resources Ltd.	460	1
Woodside Energy Group Ltd.	368	6
		109
Austria (0.0%)‡
OMV AG	28	2
voestalpine AG	39	1
		3
Belgium (0.0%)‡
Syensqo SA	22	2
Umicore SA	71	1
		3
Canada (3.8%)
Agnico Eagle Mines Ltd. (NYSE)	278	33
Agnico Eagle Mines Ltd. (TSX)	136	16
Alamos Gold, Inc., Class A	346	9
ARC Resources Ltd.	111	2
Aya Gold & Silver, Inc. (a)(b)	118	1
B2Gold Corp.	1,107	4
Barrick Mining Corp. (NYSE)	1,020	21
Barrick Mining Corp. (TSX)	483	10
Cameco Corp.	83	6
Canadian Natural Resources Ltd.	411	13
CCL Industries, Inc., Class B	44	3
Cenovus Energy, Inc.	272	4
Centerra Gold, Inc.	183	1
Dundee Precious Metals, Inc. (b)	161	3
Eldorado Gold Corp. (a)	175	4
	Shares	Value (000)
Enbridge, Inc.	411	$19
Equinox Gold Corp. (NYSE) (a)	276	2
Equinox Gold Corp. (TSX) (a)(b)	221	1
First Majestic Silver Corp.	246	2
First Quantum Minerals Ltd. (a)	196	4
Fortuna Mining Corp. (a)	263	2
Franco-Nevada Corp. (NYSE)	108	18
Franco-Nevada Corp. (TSX)	52	9
IAMGOLD Corp. (a)	426	3
Imperial Oil Ltd.	34	3
Ivanhoe Mines Ltd., Class A (a)(b)	194	1
K92 Mining, Inc. (a)	204	2
Keyera Corp.	43	1
Kinross Gold Corp. (NYSE)	1,056	17
Kinross Gold Corp. (TSX)	337	5
Lundin Mining Corp.	201	2
MAG Silver Corp.	88	2
MEG Energy Corp. (b)	57	1
New Gold, Inc. (a)	593	3
Nutrien Ltd.	135	8
OceanaGold Corp.	200	3
OR Royalties, Inc. (b)	161	4
Pan American Silver Corp. (NYSE)	311	9
Pan American Silver Corp. (TSX)	102	3
Parkland Corp.	31	1
Pembina Pipeline Corp. (b)	112	4
Sandstorm Gold Ltd.	256	2
South Bow Corp. (b)	43	1
SSR Mining, Inc. (a)	174	2
Suncor Energy, Inc.	248	9
TC Energy Corp. (b)	200	10
Teck Resources Ltd., Class B	129	5
Torex Gold Resources, Inc. (a)	75	2
Tourmaline Oil Corp.	65	3
Wesdome Gold Mines Ltd. (a)	130	2
West Fraser Timber Co. Ltd.	17	1
Wheaton Precious Metals Corp. (NYSE)	255	23
Wheaton Precious Metals Corp. (TSX)	126	11
		330
China (0.2%)
Zhaojin Mining Industry Co. Ltd., H Shares (c)	2,495	6
Zijin Mining Group Co. Ltd., H Shares (c)	4,601	12
		18
Denmark (0.1%)
Novonesis Novozymes B Series B	103	7
Finland (0.1%)
Neste OYJ	90	1
Stora Enso OYJ, Class R (b)	179	2
UPM-Kymmene OYJ (b)	147	4
		7

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
France (0.8%)
Air Liquide SA	158	$33
ArcelorMittal SA	140	4
Arkema SA	18	1
TotalEnergies SE	421	26
		64
Germany (0.3%)
BASF SE	245	12
Covestro AG (a)	52	4
Evonik Industries AG	72	1
Heidelberg Materials AG	35	8
Symrise AG	36	4
		29
Israel (0.0%)‡
ICL Group Ltd.	234	2
Italy (0.1%)
Eni SpA	425	7
Tenaris SA	89	2
		9
Japan (0.6%)
Asahi Kasei Corp.	349	3
ENEOS Holdings, Inc.	556	3
Idemitsu Kosan Co. Ltd.	180	1
Inpex Corp. (b)	188	3
JFE Holdings, Inc.	168	2
Mitsubishi Chemical Group Corp.	393	2
Mitsui Chemicals, Inc.	54	1
Nippon Paint Holdings Co. Ltd.	290	2
Nippon Sanso Holdings Corp.	54	2
Nippon Steel Corp.	234	4
Nissan Chemical Corp.	37	1
Nitto Denko Corp.	200	4
Shin-Etsu Chemical Co. Ltd.	494	16
Sumitomo Metal Mining Co. Ltd.	76	2
Toray Industries, Inc.	385	3
		49
Netherlands (0.1%)
Akzo Nobel NV	48	4
DSM-Firmenich AG	50	5
OCI NV (a)	36	—	@
		9
Norway (0.1%)
Aker BP ASA	59	2
Equinor ASA	174	4
Norsk Hydro ASA	388	2
Yara International ASA	52	2
		10
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	216	4
Portugal (0.0%)‡
Galp Energia SGPS SA	87	2
	Shares	Value (000)
South Africa (0.3%)
DRDGOLD Ltd. ADR (b)	76	$1
Gold Fields Ltd. ADR	631	15
Harmony Gold Mining Co. Ltd. ADR	541	8
Valterra Platinum Ltd. (a)	35	1
		25
Spain (0.0%)‡
Repsol SA (b)	237	3
Sweden (0.1%)
Boliden AB (a)	75	3
Holmen AB, Class B	24	1
Svenska Cellulosa AB SCA, Class B	169	2
		6
Switzerland (0.6%)
Amrize Ltd. (a)	144	7
Clariant AG (Registered) (a)	74	1
EMS-Chemie Holding AG (Registered)	2	1
Givaudan SA (Registered)	3	14
Holcim AG (a)	144	11
SIG Group AG (a)	93	2
Sika AG (Registered) (a)	43	12
		48
United Kingdom (1.6%)
Anglo American PLC	307	9
Anglogold Ashanti PLC (LSE)	176	8
Anglogold Ashanti PLC (NYSE)	366	17
Antofagasta PLC	110	3
BP PLC	3,319	16
Croda International PLC	40	2
Endeavour Mining PLC (LSE)	58	2
Endeavour Mining PLC (TSX)	213	6
Glencore PLC (a)	2,845	11
Mondi PLC	135	2
Rio Tinto PLC	309	18
Shell PLC	1,261	44
		138
United States (8.0%)
Air Products & Chemicals, Inc.	61	17
Albemarle Corp.	32	2
Amcor PLC	401	4
APA Corp.	70	1
Avery Dennison Corp.	22	4
Baker Hughes Co.	196	8
Ball Corp.	87	5
Celanese Corp.	32	2
CF Industries Holdings, Inc.	52	5
Cheniere Energy, Inc.	46	11
Chevron Corp.	346	50
Cleveland-Cliffs, Inc. (a)	155	1
Coeur Mining, Inc. (a)	535	5
ConocoPhillips	260	23
Corteva, Inc.	193	14

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont'd)
Coterra Energy, Inc.	148	$4
CRH PLC	191	18
Crown Holdings, Inc.	33	3
Devon Energy Corp.	125	4
Diamondback Energy, Inc.	32	4
Dow, Inc.	192	5
DuPont de Nemours, Inc.	119	8
Eastman Chemical Co.	32	2
Ecolab, Inc.	70	19
EOG Resources, Inc.	114	14
EQT Corp.	76	5
Expand Energy Corp.	22	3
Exxon Mobil Corp.	878	95
FMC Corp.	37	2
Freeport-McMoRan, Inc.	394	17
Halliburton Co.	174	4
Hecla Mining Co.	541	3
Hess Corp.	53	7
HF Sinclair Corp.	33	1
International Flavors & Fragrances, Inc.	70	5
International Paper Co.	91	4
Kinder Morgan, Inc.	389	12
Linde PLC	132	62
LyondellBasell Industries NV, Class A	71	4
Marathon Petroleum Corp.	73	12
Martin Marietta Materials, Inc.	17	9
Mosaic Co.	91	3
Newmont Corp.	959	56
Nucor Corp.	67	9
Occidental Petroleum Corp.	128	5
ONEOK, Inc.	113	9
Ovintiv, Inc.	48	2
Packaging Corp. of America	25	5
Phillips 66	84	10
PPG Industries, Inc.	65	7
Reliance, Inc.	16	5
Royal Gold, Inc.	56	10
RPM International, Inc.	35	4
Schlumberger NV	277	9
Sherwin-Williams Co.	67	23
Smurfit WestRock PLC	142	6
Steel Dynamics, Inc.	44	6
Targa Resources Corp.	42	7
Texas Pacific Land Corp.	4	4
Valero Energy Corp.	67	9
Vulcan Materials Co.	36	9
Westlake Corp.	12	1
Williams Cos., Inc.	237	15
		692
Total Common Stocks (Cost $1,385)		1,567
	Face Amount (000)	Value (000)
U.S. Treasury Security (62.4%)
United States (62.4%)
U.S. Treasury Inflation-Indexed Notes, 2.13%, 1/15/35 (Cost $5,370)	$5,292	$5,382
	Shares
Short-Term Investments (17.0%)
Investment Company (16.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class 4.18% (See Note G) (Cost $1,457)	1,457,386	1,457
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class 4.09% (See Note G)	9,243	9
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $1; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $1)	$1	1
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $2; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $2)	2	2
		3
Total Securities held as Collateral on Loaned Securities (Cost $12)		12
Total Short-Term Investments (Cost $1,469)		1,469
Total Investments (97.6%) (Cost $8,224) Including $38 of Securities Loaned (d)(e)(f)		8,418
Other Assets in Excess of Liabilities (2.4%)		210
Net Assets (100.0%)		$8,628

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2025.

(c)  Security trades on the Hong Kong exchange.

(d)  Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contract and swap agreements.

(e)  The approximate fair value and percentage of net assets, $496,000 and 5.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $293,000 and the aggregate gross unrealized depreciation is approximately $95,000, resulting in net unrealized appreciation of approximately $198,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

NYSE  New York Stock Exchange.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2025:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10			$14		9/17/25	$	(—	@)
Citibank NA	GBP	12			$17		9/17/25		(—	@)
Goldman Sachs International		$—	@	CHF	—	@	9/17/25		—	@
Goldman Sachs International		$17		EUR	15		9/17/25		—	@
Goldman Sachs International		$1		SEK	10		9/17/25		(—	@)
JPMorgan Chase Bank NA	GBP	1			$1		9/17/25		(—	@)
JPMorgan Chase Bank NA		$—	@	CHF	—	@	9/17/25		—	@
JPMorgan Chase Bank NA		$10		JPY	1,361		9/17/25		(—	@)
								$	(—	@)

@  Value is less than $500.

Futures Contract:

The Fund had the following futures contract open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
COMEX Gold 100 OZ (United States)	5	Aug-25	$1	$1,654	$(4)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2025:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/15/26	$260	$7	$—	$7
Goldman Sachs International	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/15/26	16	1	—	1
							$8	$—	$8

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Security	64.0%
Investment Company	17.3
Metals & Mining	7.0
Oil, Gas & Consumable Fuels	6.0
Other**	5.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open futures contract with a value of approximately $1,654,000 and unrealized depreciation of approximately $4,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500. Also does not include open swap agreements with unrealized appreciation of approximately $8,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (1.1%)
Vista Energy SAB de CV ADR (a)	4,782	$229
Australia (1.3%)
Perseus Mining Ltd.	116,575	265
Bangladesh (4.9%)
BRAC Bank PLC	910,686	376
Square Pharmaceuticals PLC	374,127	636
		1,012
Egypt (6.1%)
Commercial International Bank — Egypt (CIB) GDR	427,596	718
Fawry for Banking & Payment Technology Services SAE (a)	2,263,555	550
		1,268
Germany (0.8%)
Jumia Technologies AG ADR (a)	39,584	159
Indonesia (11.1%)
Cisarua Mountain Dairy Tbk. PT	1,512,600	454
Map Aktif Adiperkasa PT	11,430,800	460
Medikaloka Hermina Tbk. PT	8,760,200	764
Selamat Sempurna Tbk. PT	2,447,900	288
Sumber Alfaria Trijaya Tbk. PT	2,251,800	332
		2,298
Kazakhstan (9.3%)
Halyk Savings Bank of Kazakhstan JSC GDR	25,206	620
Kaspi.KZ JSC ADR	4,963	421
NAC Kazatomprom JSC GDR (a)	20,484	887
		1,928
Kenya (3.0%)
Safaricom PLC	3,207,641	622
Nigeria (2.3%)
Guaranty Trust Holding Co. PLC	9,168,020	485
Pakistan (6.4%)
Meezan Bank Ltd.	514,196	602
Systems Ltd.	1,903,410	720
		1,322
Peru (3.5%)
Credicorp Ltd.	2,386	533
Southern Copper Corp.	2,016	204
		737
Philippines (9.2%)
Bank of the Philippine Islands	184,920	427
BDO Unibank, Inc.	140,221	380
Century Pacific Food, Inc.	1,225,900	876
International Container Terminal Services, Inc.	31,520	230
		1,913
Slovenia (4.2%)
Nova Ljubljanska Banka DD GDR	24,874	881
South Africa (1.3%)
Standard Bank Group Ltd.	20,691	266
	Shares	Value (000)
United Arab Emirates (2.8%)
Emaar Properties PJSC	160,122	$594
United States (8.7%)
EPAM Systems, Inc. (a)	1,594	282
Grid Dynamics Holdings, Inc. (a)	21,352	247
MercadoLibre, Inc. (a)	488	1,275
		1,804
Vietnam (20.3%)
Bank for Foreign Trade of Vietnam JSC (a)	268,736	587
Binh Minh Plastics JSC	108,900	585
FPT Corp.	297,014	1,344
Mobile World Investment Corp. (a)	253,488	636
Phu Nhuan Jewelry JSC	216,200	688
Vietnam Dairy Products JSC	174,692	388
		4,228
Total Common Stocks (Cost $15,021)		20,011
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note G) (Cost $719)	718,936	719
Total Investments (99.8%) (Cost $15,740) (b)(c)		20,730
Other Assets in Excess of Liabilities (0.2%)		41
Net Assets (100.0%)		$20,771

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $16,661,000 and 80.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,888,000 and the aggregate gross unrealized depreciation is approximately $898,000, resulting in net unrealized appreciation of approximately $4,990,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Next Gen Emerging Markets Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.3%
Banks	28.2
Information Technology Services	12.6
Food Products	8.3
Broadline Retail	6.9
Oil, Gas & Consumable Fuels	5.4
Specialty Retail	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Australia (0.9%)
Perseus Mining Ltd.	656,183	$1,490
Canada (7.1%)
Agnico Eagle Mines Ltd.	18,826	2,243
Canadian Imperial Bank of Commerce (a)	33,610	2,386
Canadian Natural Resources Ltd.	21,963	690
Constellation Software, Inc.	261	957
Royal Bank of Canada	20,065	2,644
Suncor Energy, Inc.	47,726	1,788
Tourmaline Oil Corp.	17,229	831
		11,539
China (2.3%)
Alibaba Group Holding Ltd. ADR	11,100	1,259
Tencent Holdings Ltd. (b)	38,400	2,474
		3,733
Denmark (0.7%)
Novo Nordisk AS, Class B	15,457	1,071
Egypt (0.4%)
Commercial International Bank — Egypt (CIB)	405,712	690
France (8.6%)
Air Liquide SA	8,531	1,759
Airbus SE	15,792	3,304
BNP Paribas SA	14,608	1,311
L'Oreal SA	2,965	1,270
Sanofi SA	19,701	1,907
Schneider Electric SE	11,433	3,070
SCOR SE	39,635	1,316
		13,937
Germany (9.6%)
Commerzbank AG	87,185	2,748
Heidelberg Materials AG	6,217	1,464
Rheinmetall AG	2,012	4,261
SAP SE	12,375	3,784
Siemens AG (Registered)	12,911	3,316
		15,573
Hungary (1.4%)
OTP Bank Nyrt	28,835	2,305
India (9.1%)
Apollo Hospitals Enterprise Ltd.	18,435	1,557
Grasim Industries Ltd.	48,144	1,597
HDFC Bank Ltd. ADR	52,453	4,022
ICICI Bank Ltd.	168,630	2,850
Reliance Industries Ltd.	82,156	1,438
Shriram Finance Ltd.	213,763	1,763
State Bank of India	145,889	1,395
		14,622
Indonesia (0.8%)
Bank Central Asia Tbk. PT	2,390,800	1,278
	Shares	Value (000)
Ireland (3.8%)
AIB Group PLC	461,383	$3,808
Ryanair Holdings PLC ADR	39,700	2,289
		6,097
Israel (1.7%)
CyberArk Software Ltd. (c)	6,700	2,726
Japan (11.9%)
Hoya Corp.	5,900	701
Keyence Corp.	7,400	2,959
Mitsubishi Corp.	81,100	1,620
Mitsui & Co. Ltd.	62,300	1,270
Mizuho Financial Group, Inc.	116,700	3,240
OBIC Business Consultants Co. Ltd.	16,500	976
Recruit Holdings Co. Ltd.	29,900	1,758
Sony Group Corp.	146,465	3,808
Sumitomo Mitsui Trust Group, Inc.	30,400	808
TIS, Inc.	24,100	808
USS Co. Ltd.	111,700	1,231
		19,179
Korea, Republic of (5.8%)
Hanwha Aerospace Co. Ltd.	6,821	4,280
Samsung Electronics Co. Ltd.	113,200	5,006
		9,286
Malaysia (0.9%)
CIMB Group Holdings Bhd.	431,100	695
Malayan Banking Bhd.	334,600	771
		1,466
Netherlands (3.1%)
ASML Holding NV	1,700	1,362
Universal Music Group NV	69,479	2,254
Wolters Kluwer NV	8,554	1,431
		5,047
Norway (1.7%)
Var Energi ASA	864,676	2,771
Singapore (2.0%)
Sea Ltd. ADR (c)	20,628	3,299
Slovenia (1.6%)
Nova Ljubljanska Banka DD GDR	74,073	2,622
Spain (2.8%)
CaixaBank SA	411,029	3,562
Iberdrola SA	49,921	960
		4,522
Switzerland (3.7%)
Nestle SA (Registered)	10,898	1,084
Novartis AG (Registered)	21,272	2,582
Roche Holding AG (Genusschein)	7,077	2,310
		5,976
Taiwan (4.5%)
MediaTek, Inc.	22,000	943
Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	6,326
		7,269

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United Kingdom (6.7%)
AstraZeneca PLC	22,494	$3,130
BAE Systems PLC	52,061	1,351
Shell PLC	81,138	2,831
Unilever PLC CVA	56,188	3,429
		10,741
United States (4.3%)
Eli Lilly & Co.	1,102	859
Linde PLC	4,266	2,002
MercadoLibre, Inc. (c)	1,578	4,124
		6,985
Total Common Stocks (Cost $101,528)		154,224
Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (c)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,375
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $5,584)	5,583,772	5,584
Total Investments (99.7%) (Cost $108,362) Including $2,337 of Securities Loaned (f)(g)(h)		161,183
Other Assets in Excess of Liabilities (0.3%)		520
Net Assets (100.0%)		$161,703

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2025.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2025 amounts to approximately $1,375,000 and represents 0.9% of net assets.

(e)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(f)  The approximate fair value and percentage of net assets, $122,105,000 and 75.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(g)  Securities are available for collateral in connection with an open futures contract.

(h)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,830,000 and the aggregate gross unrealized depreciation is approximately $986,000, resulting in net unrealized appreciation of approximately $52,844,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

GDR  Global Depositary Receipt.

Futures Contract:

The Fund had the following futures contract open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
Hang Seng Index (Hong Kong)	22	Jul-25	HKD	1	$3,375	$23

HKD  —  Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.4%
Banks	23.0
Aerospace & Defense	8.2
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	6.4
Semiconductors & Semiconductor Equipment	5.4
Software	5.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open futures contract with a value of approximately $3,375,000 and unrealized appreciation of approximately $23,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (94.0%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc. (a)	7	$6
HEICO Corp., Class A	22	6
TransDigm Group, Inc.	4	6
		18
Beverages (1.2%)
Celsius Holdings, Inc. (a)	1,411	65
Broadline Retail (2.4%)
Amazon.com, Inc. (a)	604	132
Capital Markets (5.1%)
Intercontinental Exchange, Inc.	1,491	273
MSCI, Inc.	8	5
S&P Global, Inc.	9	5
		283
Chemicals (0.2%)
Ecolab, Inc.	19	5
Sherwin-Williams Co.	12	4
		9
Commercial Services & Supplies (0.5%)
Cintas Corp.	21	5
Copart, Inc. (a)	75	4
Rollins, Inc.	93	5
Veralto Corp.	110	11
		25
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8	4
Distributors (0.1%)
Pool Corp.	12	3
Diversified Consumer Services (1.0%)
Service Corp. International	649	53
Entertainment (1.3%)
Netflix, Inc. (a)	5	6
Walt Disney Co.	514	64
		70
Financial Services (1.9%)
Federal National Mortgage Association (a)	11,175	107
Food Products (1.0%)
Hershey Co.	33	6
McCormick & Co., Inc.	675	51
		57
Ground Transportation (3.4%)
Union Pacific Corp.	816	188
Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	9	5
Health Care Technology (0.3%)
Veeva Systems, Inc., Class A (a)	54	16
Hotels, Restaurants & Leisure (4.9%)
Cheesecake Factory, Inc.	966	61
Domino's Pizza, Inc.	28	13
McDonald's Corp.	15	4
	Shares	Value (000)
Shake Shack, Inc., Class A (a)	540	$76
Starbucks Corp.	53	5
Sweetgreen, Inc., Class A (a)	4,112	61
Vail Resorts, Inc.	334	52
		272
Household Durables (0.8%)
NVR, Inc. (a)	1	7
Victoria PLC (United Kingdom) (a)	35,776	36
		43
Information Technology Services (13.9%)
Cloudflare, Inc., Class A (a)	3,890	762
Gartner, Inc. (a)	9	3
		765
Insurance (0.1%)
Brown & Brown, Inc.	44	5
Life Sciences Tools & Services (3.8%)
Danaher Corp.	889	175
Illumina, Inc. (a)	137	13
Thermo Fisher Scientific, Inc.	51	21
		209
Metals & Mining (6.2%)
MP Materials Corp. (a)	2,368	79
Royal Gold, Inc.	1,462	260
		339
Oil, Gas & Consumable Fuels (1.8%)
Cameco Corp. (Canada)	911	68
Sable Offshore Corp. (a)	1,219	27
Texas Pacific Land Corp.	3	3
		98
Personal Care Products (1.7%)
Oddity Tech Ltd., Class A (Israel) (a)	1,218	92
Pharmaceuticals (5.9%)
Royalty Pharma PLC, Class A	8,920	321
Zoetis, Inc.	22	4
		325
Real Estate Management & Development (6.2%)
CoStar Group, Inc. (a)	989	80
Landbridge Co. LLC, Class A	3,896	263
		343
Semiconductors & Semiconductor Equipment (4.7%)
ASML Holding NV (Registered) (Netherlands)	326	261
Software (1.4%)
Appfolio, Inc., Class A (a)	19	4
Cadence Design Systems, Inc. (a)	15	5
Guidewire Software, Inc. (a)	23	5
Procore Technologies, Inc. (a)	743	51
Roper Technologies, Inc.	8	5
Synopsys, Inc. (a)	8	4
Tyler Technologies, Inc. (a)	8	5
		79

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Specialized REITs (3.4%)
American Tower Corp. REIT	860	$190
Specialty Retail (4.8%)
AutoZone, Inc. (a)	3	11
Floor & Decor Holdings, Inc., Class A (a)	3,101	236
Home Depot, Inc.	31	11
Tractor Supply Co.	85	5
		263
Textiles, Apparel & Luxury Goods (3.2%)
LVMH Moet Hennessy Louis Vuitton SE (France)	342	179
Trading Companies & Distributors (12.3%)
Core & Main, Inc., Class A (a)	4,877	294
Fastenal Co.	114	5
QXO, Inc. (a)	17,466	376
Watsco, Inc.	9	4
		679
Total Common Stocks (Cost $4,104)		5,177
Investment Company (3.2%)
iShares Bitcoin Trust ETF (a) (Cost $113)	2,924	179
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	58	—
	Shares	Value (000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $85)	85,025	$85
Total Investments Excluding Purchased Options (98.8%) (Cost $4,302)		5,441
Total Purchased Options Outstanding (0.1%) (Cost $28)		5
Total Investments (98.9%) (Cost $4,330) (c)(d)(e)		5,446
Other Assets in Excess of Liabilities (1.1%)		62
Net Assets (100.0%)		$5,508

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  The approximate fair value and percentage of net assets, $215,000 and 3.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  Securities are available for collateral in connection with purchased options.

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,412,000 and the aggregate gross unrealized depreciation is approximately $296,000, resulting in net unrealized appreciation of approximately $1,116,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	565,030	$565	$—	@	$3	$(3)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	1,197,751	1,198	3		5	(2)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	1,064,506	1,065	—	@	5	(5)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	517,348	517	—	@	2	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	1,202,830	1,203	1		5	(4)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	859,760	860	1		4	(3)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	1,001,958	1,002	—	@	4	(4)
							$5		$28	$(23)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.7%
Information Technology Services	14.1
Trading Companies & Distributors	12.5
Real Estate Management & Development	6.3
Metals & Mining	6.2
Pharmaceuticals	6.0
Capital Markets	5.2
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Aerospace & Defense (3.3%)
General Electric Co.	50,623	$13,030
Automobiles (1.6%)
Tesla, Inc. (a)	19,908	6,324
Banks (6.0%)
JPMorgan Chase & Co.	81,564	23,646
Broadline Retail (5.8%)
Amazon.com, Inc. (a)	103,828	22,779
Capital Markets (10.6%)
Ameriprise Financial, Inc.	32,521	17,358
Cboe Global Markets, Inc.	35,194	8,208
Jefferies Financial Group, Inc.	13,502	738
LPL Financial Holdings, Inc.	41,095	15,409
		41,713
Commercial Services & Supplies (3.8%)
Waste Management, Inc.	65,367	14,957
Construction Materials (1.3%)
CRH PLC	57,210	5,252
Consumer Staples Distribution & Retail (4.7%)
Costco Wholesale Corp.	18,528	18,341
Entertainment (5.2%)
Netflix, Inc. (a)	15,302	20,491
Financial Services (3.3%)
Mastercard, Inc., Class A	22,783	12,803
Hotels, Restaurants & Leisure (1.0%)
McDonald's Corp.	12,869	3,760
Household Durables (0.2%)
Lennar Corp., Class A	6,392	707
Information Technology Services (2.0%)
Shopify, Inc., Class A (Canada) (a)	67,880	7,830
Insurance (8.0%)
Brown & Brown, Inc.	137,129	15,203
Progressive Corp.	60,761	16,215
		31,418
Interactive Media & Services (5.6%)
Alphabet, Inc., Class A	124,218	21,891
Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	32,848	4,703
Valero Energy Corp.	18,885	2,539
		7,242
Pharmaceuticals (1.1%)
Eli Lilly & Co.	5,372	4,188
Real Estate Management & Development (3.2%)
CBRE Group, Inc., Class A (a)	88,088	12,343
Retail REITs (0.2%)
Agree Realty Corp. REIT	10,020	732
Semiconductors & Semiconductor Equipment (10.9%)
NVIDIA Corp.	270,053	42,666
	Shares	Value (000)
Software (8.1%)
Microsoft Corp.	55,853	$27,782
Tyler Technologies, Inc. (a)	6,727	3,988
		31,770
Specialized REITs (0.1%)
Millrose Properties, Inc. REIT	10,164	290
Specialty Retail (4.2%)
AutoZone, Inc. (a)	297	1,102
TJX Cos., Inc.	123,897	15,300
		16,402
Tech Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	108,954	22,354
Trading Companies & Distributors (1.6%)
United Rentals, Inc.	8,278	6,237
Total Common Stocks (Cost $244,150)		389,166
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $2,966)	2,965,961	2,966
Total Investments (100.0%) (Cost $247,116) (b)		392,132
Liabilities in Excess of Other Assets (–0.0%)‡		(59)
Net Assets (100.0%)		$392,073

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $146,032,000 and the aggregate gross unrealized depreciation is approximately $1,016,000, resulting in net unrealized appreciation of approximately $145,016,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.1%
Semiconductors & Semiconductor Equipment	10.9
Capital Markets	10.6
Software	8.1
Insurance	8.0
Banks	6.0
Broadline Retail	5.8
Tech Hardware, Storage & Peripherals	5.7
Interactive Media & Services	5.6
Entertainment	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (89.4%)
Biotechnology (36.4%)
Alnylam Pharmaceuticals, Inc. (a)	335	$109
Argenx SE ADR (Belgium) (a)	241	133
Ascendis Pharma AS ADR (Denmark) (a)	512	88
Beam Therapeutics, Inc. (a)	951	16
Biohaven Ltd. (a)	1,286	18
Exact Sciences Corp. (a)	2,200	117
Intellia Therapeutics, Inc. (a)(b)	5,293	50
Newamsterdam Pharma Co. NV (a)(b)	2,383	43
Ultragenyx Pharmaceutical, Inc. (a)	758	28
Vertex Pharmaceuticals, Inc. (a)	169	75
		677
Health Care Equipment & Supplies (11.1%)
Align Technology, Inc. (a)	433	82
Inspire Medical Systems, Inc. (a)	406	52
Intuitive Surgical, Inc. (a)	132	72
		206
Health Care Providers & Services (4.7%)
Agilon Health, Inc. (a)	7,516	18
UnitedHealth Group, Inc.	222	69
		87
Health Care Technology (9.2%)
Doximity, Inc., Class A (a)	1,037	64
Schrodinger, Inc. (a)	2,552	51
Veeva Systems, Inc., Class A (a)	190	55
		170
Life Sciences Tools & Services (12.1%)
10X Genomics, Inc., Class A (a)	3,801	44
Illumina, Inc. (a)	295	28
MaxCyte, Inc. (a)	21,067	46
Thermo Fisher Scientific, Inc.	186	75
West Pharmaceutical Services, Inc.	146	32
		225
Pharmaceuticals (15.9%)
ATAI Life Sciences NV (a)	14,368	32
Eli Lilly & Co.	181	141
Enliven Therapeutics, Inc. (a)(b)	1,067	21
Structure Therapeutics, Inc. ADR (China) (a)	1,787	37
Zoetis, Inc.	411	64
		295
Total Common Stocks (Cost $2,158)		1,660
Short-Term Investments (11.6%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G) (Cost $142)	141,537	142
	Shares	Value (000)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note G)	59,040	$59
	Face Amount (000)
Repurchase Agreements (0.8%)
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $5; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $5)	$5	5
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $10; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $11)	10	10
		15
Total Securities held as Collateral on Loaned Securities (Cost $74)		74
Total Short-Term Investments (Cost $216)		216
Total Investments (101.0%) (Cost $2,374) Including $79 of Securities Loaned (c)		1,876
Liabilities in Excess of Other Assets (–1.0%)		(18)
Net Assets (100.0%)		$1,858

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2025.

(c)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $317,000 and the aggregate gross unrealized depreciation is approximately $815,000, resulting in net unrealized depreciation of approximately $498,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	37.6%
Pharmaceuticals	16.4
Life Sciences Tools & Services	12.5
Health Care Equipment & Supplies	11.4
Health Care Technology	9.4
Investment Company	7.9
Other**	4.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Advantage Portfolio (consolidated) (000)		American Resilience Portfolio (000)		Asia Opportunity Portfolio (consolidated) (000)		Developing Opportunity Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$125,650		$1,063		$85,066		$27,574
Investments in Securities of Affiliated Issuers, at Cost	15,134		27		4,324		1,774
Total Investments in Securities, at Cost	140,784		1,090		89,390		29,348
Investments in Securities of Unaffiliated Issuers, at Value(1)	214,565		1,293		124,554		40,753
Investments in Securities of Affiliated Issuers, at Value	15,134		27		4,324		1,774
Total Investments in Securities, at Value	229,699		1,320		128,878		42,527
Foreign Currency, at Value (Cost of $2, $—@, $—@ and $—@, respectively)	2		—	@	—	@	—	@
Cash	—		—		1		1
Dividends Receivable	31		1		178		47
Receivable for Fund Shares Sold	190		—	@	33		5
Due from Adviser	—		65		—		—
Receivable from Affiliate	37		—	@	15		5
Tax Reclaim Receivable	3		—		—		—
Receivable from Securities Lending Income	—		—		—	@	—
Other Assets	101		40		61		54
Total Assets	230,063		1,426		129,166		42,639
Liabilities:
Deferred Capital Gain Country Tax	—		—		881		208
Payable for Advisory Fees	242		—		175		10
Due to Broker	320		—		—		—
Collateral on Securities Loaned, at Value	—		—		262		—
Payable for Fund Shares Redeemed	252		1		5		4
Payable for Professional Fees	73		46		66		58
Payable for Custodian Fees	7		4		45		13
Payable for Shareholder Services Fees — Class A	11		—	@	4		1
Payable for Distribution and Shareholder Services Fees — Class L	—	@	—		—		—
Payable for Distribution and Shareholder Services Fees — Class C	14		—	@	6		2
Payable for Sub Transfer Agency Fees — Class I	8		—		13		—
Payable for Sub Transfer Agency Fees — Class A	4		—		3		1
Payable for Sub Transfer Agency Fees — Class L	—	@	—		—		—
Payable for Sub Transfer Agency Fees — Class C	2		—		—	@	—	@
Payable for Administration Fees	14		—	@	8		3
Payable for Transfer Agency Fees — Class I	—	@	—		—	@	—
Payable for Transfer Agency Fees — Class A	—	@	—		—	@	—
Payable for Transfer Agency Fees — Class L	—	@	—		—		—
Payable for Transfer Agency Fees — Class C	—	@	—		—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—		—	@	—
Other Liabilities	49		10		27		13
Total Liabilities	996		61		1,495		313
Net Assets	$229,067		$1,365		$127,671		$42,326
Net Assets Consist of:
Paid-in-Capital	$288,789		$1,144		$228,289		$113,037
Total Distributable Earnings (Accumulated Loss)	(59,722)		221		(100,618)		(70,711)
Net Assets	$229,067		$1,365		$127,671		$42,326
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Advantage Portfolio (consolidated) (000)	American Resilience Portfolio (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)
CLASS I:
Net Assets	$125,455	$1,173	$97,802	$36,814
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,357,414	96,657	4,224,907	3,243,717
Net Asset Value, Offering and Redemption Price Per Share	$28.79	$12.13	$23.15	$11.35
CLASS A:
Net Assets	$54,633	$66	$19,640	$2,856
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,017,034	5,469	867,154	255,061
Net Asset Value, Redemption Price Per Share	$27.09	$12.08	$22.65	$11.20
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.50	$0.67	$1.26	$0.62
Maximum Offering Price Per Share	$28.59	$12.75	$23.91	$11.82
CLASS L:
Net Assets	$1,859	$—	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,491	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$28.38	$—	$—	$—
CLASS C:
Net Assets	$17,440	$62	$6,861	$2,645
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	707,963	5,201	320,238	245,210
Net Asset Value, Offering and Redemption Price Per Share	$24.63	$11.96	$21.42	$10.79
CLASS R6:
Net Assets	$29,680	$64	$3,368	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,023,624	5,302	144,937	1,009
Net Asset Value, Offering and Redemption Price Per Share	$29.00	$12.13	$23.24	$11.38
(1) Including: Securities on Loan, at Value:	$—	$—	$405	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Emerging Markets ex China Portfolio (000)		Emerging Markets Leaders Portfolio (000)		Emerging Markets Portfolio (000)		Global Concentrated Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$5,574		$119,559		$390,309		$211,357
Investments in Securities of Affiliated Issuers, at Cost	282		2,954		18,785		2,394
Total Investments in Securities, at Cost	5,856		122,513		409,094		213,751
Investments in Securities of Unaffiliated Issuers, at Value(1)	7,681		151,303		561,668		293,474
Investments in Securities of Affiliated Issuers, at Value	282		2,954		18,785		2,394
Total Investments in Securities, at Value	7,963		154,257		580,453		295,868
Foreign Currency, at Value (Cost of $5, $524, $825 and $—, respectively)	5		522		854		—
Receivable for Investments Sold	—		2,991		—		596
Dividends Receivable	15		262		1,342		51
Receivable for Fund Shares Sold	—		78		69		461
Tax Reclaim Receivable	2		8		168		7
Receivable from Affiliate	1		17		44		8
Due from Adviser	64		—		—		—
Receivable from Securities Lending Income	—		—		1		—
Other Assets	45		85		147		86
Total Assets	8,095		158,220		583,078		297,077
Liabilities:
Deferred Capital Gain Country Tax	117		1,509		8,571		—
Collateral on Securities Loaned, at Value	—		—		6,352		—
Payable for Advisory Fees	—		148		945		491
Payable for Investments Purchased	1		627		52		—
Payable for Fund Shares Redeemed	—		350		124		51
Payable for Professional Fees	66		66		62		42
Payable for Custodian Fees	6		78		117		3
Payable for Sub Transfer Agency Fees — Class I	—		38		23		—
Payable for Sub Transfer Agency Fees — Class A	—		2		1		—
Payable for Sub Transfer Agency Fees — Class L	—		—		—	@	—
Payable for Sub Transfer Agency Fees — Class C	—		—	@	—	@	—
Payable for Administration Fees	1		10		24		19
Payable for Shareholder Services Fees — Class A	—	@	2		1		4
Payable for Distribution and Shareholder Services Fees — Class L	—		—		—	@	—
Payable for Distribution and Shareholder Services Fees — Class C	—	@	2		—	@	8
Payable for Transfer Agency Fees — Class I	—	@	1		4		—	@
Payable for Transfer Agency Fees — Class A	—	@	—	@	—	@	—
Payable for Transfer Agency Fees — Class L	—		—		—	@	—
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	5		—	@
Payable for Transfer Agency Fees — Class IR	—		—		—	@	—
Other Liabilities	12		37		83		9
Total Liabilities	203		2,870		16,364		627
Net Assets	$7,892		$155,350		$566,714		$296,450
Net Assets Consist of:
Paid-in-Capital	$5,813		$208,408		$379,531		$219,338
Total Distributable Earnings (Accumulated Loss)	2,079		(53,058)		187,183		77,112
Net Assets	$7,892		$155,350		$566,714		$296,450

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Emerging Markets ex China Portfolio (000)	Emerging Markets Leaders Portfolio (000)	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)
CLASS I:
Net Assets	$7,658	$144,246	$128,594	$268,358
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	548,883	8,820,091	5,271,229	10,261,114
Net Asset Value, Offering and Redemption Price Per Share	$13.95	$16.35	$24.40	$26.15
CLASS A:
Net Assets	$78	$8,343	$5,111	$18,148
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,620	526,813	216,546	703,450
Net Asset Value, Redemption Price Per Share	$13.91	$15.84	$23.60	$25.80
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.77	$0.88	$1.31	$1.43
Maximum Offering Price Per Share	$14.68	$16.72	$24.91	$27.23
CLASS L:
Net Assets	$—	$—	$193	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	8,469	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$22.85	$—
CLASS C:
Net Assets	$77	$2,408	$401	$9,866
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,543	163,436	17,643	401,929
Net Asset Value, Offering and Redemption Price Per Share	$13.81	$14.73	$22.76	$24.55
CLASS R6:
Net Assets	$79	$345	$432,402	$78
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,662	20,999	17,736,407	2,991
Net Asset Value, Offering and Redemption Price Per Share	$13.96	$16.43	$24.38	$26.20
CLASS IR:
Net Assets	$—	$8	$13	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	517	522	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$16.41	$24.38	$—
(1) Including: Securities on Loan, at Value:	$—	$—	$6,195	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Global Core Portfolio (000)		Global Endurance Portfolio (000)		Global Franchise Portfolio (000)		Global Insight Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$29,442		$32,671		$1,604,563		$39,006
Investments in Securities of Affiliated Issuers, at Cost	—		677		44,958		1,004
Total Investments in Securities, at Cost	29,442		33,348		1,649,521		40,010
Investments in Securities of Unaffiliated Issuers, at Value(1)	44,362		29,254		2,650,673		64,911
Investments in Securities of Affiliated Issuers, at Value	—		677		44,958		1,004
Total Investments in Securities, at Value	44,362		29,931		2,695,631		65,915
Foreign Currency, at Value (Cost of $—, $1, $1,529 and $5, respectively)	—		1		1,555		6
Dividends Receivable	8		—	@	1,955		—	@
Tax Reclaim Receivable	1		—		1,212		6
Receivable for Fund Shares Sold	5		—		638		23
Receivable for Investments Sold	221		—		—		—
Receivable from Affiliate	—	@	1		160		4
Due from Adviser	—		25		—		—
Receivable from Securities Lending Income	—		6		—		—
Other Assets	73		56		181		71
Total Assets	44,670		30,020		2,701,332		66,025
Liabilities:
Payable for Fund Shares Redeemed	14		2		6,378		38
Payable for Advisory Fees	19		—		4,794		30
Collateral on Securities Loaned, at Value	—		320		—		—
Payable for Sub Transfer Agency Fees — Class I	—		1		244		3
Payable for Sub Transfer Agency Fees — Class A	—		—	@	33		2
Payable for Sub Transfer Agency Fees — Class L	—		—		1		—	@
Payable for Sub Transfer Agency Fees — Class C	—	@	—		8		—	@
Payable for Professional Fees	39		59		66		65
Payable for Investments Purchased	218		—		—		—
Payable for Administration Fees	3		2		176		4
Payable for Shareholder Services Fees — Class A	2		—	@	61		5
Payable for Distribution and Shareholder Services Fees — Class L	—		—		5		—	@
Payable for Distribution and Shareholder Services Fees — Class C	3		1		63		3
Unrealized Depreciation on Derivative Contracts — PIPE	—		—		—		52
Payable to Bank	50		—		—		—
Payable for Custodian Fees	1		2		36		5
Payable for Transfer Agency Fees — Class I	—	@	1		2		1
Payable for Transfer Agency Fees — Class A	—		—		—	@	—	@
Payable for Transfer Agency Fees — Class L	—		—		—	@	—	@
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	—		—
Other Liabilities	10		4		220		23
Total Liabilities	359		392		12,087		231
Net Assets	$44,311		$29,628		$2,689,245		$65,794
Net Assets Consist of:
Paid-in-Capital	$28,953		$71,699		$1,581,458		$144,712
Total Distributable Earnings (Accumulated Loss)	15,358		(42,071)		1,107,787		(78,918)
Net Assets	$44,311		$29,628		$2,689,245		$65,794

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Global Core Portfolio (000)	Global Endurance Portfolio (000)	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)
CLASS I:
Net Assets	$31,864	$26,443	$1,862,796	$36,716
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,413,861	1,435,317	51,790,587	1,834,824
Net Asset Value, Offering and Redemption Price Per Share	$22.54	$18.42	$35.97	$20.01
CLASS A:
Net Assets	$9,064	$2,055	$296,626	$24,769
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	407,576	113,249	8,507,549	1,306,815
Net Asset Value, Redemption Price Per Share	$22.24	$18.14	$34.87	$18.95
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.23	$1.01	$1.93	$1.05
Maximum Offering Price Per Share	$23.47	$19.15	$36.80	$20.00
CLASS L:
Net Assets	$—	$—	$7,986	$298
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	230,187	17,529
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$34.70	$17.01
CLASS C:
Net Assets	$3,369	$1,100	$75,624	$3,980
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	159,824	63,372	2,251,162	244,235
Net Asset Value, Offering and Redemption Price Per Share	$21.08	$17.36	$33.59	$16.30
CLASS R6:
Net Assets	$14	$30	$446,213	$31
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	612	1,633	12,395,092	1,544
Net Asset Value, Offering and Redemption Price Per Share	$22.56	$18.45	$36.00	$20.00
(1) Including: Securities on Loan, at Value:	$—	$635	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Global Opportunity Portfolio (consolidated) (000)		Global Permanence Portfolio (consolidated) (000)		Global Stars Portfolio (000)		Growth Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,407,331		$3,163		$36,236		$2,623,497
Investments in Securities of Affiliated Issuers, at Cost	151,722		97		712		64,332
Total Investments in Securities, at Cost	1,559,053		3,260		36,948		2,687,829
Investments in Securities of Unaffiliated Issuers, at Value	3,377,718		4,018		48,710		4,444,261
Investments in Securities of Affiliated Issuers, at Value	151,722		97		712		64,332
Total Investments in Securities, at Value	3,529,440		4,115		49,422		4,508,593
Foreign Currency, at Value (Cost of $3, $—@, $269 and $2, respectively)	4		—	@	274		2
Cash	3		1		—		—
Receivable for Fund Shares Sold	4,446		50		40		3,937
Dividends Receivable	1,352		1		26		43
Receivable from Affiliate	478		—	@	2		355
Tax Reclaim Receivable	746		—		55		—
Due from Adviser	—		69		12		—
Other Assets	311		64		55		529
Total Assets	3,536,780		4,300		49,886		4,513,459
Liabilities:
Payable for Advisory Fees	5,808		—		—		4,127
Payable for Fund Shares Redeemed	2,092		—		3		4,209
Due to Broker	—		—		—		4,840
Deferred Capital Gain Country Tax	3,976		—		—		—
Payable for Shareholder Services Fees — Class A	221		—	@	1		480
Payable for Distribution and Shareholder Services Fees — Class L	10		—		1		49
Payable for Distribution and Shareholder Services Fees — Class C	140		—	@	3		131
Payable for Sub Transfer Agency Fees — Class I	198		—		12		215
Payable for Sub Transfer Agency Fees — Class A	101		—	@	—		146
Payable for Sub Transfer Agency Fees — Class L	2		—		—	@	—
Payable for Sub Transfer Agency Fees — Class C	22		—	@	—		12
Payable for Administration Fees	223		—	@	3		287
Payable for Professional Fees	78		57		54		67
Payable for Custodian Fees	80		2		10		32
Payable for Directors' Fees and Expenses	—		—		—		34
Payable for Transfer Agency Fees — Class I	3		—	@	—	@	8
Payable for Transfer Agency Fees — Class A	6		—	@	—	@	2
Payable for Transfer Agency Fees — Class L	1		—		—	@	1
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	1
Payable for Transfer Agency Fees — Class R6	1		—	@	—	@	1
Payable for Transfer Agency Fees — Class IR	—		—		—		—	@
Other Liabilities	301		13		18		610
Total Liabilities	13,263		72		105		15,252
Net Assets	$3,523,517		$4,228		$49,781		$4,498,207
Net Assets Consist of:
Paid-in-Capital	$1,397,502		$3,058		$28,895		$4,483,693
Total Distributable Earnings	2,126,015		1,170		20,886		14,514
Net Assets	$3,523,517		$4,228		$49,781		$4,498,207

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)
CLASS I:
Net Assets	$2,012,428	$3,581	$38,225	$1,695,641
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	49,115,692	247,912	2,088,053	25,446,768
Net Asset Value, Offering and Redemption Price Per Share	$40.97	$14.45	$18.31	$66.63
CLASS A:
Net Assets	$1,111,701	$377	$6,696	$2,429,229
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,170,140	26,549	368,595	40,807,575
Net Asset Value, Redemption Price Per Share	$38.11	$14.20	$18.17	$59.53
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$2.11	$0.79	$1.01	$3.30
Maximum Offering Price Per Share	$40.22	$14.99	$19.18	$62.83
CLASS L:
Net Assets	$40,756	$—	$1,398	$82,538
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,096,130	—	80,282	1,596,355
Net Asset Value, Offering and Redemption Price Per Share	$37.18	$—	$17.41	$51.70
CLASS C:
Net Assets	$172,719	$247	$3,356	$163,487
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,087,653	18,310	200,889	3,286,967
Net Asset Value, Offering and Redemption Price Per Share	$33.95	$13.46	$16.71	$49.74
CLASS R6:
Net Assets	$184,313	$23	$106	$127,290
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,455,876	1,599	5,814	1,875,236
Net Asset Value, Offering and Redemption Price Per Share	$41.36	$14.48	$18.31	$67.88
CLASS IR:
Net Assets	$1,600	$—	$—	$22
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,640	—	—	331
Net Asset Value, Offering and Redemption Price Per Share	$41.41	$—	$—	$67.68

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Inception Portfolio (consolidated) (000)		International Advantage Portfolio (consolidated) (000)		International Equity Portfolio (000)		International Opportunity Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$296,055		$1,632,953		$322,660		$477,108
Investments in Securities of Affiliated Issuers, at Cost	8,176		107,101		4,236		10,279
Total Investments in Securities, at Cost	304,231		1,740,054		326,896		487,387
Investments in Securities of Unaffiliated Issuers, at Value(1)	338,333		2,805,625		462,894		811,663
Investments in Securities of Affiliated Issuers, at Value	8,176		77,811		4,236		10,279
Total Investments in Securities, at Value	346,509		2,883,436		467,130		821,942
Foreign Currency, at Value (Cost of $2, $1, $2,531 and $1, respectively)	2		1		2,579		1
Cash	—		84		—		2
Tax Reclaim Receivable	—		5,094		6,065		678
Receivable for Fund Shares Sold	98		2,755		156		645
Dividends Receivable	—		1,484		333		360
Receivable from Affiliate	18		83		16		31
Receivable from Securities Lending Income	24		19		—		—
Other Assets	103		259		190		200
Total Assets	346,754		2,893,215		476,469		823,859
Liabilities:
Collateral on Securities Loaned, at Value	4,909		15,054		—		—
Payable for Advisory Fees	524		5,136		801		1,424
Deferred Capital Gain Country Tax	—		4,163		—		1,236
Payable for Fund Shares Redeemed	323		1,514		134		966
Payable for Sub Transfer Agency Fees — Class I	44		400		220		66
Payable for Sub Transfer Agency Fees — Class A	17		67		24		36
Payable for Sub Transfer Agency Fees — Class L	—		—	@	1		—	@
Payable for Sub Transfer Agency Fees — Class C	1		1		—	@	3
Due to Broker	500		—		—		—
Payable for Custodian Fees	7		169		58		82
Payable for Administration Fees	22		185		31		53
Payable for Professional Fees	60		70		66		78
Unrealized Depreciation on Derivative Contracts — PIPE	262		—		—		—
Payable for Shareholder Services Fees — Class A	23		68		10		37
Payable for Distribution and Shareholder Services Fees — Class L	—	@	—	@	2		—	@
Payable for Distribution and Shareholder Services Fees — Class C	8		10		—	@	14
Payable for Transfer Agency Fees — Class I	3		6		1		4
Payable for Transfer Agency Fees — Class A	—	@	1		—	@	—
Payable for Transfer Agency Fees — Class L	—	@	—	@	—	@	—
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	1		1		—	@	2
Other Liabilities	82		264		174		154
Total Liabilities	6,786		27,109		1,522		4,155
Net Assets	$339,968		$2,866,106		$474,947		$819,704
Net Assets Consist of:
Paid-in-Capital	$1,171,866		$2,123,216		$173,550		$837,118
Total Distributable Earnings (Accumulated Loss)	(831,898)		742,890		301,397		(17,414)
Net Assets	$339,968		$2,866,106		$474,947		$819,704

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)
CLASS I:
Net Assets	$154,454	$2,375,236	$316,559	$614,124
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,371,451	84,521,926	26,747,764	18,388,581
Net Asset Value, Offering and Redemption Price Per Share	$16.48	$28.10	$11.83	$33.40
CLASS A:
Net Assets	$117,124	$336,564	$37,481	$184,536
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,744,630	12,337,187	3,127,219	5,737,708
Net Asset Value, Redemption Price Per Share	$10.90	$27.28	$11.99	$32.16
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.60	$1.51	$0.66	$1.78
Maximum Offering Price Per Share	$11.50	$28.79	$12.65	$33.94
CLASS L:
Net Assets	$689	$512	$3,155	$167
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,438	20,014	275,610	5,608
Net Asset Value, Offering and Redemption Price Per Share	$8.90	$25.58	$11.45	$29.81
CLASS C:
Net Assets	$10,222	$11,495	$440	$17,180
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,029,415	459,019	39,794	589,911
Net Asset Value, Offering and Redemption Price Per Share	$9.93	$25.04	$11.06	$29.12
CLASS R6:
Net Assets	$57,479	$142,299	$117,312	$3,682
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,447,088	5,042,826	9,930,119	109,625
Net Asset Value, Offering and Redemption Price Per Share	$16.67	$28.22	$11.81	$33.58
CLASS IR:
Net Assets	$—	$—	$—	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	—	442
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$33.59
(1) Including: Securities on Loan, at Value:	$9,660	$14,388	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	International Resilience Portfolio (000)		Multi-Asset Real Return Portfolio (consolidated) (000)		Next Gen Emerging Markets Portfolio (000)		Passport Overseas Equity Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,714		$6,758		$15,021		$102,778
Investments in Securities of Affiliated Issuers, at Cost	9		1,466		719		5,584
Total Investments in Securities, at Cost	1,723		8,224		15,740		108,362
Investments in Securities of Unaffiliated Issuers, at Value(1)	2,106		6,952		20,011		155,599
Investments in Securities of Affiliated Issuers, at Value	9		1,466		719		5,584
Total Investments in Securities, at Value	2,115		8,418		20,730		161,183
Foreign Currency, at Value (Cost of $20, $2, $44 and $139, respectively)	20		2		44		141
Receivable for Variation Margin on Futures Contracts	—		150		—		741
Cash	—		—		21		—
Tax Reclaim Receivable	—	@	1		29		362
Due from Adviser	73		77		49		—
Dividends Receivable	1		1		35		157
Receivable for Fund Shares Sold	—		—	@	1		121
Interest Receivable	—		52		—		—
Receivable from Affiliate	—	@	5		2		37
Unrealized Appreciation on Swap Agreements	—		8		—		—
Receivable from Securities Lending Income	—		—	@	—		1
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—		—	@	—		—
Other Assets	42		77		75		88
Total Assets	2,251		8,791		20,986		162,831
Liabilities:
Deferred Capital Gain Country Tax	—		2		44		667
Payable for Professional Fees	51		70		91		77
Payable for Advisory Fees	—		—		—		164
Payable for Fund Shares Redeemed	—		—		12		127
Payable for Custodian Fees	14		15		29		14
Payable for Sub Transfer Agency Fees — Class I	—		—	@	5		9
Payable for Sub Transfer Agency Fees — Class A	—		—	@	1		5
Payable for Sub Transfer Agency Fees — Class L	—		—		—	@	—	@
Payable for Sub Transfer Agency Fees — Class C	—		—	@	—	@	—	@
Payable for Shareholder Services Fees — Class A	—	@	1		1		11
Payable for Distribution and Shareholder Services Fees — Class L	—		—		—	@	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@	2		—	@	—	@
Payable for Administration Fees	—	@	1		1		11
Collateral on Securities Loaned, at Value	—		12		—		—
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—		—	@	—		—
Payable for Investments Purchased	—		—		—		—	@
Payable for Transfer Agency Fees — Class I	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class A	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class L	—	@	—		—	@	—	@
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	—	@	—
Other Liabilities	12		60		31		40
Total Liabilities	77		163		215		1,128
Net Assets	$2,174		$8,628		$20,771		$161,703
Net Assets Consist of:
Paid-in-Capital	$1,712		$8,691		$132,249		$90,143
Total Distributable Earnings (Accumulated Loss)	462		(63)		(111,478)		71,560
Net Assets	$2,174		$8,628		$20,771		$161,703

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	International Resilience Portfolio (000)	Multi-Asset Real Return Portfolio (consolidated) (000)	Next Gen Emerging Markets Portfolio (000)	Passport Overseas Equity Portfolio (000)
CLASS I:
Net Assets	$1,952	$2,437	$17,291	$101,621
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	151,774	224,200	1,032,615	5,287,582
Net Asset Value, Offering and Redemption Price Per Share	$12.86	$10.87	$16.75	$19.22
CLASS A:
Net Assets	$88	$3,879	$3,083	$55,049
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,907	358,093	185,943	2,797,685
Net Asset Value, Redemption Price Per Share	$12.80	$10.83	$16.58	$19.68
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.71	$0.60	$0.92	$1.09
Maximum Offering Price Per Share	$13.51	$11.43	$17.50	$20.77
CLASS L:
Net Assets	$—	$—	$124	$4,704
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	7,590	242,144
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$16.30	$19.43
CLASS C:
Net Assets	$66	$2,297	$234	$278
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,223	214,723	14,720	14,421
Net Asset Value, Offering and Redemption Price Per Share	$12.61	$10.70	$15.87	$19.28
CLASS R6:
Net Assets	$68	$15	$39	$34
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,297	1,385	2,310	1,765
Net Asset Value, Offering and Redemption Price Per Share	$12.86	$10.83	$16.82	$19.25
CLASS IR:
Net Assets	$—	$—	$—	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	—	872
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$19.23
(1) Including: Securities on Loan, at Value:	$—	$38	$—	$2,337

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities

	Permanence Portfolio (consolidated) (000)		US Core Portfolio (000)		Vitality Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$4,245		$244,150		$2,173
Investments in Securities of Affiliated Issuers, at Cost	85		2,966		201
Total Investments in Securities, at Cost	4,330		247,116		2,374
Investments in Securities of Unaffiliated Issuers, at Value(1)	5,361		389,166		1,675
Investments in Securities of Affiliated Issuers, at Value	85		2,966		201
Total Investments in Securities, at Value	5,446		392,132		1,876
Foreign Currency, at Value (Cost of $7, $— and $—, respectively)	7		—		—
Receivable for Investments Sold	—		1,046		—
Receivable for Fund Shares Sold	1		501		—
Due from Adviser	69		—		63
Dividends Receivable	3		5		—	@
Receivable from Affiliate	—	@	6		—	@
Receivable from Securities Lending Income	—		—		—	@
Other Assets	54		100		49
Total Assets	5,580		393,790		1,988
Liabilities:
Payable for Investments Purchased	—		1,016		—
Payable for Advisory Fees	—		478		—
Payable for Professional Fees	56		40		47
Collateral on Securities Loaned, at Value	—		—		74
Payable for Fund Shares Redeemed	1		62		—
Payable for Shareholder Services Fees — Class A	—	@	17		—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@	41		—	@
Payable for Administration Fees	—	@	25		—	@
Payable for Sub Transfer Agency Fees — Class I	—		10		—
Payable for Sub Transfer Agency Fees — Class A	—	@	1		—
Payable for Sub Transfer Agency Fees — Class C	—		—	@	—
Payable for Custodian Fees	2		4		1
Payable for Transfer Agency Fees — Class I	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class A	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	—	@
Other Liabilities	13		23		8
Total Liabilities	72		1,717		130
Net Assets	$5,508		$392,073		$1,858
Net Assets Consist of:
Paid-in-Capital	$4,047		$283,332		$3,237
Total Distributable Earnings (Accumulated Loss)	1,461		108,741		(1,379)
Net Assets	$5,508		$392,073		$1,858
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Permanence Portfolio (consolidated) (000)	US Core Portfolio (000)	Vitality Portfolio (000)
CLASS I:
Net Assets	$4,759	$256,480	$1,776
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	310,922	8,134,603	332,437
Net Asset Value, Offering and Redemption Price Per Share	$15.31	$31.53	$5.34
CLASS A:
Net Assets	$627	$83,107	$27
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	41,678	2,670,661	5,132
Net Asset Value, Redemption Price Per Share	$15.06	$31.12	$5.30
Maximum Sales Load	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.83	$1.72	$0.29
Maximum Offering Price Per Share	$15.89	$32.84	$5.59
CLASS C:
Net Assets	$39	$51,740	$27
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,659	1,765,307	5,090
Net Asset Value, Offering and Redemption Price Per Share	$14.55	$29.31	$5.21
CLASS R6:
Net Assets	$83	$746	$28
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,400	23,631	5,160
Net Asset Value, Offering and Redemption Price Per Share	$15.33	$31.56	$5.35
(1) Including: Securities on Loan, at Value:	$—	$—	$79

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Advantage Portfolio (consolidated) (000)	American Resilience Portfolio (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $14, $—@, $54 and $20 of Foreign Taxes Withheld)	$317	$8	$821	$220
Dividends from Security of Affiliated Issuer (Note G)	123	1	69	24
Income from Securities Loaned — Net	—	—	1	—
Total Investment Income	440	9	891	244
Expenses:
Advisory Fees (Note B)	649	4	492	164
Shareholder Services Fees — Class A (Note D)	59	— @	24	4
Distribution and Shareholder Services Fees — Class L (Note D)	6	—	—	—
Distribution and Shareholder Services Fees — Class C (Note D)	86	— @	33	13
Professional Fees	103	81	102	99
Sub Transfer Agency Fees — Class I	50	— @	51	12
Sub Transfer Agency Fees — Class A	25	—	10	2
Sub Transfer Agency Fees — Class L	1	—	—	—
Sub Transfer Agency Fees — Class C	7	—	3	1
Administration Fees (Note C)	80	1	49	15
Registration Fees	27	19	26	24
Shareholder Reporting Fees	19	8	11	9
Transfer Agency Fees — Class I (Note E)	4	1	3	2
Transfer Agency Fees — Class A (Note E)	3	1	2	1
Transfer Agency Fees — Class L (Note E)	1	—	—	—
Transfer Agency Fees — Class C (Note E)	3	1	1	1
Transfer Agency Fees — Class R6 (Note E)	1	1	1	1
Custodian Fees (Note F)	11	5	40	12
Pricing Fees	1	1	1	1
Directors' Fees and Expenses	1	2	2	2
Interest Expenses	1	—	1	5
Other Expenses	15	9	13	10
Total Expenses	1,153	134	865	378
Waiver of Advisory Fees (Note B)	(96)	(4)	(90)	(134)
Reimbursement of Class Specific Expenses — Class I (Note B)	(33)	(1)	(30)	(6)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(1)	—	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	—	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(1)	—	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	(1)	(1)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(6)	(— @)	(3)	(1)
Distribution Fees — Class L Shares waived (Note D)	(6)	—	—	—
Expenses Reimbursed by Adviser (Note B)	—	(121)	—	—
Net Expenses	1,010	5	741	234
Net Investment Income (Loss)	(570)	4	150	10
Realized Gain (Loss):
Investments Sold (Net of $—, $—, $48 and $84, respectively of Capital Gain Country Tax)	8,214	(24)	2,511	(260)
Payment from the Adviser (Note B)	85	—	—	—
Foreign Currency Transaction	7	(— @)	(2)	(23)
Net Realized Gain (Loss)	8,306	(24)	2,509	(283)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $—, $25 and $18, respectively)	30,153	76	7,633	4,555
Foreign Currency Translation	— @	—	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	38,459	52	10,142	4,272
Net Increase in Net Assets Resulting from Operations	$37,889	$56	$10,292	$4,282

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Emerging Markets ex China Portfolio (000)		Emerging Markets Leaders Portfolio (000)	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $12, $155, $799 and $50 of Foreign Taxes Withheld)	$67		$938	$6,012	$1,473
Dividends from Security of Affiliated Issuer (Note G)	4		148	297	49
Income from Securities Loaned — Net	—		—	15	22
Total Investment Income	71		1,086	6,324	1,544
Expenses:
Professional Fees	94		119	103	87
Advisory Fees (Note B)	26		600	1,954	988
Registration Fees	22		34	34	24
Custodian Fees (Note F)	12		82	183	5
Shareholder Reporting Fees	7		19	17	12
Transfer Agency Fees — Class I (Note E)	1		5	18	2
Transfer Agency Fees — Class A (Note E)	1		2	2	1
Transfer Agency Fees — Class L (Note E)	—		—	1	—
Transfer Agency Fees — Class C (Note E)	1		1	1	1
Transfer Agency Fees — Class R6 (Note E)	1		2	3	1
Transfer Agency Fees — Class IR (Note E)	—		1	1	—
Administration Fees (Note C)	3		64	208	105
Pricing Fees	3		1	3	1
Directors' Fees and Expenses	2		3	5	3
Shareholder Services Fees — Class A (Note D)	—	@	10	7	20
Distribution and Shareholder Services Fees — Class L (Note D)	—		—	1	—
Distribution and Shareholder Services Fees — Class C (Note D)	—	@	12	2	43
Sub Transfer Agency Fees — Class I	—	@	91	63	94
Sub Transfer Agency Fees — Class A	—	@	5	4	6
Sub Transfer Agency Fees — Class L	—		—	— @	—
Sub Transfer Agency Fees — Class C	—	@	1	— @	3
Interest Expenses	—		—	—	1
Other Expenses	9		13	21	11
Total Expenses	182		1,065	2,631	1,408
Expenses Reimbursed by Adviser (Note B)	(119)		—	—	—
Waiver of Advisory Fees (Note B)	(26)		(175)	(54)	—
Reimbursement of Class Specific Expenses — Class I (Note B)	—		(66)	(57)	(21)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)		(1)	(2)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—		—	(1)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)		(1)	(1)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)		(2)	(3)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—		(1)	(1)	—
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)	(5)	(10)	(2)
Net Expenses	34		814	2,502	1,384
Net Investment Income	37		272	3,822	160
Realized Gain (Loss):
Investments Sold (Net of $6, $218, $837 and $—, respectively of Capital Gain Country Tax)	45		15,166	12,158	7,141
Foreign Currency Transaction	(2)		(38)	(211)	—
Net Realized Gain	43		15,128	11,947	7,141
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $39, $1,186, $1,329 and $—, respectively)	842		(4,279)	56,748	21,244
Foreign Currency Translation	—	@	13	96	—
Net Change in Unrealized Appreciation (Depreciation)	842		(4,266)	56,844	21,244
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	885		10,862	68,791	28,385
Net Increase in Net Assets Resulting from Operations	$922		$11,134	$72,613	$28,545

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Global Core Portfolio (000)		Global Endurance Portfolio (000)	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $11, $—@, $736 and $2 of Foreign Taxes Withheld)	$248		$60	$19,257	$49
Dividends from Security of Affiliated Issuer (Note G)	6		9	945	28
Income from Securities Loaned — Net	1		10	—	— @
Other Income (Note H)	3		— @	631	—
Total Investment Income	258		79	20,833	77
Expenses:
Advisory Fees (Note B)	150		114	9,835	250
Professional Fees	82		90	95	91
Shareholder Services Fees — Class A (Note D)	10		3	363	28
Distribution and Shareholder Services Fees — Class L (Note D)	—		—	29	1
Distribution and Shareholder Services Fees — Class C (Note D)	15		5	398	19
Registration Fees	19		25	41	28
Administration Fees (Note C)	16		11	1,081	25
Sub Transfer Agency Fees — Class I	11		9	958	24
Sub Transfer Agency Fees — Class A	4		1	154	13
Sub Transfer Agency Fees — Class L	—		—	4	— @
Sub Transfer Agency Fees — Class C	1		— @	38	2
Shareholder Reporting Fees	7		9	40	11
Transfer Agency Fees — Class I (Note E)	1		5	13	3
Transfer Agency Fees — Class A (Note E)	1		2	3	2
Transfer Agency Fees — Class L (Note E)	—		—	1	1
Transfer Agency Fees — Class C (Note E)	1		1	2	1
Transfer Agency Fees — Class R6 (Note E)	1		1	3	1
Custodian Fees (Note F)	3		7	49	11
Pricing Fees	2		1	1	1
Directors' Fees and Expenses	2		2	22	2
Interest Expenses	—		3	—	3
Other Expenses	7		10	86	12
Total Expenses	333		299	13,216	529
Waiver of Advisory Fees (Note B)	(98)		(114)	—	(135)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)		(7)	—	(17)
Reimbursement of Class Specific Expenses — Class A (Note B)	—		(1)	—	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	—		—	—	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)	(1)	—	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)		(1)	—	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)	(— @)	(45)	(1)
Expenses Reimbursed by Adviser (Note B)	—		(19)	—	—
Net Expenses	229		156	13,171	371
Net Investment Income (Loss)	29		(77)	7,662	(294)
Realized Gain:
Investments Sold	1,092		2,825	28,253	11,095
Payment from the Adviser (Note B)	—		—	—	11
Foreign Currency Transaction	(—	@)	8	113	3
Net Realized Gain	1,092		2,833	28,366	11,109
Change in Unrealized Appreciation (Depreciation):
Investments	2,471		(130)	151,823	(1,513)
Foreign Currency Translation	—		(1)	202	1
Derivative Contracts — PIPE	—		—	—	(52)
Net Change in Unrealized Appreciation (Depreciation)	2,471		(131)	152,025	(1,564)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,563		2,702	180,391	9,545
Net Increase in Net Assets Resulting from Operations	$3,592		$2,625	$188,053	$9,251

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)		Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,244, $2, $13 and $37 of Foreign Taxes Withheld)	$9,456	$20		$235	$2,626
Dividends from Security of Affiliated Issuer (Note G)	2,110	2		14	1,732
Income from Securities Loaned — Net	—	—		—	19
Other Income (Note H)	97	1		4	—
Total Investment Income	11,663	23		253	4,377
Expenses:
Advisory Fees (Note B)	11,638	15		169	8,508
Shareholder Services Fees — Class A (Note D)	1,249	—	@	8	2,654
Distribution and Shareholder Services Fees — Class L (Note D)	140	—		5	272
Distribution and Shareholder Services Fees — Class C (Note D)	832	1		17	779
Sub Transfer Agency Fees — Class I	779	—	@	25	768
Sub Transfer Agency Fees — Class A	517	—	@	3	1,089
Sub Transfer Agency Fees — Class L	12	—		1	31
Sub Transfer Agency Fees — Class C	79	—	@	2	79
Administration Fees (Note C)	1,266	2		21	1,605
Transfer Agency Fees — Class I (Note E)	21	1		2	35
Transfer Agency Fees — Class A (Note E)	92	1		2	86
Transfer Agency Fees — Class L (Note E)	17	—		1	6
Transfer Agency Fees — Class C (Note E)	3	1		1	4
Transfer Agency Fees — Class R6 (Note E)	5	1		1	5
Transfer Agency Fees — Class IR (Note E)	1	—		—	1
Custodian Fees (Note F)	130	6		18	56
Professional Fees	114	90		87	94
Shareholder Reporting Fees	68	8		12	106
Registration Fees	44	19		27	42
Directors' Fees and Expenses	25	2		3	33
Interest Expenses	5	—		—	16
Pricing Fees	1	2		1	1
Other Expenses	104	9		8	124
Total Expenses	17,142	158		414	16,394
Rebate from Morgan Stanley Affiliate (Note G)	(97)	(—	@)	(1)	(79)
Distribution Fees — Class L Shares waived (Note D)	(84)	—		—	—
Reimbursement of Class Specific Expenses — Class I (Note B)	—	(1)		(17)	—
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(1)		(1)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—	—		(1)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(1)		(1)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	—	(1)		(1)	—
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)	—		—	(1)
Waiver of Advisory Fees (Note B)	—	(15)		(151)	—
Expenses Reimbursed by Adviser (Note B)	—	(119)		—	—
Net Expenses	16,960	20		241	16,314
Net Investment Income (Loss)	(5,297)	3		12	(11,937)
Realized Gain:
Investments Sold (Net of $112, $—, $— and $—, respectively of Capital Gain Country Tax)	78,885	141		4,572	444,178
Payment from the Adviser (Note B)	—	—		—	6,849
Foreign Currency Transaction	113	—	@	1	113
Net Realized Gain	78,998	141		4,573	451,140
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1,439, $—, $— and $—, respectively)	450,211	785		505	291,805
Foreign Currency Translation	83	—	@	14	— @
Net Change in Unrealized Appreciation (Depreciation)	450,294	785		519	291,805
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	529,292	926		5,092	742,945
Net Increase in Net Assets Resulting from Operations	$523,995	$929		$5,104	$731,008

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$156	$708	$150	$305
Income from Securities Loaned — Net	101	128	—	— @
Dividends from Securities of Unaffiliated Issuers (Net of $—, $2,776, $785 and $747 of Foreign Taxes Withheld)	96	18,656	7,847	4,105
Other Income (Note H)	—	566	861	—
Total Investment Income	353	20,058	8,858	4,410
Expenses:
Advisory Fees (Note B)	1,549	10,492	2,147	3,045
Shareholder Services Fees — Class A (Note D)	145	398	44	214
Distribution and Shareholder Services Fees — Class L (Note D)	2	2	11	1
Distribution and Shareholder Services Fees — Class C (Note D)	49	60	2	85
Administration Fees (Note C)	135	1,093	215	304
Sub Transfer Agency Fees — Class I	45	1,219	287	274
Sub Transfer Agency Fees — Class A	76	220	55	114
Sub Transfer Agency Fees — Class L	— @	— @	1	— @
Sub Transfer Agency Fees — Class C	7	6	— @	10
Professional Fees	95	110	98	115
Registration Fees	31	48	28	33
Shareholder Reporting Fees	26	84	29	32
Transfer Agency Fees — Class I (Note E)	8	68	9	20
Transfer Agency Fees — Class A (Note E)	5	5	3	4
Transfer Agency Fees — Class L (Note E)	2	1	2	1
Transfer Agency Fees — Class C (Note E)	2	2	1	2
Transfer Agency Fees — Class R6 (Note E)	3	5	2	5
Transfer Agency Fees — Class IR (Note E)	—	—	—	1
Custodian Fees (Note F)	14	228	78	92
Directors' Fees and Expenses	4	19	8	7
Pricing Fees	2	1	2	1
Interest Expenses	1	14	—	24
Other Expenses	19	102	33	36
Total Expenses	2,220	14,177	3,055	4,420
Waiver of Advisory Fees (Note B)	(309)	—	(195)	(88)
Rebate from Morgan Stanley Affiliate (Note G)	(7)	(33)	(7)	(14)
Reimbursement of Class Specific Expenses — Class I (Note B)	—	(73)	(218)	(123)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	—	(34)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	(1)	(1)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)	—	(1)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)	—	(2)	(5)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	—	—	(1)
Net Expenses	1,900	14,070	2,597	4,188
Net Investment Income (Loss)	(1,547)	5,988	6,261	222
Realized Gain (Loss):
Investments Sold (Net of $—, $133, $— and $58, respectively of Capital Gain Country Tax)	14,631	87,543	84,562	10,871
Investments in Affiliates	—	(4,941)	—	—
Foreign Currency Transaction	(1)	486	118	41
Net Realized Gain	14,630	83,088	84,680	10,912
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $1,893, $— and $672, respectively)	(977)	341,397	(3,661)	109,381
Investments in Affiliates	—	8,040	—	—
Foreign Currency Translation	— @	580	799	52
Derivative Contracts — PIPE	(262)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,239)	350,017	(2,862)	109,433
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	13,391	433,105	81,818	120,345
Net Increase in Net Assets Resulting from Operations	$11,844	$439,093	$88,079	$120,567

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	International Resilience Portfolio (000)	Multi-Asset Real Return Portfolio (consolidated) (000)	Next Gen Emerging Markets Portfolio (000)	Passport Overseas Equity Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2, $2, $37 and $288 of Foreign Taxes Withheld)	$19	$24	$378	$2,006
Dividends from Security of Affiliated Issuer (Note G)	1	35	6	192
Interest from Securities of Unaffiliated Issuers	—	113	—	—
Income from Securities Loaned — Net	—	— @	—	9
Other Income (Note H)	—	—	—	32
Total Investment Income	20	172	384	2,239
Expenses:
Professional Fees	83	98	97	107
Custodian Fees (Note F)	19	27	37	25
Registration Fees	19	20	27	35
Advisory Fees (Note B)	7	23	119	480
Shareholder Reporting Fees	7	—	9	19
Transfer Agency Fees — Class I (Note E)	1	1	4	3
Transfer Agency Fees — Class A (Note E)	1	2	2	4
Transfer Agency Fees — Class L (Note E)	—	—	1	2
Transfer Agency Fees — Class C (Note E)	1	1	1	1
Transfer Agency Fees — Class R6 (Note E)	1	1	1	1
Transfer Agency Fees — Class IR (Note E)	—	—	—	1
Directors' Fees and Expenses	2	2	2	3
Administration Fees (Note C)	1	3	8	59
Pricing Fees	1	5	1	3
Shareholder Services Fees — Class A (Note D)	— @	5	4	63
Distribution and Shareholder Services Fees — Class L (Note D)	—	—	— @	16
Distribution and Shareholder Services Fees — Class C (Note D)	— @	11	1	1
Sub Transfer Agency Fees — Class I	— @	1	9	42
Sub Transfer Agency Fees — Class A	— @	2	3	26
Sub Transfer Agency Fees — Class L	—	—	— @	2
Sub Transfer Agency Fees — Class C	—	1	— @	— @
Other Expenses	9	11	10	14
Total Expenses	152	214	336	907
Expenses Reimbursed by Adviser (Note B)	(133)	(137)	(73)	—
Waiver of Advisory Fees (Note B)	(7)	(23)	(119)	(116)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)	(2)	(9)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)	(1)	(2)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—	—	(1)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	(1)	(1)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	(1)	(1)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	—	—	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)	(2)	(— @)	(9)
Net Expenses	8	47	130	757
Net Investment Income	12	125	254	1,482
Realized Gain (Loss):
Investments Sold	53	(54)	644	13,744
Foreign Currency Forward Exchange Contracts	—	(— @)	—	—
Foreign Currency Transaction	1	— @	(4)	(64)
Futures Contracts	—	249	—	1,024
Swap Agreements	—	(43)	—	—
Net Realized Gain	54	152	640	14,704

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations (cont'd)

	International Resilience Portfolio (000)		Multi-Asset Real Return Portfolio (consolidated) (000)		Next Gen Emerging Markets Portfolio (000)	Passport Overseas Equity Portfolio (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $—, $15 and $165, respectively)	$219		$443		$(75)	$15,154
Foreign Currency Forward Exchange Contracts	(—	@)	—		—	—
Foreign Currency Translation	1		—	@	4	94
Futures Contracts	—		53		—	33
Swap Agreements	—		37		—	—
Net Change in Unrealized Appreciation (Depreciation)	220		533		(71)	15,281
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	274		685		569	29,985
Net Increase in Net Assets Resulting from Operations	$286		$810		$823	$31,467

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Statements of Operations

	Permanence Portfolio (consolidated) (000)		US Core Portfolio (000)	Vitality Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1, $— and $— of Foreign Taxes Withheld)	$21		$1,716	$2
Dividends from Security of Affiliated Issuer (Note G)	2		48	1
Non-Cash Dividends from Securities of Unaffiliated Issuers	—		112	—
Income from Securities Loaned — Net	—		—	— @
Total Investment Income	23		1,876	3
Expenses:
Professional Fees	87		83	77
Registration Fees	23		27	25
Advisory Fees (Note B)	16		1,078	7
Shareholder Reporting Fees	7		14	7
Custodian Fees (Note F)	5		6	2
Transfer Agency Fees — Class I (Note E)	1		2	2
Transfer Agency Fees — Class A (Note E)	1		2	1
Transfer Agency Fees — Class C (Note E)	1		2	1
Transfer Agency Fees — Class R6 (Note E)	1		1	1
Administration Fees (Note C)	2		144	1
Pricing Fees	2		1	1
Directors' Fees and Expenses	2		4	2
Shareholder Services Fees — Class A (Note D)	1		96	— @
Distribution and Shareholder Services Fees — Class C (Note D)	—	@	242	— @
Sub Transfer Agency Fees — Class I	—	@	106	— @
Sub Transfer Agency Fees — Class A	—	@	33	—
Sub Transfer Agency Fees — Class C	—	@	21	— @
Interest Expenses	—		9	—
Other Expenses	13		15	5
Total Expenses	162		1,886	132
Waiver of Advisory Fees (Note B)	(16)		(25)	(7)
Expenses Reimbursed by Adviser (Note B)	(122)		—	(112)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)	(50)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)		—	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)		—	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)		(1)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)	(2)	(— @)
Net Expenses	21		1,808	9
Net Investment Income (Loss)	2		68	(6)
Realized Gain (Loss):
Investments Sold	151		2,094	(160)
Foreign Currency Transaction	—	@	—	—
Net Realized Gain (Loss)	151		2,094	(160)
Change in Unrealized Appreciation (Depreciation):
Investments	757		22,726	2
Foreign Currency Transaction	—	@	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	908		24,820	(158)
Net Increase (Decrease) in Net Assets Resulting from Operations	$910		$24,888	$(164)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Advantage Portfolio (consolidated)		American Resilience Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(570)	$(1,106)	$4	$8
Net Realized Gain (Loss)	8,306	30,804	(24)	69
Net Change in Unrealized Appreciation (Depreciation)	30,153	23,324	76	43
Net Increase in Net Assets Resulting from Operations	37,889	53,022	56	120
Dividends and Distributions to Shareholders:
Class I	—	(1,623)	—	(53)
Class A	—	(593)	—	(3)
Class L	—	(23)	—	—
Class C	—	(117)	—	(2)
Class R6	—	(339)	—	(3)
Total Dividends and Distributions to Shareholders	—	(2,695)	—	(61)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	39,144	14,034	45	135
Distributions Reinvested	—	1,553	—	53
Redeemed	(38,431)	(61,067)	(108)	(4)
Class A:
Subscribed	4,416	4,999	3	—
Distributions Reinvested	—	582	—	3
Redeemed	(6,002)	(17,153)	—	—
Class L:
Distributions Reinvested	—	23	—	—
Redeemed	(129)	(417)	—	—
Class C:
Subscribed	1,045	1,113	—	—
Distributions Reinvested	—	115	—	2
Redeemed	(5,002)	(9,926)	—	—
Class R6:
Subscribed	3,263	17,997	—	—
Distributions Reinvested	—	339	—	3
Redeemed	(2,122)	(14,953)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,818)	(62,761)	(60)	192
Total Increase (Decrease) in Net Assets	34,071	(12,434)	(4)	251
Net Assets:
Beginning of Period	194,996	207,430	1,369	1,118
End of Period	$229,067	$194,996	$1,365	$1,369

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Advantage Portfolio (consolidated)		American Resilience Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)		Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,548	725	4		11
Shares Issued on Distributions Reinvested	—	61	—		4
Shares Redeemed	(1,603)	(3,187)	(9)		(—	@)
Net Increase (Decrease) in Class I Shares Outstanding	(55)	(2,401)	(5)		15
Class A:
Shares Subscribed	182	261	—	@	—
Shares Issued on Distributions Reinvested	—	24	—		—	@
Shares Redeemed	(251)	(961)	—		—
Net Decrease in Class A Shares Outstanding	(69)	(676)	—	@	—	@
Class L:
Shares Issued on Distributions Reinvested	—	1	—		—
Shares Redeemed	(5)	(23)	—		—
Net Decrease in Class L Shares Outstanding	(5)	(22)	—		—
Class C:
Shares Subscribed	48	59	—		—
Shares Issued on Distributions Reinvested	—	5	—		—	@
Shares Redeemed	(232)	(601)	—		—
Net Decrease in Class C Shares Outstanding	(184)	(537)	—		—	@
Class R6:
Shares Subscribed	131	791	—		—
Shares Issued on Distributions Reinvested	—	13	—		—	@
Shares Redeemed	(88)	(794)	—		—
Net Increase in Class R6 Shares Outstanding	43	10	—		—	@

@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Asia Opportunity Portfolio (consolidated)		Developing Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$150	$322	$10	$(90)
Net Realized Gain (Loss)	2,509	4,274	(283)	599
Net Change in Unrealized Appreciation (Depreciation)	7,633	17,717	4,555	4,722
Net Increase in Net Assets Resulting from Operations	10,292	22,313	4,282	5,231
Dividends and Distributions to Shareholders:
Class I	—	(1,725)	—	(184)
Class A	—	(293)	—	(22)
Class C	—	(51)	—	—
Class R6	—	(58)	—	(— @)
Total Dividends and Distributions to Shareholders	—	(2,127)	—	(206)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	7,567	19,915	22,437	6,186
Distributions Reinvested	—	1,710	—	178
Redeemed	(13,785)	(40,571)	(12,597)	(13,892)
Class A:
Subscribed	514	4,170	201	283
Distributions Reinvested	—	245	—	22
Redeemed	(1,555)	(11,805)	(2,608)	(1,081)
Class C:
Subscribed	266	110	4	64
Distributions Reinvested	—	51	—	—
Redeemed	(681)	(3,792)	(302)	(1,110)
Class R6:
Subscribed	5	137	—	—
Distributions Reinvested	—	58	—	— @
Redeemed	(50)	(6,752)	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,719)	(36,524)	7,135	(9,351)
Redemption Fees	4	2	—	—
Total Increase (Decrease) in Net Assets	2,577	(16,336)	11,417	(4,326)
Net Assets:
Beginning of Period	125,094	141,430	30,909	35,235
End of Period	$127,671	$125,094	$42,326	$30,909

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Asia Opportunity Portfolio (consolidated)		Developing Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	356	1,056	2,156	702
Shares Issued on Distributions Reinvested	—	77	—	17
Shares Redeemed	(640)	(2,097)	(1,237)	(1,515)
Net Increase (Decrease) in Class I Shares Outstanding	(284)	(964)	919	(796)
Class A:
Shares Subscribed	24	216	20	32
Shares Issued on Distributions Reinvested	—	11	—	2
Shares Redeemed	(73)	(630)	(263)	(118)
Net Decrease in Class A Shares Outstanding	(49)	(403)	(243)	(84)
Class C:
Shares Subscribed	13	7	1	7
Shares Issued on Distributions Reinvested	—	2	—	—
Shares Redeemed	(34)	(212)	(31)	(125)
Net Decrease in Class C Shares Outstanding	(21)	(203)	(30)	(118)
Class R6:
Shares Subscribed	— @@	7	—	—
Shares Issued on Distributions Reinvested	—	3	—	— @@
Shares Redeemed	(2)	(399)	—	(— @@)
Net Decrease in Class R6 Shares Outstanding	(2)	(389)	—	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Emerging Markets ex China Portfolio		Emerging Markets Leaders Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$37	$83	$272	$(453)
Net Realized Gain	43	339	15,128	21,925
Net Change in Unrealized Appreciation (Depreciation)	842	(68)	(4,266)	(12,777)
Net Increase in Net Assets Resulting from Operations	922	354	11,134	8,695
Dividends and Distributions to Shareholders:
Class I	—	(417)	—	—
Class A	—	(4)	—	—
Class C	—	(4)	—	—
Class R6	—	(4)	—	—
Total Dividends and Distributions to Shareholders	—	(429)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	—	—	11,693	66,017
Distributions Reinvested	—	417	—	—
Redeemed	—	—	(54,142)	(154,030)
Class A:
Subscribed	—	—	289	1,528
Distributions Reinvested	—	4	—	—
Redeemed	—	—	(1,384)	(3,851)
Class C:
Subscribed	—	—	30	126
Distributions Reinvested	—	4	—	—
Redeemed	—	—	(330)	(1,060)
Class R6:
Subscribed	—	—	90	137
Distributions Reinvested	—	4	—	—
Redeemed	—	—	(178)	(125)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	—	429	(43,932)	(91,258)
Redemption Fees	—	—	— @	— @
Total Increase (Decrease) in Net Assets	922	354	(32,798)	(82,563)
Net Assets:
Beginning of Period	6,970	6,616	188,148	270,711
End of Period	$7,892	$6,970	$155,350	$188,148

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets ex China Portfolio			Emerging Markets Leaders Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)		Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	—		792	4,363
Shares Issued on Distributions Reinvested	—	32		—	—
Shares Redeemed	—	—		(3,669)	(10,016)
Net Increase (Decrease) in Class I Shares Outstanding	—	32		(2,877)	(5,653)
Class A:
Shares Subscribed	—	—		20	102
Shares Issued on Distributions Reinvested	—	—	@@	—	—
Shares Redeemed	—	—		(97)	(257)
Net Increase (Decrease) in Class A Shares Outstanding	—	—	@@	(77)	(155)
Class C:
Shares Subscribed	—	—		2	9
Shares Issued on Distributions Reinvested	—	—	@@	—	—
Shares Redeemed	—	—		(25)	(76)
Net Increase (Decrease) in Class C Shares Outstanding	—	—	@@	(23)	(67)
Class R6:
Shares Subscribed	—	—		6	9
Shares Issued on Distributions Reinvested	—	—	@@	—	—
Shares Redeemed	—	—		(11)	(8)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	—	@@	(5)	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Emerging Markets Portfolio		Global Concentrated Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$3,822	$7,260	$160	$(96)
Net Realized Gain	11,947	23,602	7,141	1,404
Net Change in Unrealized Appreciation (Depreciation)	56,844	7,466	21,244	39,302
Net Increase in Net Assets Resulting from Operations	72,613	38,328	28,545	40,610
Dividends and Distributions to Shareholders:
Class I	—	(1,533)	—	(393)
Class A	—	(53)	—	—
Class L	—	(1)	—	—
Class C	—	(2)	—	—
Class R6	—	(5,025)	—	(— @)
Class IR	—	(— @)	—	—
Total Dividends and Distributions to Shareholders	—	(6,614)	—	(393)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	16,130	43,650	74,372	94,143
Distributions Reinvested	—	1,476	—	393
Redeemed	(26,256)	(78,466)	(35,540)	(22,105)
Class A:
Subscribed	427	2,258	3,545	7,442
Distributions Reinvested	—	53	—	—
Redeemed	(1,586)	(2,117)	(1,819)	(3,651)
Class L:
Distributions Reinvested	—	1	—	—
Redeemed	—	(12)	—	—
Class C:
Subscribed	40	181	2,080	2,674
Distributions Reinvested	—	2	—	—
Redeemed	(9)	(35)	(915)	(1,657)
Class R6:
Subscribed	10,784	50,694	60	40
Distributions Reinvested	—	5,025	—	— @
Redeemed	(24,328)	(52,753)	—	(42)
Class IR:
Distributions Reinvested	—	— @	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(24,798)	(30,043)	41,783	77,237
Redemption Fees	— @	— @	—	—
Total Increase in Net Assets	47,815	1,671	70,328	117,454
Net Assets:
Beginning of Period	518,899	517,228	226,122	108,668
End of Period	$566,714	$518,899	$296,450	$226,122

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets Portfolio		Global Concentrated Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	721	2,050	3,046	4,271
Shares Issued on Distributions Reinvested	—	67	—	16
Shares Redeemed	(1,189)	(3,792)	(1,478)	(993)
Net Increase (Decrease) in Class I Shares Outstanding	(468)	(1,675)	1,568	3,294
Class A:
Shares Subscribed	20	109	149	333
Shares Issued on Distributions Reinvested	—	2	—	—
Shares Redeemed	(74)	(100)	(76)	(165)
Net Increase (Decrease) in Class A Shares Outstanding	(54)	11	73	168
Class L:
Shares Issued on Distributions Reinvested	—	— @@	—	—
Shares Redeemed	—	(1)	—	—
Net Decrease in Class L Shares Outstanding	—	(1)	—	—
Class C:
Shares Subscribed	2	9	92	124
Shares Issued on Distributions Reinvested	—	— @@	—	—
Shares Redeemed	(1)	(2)	(40)	(81)
Net Increase in Class C Shares Outstanding	1	7	52	43
Class R6:
Shares Subscribed	486	2,303	2	2
Shares Issued on Distributions Reinvested	—	228	—	— @@
Shares Redeemed	(1,106)	(2,437)	—	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	(620)	94	2	— @@
Class IR:
Shares Issued on Distributions Reinvested	—	— @@	—	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Global Core Portfolio		Global Endurance Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$29	$(25)	$(77)	$104
Net Realized Gain	1,092	1,484	2,833	2,291
Net Change in Unrealized Appreciation (Depreciation)	2,471	4,771	(131)	270
Net Increase in Net Assets Resulting from Operations	3,592	6,230	2,625	2,665
Dividends and Distributions to Shareholders:
Class I	—	(44)	—	(137)
Class R6	—	(— @)	—	(— @)
Total Dividends and Distributions to Shareholders	—	(44)	—	(137)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	9,117	9,465	9,459	4,445
Distributions Reinvested	—	44	—	137
Redeemed	(5,976)	(3,937)	(10,107)	(18,417)
Class A:
Subscribed	1,035	2,131	602	1,044
Redeemed	(507)	(743)	(912)	(6,369)
Class C:
Subscribed	414	418	61	171
Redeemed	(133)	(760)	(93)	(98)
Class R6:
Distributions Reinvested	—	— @	—	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,950	6,618	(990)	(19,087)
Total Increase (Decrease) in Net Assets	7,542	12,804	1,635	(16,559)
Net Assets:
Beginning of Period	36,769	23,965	27,993	44,552
End of Period	$44,311	$36,769	$29,628	$27,993
(1) Capital Share Transactions:
Class I:
Shares Subscribed	459	490	524	283
Shares Issued on Distributions Reinvested	—	2	—	8
Shares Redeemed	(286)	(202)	(567)	(1,090)
Net Increase (Decrease) in Class I Shares Outstanding	173	290	(43)	(799)
Class A:
Shares Subscribed	52	107	33	66
Shares Redeemed	(24)	(39)	(53)	(410)
Net Increase (Decrease) in Class A Shares Outstanding	28	68	(20)	(344)
Class C:
Shares Subscribed	22	23	4	11
Shares Redeemed	(7)	(41)	(6)	(6)
Net Increase (Decrease) in Class C Shares Outstanding	15	(18)	(2)	5
Class R6:
Shares Issued on Distributions Reinvested	—	— @@	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$7,662	$17,727	$(294)	$(522)
Net Realized Gain	28,366	333,159	11,109	19,690
Net Change in Unrealized Appreciation (Depreciation)	152,025	(104,397)	(1,564)	6,817
Net Increase in Net Assets Resulting from Operations	188,053	246,489	9,251	25,985
Dividends and Distributions to Shareholders:
Class I	—	(215,059)	—	(633)
Class A	—	(32,968)	—	(260)
Class L	—	(846)	—	(2)
Class C	—	(9,319)	—	(27)
Class R6	—	(44,297)	—	(1)
Total Dividends and Distributions to Shareholders	—	(302,489)	—	(923)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	164,048	357,569	7,598	9,317
Distributions Reinvested	—	209,335	—	633
Redeemed	(392,382)	(734,749)	(18,600)	(36,075)
Class A:
Subscribed	16,378	43,740	2,124	3,861
Distributions Reinvested	—	31,210	—	260
Redeemed	(35,796)	(111,660)	(3,207)	(9,926)
Class L:
Distributions Reinvested	—	846	—	2
Redeemed	(393)	(836)	—	(83)
Class C:
Subscribed	2,674	7,409	41	149
Distributions Reinvested	—	9,171	—	27
Redeemed	(17,232)	(33,469)	(783)	(1,852)
Class R6:
Subscribed	22,656	111,868	8	79
Distributions Reinvested	—	44,297	—	1
Redeemed	(22,247)	(46,528)	(21)	(53)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(262,294)	(111,797)	(12,840)	(33,660)
Total Decrease in Net Assets	(74,241)	(167,797)	(3,589)	(8,598)
Net Assets:
Beginning of Period	2,763,486	2,931,283	69,383	77,981
End of Period	$2,689,245	$2,763,486	$65,794	$69,383

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,728	9,846	421	668
Shares Issued on Distributions Reinvested	—	6,089	—	33
Shares Redeemed	(11,316)	(20,425)	(1,070)	(2,682)
Net Decrease in Class I Shares Outstanding	(6,588)	(4,490)	(649)	(1,981)
Class A:
Shares Subscribed	486	1,243	122	266
Shares Issued on Distributions Reinvested	—	935	—	14
Shares Redeemed	(1,062)	(3,195)	(196)	(795)
Net Decrease in Class A Shares Outstanding	(576)	(1,017)	(74)	(515)
Class L:
Shares Issued on Distributions Reinvested	—	25	—	— @
Shares Redeemed	(12)	(24)	—	(8)
Net Increase (Decrease) in Class L Shares Outstanding	(12)	1	—	(8)
Class C:
Shares Subscribed	82	218	3	14
Shares Issued on Distributions Reinvested	—	284	—	2
Shares Redeemed	(532)	(985)	(56)	(181)
Net Decrease in Class C Shares Outstanding	(450)	(483)	(53)	(165)
Class R6:
Shares Subscribed	676	2,984	— @	6
Shares Issued on Distributions Reinvested	—	1,288	—	— @
Shares Redeemed	(650)	(1,251)	(1)	(4)
Net Increase (Decrease) in Class R6 Shares Outstanding	26	3,021	(1)	2

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(5,297)	$(19,688)	$3	$7
Net Realized Gain	78,998	412,431	141	942
Net Change in Unrealized Appreciation (Depreciation)	450,294	327,658	785	(554)
Net Increase in Net Assets Resulting from Operations	523,995	720,401	929	395
Dividends and Distributions to Shareholders:
Class I	—	(151,464)	—	(595)
Class A	—	(89,475)	—	(73)
Class L	—	(3,492)	—	—
Class C	—	(17,473)	—	(42)
Class R6	—	(13,791)	—	(3)
Class IR	—	(2)	—	—
Total Dividends and Distributions to Shareholders	—	(275,697)	—	(713)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	222,822	275,265	54	294
Distributions Reinvested	—	146,476	—	595
Redeemed	(255,606)	(494,469)	(510)	(1,483)
Class A:
Subscribed	45,858	48,623	86	35
Distributions Reinvested	—	88,122	—	73
Redeemed	(69,086)	(180,421)	(193)	(1,564)
Class L:
Exchanged	1	1	—	—
Distributions Reinvested	—	3,350	—	—
Redeemed	(2,338)	(4,717)	—	—
Class C:
Subscribed	3,584	7,319	—	40
Distributions Reinvested	—	17,143	—	42
Redeemed	(28,256)	(55,175)	—	(82)
Class R6:
Subscribed	7,550	139,005	1	—
Distributions Reinvested	—	13,327	—	3
Redeemed	(19,554)	(40,474)	—	—
Class IR:
Subscribed	2,201	—	—	—
Distributions Reinvested	—	2	—	—
Redeemed	(690)	(151,848)	—	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(93,514)	(188,471)	(562)	(2,047)
Total Increase (Decrease) in Net Assets	430,481	256,233	367	(2,365)
Net Assets:
Beginning of Period	3,093,036	2,836,803	3,861	6,226
End of Period	$3,523,517	$3,093,036	$4,228	$3,861

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,066	8,078	4	23
Shares Issued on Distributions Reinvested	—	4,006	—	50
Shares Redeemed	(6,991)	(14,451)	(42)	(117)
Net Decrease in Class I Shares Outstanding	(925)	(2,367)	(38)	(44)
Class A:
Shares Subscribed	1,327	1,544	6	3
Shares Issued on Distributions Reinvested	—	2,588	—	6
Shares Redeemed	(2,015)	(5,694)	(15)	(129)
Net Decrease in Class A Shares Outstanding	(688)	(1,562)	(9)	(120)
Class L:
Shares Exchanged	— @	— @	—	—
Shares Issued on Distributions Reinvested	—	101	—	—
Shares Redeemed	(70)	(148)	—	—
Net Decrease in Class L Shares Outstanding	(70)	(47)	—	—
Class C:
Shares Subscribed	117	256	—	3
Shares Issued on Distributions Reinvested	—	563	—	4
Shares Redeemed	(920)	(1,925)	—	(7)
Net Decrease in Class C Shares Outstanding	(803)	(1,106)	—	(— @)
Class R6:
Shares Subscribed	203	3,641	— @	—
Shares Issued on Distributions Reinvested	—	361	—	— @
Shares Redeemed	(517)	(1,235)	—	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(314)	2,767	— @	— @
Class IR:
Shares Subscribed	56	—	—	—
Shares Issued on Distributions Reinvested	—	— @	—	—
Shares Redeemed	(18)	(4,079)	—	—
Net Increase (Decrease) in Class IR Shares Outstanding	38	(4,079)	—	—

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Global Stars Portfolio		Growth Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$12	$210	$(11,937)	$(19,215)
Net Realized Gain	4,573	25,093	451,140	515,093
Net Change in Unrealized Appreciation (Depreciation)	519	(11,519)	291,805	1,026,813
Net Increase in Net Assets Resulting from Operations	5,104	13,784	731,008	1,522,691
Dividends and Distributions to Shareholders:
Class I	—	(12,607)	—	(8,733)
Class A	—	(1,537)	—	(9,058)
Class L	—	(344)	—	(91)
Class C	—	(1,035)	—	—
Class R6	—	(13)	—	(2,390)
Class IR	—	—	—	(— @)
Total Dividends and Distributions to Shareholders	—	(15,536)	—	(20,272)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,996	7,502	241,900	466,163
Distributions Reinvested	—	12,289	—	7,708
Redeemed	(16,172)	(52,338)	(372,550)	(1,013,772)
Class A:
Subscribed	526	1,156	103,843	64,625
Distributions Reinvested	—	1,537	—	8,754
Redeemed	(589)	(1,738)	(204,569)	(522,920)
Class L:
Exchanged	—	—	—	4
Distributions Reinvested	—	312	—	90
Redeemed	(70)	(265)	(3,621)	(11,240)
Class C:
Subscribed	16	83	3,170	6,137
Distributions Reinvested	—	1,035	—	—
Redeemed	(864)	(688)	(35,086)	(68,103)
Class R6:
Subscribed	65	29	24,860	106,093
Distributions Reinvested	—	13	—	2,289
Redeemed	(25)	(14,888)	(181,695)	(1,898,961)
Class IR:
Distributions Reinvested	—	—	—	— @
Redeemed	—	—	—	(31)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,117)	(45,961)	(423,748)	(2,853,164)
Total Increase (Decrease) in Net Assets	(9,013)	(47,713)	307,260	(1,350,745)
Net Assets:
Beginning of Period	58,794	106,507	4,190,947	5,541,692
End of Period	$49,781	$58,794	$4,498,207	$4,190,947

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Global Stars Portfolio		Growth Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	176	388	4,206	10,030
Shares Issued on Distributions Reinvested	—	728	—	127
Shares Redeemed	(969)	(2,652)	(6,573)	(23,661)
Net Decrease in Class I Shares Outstanding	(793)	(1,536)	(2,367)	(13,504)
Class A:
Shares Subscribed	31	60	1,951	1,625
Shares Issued on Distributions Reinvested	—	92	—	162
Shares Redeemed	(36)	(94)	(3,967)	(14,068)
Net Increase (Decrease) in Class A Shares Outstanding	(5)	58	(2,016)	(12,281)
Class L:
Shares Exchanged	—	—	—	— @@
Shares Issued on Distributions Reinvested	—	19	—	2
Shares Redeemed	(4)	(14)	(82)	(349)
Net Increase (Decrease) in Class L Shares Outstanding	(4)	5	(82)	(347)
Class C:
Shares Subscribed	1	4	73	199
Shares Issued on Distributions Reinvested	—	67	—	—
Shares Redeemed	(56)	(40)	(810)	(2,187)
Net Increase (Decrease) in Class C Shares Outstanding	(55)	31	(737)	(1,988)
Class R6:
Shares Subscribed	4	2	424	2,638
Shares Issued on Distributions Reinvested	—	1	—	37
Shares Redeemed	(2)	(765)	(2,798)	(45,049)
Net Increase (Decrease) in Class R6 Shares Outstanding	2	(762)	(2,374)	(42,374)
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @@
Shares Redeemed	—	—	—	(1)
Net Decrease in Class IR Shares Outstanding	—	—	—	(1)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Inception Portfolio (consolidated)		International Advantage Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(1,547)	$(2,680)	$5,988	$597
Net Realized Gain	14,630	111,563	83,088	248,078
Net Change in Unrealized Appreciation (Depreciation)	(1,239)	(30,258)	350,017	(41,662)
Net Increase in Net Assets Resulting from Operations	11,844	78,625	439,093	207,013
Dividends and Distributions to Shareholders:
Class I	—	(1,717)	—	(3,090)
Class A	—	(1,484)	—	—
Class L	—	(7)	—	—
Class C	—	(63)	—	—
Class R6	—	(547)	—	(449)
Paid-In-Capital:
Class I	—	(58)	—	—
Class A	—	(50)	—	—
Class L	(— @)	—	—	—
Class C	—	(2)	—	—
Class R6	—	(19)	—	—
Total Dividends and Distributions to Shareholders	—	(3,947)	—	(3,539)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	16,125	66,164	189,892	407,392
Distributions Reinvested	—	1,772	—	3,057
Redeemed	(50,172)	(122,530)	(418,416)	(960,992)
Class A:
Subscribed	5,664	13,919	17,668	38,873
Distributions Reinvested	—	1,534	—	—
Redeemed	(23,628)	(90,069)	(42,059)	(126,767)
Class L:
Distributions Reinvested	—	7	—	—
Redeemed	(7)	(122)	(4)	(4)
Class C:
Subscribed	373	879	380	491
Distributions Reinvested	—	65	—	—
Redeemed	(1,018)	(3,589)	(3,034)	(8,211)
Class R6:
Subscribed	4,877	6,102	26,998	26,809
Distributions Reinvested	—	566	—	407
Redeemed	(7,205)	(21,231)	(89,110)	(55,127)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(54,991)	(146,533)	(317,685)	(674,072)
Redemption Fees	2	88	—	—
Total Increase (Decrease) (Decrease) in Net Assets	(43,145)	(71,767)	121,408	(470,598)
Net Assets:
Beginning of Period	383,113	454,880	2,744,698	3,215,296
End of Period	$339,968	$383,113	$2,866,106	$2,744,698
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Inception Portfolio (consolidated)		International Advantage Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,041	5,245	7,429	17,340
Shares Issued on Distributions Reinvested	—	105	—	123
Shares Redeemed	(3,230)	(10,106)	(16,290)	(40,847)
Net Decrease in Class I Shares Outstanding	(2,189)	(4,756)	(8,861)	(23,384)
Class A:
Shares Subscribed	545	1,610	725	1,704
Shares Issued on Distributions Reinvested	—	138	—	—
Shares Redeemed	(2,274)	(11,326)	(1,702)	(5,554)
Net Decrease in Class A Shares Outstanding	(1,729)	(9,578)	(977)	(3,850)
Class L:
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	(1)	(20)	(— @@)	(— @@)
Net Decrease in Class L Shares Outstanding	(1)	(19)	(— @@)	(— @@)
Class C:
Shares Subscribed	39	117	17	23
Shares Issued on Distributions Reinvested	—	6	—	—
Shares Redeemed	(109)	(492)	(131)	(390)
Net Decrease in Class C Shares Outstanding	(70)	(369)	(114)	(367)
Class R6:
Shares Subscribed	304	486	1,059	1,126
Shares Issued on Distributions Reinvested	—	33	—	16
Shares Redeemed	(459)	(1,759)	(3,461)	(2,332)
Net Decrease in Class R6 Shares Outstanding	(155)	(1,240)	(2,402)	(1,190)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6,261	$20,597	$222	$(4,179)
Net Realized Gain	84,680	288,451	10,912	187,912
Net Change in Unrealized Appreciation (Depreciation)	(2,862)	(251,983)	109,433	(4,853)
Net Increase in Net Assets Resulting from Operations	88,079	57,065	120,567	178,880
Dividends and Distributions to Shareholders:
Class I	—	(161,214)	—	(851)
Class A	—	(10,455)	—	—
Class L	—	(1,069)	—	—
Class C	—	(275)	—	—
Class R6	—	(41,663)	—	(7)
Class IR	—	—	—	(— @)
Total Dividends and Distributions to Shareholders	—	(214,676)	—	(858)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	29,049	98,444	76,790	75,619
Distributions Reinvested	—	160,765	—	830
Redeemed	(242,460)	(761,118)	(87,712)	(331,767)
Class A:
Subscribed	525	747	9,720	25,246
Distributions Reinvested	—	10,142	—	—
Redeemed	(3,227)	(10,842)	(19,747)	(96,570)
Class L:
Distributions Reinvested	—	1,057	—	—
Redeemed	(295)	(953)	(61)	(32)
Class C:
Subscribed	14	50	548	464
Distributions Reinvested	—	275	—	—
Redeemed	(20)	(793)	(3,841)	(11,145)
Class R6:
Subscribed	3,738	9,368	498	1,218
Distributions Reinvested	—	40,504	—	7
Redeemed	(42,028)	(115,610)	(512)	(33,774)
Class IR:
Distributions Reinvested	—	—	—	— @
Redeemed	—	—	—	(161,578)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(254,704)	(567,964)	(24,317)	(531,482)
Redemption Fees	—	—	1	5
Total Increase (Decrease) in Net Assets	(166,625)	(725,575)	96,251	(353,455)
Net Assets:
Beginning of Period	641,572	1,367,147	723,453	1,076,908
End of Period	$474,947	$641,572	$819,704	$723,453

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,660	7,126	2,561	2,856
Shares Issued on Distributions Reinvested	—	15,639	—	28
Shares Redeemed	(22,437)	(55,652)	(2,884)	(12,650)
Net Decrease in Class I Shares Outstanding	(19,777)	(32,887)	(323)	(9,766)
Class A:
Shares Subscribed	49	54	329	989
Shares Issued on Distributions Reinvested	—	972	—	—
Shares Redeemed	(296)	(821)	(676)	(3,737)
Net Increase (Decrease) in Class A Shares Outstanding	(247)	205	(347)	(2,748)
Class L:
Shares Issued on Distributions Reinvested	—	106	—	—
Shares Redeemed	(28)	(91)	(2)	(2)
Net Increase (Decrease) in Class L Shares Outstanding	(28)	15	(2)	(2)
Class C:
Shares Subscribed	1	4	20	19
Shares Issued on Distributions Reinvested	—	28	—	—
Shares Redeemed	(2)	(77)	(144)	(478)
Net Decrease in Class C Shares Outstanding	(1)	(45)	(124)	(459)
Class R6:
Shares Subscribed	356	682	16	48
Shares Issued on Distributions Reinvested	—	3,948	—	— @@
Shares Redeemed	(4,125)	(8,650)	(17)	(1,355)
Net Decrease in Class R6 Shares Outstanding	(3,769)	(4,020)	(1)	(1,307)
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @@
Shares Redeemed	—	—	—	(5,400)
Net Decrease in Class IR Shares Outstanding	—	—	—	(5,400)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	International Resilience Portfolio		Multi-Asset Real Return Portfolio (consolidated)
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$12	$11	$125	$755
Net Realized Gain	54	85	152	710
Net Change in Unrealized Appreciation (Depreciation)	220	(32)	533	(1,267)
Net Increase in Net Assets Resulting from Operations	286	64	810	198
Dividends and Distributions to Shareholders:
Class I	—	(61)	—	(193)
Class A	—	(3)	—	(400)
Class C	—	(2)	—	(275)
Class R6	—	(2)	—	(1)
Total Dividends and Distributions to Shareholders	—	(68)	—	(869)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	56	106	602	44
Distributions Reinvested	—	61	—	193
Redeemed	(60)	(2)	(187)	(26,386)
Class A:
Subscribed	—	18	424	766
Distributions Reinvested	—	3	—	400
Redeemed	—	—	(380)	(1,635)
Class C:
Subscribed	—	—	353	139
Distributions Reinvested	—	2	—	275
Redeemed	—	—	(413)	(1,491)
Class R6:
Subscribed	—	—	15	7
Distributions Reinvested	—	2	—	1
Redeemed	—	—	(11)	(12)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4)	190	403	(27,699)
Total Increase (Decrease) in Net Assets	282	186	1,213	(28,370)
Net Assets:
Beginning of Period	1,892	1,706	7,415	35,785
End of Period	$2,174	$1,892	$8,628	$7,415
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4	9	57	4
Shares Issued on Distributions Reinvested	—	5	—	19
Shares Redeemed	(5)	(— @)	(18)	(2,408)
Net Increase (Decrease) in Class I Shares Outstanding	(1)	14	39	(2,385)
Class A:
Shares Subscribed	—	2	40	71
Shares Issued on Distributions Reinvested	—	— @	—	39
Shares Redeemed	—	—	(37)	(155)
Net Increase (Decrease) in Class A Shares Outstanding	—	2	3	(45)
Class C:
Shares Subscribed	—	—	34	13
Shares Issued on Distributions Reinvested	—	— @	—	27
Shares Redeemed	—	—	(41)	(146)
Net Increase (Decrease) in Class C Shares Outstanding	—	— @	(7)	(106)
Class R6:
Shares Subscribed	—	—	1	1
Shares Issued on Distributions Reinvested	—	— @	—	— @
Shares Redeemed	—	—	(1)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	— @	— @	(— @)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Next Gen Emerging Markets Portfolio		Passport Overseas Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$254	$567	$1,482	$1,441
Net Realized Gain	640	2,582	14,704	11,005
Net Change in Unrealized Appreciation (Depreciation)	(71)	(196)	15,281	(1,502)
Net Increase in Net Assets Resulting from Operations	823	2,953	31,467	10,944
Dividends and Distributions to Shareholders:
Class I	—	(565)	—	(2,922)
Class A	—	(104)	—	(1,437)
Class L	—	(2)	—	(98)
Class C	—	(6)	—	(6)
Class R6	—	(1)	—	(1)
Class IR	—	—	—	(— @)
Total Dividends and Distributions to Shareholders	—	(678)	—	(4,464)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	518	2,333	3,158	11,133
Distributions Reinvested	—	549	—	2,900
Redeemed	(1,499)	(14,784)	(7,566)	(51,894)
Class A:
Subscribed	145	176	1,754	2,495
Distributions Reinvested	—	104	—	1,419
Redeemed	(687)	(1,322)	(4,359)	(9,535)
Class L:
Distributions Reinvested	—	2	—	96
Redeemed	(2)	(134)	(174)	(489)
Class C:
Subscribed	—	—	14	3
Distributions Reinvested	—	6	—	6
Redeemed	(74)	(154)	(73)	(177)
Class R6:
Subscribed	1	2	— @	13
Distributions Reinvested	—	1	—	1
Redeemed	(— @)	(9)	—	(4)
Class IR:
Distributions Reinvested	—	—	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,598)	(13,230)	(7,246)	(44,033)
Total Increase (Decrease) in Net Assets	(775)	(10,955)	24,221	(37,553)
Net Assets:
Beginning of Period	21,546	32,501	137,482	175,035
End of Period	$20,771	$21,546	$161,703	$137,482

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets (cont'd)

	Next Gen Emerging Markets Portfolio		Passport Overseas Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	37	150	184	700
Shares Issued on Distributions Reinvested	—	34	—	182
Shares Redeemed	(97)	(938)	(442)	(3,325)
Net Decrease in Class I Shares Outstanding	(60)	(754)	(258)	(2,443)
Class A:
Shares Subscribed	10	11	99	153
Shares Issued on Distributions Reinvested	—	7	—	87
Shares Redeemed	(46)	(85)	(246)	(585)
Net Decrease in Class A Shares Outstanding	(36)	(67)	(147)	(345)
Class L:
Shares Issued on Distributions Reinvested	—	— @@	—	6
Shares Redeemed	(— @@)	(9)	(10)	(30)
Net Decrease in Class L Shares Outstanding	(— @@)	(9)	(10)	(24)
Class C:
Shares Subscribed	—	—	1	— @@
Shares Issued on Distributions Reinvested	—	— @@	—	— @@
Shares Redeemed	(5)	(10)	(4)	(11)
Net Decrease in Class C Shares Outstanding	(5)	(10)	(3)	(11)
Class R6:
Shares Subscribed	— @@	— @@	— @@	1
Shares Issued on Distributions Reinvested	—	— @@	—	— @@
Shares Redeemed	—	(— @@)	—	(— @@)
Net Increase (Decrease) in Class R6 Shares Outstanding	— @@	(— @@)	— @@	1
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Permanence Portfolio (consolidated)		US Core Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2	$12	$68	$(325)
Net Realized Gain	151	770	2,094	2,737
Net Change in Unrealized Appreciation (Depreciation)	757	(193)	22,726	65,871
Net Increase in Net Assets Resulting from Operations	910	589	24,888	68,283
Dividends and Distributions to Shareholders:
Class I	—	(503)	—	(195)
Class A	—	(76)	—	—
Class C	—	(4)	—	—
Class R6	—	(9)	—	(1)
Total Dividends and Distributions to Shareholders	—	(592)	—	(196)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	1	15	63,994	124,076
Distributions Reinvested	—	503	—	194
Redeemed	—	(167)	(84,368)	(54,548)
Class A:
Subscribed	7	175	9,568	26,311
Distributions Reinvested	—	76	—	—
Redeemed	(35)	(359)	(7,684)	(10,204)
Class C:
Subscribed	—	—	5,960	14,538
Distributions Reinvested	—	4	—	—
Redeemed	—	(21)	(5,148)	(6,458)
Class R6:
Subscribed	—	—	317	716
Distributions Reinvested	—	9	—	1
Redeemed	—	—	(324)	(70)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27)	235	(17,685)	94,556
Total Increase in Net Assets	883	232	7,203	162,643
Net Assets:
Beginning of Period	4,625	4,393	384,870	222,227
End of Period	$5,508	$4,625	$392,073	$384,870
(1) Capital Share Transactions:
Class I:
Shares Subscribed	— @	1	2,174	4,513
Shares Issued on Distributions Reinvested	—	37	—	6
Shares Redeemed	—	(11)	(2,817)	(2,032)
Net Increase (Decrease) in Class I Shares Outstanding	— @	27	(643)	2,487
Class A:
Shares Subscribed	1	12	330	961
Shares Issued on Distributions Reinvested	—	6	—	—
Shares Redeemed	(3)	(26)	(263)	(379)
Net Increase (Decrease) in Class A Shares Outstanding	(2)	(8)	67	582
Class C:
Shares Subscribed	—	—	215	554
Shares Issued on Distributions Reinvested	—	— @	—	—
Shares Redeemed	—	(1)	(189)	(249)
Net Increase (Decrease) in Class C Shares Outstanding	—	(1)	26	305
Class R6:
Shares Subscribed	—	—	11	25
Shares Issued on Distributions Reinvested	—	1	—	— @
Shares Redeemed	—	—	(11)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	1	(— @)	23

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Statements of Changes in Net Assets

	Vitality Portfolio
	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(6)	$(8)
Net Realized Loss	(160)	(152)
Net Change in Unrealized Appreciation (Depreciation)	2	(36)
Net Decrease in Net Assets Resulting from Operations	(164)	(196)
Dividends and Distributions to Shareholders:
Class I	—	(2)
Class R6	—	(— @)
Total Dividends and Distributions to Shareholders	—	(2)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Distributions Reinvested	—	2
Redeemed	—	(69)
Class A:
Redeemed	—	(3)
Class R6:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	—	(70)
Total Decrease in Net Assets	(164)	(268)
Net Assets:
Beginning of Period	2,022	2,290
End of Period	$1,858	$2,022
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(11)
Net Decrease in Class I Shares Outstanding	—	(11)
Class A:
Shares Redeemed	—	(— @@)
Class R6:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.77		$17.70		$12.10		$33.57		$43.28		$26.06
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.08)		(0.08)		(0.14)		(0.32)		(0.19)
Net Realized and Unrealized Gain (Loss)	5.07		6.51		5.68		(17.90)		(1.61)		19.64
Total from Investment Operations	5.02		6.43		5.60		(18.04)		(1.93)		19.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		—		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)		(2.23)
Total Distributions	—		(0.36)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$28.79		$23.77		$17.70		$12.10		$33.57		$43.28
Total Return(3)	21.12	%(4)	36.16%		46.28	%(5)	(54.54)%		(4.45)%		74.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,455		$104,895		$120,584		$112,250		$576,158		$656,030
Ratio of Expenses Before Expense Limitation	1.01	%(6)	1.03%		1.01%		0.97%		0.88%		0.89%
Ratio of Expenses After Expense Limitation	0.84	%(6)(7)	0.85	%(7)	0.81	%(7)(8)	0.85	%(7)	0.85	%(7)	0.84	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.84	%(6)(7)	0.85	%(7)	N/A		0.85	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.40	)%(6)(7)	(0.43	)%(7)	(0.54	)%(7)(8)	(0.68	)%(7)	(0.73	)%(7)	(0.54	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	27	%(4)	57%		42%		51%		69%		73%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$22.40		$16.70		$11.45		$32.26		$42.02		$25.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.14)		(0.12)		(0.19)		(0.44)		(0.28)
Net Realized and Unrealized Gain (Loss)	4.77		6.13		5.37		(17.19)		(1.54)		19.11
Total from Investment Operations	4.69		5.99		5.25		(17.38)		(1.98)		18.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		—		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)		(2.23)
Total Distributions	—		(0.29)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$27.09		$22.40		$16.70		$11.45		$32.26		$42.02
Total Return(10)	20.94	%(4)	35.75%		45.85	%(5)	(54.71)%		(4.72)%		74.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,633		$46,723		$46,114		$39,913		$117,424		$130,176
Ratio of Expenses Before Expense Limitation	1.27	%(6)	1.29%		1.26%		1.23%		1.14%		N/A
Ratio of Expenses After Expense Limitation	1.17	%(6)(7)	1.17	%(7)	1.13	%(7)(8)	1.19	%(7)	1.14	%(7)	1.15	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.17	%(6)(7)	1.17	%(7)	N/A		1.19	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.73	)%(6)(7)	(0.76	)%(7)	(0.87	)%(7)(8)	(1.02	)%(7)	(1.02	)%(7)	(0.84	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	27	%(4)	57%		42%		51%		69%		73%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.45		$17.47		$11.96		$33.31		$43.04		$25.95
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.11)		(0.10)		(0.16)		(0.36)		(0.21)
Net Realized and Unrealized Gain (Loss)	5.00		6.42		5.61		(17.76)		(1.59)		19.53
Total from Investment Operations	4.93		6.31		5.51		(17.92)		(1.95)		19.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		—		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)		(2.23)
Total Distributions	—		(0.33)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$28.38		$23.45		$17.47		$11.96		$33.31		$43.04
Total Return(3)	21.02	%(4)	35.97%		46.07	%(5)	(54.61)%		(4.54)%		74.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,859		$1,659		$1,616		$1,261		$4,120		$5,391
Ratio of Expenses Before Expense Limitation	1.90	%(6)	1.95%		1.92%		1.79%		1.65%		1.66%
Ratio of Expenses After Expense Limitation	0.98	%(6)(7)	0.99	%(7)	0.94	%(7)(8)	0.99	%(7)	0.94	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.98	%(6)(7)	0.99	%(7)	N/A		0.99	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.54	)%(6)(7)	(0.57	)%(7)	(0.68	)%(7)(8)	(0.81	)%(7)	(0.82	)%(7)	(0.64	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	27	%(4)	57%		42%		51%		69%		73%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$20.45		$15.26		$10.55		$30.48		$40.44		$24.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.25)		(0.21)		(0.31)		(0.71)		(0.50)
Net Realized and Unrealized Gain (Loss)	4.34		5.57		4.92		(16.19)		(1.47)		18.49
Total from Investment Operations	4.18		5.32		4.71		(16.50)		(2.18)		17.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)		(2.23)
Total Distributions	—		(0.13)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$24.63		$20.45		$15.26		$10.55		$30.48		$40.44
Total Return(10)	20.44	%(4)	34.81%		44.64	%(5)	(55.02)%		(5.41)%		73.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,440		$18,241		$21,811		$20,422		$68,793		$71,419
Ratio of Expenses Before Expense Limitation	2.03	%(6)	2.04%		2.01%		1.95%		1.84%		N/A
Ratio of Expenses After Expense Limitation	1.93	%(6)(7)	1.92	%(7)	1.89	%(7)(8)	1.90	%(7)	1.84	%(7)	1.85	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.93	%(6)(7)	1.92	%(7)	N/A		1.90	%(7)	N/A		N/A
Ratio of Net Investment Loss	(1.49	)%(6)(7)	(1.50	)%(7)	(1.62	)%(7)(8)	(1.72	)%(7)	(1.72	)%(7)	(1.55	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	27	%(4)	57%		42%		51%		69%		73%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Advantage Portfolio

	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.93		$17.82		$12.18		$33.74		$43.41		$26.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.08)		(0.07)		(0.13)		(0.29)		(0.16)
Net Realized and Unrealized Gain (Loss)	5.12		6.55		5.71		(18.00)		(1.60)		19.68
Total from Investment Operations	5.07		6.47		5.64		(18.13)		(1.89)		19.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		—		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)		(2.23)
Total Distributions	—		(0.36)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$29.00		$23.93		$17.82		$12.18		$33.74		$43.41
Total Return(3)	21.19	%(4)	36.19%		46.31	%(5)	(54.53)%		(4.36)%		74.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,680		$23,478		$17,305		$18,157		$47,842		$41,263
Ratio of Expenses Before Expense Limitation	0.92	%(6)	0.96%		0.90%		0.86%		0.77%		N/A
Ratio of Expenses After Expense Limitation	0.80	%(6)(7)	0.81	%(7)	0.77	%(7)(8)	0.81	%(7)	0.77	%(7)	0.79	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(6)(7)	0.81	%(7)	N/A		0.81	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.36	)%(6)(7)	(0.39	)%(7)	(0.50	)%(7)(8)	(0.64	)%(7)	(0.65	)%(7)	(0.47	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	27	%(4)	57%		42%		51%		69%		73%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.85%	(0.58)%
Class A	December 31, 2023	1.18	(0.92)
Class L	December 31, 2023	0.99	(0.73)
Class C	December 31, 2023	1.93	(1.66)
Class R6	December 31, 2023	0.81	(0.54)

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

American Resilience Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.64		$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.07		0.10		0.04
Net Realized and Unrealized Gain (Loss)	0.46		1.11		1.72		(0.71)
Total from Investment Operations	0.49		1.18		1.82		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.14)		—
Net Realized Gain	—		(0.44)		—		—
Total Distributions	—		(0.55)		(0.14)		—
Net Asset Value, End of Period	$12.13		$11.64		$11.01		$9.33
Total Return(3)	4.21	%(4)	10.56%		19.54	%(5)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,173		$1,186		$952		$793
Ratio of Expenses Before Expense Limitation	18.90	%(6)	21.08%		29.44%		36.85	%(6)
Ratio of Expenses After Expense Limitation	0.70	%(6)(7)	0.70	%(7)	0.50	%(7)(8)	0.70	%(6)(7)
Ratio of Net Investment Income	0.56	%(6)(7)	0.63	%(7)	0.95	%(7)(8)	0.91	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	30	%(4)	43%		35%		6	%(4)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.62		$10.99		$9.31		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.03		0.06		0.02
Net Realized and Unrealized Gain (Loss)	0.45		1.10		1.73		(0.71)
Total from Investment Operations	0.46		1.13		1.79		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.11)		—
Net Realized Gain	—		(0.44)		—		—
Total Distributions	—		(0.50)		(0.11)		—
Net Asset Value, End of Period	$12.08		$11.62		$10.99		$9.31
Total Return(10)	3.96	%(4)	10.21%		19.20	%(5)	(6.90	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$66		$61		$55		$47
Ratio of Expenses Before Expense Limitation	22.05	%(6)	24.76%		33.82%		41.47	%(6)
Ratio of Expenses After Expense Limitation	1.05	%(6)(7)	1.05	%(7)	0.85	%(7)(8)	1.05	%(6)(7)
Ratio of Net Investment Income	0.21	%(6)(7)	0.29	%(7)	0.61	%(7)(8)	0.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	30	%(4)	43%		35%		6	%(4)
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

American Resilience Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.54		$10.95		$9.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.05)		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	0.45		1.08		1.71		(0.70)
Total from Investment Operations	0.42		1.03		1.69		(0.71)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—
Net Realized Gain	—		(0.44)		—		—
Total Distributions	—		(0.44)		(0.03)		—
Net Asset Value, End of Period	$11.96		$11.54		$10.95		$9.29
Total Return(10)	3.64	%(4)	9.31%		18.21	%(5)	(7.10	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$62		$60		$55		$46
Ratio of Expenses Before Expense Limitation	22.92	%(6)	25.56%		34.58%		42.21	%(6)
Ratio of Expenses After Expense Limitation	1.80	%(6)(7)	1.80	%(7)	1.60	%(7)(8)	1.80	%(6)(7)
Ratio of Net Investment Loss	(0.53	)%(6)(7)	(0.46	)%(7)	(0.15	)%(7)(8)	(0.20	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	30	%(4)	43%		35%		6	%(4)
	Class R6
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.64		$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.08		0.10		0.04
Net Realized and Unrealized Gain (Loss)	0.45		1.10		1.73		(0.71)
Total from Investment Operations	0.49		1.18		1.83		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.15)		—
Net Realized Gain	—		(0.44)		—		—
Total Distributions	—		(0.55)		(0.15)		—
Net Asset Value, End of Period	$12.13		$11.64		$11.01		$9.33
Total Return(3)	4.21	%(4)	10.61%		19.60	%(5)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64		$62		$56		$47
Ratio of Expenses Before Expense Limitation	21.74	%(6)	24.27%		33.36%		41.22	%(6)
Ratio of Expenses After Expense Limitation	0.65	%(6)(7)	0.65	%(7)	0.45	%(7)(8)	0.65	%(6)(7)
Ratio of Net Investment Income	0.62	%(6)(7)	0.69	%(7)	1.00	%(7)(8)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	30	%(4)	43%		35%		6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.22% for all share classes due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 19.32% for Class I shares, 18.98% for Class A shares, 17.99% for Class C shares and 19.38% for Class R6 shares, respectively.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

American Resilience Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.70%	0.75%
Class A	December 31, 2023	1.05	0.41
Class C	December 31, 2023	1.80	(0.35)
Class R6	December 31, 2023	0.65	0.80

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.31		$18.11		$19.49		$24.99		$31.72		$21.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		0.07		0.05		0.00	(3)	(0.12)		(0.12)
Net Realized and Unrealized Gain (Loss)	1.80		3.52		(1.38)		(5.50)		(6.39)		11.16
Total from Investment Operations	1.84		3.59		(1.33)		(5.50)		(6.51)		11.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.05)		—		—		—
Net Realized Gain	—		—		—		—		(0.22)		(0.34)
Total Distributions	—		(0.39)		(0.05)		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.15		$21.31		$18.11		$19.49		$24.99		$31.72
Total Return(4)	8.63	%(5)	19.72%		(6.83	)%(6)	(22.01)%		(20.52)%		52.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,802		$96,057		$99,101		$154,092		$320,534		$366,758
Ratio of Expenses Before Expense Limitation	1.31	%(7)	1.28%		1.22%		1.17%		1.05%		N/A
Ratio of Expenses After Expense Limitation	1.09	%(7)(8)	1.10	%(8)	1.07	%(8)(9)	1.10	%(8)	1.05	%(8)	1.06	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.36	%(7)(8)	0.36	%(8)	0.25	%(8)(9)	0.01	%(8)	(0.41	)%(8)	(0.48	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	1	%(5)	19%		16%		14%		65%		44%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$20.88		$17.75		$19.12		$24.58		$31.29		$20.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	0.01		(0.02)		(0.06)		(0.20)		(0.19)
Net Realized and Unrealized Gain (Loss)	1.77		3.44		(1.35)		(5.40)		(6.29)		11.03
Total from Investment Operations	1.77		3.45		(1.37)		(5.46)		(6.49)		10.84
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		—		—		—		—
Net Realized Gain	—		—		—		—		(0.22)		(0.34)
Total Distributions	—		(0.32)		—		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.65		$20.88		$17.75		$19.12		$24.58		$31.29
Total Return(11)	8.48	%(5)	19.36%		(7.17	)%(6)	(22.21)%		(20.74)%		52.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,640		$19,120		$23,418		$29,072		$77,496		$98,559
Ratio of Expenses Before Expense Limitation	1.57	%(7)	1.54%		1.53%		1.42%		1.32%		N/A
Ratio of Expenses After Expense Limitation	1.42	%(7)(8)	1.40	%(8)	1.40	%(8)(9)	1.38	%(8)	1.32	%(8)	1.34	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.42	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.03	%(7)(8)	0.05	%(8)	(0.08	)%(8)(9)	(0.29	)%(8)	(0.69	)%(8)	(0.76	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	1	%(5)	19%		16%		14%		65%		44%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$19.83		$16.86		$18.29		$23.69		$30.39		$20.35
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.12)		(0.15)		(0.19)		(0.41)		(0.36)
Net Realized and Unrealized Gain (Loss)	1.66		3.24		(1.28)		(5.21)		(6.07)		10.74
Total from Investment Operations	1.59		3.12		(1.43)		(5.40)		(6.48)		10.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—		—		—		—
Net Realized Gain	—		—		—		—		(0.22)		(0.34)
Total Distributions	—		(0.15)		—		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.42		$19.83		$16.86		$18.29		$23.69		$30.39
Total Return(11)	8.02	%(5)	18.47%		(7.82	)%(6)	(22.79)%		(21.32)%		51.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,861		$6,772		$9,174		$13,816		$18,947		$19,042
Ratio of Expenses Before Expense Limitation	2.34	%(7)	2.29%		2.26%		2.15%		2.05%		N/A
Ratio of Expenses After Expense Limitation	2.19	%(7)(8)	2.15	%(8)	2.14	%(8)(9)	2.11	%(8)	2.05	%(8)	2.08	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.18	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.74	)%(7)(8)	(0.70	)%(8)	(0.82	)%(8)(9)	(1.00	)%(8)	(1.41	)%(8)	(1.49	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	1	%(5)	19%		16%		14%		65%		44%
	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.38		$18.15		$19.55		$25.04		$31.76		$21.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		0.08		0.06		0.01		(0.09)		(0.09)
Net Realized and Unrealized Gain (Loss)	1.81		3.54		(1.40)		(5.50)		(6.41)		11.15
Total from Investment Operations	1.85		3.62		(1.34)		(5.49)		(6.50)		11.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.06)		—		—		—
Net Realized Gain	—		—		—		—		(0.22)		(0.34)
Total Distributions	—		(0.40)		(0.06)		—		(0.22)		(0.34)
Redemption Fees	0.01		0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.24		$21.38		$18.15		$19.55		$25.04		$31.76
Total Return(4)	8.70	%(5)	19.90%		(6.80	)%(6)	(21.96)%		(20.46)%		52.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,368		$3,145		$9,737		$10,510		$13,400		$26,707
Ratio of Expenses Before Expense Limitation	1.26	%(7)	1.28%		1.17%		1.12%		0.98%		1.03%
Ratio of Expenses After Expense Limitation	1.04	%(7)(8)	1.05	%(8)	1.02	%(8)(9)	1.05	%(8)	0.98	%(8)	1.01	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.04	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.41	%(7)(8)	0.41	%(8)	0.29	%(8)(9)	0.06	%(8)	(0.31	)%(8)	(0.32	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	1	%(5)	19%		16%		14%		65%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Asia Opportunity Portfolio

(5)  Not annualized.

(6)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.09%	0.23%
Class A	December 31, 2023	1.43	(0.11)
Class C	December 31, 2023	2.16	(0.84)
Class R6	December 31, 2023	1.04	0.27

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$10.03		$8.65		$8.21		$11.79		$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.01)		(0.00	)(4)	(0.04)		(0.10)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.31		1.47		0.44		(3.54)		(2.61)		4.60
Total from Investment Operations	1.32		1.46		0.44		(3.58)		(2.71)		4.50
Net Investment Income	—		(0.08)		—		—		—		—
Redemption Fees	—		—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$11.35		$10.03		$8.65		$8.21		$11.79		$14.50
Total Return(5)	13.16	%(6)	16.79%		5.36	%(7)	(30.36)%		(18.69)%		45.00	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,814		$23,319		$26,984		$66,056		$197,435		$234,923
Ratio of Expenses Before Expense Limitation	1.96	%(8)	2.00%		1.69%		1.45%		1.23%		1.41	%(8)
Ratio of Expenses After Expense Limitation	1.17	%(8)(9)(10)	1.15	%(10)	1.12	%(10)(11)	1.15	%(10)	1.15	%(10)	1.14	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.14	%(8)(10)	N/A		N/A		1.15	%(10)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.16	%(8)(10)	(0.12	)%(10)	(0.04	)%(10)(11)	(0.42	)%(10)	(0.73	)%(10)	(0.87	)%(8)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.01	%(8)
Portfolio Turnover Rate	34	%(6)	29%		15%		31%		64%		18	%(6)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$9.91		$8.55		$8.15		$11.73		$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.04)		(0.03)		(0.06)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.30		1.44		0.43		(3.52)		(2.60)		4.60
Total from Investment Operations	1.29		1.40		0.40		(3.58)		(2.74)		4.47
Net Investment Income	—		(0.04)		—		—		—		—
Redemption Fees	—		—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$11.20		$9.91		$8.55		$8.15		$11.73		$14.47
Total Return(13)	13.02	%(6)	16.40%		4.91	%(7)	(30.52)%		(18.94)%		44.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,856		$4,940		$4,981		$5,057		$11,974		$11,721
Ratio of Expenses Before Expense Limitation	2.36	%(8)	2.32%		1.99%		1.69%		1.48%		1.72	%(8)
Ratio of Expenses After Expense Limitation	1.52	%(8)(9)(10)	1.47	%(10)	1.44	%(10)(11)	1.45	%(10)	1.46	%(10)	1.44	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.49	%(8)(10)	N/A		N/A		1.44	%(10)	N/A		N/A
Ratio of Net Investment Loss	(0.18	)%(8)(10)	(0.44	)%(10)	(0.38	)%(10)(11)	(0.69	)%(10)	(1.03	)%(10)	(1.17	)%(8)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.01	%(8)
Portfolio Turnover Rate	34	%(6)	29%		15%		31%		64%		18	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$9.58		$8.29		$7.97		$11.55		$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.11)		(0.09)		(0.12)		(0.24)		(0.22)
Net Realized and Unrealized Gain (Loss)	1.26		1.40		0.41		(3.46)		(2.57)		4.58
Total from Investment Operations	1.21		1.29		0.32		(3.58)		(2.81)		4.36
Redemption Fees	—		—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$10.79		$9.58		$8.29		$7.97		$11.55		$14.36
Total Return(13)	12.63	%(6)	15.56%		4.15	%(7)	(31.08)%		(19.57)%		43.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,645		$2,640		$3,260		$4,076		$6,911		$5,893
Ratio of Expenses Before Expense Limitation	3.06	%(8)	3.10%		2.74%		2.45%		2.21%		2.53	%(8)
Ratio of Expenses After Expense Limitation	2.27	%(8)(9)(10)	2.25	%(10)	2.20	%(10)(11)	2.21	%(10)	2.19	%(10)	2.24	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.24	%(8)(10)	N/A		N/A		2.20	%(10)	N/A		N/A
Ratio of Net Investment Loss	(0.93	)%(8)(10)	(1.22	)%(10)	(1.12	)%(10)(11)	(1.44	)%(10)	(1.78	)%(10)	(1.97	)%(8)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.01	%(8)
Portfolio Turnover Rate	34	%(6)	29%		15%		31%		64%		18	%(6)
	Class R6(14)
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$10.05		$8.67		$8.23		$11.80		$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.00	(4)	0.00	(4)	(0.03)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	1.32		1.46		0.44		(3.54)		(2.61)		4.58
Total from Investment Operations	1.33		1.46		0.44		(3.57)		(2.71)		4.51
Net Investment Income	—		(0.08)		—		—		—		—
Redemption Fees	—		—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$11.38		$10.05		$8.67		$8.23		$11.80		$14.51
Total Return(5)	13.23	%(6)	16.81%		5.35	%(7)	(30.25)%		(18.68)%		45.10	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$10		$8		$12		$15
Ratio of Expenses Before Expense Limitation	17.89	%(8)	25.49%		29.92%		24.48%		17.42%		17.67	%(8)
Ratio of Expenses After Expense Limitation	1.12	%(8)(9)(10)	1.10	%(10)	1.03	%(10)(11)	1.11	%(9)(10)	1.10	%(10)	1.09	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09	%(8)(10)	N/A		N/A		1.10	%(10)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.21	%(8)(10)	(0.07	)%(10)	0.05	%(10)(11)	(0.34	)%(10)	(0.69	)%(10)	(0.67	)%(8)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.01	%(8)
Portfolio Turnover Rate	34	%(6)	29%		15%		31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(8)  Annualized.

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Developing Opportunity Portfolio

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.15%	(0.07)%
Class A	December 31, 2023	1.50	(0.44)
Class C	December 31, 2023	2.25	(1.17)
Class R6	December 31, 2023	1.09	(0.01)

(12)  Amount is less than 0.005%.

(13)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(14)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets ex China Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.32		$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.07		0.16		0.20		0.01
Net Realized and Unrealized Gain	1.56		0.53		2.13		0.88
Total from Investment Operations	1.63		0.69		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.21)		—
Net Realized Gain	—		(0.65)		(0.58)		—
Total Distributions	—		(0.80)		(0.79)		—
Net Asset Value, End of Period	$13.95		$12.32		$12.43		$10.89
Total Return(3)	13.23	%(4)	5.31%		21.57	%(5)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,658		$6,763		$6,419		$5,283
Ratio of Expenses Before Expense Limitation	5.13	%(6)	5.26%		7.05%		8.64	%(6)
Ratio of Expenses After Expense Limitation	0.98	%(6)(7)	0.98	%(7)	0.96	%(7)(8)	0.98	%(6)(7)
Ratio of Net Investment Income	1.05	%(6)(7)	1.21	%(7)	1.70	%(7)(8)	0.25	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	9	%(4)	32%		40%		21	%(4)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.30		$12.41		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		0.11		0.16		(0.00	)(10)
Net Realized and Unrealized Gain	1.57		0.53		2.11		0.88
Total from Investment Operations	1.61		0.64		2.27		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.16)		—
Net Realized Gain	—		(0.65)		(0.58)		—
Total Distributions	—		(0.75)		(0.74)		—
Net Asset Value, End of Period	$13.91		$12.30		$12.41		$10.88
Total Return(11)	13.09	%(4)	4.94%		21.10	%(5)	8.80	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$78		$69		$66		$54
Ratio of Expenses Before Expense Limitation	8.09	%(6)	8.43%		10.80%		13.28	%(6)
Ratio of Expenses After Expense Limitation	1.35	%(6)(7)	1.35	%(7)	1.32	%(7)(8)	1.34	%(6)(7)
Ratio of Net Investment Income (Loss)	0.68	%(6)(7)	0.84	%(7)	1.34	%(7)(8)	(0.11	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	9	%(4)	32%		40%		21	%(4)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets ex China Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.27		$12.38		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(10)	0.01		0.07		(0.02)
Net Realized and Unrealized Gain	1.54		0.53		2.11		0.88
Total from Investment Operations	1.54		0.54		2.18		0.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(10)	(0.08)		—
Net Realized Gain	—		(0.65)		(0.58)		—
Total Distributions	—		(0.65)		(0.66)		—
Net Asset Value, End of Period	$13.81		$12.27		$12.38		$10.86
Total Return(11)	12.55	%(4)	4.19%		20.22	%(5)	8.60	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$77		$68		$65		$54
Ratio of Expenses Before Expense Limitation	8.89	%(6)	9.22%		11.57%		14.04	%(6)
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.10	%(7)	2.07	%(7)(8)	2.09	%(6)(7)
Ratio of Net Investment Income (Loss)	(0.06	)%(6)(7)	0.09	%(7)	0.58	%(7)(8)	(0.85	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	9	%(4)	32%		40%		21	%(4)
	Class R6
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.32		$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.07		0.17		0.20		0.01
Net Realized and Unrealized Gain	1.57		0.53		2.13		0.88
Total from Investment Operations	1.64		0.70		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.21)		—
Net Realized Gain	—		(0.65)		(0.58)		—
Total Distributions	—		(0.81)		(0.79)		—
Net Asset Value, End of Period	$13.96		$12.32		$12.43		$10.89
Total Return(3)	13.31	%(4)	5.34%		21.61	%(5)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$79		$70		$66		$54
Ratio of Expenses Before Expense Limitation	7.81	%(6)	8.16%		10.54%		13.03	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.92	%(7)(8)	0.94	%(6)(7)
Ratio of Net Investment Income	1.08	%(6)(7)	1.24	%(7)	1.74	%(7)(8)	0.29	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	9	%(4)	32%		40%		21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets ex China Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.99%	1.67%
Class A	December 31, 2023	1.35	1.31
Class C	December 31, 2023	2.10	0.55
Class R6	December 31, 2023	0.95	1.71

(9)  Amount is less than 0.005%.

(10)  Amount is less than $0.005 per share.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.08		$14.75		$13.15		$19.77		$19.43		$12.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.02)		(0.01)		(0.08)		(0.19)		(0.11)
Net Realized and Unrealized Gain (Loss)	1.24		0.35		1.61		(6.54)		0.55		7.62
Total from Investment Operations	1.27		0.33		1.60		(6.62)		0.36		7.51
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.35		$15.08		$14.75		$13.15		$19.77		$19.43
Total Return(3)	8.49	%(4)	2.24%		12.17	%(5)	(33.49)%		1.84%		59.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,246		$176,361		$255,999		$259,940		$339,152		$80,465
Ratio of Expenses Before Expense Limitation	1.30	%(6)	1.16%		1.13%		1.27%		1.23%		1.47%
Ratio of Expenses After Expense Limitation	0.98	%(6)(7)	1.02	%(7)(8)	1.03	%(7)(9)	1.15	%(7)(10)	1.18	%(7)	1.15	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.18	%(7)	N/A
Ratio of Net Investment Income (Loss)	0.37	%(6)(7)	(0.17	)%(7)	(0.08	)%(7)(9)	(0.50	)%(7)	(0.92	)%(7)	(0.73	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%
Portfolio Turnover Rate	29	%(4)	58%		54%		62%		27%		57%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.63		$14.36		$12.84		$19.37		$19.09		$12.53
Income (Loss) from Investment Operations:
Net Investment Loss(1)	0.00	(2)	(0.08)		(0.05)		(0.12)		(0.24)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.21		0.35		1.57		(6.41)		0.54		7.51
Total from Investment Operations	1.21		0.27		1.52		(6.53)		0.30		7.34
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.84		$14.63		$14.36		$12.84		$19.37		$19.09
Total Return(12)	8.27	%(4)	1.88%		11.84	%(5)	(33.71)%		1.56%		58.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,343		$8,839		$10,912		$13,113		$25,015		$7,925
Ratio of Expenses Before Expense Limitation	1.58	%(6)	1.46%		1.40%		1.55%		1.52%		1.82%
Ratio of Expenses After Expense Limitation	1.34	%(6)(7)	1.37	%(7)(8)	1.36	%(7)(9)	1.45	%(7)(10)	1.47	%(7)	1.50	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.47	%(7)	N/A
Ratio of Net Investment Income (Loss)	0.01	%(6)(7)	(0.51	)%(7)	(0.41	)%(7)(9)	(0.83	)%(7)	(1.21	)%(7)	(1.13	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%
Portfolio Turnover Rate	29	%(4)	58%		54%		62%		27%		57%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.66		$13.51		$12.17		$18.49		$18.37		$12.17
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.18)		(0.15)		(0.22)		(0.38)		(0.27)
Net Realized and Unrealized Gain (Loss)	1.12		0.33		1.49		(6.10)		0.52		7.25
Total from Investment Operations	1.07		0.15		1.34		(6.32)		0.14		6.98
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.73		$13.66		$13.51		$12.17		$18.49		$18.37
Total Return(12)	7.83	%(4)	1.11%		11.01	%(5)	(34.18)%		0.75%		57.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,408		$2,542		$3,421		$4,179		$8,220		$3,395
Ratio of Expenses Before Expense Limitation	2.40	%(6)	2.24%		2.16%		2.28%		2.29%		2.63%
Ratio of Expenses After Expense Limitation	2.09	%(6)(7)	2.12	%(7)(8)	2.12	%(7)(9)	2.17	%(7)(10)	2.24	%(7)	2.29	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		2.24	%(7)	N/A
Ratio of Net Investment Loss	(0.74	)%(6)(7)	(1.26	)%(7)	(1.17	)%(7)(9)	(1.56	)%(7)	(1.98	)%(7)	(1.88	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%
Portfolio Turnover Rate	29	%(4)	58%		54%		62%		27%		57%
	Class R6(13)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.14		$14.81		$13.19		$19.81		$19.45		$12.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.02)		(0.01)		(0.09)		(0.17)		(0.09)
Net Realized and Unrealized Gain (Loss)	1.26		0.34		1.63		(6.53)		0.55		7.61
Total from Investment Operations	1.29		0.32		1.62		(6.62)		0.38		7.52
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.01		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.43		$15.14		$14.81		$13.19		$19.81		$19.45
Total Return(3)	8.52	%(4)	2.23%		12.28	%(5)	(33.42)%		1.94%		59.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$345		$398		$371		$9,360		$41,692		$27,230
Ratio of Expenses Before Expense Limitation	2.47	%(6)	2.35%		1.08%		1.20%		1.16%		1.42%
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.97	%(7)(8)	0.99	%(7)(9)	1.08	%(7)(10)	1.10	%(7)	1.09	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.10	%(7)	N/A
Ratio of Net Investment Income (Loss)	0.41	%(6)(7)	(0.12	)%(7)	(0.03	)%(7)(9)	(0.59	)%(7)	(0.84	)%(7)	(0.65	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%
Portfolio Turnover Rate	29	%(4)	58%		54%		62%		27%		57%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,						Period from April 12, 2021(14) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$15.13		$14.80		$13.18		$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.02)		(0.01)		(0.07)		(0.12)
Net Realized and Unrealized Gain (Loss)	1.25		0.35		1.63		(6.56)		0.58
Total from Investment Operations	1.28		0.33		1.62		(6.63)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.41		$15.13		$14.80		$13.18		$19.81
Total Return(3)	8.53	%(4)	2.23%		12.29	%(5)	(33.47)%		2.36	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$8		$7		$10
Ratio of Expenses Before Expense Limitation	26.05	%(6)	26.19%		29.98%		11.47%		14.15	%(6)
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.97	%(7)(8)	0.98	%(7)(9)	1.08	%(7)(10)	1.10	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.10	%(6)(7)
Ratio of Net Investment Income (Loss)	0.39	%(6)(7)	(0.11	)%(7)	(0.04	)%(7)(9)	(0.44	)%(7)	(0.80	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)
Portfolio Turnover Rate	29	%(4)	58%		54%		62%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. Prior to June 18, 2024, the maximum ratio was 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares.

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.05%	(0.10)%
Class A	December 31, 2023	1.38	(0.43)
Class C	December 31, 2023	2.14	(1.19)
Class R6	December 31, 2023	1.00	(0.04)
Class IR	December 31, 2023	1.00	(0.06)

(10)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares, 1.10% for Class R6 shares and 1.10% for Class IR shares.

(11)  Amount is less than 0.005%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(14)  Commencement of Offering.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$21.30		$19.95		$18.24		$25.44		$26.85		$23.69
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.29		0.35		0.34		0.17		0.13
Net Realized and Unrealized Gain (Loss)	2.94		1.33		1.85		(6.72)		0.73		3.32
Total from Investment Operations	3.10		1.62		2.20		(6.38)		0.90		3.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.49)		(0.15)		(0.46)		(0.14)
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.27)		(0.49)		(0.82)		(2.31)		(0.29)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$24.40		$21.30		$19.95		$18.24		$25.44		$26.85
Total Return(3)	14.55	%(4)	8.07%		12.16	%(5)	(25.06)%		3.55%		14.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$128,594		$122,217		$147,876		$145,218		$272,406		$312,834
Ratio of Expenses Before Expense Limitation	1.11	%(6)	1.10%		1.12%		1.16%		1.09%		1.10%
Ratio of Expenses After Expense Limitation	0.99	%(6)(7)	0.99	%(7)	0.97	%(7)(8)(9)	1.05	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.05	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Net Investment Income	1.44	%(6)(7)	1.37	%(7)	1.84	%(7)(8)	1.68	%(7)	0.61	%(7)	0.58	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$20.64		$19.34		$17.70		$24.69		$26.13		$23.05
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.21		0.27		0.26		0.08		0.05
Net Realized and Unrealized Gain (Loss)	2.85		1.29		1.79		(6.51)		0.71		3.22
Total from Investment Operations	2.96		1.50		2.06		(6.25)		0.79		3.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.42)		(0.07)		(0.38)		(0.04)
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.20)		(0.42)		(0.74)		(2.23)		(0.19)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$23.60		$20.64		$19.34		$17.70		$24.69		$26.13
Total Return(11)	14.34	%(4)	7.69%		11.73	%(5)	(25.31)%		3.23%		14.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,111		$5,579		$5,011		$4,978		$9,222		$7,907
Ratio of Expenses Before Expense Limitation	1.43	%(6)	1.40%		1.44%		1.48%		1.39%		1.43%
Ratio of Expenses After Expense Limitation	1.35	%(6)(7)	1.35	%(7)	1.33	%(7)(8)(9)	1.38	%(7)	1.36	%(7)	1.38	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.38	%(7)	1.36	%(7)	1.38	%(7)
Ratio of Net Investment Income	1.08	%(6)(7)	1.01	%(7)	1.48	%(7)(8)	1.30	%(7)	0.28	%(7)	0.24	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$20.03		$18.78		$17.20		$24.05		$25.51		$22.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		0.10		0.18		0.16		(0.06)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.76		1.24		1.74		(6.34)		0.68		3.15
Total from Investment Operations	2.82		1.34		1.92		(6.18)		0.62		3.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.34)		—		(0.23)		—
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.09)		(0.34)		(0.67)		(2.08)		(0.15)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$22.85		$20.03		$18.78		$17.20		$24.05		$25.51
Total Return(3)	14.08	%(4)	7.12%		11.19	%(5)	(25.68)%		2.64%		13.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$193		$170		$170		$169		$233		$215
Ratio of Expenses Before Expense Limitation	2.93	%(6)	3.03%		3.19%		2.88%		2.69%		3.06%
Ratio of Expenses After Expense Limitation	1.85	%(6)(7)	1.85	%(7)	1.83	%(7)(8)(9)	1.90	%(7)	1.90	%(7)	1.90	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.90	%(7)	1.90	%(7)	1.90	%(7)
Ratio of Net Investment Income (Loss)	0.58	%(6)(7)	0.51	%(7)	0.98	%(7)(8)	0.87	%(7)	(0.23	)%(7)	(0.40	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.98		$18.78		$17.12		$24.01		$25.29		$22.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		0.05		0.13		0.09		(0.10)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.75		1.25		1.74		(6.31)		0.67		3.10
Total from Investment Operations	2.78		1.30		1.87		(6.22)		0.57		2.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.21)		—		—		—
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.10)		(0.21)		(0.67)		(1.85)		(0.15)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$22.76		$19.98		$18.78		$17.12		$24.01		$25.29
Total Return(11)	13.91	%(4)	6.89%		10.93	%(5)	(25.89)%		2.43%		13.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$401		$325		$173		$338		$531		$530
Ratio of Expenses Before Expense Limitation	2.82	%(6)	3.13%		3.13%		2.97%		2.42%		2.60%
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.10	%(7)	2.10	%(7)(8)(9)	2.15	%(7)	2.15	%(7)	2.15	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.15	%(7)	2.15	%(7)	2.15	%(7)
Ratio of Net Investment Income (Loss)	0.33	%(6)(7)	0.26	%(7)	0.71	%(7)(8)	0.47	%(7)	(0.39	)%(7)	(0.53	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Portfolio

	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$21.28		$19.93		$18.23		$25.43		$26.85		$23.68
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.30		0.36		0.35		0.20		0.15
Net Realized and Unrealized Gain (Loss)	2.94		1.33		1.85		(6.71)		0.72		3.33
Total from Investment Operations	3.10		1.63		2.21		(6.36)		0.92		3.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.51)		(0.17)		(0.49)		(0.16)
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.28)		(0.51)		(0.84)		(2.34)		(0.31)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$24.38		$21.28		$19.93		$18.23		$25.43		$26.85
Total Return(3)	14.57	%(4)	8.13%		12.18	%(5)	(24.98)%		3.63%		14.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$432,402		$390,597		$363,988		$327,910		$439,730		$440,346
Ratio of Expenses Before Expense Limitation	0.97	%(6)	0.98%		1.00%		1.06%		0.98%		1.00%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.91	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	1.48	%(6)(7)	1.41	%(7)	1.90	%(7)(8)	1.75	%(7)	0.71	%(7)	0.67	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%
	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$21.28		$19.93		$18.23		$25.43		$26.85		$23.68
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.30		0.36		0.35		0.20		0.12
Net Realized and Unrealized Gain (Loss)	2.94		1.33		1.85		(6.71)		0.72		3.36
Total from Investment Operations	3.10		1.63		2.21		(6.36)		0.92		3.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.51)		(0.17)		(0.49)		(0.16)
Net Realized Gain	—		(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	—		(0.28)		(0.51)		(0.84)		(2.34)		(0.31)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$24.38		$21.28		$19.93		$18.23		$25.43		$26.85
Total Return(3)	14.57	%(4)	8.13%		12.18	%(5)	(24.98)%		3.63%		14.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$11		$10		$9		$12		$12
Ratio of Expenses Before Expense Limitation	17.19	%(6)	19.80%		22.94%		22.06%		16.98%		21.21%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.91	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	1.50	%(6)(7)	1.40	%(7)	1.89	%(7)(8)	1.75	%(7)	0.71	%(7)	0.55	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	16	%(4)	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Emerging Markets Portfolio

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	1.01%	1.80%
Class A	December 31, 2023	1.37	1.44
Class L	December 31, 2023	1.87	0.94
Class C	December 31, 2023	2.12	0.69
Class R6	December 31, 2023	0.95	1.86
Class IR	December 31, 2023	0.95	1.85

(9)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares. Prior to April 28, 2023, the maximum ratio was 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 2.15% for Class C shares.

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$23.44		$17.67		$15.04		$19.41		$17.12		$13.86
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.00	(2)	0.13		0.03		0.01		0.03
Net Realized and Unrealized Gain (Loss)	2.69		5.82		2.64		(4.36)		3.02		3.23
Total from Investment Operations	2.71		5.82		2.77		(4.33)		3.03		3.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.14)		(0.03)		—		(0.00	)(2)
Net Realized Gain	—		—		—		(0.00	)(2)	(0.74)		—
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.05)		(0.14)		(0.04)		(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$26.15		$23.44		$17.67		$15.04		$19.41		$17.12
Total Return(3)	11.56	%(4)	32.91%		18.42	%(5)	(22.28)%		17.83%		23.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$268,358		$203,761		$95,405		$70,730		$98,522		$45,946
Ratio of Expenses Before Expense Limitation	1.02	%(6)	1.06%		1.12%		1.20%		1.17%		1.81%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	1.00	%(7)	0.99	%(7)(8)	1.00	%(7)	1.00	%(7)	0.99	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.17	%(6)(7)	0.00	%(7)(9)	0.78	%(7)(8)	0.20	%(7)	0.04	%(7)	0.21	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	26	%(4)	43%		51%		34%		33%		54%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$23.15		$17.47		$14.88		$19.20		$17.00		$13.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.06)		0.08		(0.01)		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.66		5.74		2.60		(4.31)		2.99		3.22
Total from Investment Operations	2.65		5.68		2.68		(4.32)		2.94		3.20
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		—		—		(0.00	)(2)
Net Realized Gain	—		—		—		(0.00	)(2)	(0.74)		—
Total Distributions	—		—		(0.09)		(0.00	)(2)	(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$25.80		$23.15		$17.47		$14.88		$19.20		$17.00
Total Return(10)	11.45	%(4)	32.51%		18.05	%(5)	(22.49)%		17.42%		23.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,148		$14,600		$8,088		$6,631		$8,245		$6,091
Ratio of Expenses Before Expense Limitation	1.29	%(6)	1.33%		1.41%		1.49%		1.45%		2.13%
Ratio of Expenses After Expense Limitation	1.29	%(6)(7)	1.29	%(7)	1.27	%(7)(8)	1.30	%(7)	1.30	%(7)	1.31	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.29	%(6)(7)	N/A		N/A		N/A		(0.00)%		N/A
Ratio of Net Investment Income (Loss)	(0.11	)%(6)(7)	(0.29	)%(7)	0.49	%(7)(8)	(0.08	)%(7)	(0.29	)%(7)	(0.14	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	26	%(4)	43%		51%		34%		33%		54%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$22.11		$16.82		$14.35		$18.66		$16.66		$13.63
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)		(0.22)		(0.04)		(0.13)		(0.18)		(0.12)
Net Realized and Unrealized Gain (Loss)	2.54		5.51		2.51		(4.18)		2.92		3.15
Total from Investment Operations	2.44		5.29		2.47		(4.31)		2.74		3.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.00	)(2)
Net Realized Gain	—		—		—		(0.00	)(2)	(0.74)		—
Total Distributions	—		—		—		(0.00	)(2)	(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$24.55		$22.11		$16.82		$14.35		$18.66		$16.66
Total Return(10)	11.04	%(4)	31.45%		17.21	%(5)	(23.09)%		16.58%		22.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,866		$7,746		$5,164		$5,040		$7,969		$3,568
Ratio of Expenses Before Expense Limitation	2.04	%(6)	2.10%		2.17%		2.24%		2.21%		2.91%
Ratio of Expenses After Expense Limitation	2.04	%(6)(7)	2.06	%(7)	2.04	%(7)(8)	2.05	%(7)	2.06	%(7)	2.09	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.04	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.87	)%(6)(7)	(1.06	)%(7)	(0.27	)%(7)(8)	(0.83	)%(7)	(1.00	)%(7)	(0.91	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	26	%(4)	43%		51%		34%		33%		54%
	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$23.47		$17.70		$15.06		$19.44		$17.14		$13.86
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.01		0.14		0.03		0.04		0.03
Net Realized and Unrealized Gain (Loss)	2.70		5.82		2.65		(4.36)		3.00		3.25
Total from Investment Operations	2.73		5.83		2.79		(4.33)		3.04		3.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.15)		(0.04)		—		(0.00	)(2)
Net Realized Gain	—		—		—		(0.00	)(2)	(0.74)		—
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.06)		(0.15)		(0.05)		(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$26.20		$23.47		$17.70		$15.06		$19.44		$17.14
Total Return(3)	11.63	%(4)	32.90%		18.51	%(5)	(22.25)%		17.86%		23.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$78		$15		$11		$16		$73		$43
Ratio of Expenses Before Expense Limitation	10.06	%(6)	9.05%		19.78%		9.89%		7.26%		9.20%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.93	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	0.23	%(6)(7)	0.06	%(7)	0.84	%(7)(8)	0.17	%(7)	0.21	%(7)	0.22	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	26	%(4)	43%		51%		34%		33%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Concentrated Portfolio

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.00%	0.77%
Class A	December 31, 2023	1.29	0.47
Class C	December 31, 2023	2.05	(0.28)
Class R6	December 31, 2023	0.95	0.82

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$20.98		$16.95		$14.47		$18.01		$15.99		$13.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.02		0.11		0.07		0.01		0.02
Net Realized and Unrealized Gain (Loss)	1.53		4.05		2.49		(3.56)		2.78		2.78
Total from Investment Operations	1.56		4.07		2.60		(3.49)		2.79		2.80
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.12)		(0.05)		—		—
Net Realized Gain	—		—		—		—		(0.77)		—
Total Distributions	—		(0.04)		(0.12)		(0.05)		(0.77)		—
Net Asset Value, End of Period	$22.54		$20.98		$16.95		$14.47		$18.01		$15.99
Total Return(2)	7.39	%(3)	23.98%		17.96	%(4)	(19.37)%		17.63%		21.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,864		$26,030		$16,116		$14,324		$18,041		$9,849
Ratio of Expenses Before Expense Limitation	1.53	%(5)	1.72%		1.99%		2.25%		2.13%		2.93%
Ratio of Expenses After Expense Limitation	1.00	%(5)(6)	1.00	%(6)	0.96	%(6)(7)	0.99	%(6)	0.99	%(6)	0.99	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(5)(6)	1.00	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.30	%(5)(6)	0.09	%(6)	0.70	%(6)(7)	0.48	%(6)	0.06	%(6)	0.18	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	39%		18%		17%		23%		30%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$20.73		$16.78		$14.33		$17.85		$15.92		$13.17
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00)		(0.04)		0.06		0.01		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.51		3.99		2.46		(3.52)		2.75		2.77
Total from Investment Operations	1.51		3.95		2.52		(3.51)		2.70		2.75
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.07)		(0.01)		—		—
Net Realized Gain	—		—		—		—		(0.77)		—
Total Distributions	—		—		(0.07)		(0.01)		(0.77)		—
Net Asset Value, End of Period	$22.24		$20.73		$16.78		$14.33		$17.85		$15.92
Total Return(9)	7.28	%(3)	23.54%		17.62	%(4)	(19.64)%		17.14%		20.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,064		$7,869		$5,221		$3,978		$2,678		$1,869
Ratio of Expenses Before Expense Limitation	1.82	%(5)	2.00%		2.32%		2.60%		2.51%		3.32%
Ratio of Expenses After Expense Limitation	1.32	%(5)(6)	1.30	%(6)	1.29	%(6)(7)	1.35	%(6)	1.35	%(6)	1.35	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(5)(6)	1.30	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.02	)%(5)(6)	(0.21	)%(6)	0.36	%(6)(7)	0.09	%(6)	(0.31	)%(6)	(0.18	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	39%		18%		17%		23%		30%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.72		$16.09		$13.79		$17.29		$15.55		$12.97
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)		(0.19)		(0.06)		(0.09)		(0.18)		(0.12)
Net Realized and Unrealized Gain (Loss)	1.44		3.82		2.36		(3.41)		2.69		2.70
Total from Investment Operations	1.36		3.63		2.30		(3.50)		2.51		2.58
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.77)		—
Net Asset Value, End of Period	$21.08		$19.72		$16.09		$13.79		$17.29		$15.55
Total Return(9)	6.79	%(3)	22.62%		16.68	%(4)	(20.24)%		16.32%		19.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,369		$2,857		$2,618		$2,186		$2,893		$1,998
Ratio of Expenses Before Expense Limitation	2.62	%(5)	2.80%		3.12%		3.38%		3.25%		4.11%
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.10	%(6)	2.07	%(6)(7)	2.10	%(6)	2.10	%(6)	2.10	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(5)(6)	2.10	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.80	)%(5)(6)	(1.01	)%(6)	(0.41	)%(6)(7)	(0.65	)%(6)	(1.06	)%(6)	(0.94	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	39%		18%		17%		23%		30%
	Class R6(10)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$20.99		$16.96		$14.48		$18.01		$15.99		$13.18
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.03		0.11		0.08		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.53		4.05		2.50		(3.55)		2.77		2.78
Total from Investment Operations	1.57		4.08		2.61		(3.47)		2.79		2.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.13)		(0.06)		—		—
Net Realized Gain	—		—		—		—		(0.77)		—
Total Distributions	—		(0.05)		(0.13)		(0.06)		(0.77)		—
Net Asset Value, End of Period	$22.56		$20.99		$16.96		$14.48		$18.01		$15.99
Total Return(2)	7.43	%(3)	24.02%		18.00	%(4)	(19.28)%		17.55%		21.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$13		$10		$15		$29		$16
Ratio of Expenses Before Expense Limitation	16.96	%(5)	20.37%		16.70%		15.01%		13.09%		18.19%
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.95	%(6)	0.93	%(6)(7)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)(6)	0.95	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.37	%(5)(6)	0.13	%(6)	0.72	%(6)(7)	0.49	%(6)	0.10	%(6)	0.22	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	39%		18%		17%		23%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Core Portfolio

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.00%	0.66%
Class A	December 31, 2023	1.32	0.33
Class C	December 31, 2023	2.10	(0.44)
Class R6	December 31, 2023	0.95	0.70

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Endurance Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.73		$15.87		$9.37		$27.75		$26.51		$13.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		0.05		0.31		(0.13)		(0.28)		(0.09)
Net Realized and Unrealized Gain (Loss)	1.73		0.90		6.48		(18.25)		2.82		14.41
Total from Investment Operations	1.69		0.95		6.79		(18.38)		2.54		14.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.29)		—		(0.02)		(0.03)
Net Realized Gain	—		—		—		—		(1.28)		(0.81)
Total Distributions	—		(0.09)		(0.29)		—		(1.30)		(0.84)
Net Asset Value, End of Period	$18.42		$16.73		$15.87		$9.37		$27.75		$26.51
Total Return(2)	10.10	%(3)	5.98%		72.56	%(4)	(66.23)%		9.59%		110.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,443		$24,735		$36,150		$17,152		$70,478		$7,854
Ratio of Expenses Before Expense Limitation	2.01	%(5)	1.69%		1.62%		1.67%		1.34%		5.12%
Ratio of Expenses After Expense Limitation	1.01	%(5)(6)(7)	1.00	%(7)	0.87	%(7)(8)	1.00	%(7)	0.99	%(7)	1.00	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(5)(7)	1.00	%(7)	N/A		1.00	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.47	)%(5)(7)	0.32	%(7)	2.23	%(7)(8)	(0.87	)%(7)	(0.85	)%(7)	(0.52	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	104	%(3)	157%		130%		67%		75%		46%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.50		$15.63		$9.23		$27.45		$26.33		$12.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.07)		(0.00	)(10)	0.26		(0.17)		(0.38)		(0.19)
Net Realized and Unrealized Gain (Loss)	1.71		0.87		6.38		(18.05)		2.80		14.34
Total from Investment Operations	1.64		0.87		6.64		(18.22)		2.42		14.15
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.24)		—		(0.02)		(0.00	)(10)
Net Realized Gain	—		—		—		—		(1.28)		(0.81)
Total Distributions	—		—		(0.24)		—		(1.30)		(0.81)
Net Asset Value, End of Period	$18.14		$16.50		$15.63		$9.23		$27.45		$26.33
Total Return(11)	9.94	%(3)	5.57%		72.03	%(4)	(66.38)%		9.20%		109.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,055		$2,197		$7,463		$2,898		$5,239		$2,462
Ratio of Expenses Before Expense Limitation	2.41	%(5)	2.04%		1.95%		1.99%		1.70%		5.67%
Ratio of Expenses After Expense Limitation	1.36	%(5)(6)(7)	1.35	%(7)	1.23	%(7)(8)	1.35	%(7)	1.35	%(7)	1.35	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(5)(7)	1.35	%(7)	N/A		1.35	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.81	)%(5)(7)	(0.06	)%(7)	1.87	%(7)(8)	(1.22	)%(7)	(1.16	)%(7)	(0.86	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	104	%(3)	157%		130%		67%		75%		46%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.85		$15.12		$8.96		$26.81		$25.93		$12.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.13)		(0.12)		0.15		(0.28)		(0.62)		(0.33)
Net Realized and Unrealized Gain (Loss)	1.64		0.85		6.17		(17.57)		2.80		14.18
Total from Investment Operations	1.51		0.73		6.32		(17.85)		2.18		13.85
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.16)		—		(0.02)		—
Net Realized Gain	—		—		—		—		(1.28)		(0.81)
Total Distributions	—		—		(0.16)		—		(1.30)		(0.81)
Net Asset Value, End of Period	$17.36		$15.85		$15.12		$8.96		$26.81		$25.93
Total Return(11)	9.53	%(3)	4.83%		70.62	%(4)	(66.58)%		8.41%		107.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,100		$1,034		$913		$519		$1,547		$439
Ratio of Expenses Before Expense Limitation	3.24	%(5)	2.96%		3.03%		3.05%		2.53%		7.61%
Ratio of Expenses After Expense Limitation	2.12	%(5)(6)(7)	2.10	%(7)	1.96	%(7)(8)	2.10	%(7)	2.10	%(7)	2.10	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(5)(7)	2.10	%(7)	N/A		2.10	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	(1.57	)%(5)(7)	(0.78	)%(7)	1.14	%(7)(8)	(1.97	)%(7)	(1.92	)%(7)	(1.62	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	104	%(3)	157%		130%		67%		75%		46%
	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.75		$15.89		$9.38		$27.78		$26.53		$13.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		0.06		0.31		(0.12)		(0.24)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.73		0.91		6.50		(18.28)		2.79		14.41
Total from Investment Operations	1.70		0.97		6.81		(18.40)		2.55		14.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.30)		—		(0.02)		(0.03)
Net Realized Gain	—		—		—		—		(1.28)		(0.81)
Total Distributions	—		(0.11)		(0.30)		—		(1.30)		(0.84)
Net Asset Value, End of Period	$18.45		$16.75		$15.89		$9.38		$27.78		$26.53
Total Return(2)	10.15	%(3)	6.05%		72.66	%(4)	(66.23)%		9.62%		110.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$27		$26		$12		$31		$28
Ratio of Expenses Before Expense Limitation	9.46	%(5)	11.05%		17.07%		15.13%		7.59%		16.93%
Ratio of Expenses After Expense Limitation	0.97	%(5)(6)(7)	0.95	%(7)	0.79	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)(7)	0.95	%(7)	N/A		0.95	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.40	)%(5)(7)	0.35	%(7)	2.31	%(7)(8)	(0.82	)%(7)	(0.71	)%(7)	(0.47	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	104	%(3)	157%		130%		67%		75%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Endurance Portfolio

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.99%	2.11%
Class A	December 31, 2023	1.34	1.76
Class C	December 31, 2023	2.09	1.01
Class R6	December 31, 2023	0.94	2.16

(9)  Amount is less than 0.005%.

(10)  Amount is less than $0.005 per share.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$33.56		$34.36		$30.10		$36.99		$31.20		$28.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.24		0.29		0.25		0.27		0.30
Net Realized and Unrealized Gain (Loss)	2.30		2.93		4.64		(6.63)		6.54		3.45
Total from Investment Operations	2.41		3.17		4.93		(6.38)		6.81		3.75
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.30)		(0.25)		(0.27)		(0.28)
Net Realized Gain	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(3.97)		(0.67)		(0.51)		(1.02)		(1.08)
Net Asset Value, End of Period	$35.97		$33.56		$34.36		$30.10		$36.99		$31.20
Total Return(2)	7.18	%(3)	8.97%		16.42	%(4)	(17.24)%		21.92%		13.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,862,796		$1,959,326		$2,160,291		$2,046,621		$2,790,499		$2,300,448
Ratio of Expenses Before Expense Limitation	0.93	%(5)	0.93%		0.92%		0.92%		0.91%		N/A
Ratio of Expenses After Expense Limitation	0.93	%(5)(6)	0.93	%(6)	0.92	%(6)	0.92	%(6)	0.91	%(6)	0.92	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.92	%(6)
Ratio of Net Investment Income	0.61	%(5)(6)	0.66	%(6)	0.88	%(6)	0.79	%(6)	0.79	%(6)	1.04	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	35%		15%		15%		17%		19%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$32.58		$33.46		$29.32		$36.05		$30.44		$27.86
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.15		0.20		0.17		0.18		0.22
Net Realized and Unrealized Gain (Loss)	2.23		2.85		4.53		(6.46)		6.37		3.37
Total from Investment Operations	2.29		3.00		4.73		(6.29)		6.55		3.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.22)		(0.18)		(0.19)		(0.21)
Net Realized Gain	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(3.88)		(0.59)		(0.44)		(0.94)		(1.01)
Net Asset Value, End of Period	$34.87		$32.58		$33.46		$29.32		$36.05		$30.44
Total Return(8)	7.03	%(3)	8.71%		16.16	%(4)	(17.45)%		21.61%		12.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$296,626		$295,908		$337,938		$328,979		$395,450		$317,673
Ratio of Expenses Before Expense Limitation	1.19	%(5)	1.16%		1.17%		1.16%		1.16%		N/A
Ratio of Expenses After Expense Limitation	1.19	%(5)(6)	1.16	%(6)	1.16	%(6)(9)	1.16	%(6)	1.16	%(6)	1.16	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.16	%(6)
Ratio of Net Investment Income	0.35	%(5)(6)	0.43	%(6)	0.64	%(6)(9)	0.57	%(6)	0.54	%(6)	0.77	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	35%		15%		15%		17%		19%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$32.50		$33.41		$29.29		$36.01		$30.41		$27.84
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.03)		0.04		0.02		0.01		0.07
Net Realized and Unrealized Gain (Loss)	2.23		2.84		4.51		(6.45)		6.36		3.36
Total from Investment Operations	2.20		2.81		4.55		(6.43)		6.37		3.43
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.06)		(0.03)		(0.02)		(0.06)
Net Realized Gain	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(3.72)		(0.43)		(0.29)		(0.77)		(0.86)
Net Asset Value, End of Period	$34.70		$32.50		$33.41		$29.29		$36.01		$30.41
Total Return(2)	6.77	%(3)	8.15%		15.57	%(4)	(17.86)%		21.02%		12.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,986		$7,868		$8,048		$7,397		$9,473		$8,390
Ratio of Expenses Before Expense Limitation	1.71	%(5)	1.67%		1.67%		1.66%		1.66%		N/A
Ratio of Expenses After Expense Limitation	1.71	%(5)(6)	1.67	%(6)	1.66	%(6)(9)	1.66	%(6)	1.66	%(6)	1.66	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.66	%(6)
Ratio of Net Investment Income (Loss)	(0.17	)%(5)(6)	(0.08	)%(6)	0.13	%(6)(9)	0.06	%(6)	0.05	%(6)	0.26	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	35%		15%		15%		17%		19%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$31.50		$32.56		$28.57		$35.18		$29.77		$27.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		(0.11)		(0.03)		(0.06)		(0.06)		0.01
Net Realized and Unrealized Gain (Loss)	2.15		2.77		4.39		(6.29)		6.21		3.27
Total from Investment Operations	2.09		2.66		4.36		(6.35)		6.15		3.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		—		(0.00	)(10)	—
Total Distributions	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.81)
Net Asset Value, End of Period	$33.59		$31.50		$32.56		$28.57		$35.18		$29.77
Total Return(8)	6.63	%(3)	7.90%		15.29	%(4)	(18.06)%		20.74%		12.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,624		$85,085		$103,671		$110,399		$157,721		$125,919
Ratio of Expenses Before Expense Limitation	1.93	%(5)	1.90%		1.91%		1.90%		1.90%		N/A
Ratio of Expenses After Expense Limitation	1.93	%(5)(6)	1.90	%(6)	1.90	%(6)(9)	1.90	%(6)	1.90	%(6)	1.91	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.91	%(6)
Ratio of Net Investment Income (Loss)	(0.39	)%(5)(6)	(0.31	)%(6)	(0.10	)%(6)(9)	(0.19	)%(6)	(0.20	)%(6)	0.03	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	35%		15%		15%		17%		19%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Franchise Portfolio

	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$33.57		$34.37		$30.11		$37.01		$31.21		$28.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.28		0.31		0.29		0.31		0.33
Net Realized and Unrealized Gain (Loss)	2.31		2.93		4.65		(6.64)		6.54		3.45
Total from Investment Operations	2.43		3.21		4.96		(6.35)		6.85		3.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.33)		(0.29)		(0.30)		(0.30)
Net Realized Gain	—		(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(4.01)		(0.70)		(0.55)		(1.05)		(1.10)
Net Asset Value, End of Period	$36.00		$33.57		$34.37		$30.11		$37.01		$31.21
Total Return(2)	7.24	%(3)	9.07%		16.52	%(4)	(17.17)%		22.05%		13.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$446,213		$415,299		$321,335		$512,423		$605,486		$370,127
Ratio of Expenses Before Expense Limitation	0.83	%(5)	0.83%		0.83%		0.83%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.83	%(5)(6)	0.83	%(6)	0.82	%(6)(9)	0.83	%(6)	0.82	%(6)	0.83	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.83	%(6)
Ratio of Net Investment Income	0.71	%(5)(6)	0.76	%(6)	0.97	%(6)(9)	0.90	%(6)	0.90	%(6)	1.14	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	35%		15%		15%		17%		19%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class A	December 31, 2023	1.17%	0.63%
Class L	December 31, 2023	1.67	0.12
Class C	December 31, 2023	1.91	(0.11)
Class R6	December 31, 2023	0.83	0.96

(10)  Amount is less than $0.005.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$17.11		$11.69		$7.75		$18.32		$33.83		$17.96
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.08)		(0.06)		(0.07)		(0.04)		(0.24)
Net Realized and Unrealized Gain (Loss)	2.97		5.73		4.00		(10.49)		(5.05)		17.29
Total from Investment Operations	2.90		5.65		3.94		(10.56)		(5.09)		17.05
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		—		—		(0.01)		—
Net Realized Gain	—		—		—		(0.01)		(10.41)		(1.18)
Total Distributions	—		(0.23)		—		(0.01)		(10.42)		(1.18)
Net Asset Value, End of Period	$20.01		$17.11		$11.69		$7.75		$18.32		$33.83
Total Return(3)	16.95	%(4)	48.13%		50.84	%(5)	(57.65)%		(14.25)%		94.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,716		$42,508		$52,218		$55,114		$201,294		$314,038
Ratio of Expenses Before Expense Limitation	1.54	%(6)	1.40%		1.37%		1.34%		1.08%		N/A
Ratio of Expenses After Expense Limitation	1.01	%(6)(7)(8)	1.00	%(8)	0.96	%(8)(9)	1.00	%(8)	1.00	%(8)(10)	1.09	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(6)(8)	N/A		N/A		1.00	%(8)	1.00	%(8)(10)	N/A
Ratio of Net Investment Loss	(0.76	)%(6)(8)	(0.62	)%(8)	(0.67	)%(8)(9)	(0.71	)%(8)	(0.12	)%(8)	(0.94	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%
Portfolio Turnover Rate	44	%(4)	54%		43%		51%		112%		85%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$16.24		$11.11		$7.38		$17.52		$32.98		$17.57
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.12)		(0.09)		(0.11)		(0.13)		(0.29)
Net Realized and Unrealized Gain (Loss)	2.80		5.44		3.82		(10.02)		(4.92)		16.88
Total from Investment Operations	2.71		5.32		3.73		(10.13)		(5.05)		16.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		—		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)		(1.18)
Total Distributions	—		(0.19)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$18.95		$16.24		$11.11		$7.38		$17.52		$32.98
Total Return(12)	16.69	%(4)	47.68%		50.54	%(5)	(57.83)%		(14.49)%		94.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,769		$22,411		$21,056		$19,176		$72,157		$103,550
Ratio of Expenses Before Expense Limitation	1.78	%(6)	1.69%		1.69%		1.64%		1.36%		N/A
Ratio of Expenses After Expense Limitation	1.33	%(6)(7)(8)	1.32	%(8)	1.28	%(8)(9)	1.32	%(8)	1.30	%(8)(10)	1.35	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(6)(8)	N/A		N/A		1.32	%(8)	1.30	%(8)(10)	N/A
Ratio of Net Investment Loss	(1.08	)%(6)(8)	(0.94	)%(8)	(0.99	)%(8)(9)	(1.03	)%(8)	(0.41	)%(8)	(1.20	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%
Portfolio Turnover Rate	44	%(4)	54%		43%		51%		112%		85%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$14.61		$10.02		$6.69		$15.97		$31.34		$16.82
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.16)		(0.13)		(0.14)		(0.30)		(0.40)
Net Realized and Unrealized Gain (Loss)	2.52		4.87		3.46		(9.13)		(4.66)		16.10
Total from Investment Operations	2.40		4.71		3.33		(9.27)		(4.96)		15.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)		(1.18)
Total Distributions	—		(0.12)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$17.01		$14.61		$10.02		$6.69		$15.97		$31.34
Total Return(3)	16.43	%(4)	46.85%		49.78	%(5)	(58.06)%		(14.96)%		93.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$298		$256		$253		$171		$602		$923
Ratio of Expenses Before Expense Limitation	3.00	%(6)	3.07%		3.18%		2.72%		2.04%		2.09%
Ratio of Expenses After Expense Limitation	1.86	%(6)(7)(8)	1.85	%(8)	1.80	%(8)(9)	1.85	%(8)	1.87	%(8)(10)	1.94	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(6)(8)	N/A		N/A		1.85	%(8)	1.87	%(8)(10)	N/A
Ratio of Net Investment Loss	(1.61	)%(6)(8)	(1.47	)%(8)	(1.51	)%(8)(9)	(1.54	)%(8)	(0.98	)%(8)	(1.79	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%
Portfolio Turnover Rate	44	%(4)	54%		43%		51%		112%		85%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$14.01		$9.62		$6.45		$15.40		$30.73		$16.54
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)		(0.18)		(0.14)		(0.16)		(0.34)		(0.43)
Net Realized and Unrealized Gain (Loss)	2.42		4.66		3.31		(8.78)		(4.58)		15.80
Total from Investment Operations	2.29		4.48		3.17		(8.94)		(4.92)		15.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)		(1.18)
Total Distributions	—		(0.09)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$16.30		$14.01		$9.62		$6.45		$15.40		$30.73
Total Return(12)	16.35	%(4)	46.49%		49.15	%(5)	(58.07)%		(15.14)%		92.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,980		$4,169		$4,448		$4,298		$17,824		$20,633
Ratio of Expenses Before Expense Limitation	2.57	%(6)	2.47%		2.44%		2.36%		2.08%		N/A
Ratio of Expenses After Expense Limitation	2.11	%(6)(7)(8)	2.10	%(8)	2.06	%(8)(9)	2.06	%(8)	2.04	%(8)(10)	2.11	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(6)(8)	N/A		N/A		2.06	%(8)	2.04	%(8)(10)	N/A
Ratio of Net Investment Loss	(1.86	)%(6)(8)	(1.72	)%(8)	(1.77	)%(8)(9)	(1.76	)%(8)	(1.14	)%(8)	(1.96	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%
Portfolio Turnover Rate	44	%(4)	54%		43%		51%		112%		85%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Insight Portfolio

	Class R6(13)
	Six Months Ended June 30, 2025		Year Ended December 31,						Period from June 14, 2021(14) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$17.10		$11.69		$7.74		$18.30		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.06)		(0.07)		(0.20)
Net Realized and Unrealized Gain (Loss)	2.96		5.72		4.01		(10.48)		(4.45)
Total from Investment Operations	2.90		5.65		3.95		(10.55)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		—		—		(0.03)
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.24)		—		(0.01)		(10.44)
Net Asset Value, End of Period	$20.00		$17.10		$11.69		$7.74		$18.30
Total Return(3)	16.96	%(4)	48.11%		51.03	%(5)	(57.66)%		(13.11	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$39		$6		$4		$9
Ratio of Expenses Before Expense Limitation	8.25	%(6)	9.95%		51.28%		44.13%		17.00	%(6)
Ratio of Expenses After Expense Limitation	0.96	%(6)(7)(8)	0.95	%(8)	0.90	%(8)(9)	0.95	%(8)	0.95	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(6)(8)	N/A		N/A		0.95	%(8)	0.95	%(6)(8)
Ratio of Net Investment Loss	(0.71	)%(6)(8)	(0.57	)%(8)	(0.60	)%(8)(9)	(0.67	)%(8)	(0.62	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(6)(11)
Portfolio Turnover Rate	44	%(4)	54%		43%		51%		112%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.00%	(0.71)%
Class A	December 31, 2023	1.32	(1.03)
Class L	December 31, 2023	1.85	(1.56)
Class C	December 31, 2023	2.10	(1.81)
Class R6	December 31, 2023	0.95	(0.65)

(10)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares, 1.42% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares.

(11)  Amount is less than 0.005%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(14)  Commencement of Offering.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$34.90		$29.81		$20.34		$42.69		$44.75		$29.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.17)		(0.13)		(0.19)		(0.36)		(0.28)
Net Realized and Unrealized Gain (Loss)	6.11		8.49		10.24		(17.49)		0.40		16.43
Total from Investment Operations	6.07		8.32		10.11		(17.68)		0.04		16.15
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$40.97		$34.90		$29.81		$20.34		$42.69		$44.75
Total Return(3)	17.39	%(4)	27.43%		49.70	%(5)	(41.54)%		0.22%		55.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,012,428		$1,746,323		$1,562,251		$1,219,122		$4,591,358		$4,498,617
Ratio of Expenses Before Expense Limitation	0.94	%(6)	0.93%		0.95%		0.95%		0.92%		N/A
Ratio of Expenses After Expense Limitation	0.93	%(6)(7)	0.93	%(7)	0.90	%(7)(8)	0.95	%(7)	0.92	%(7)	0.92	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.93	%(6)(7)	0.93	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.19	)%(6)(7)	(0.50	)%(7)	(0.52	)%(7)(8)	(0.64	)%(7)	(0.78	)%(7)	(0.79	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$32.51		$28.01		$19.20		$40.86		$43.04		$28.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.25)		(0.20)		(0.26)		(0.47)		(0.35)
Net Realized and Unrealized Gain (Loss)	5.68		7.98		9.65		(16.73)		0.39		15.81
Total from Investment Operations	5.60		7.73		9.45		(16.99)		(0.08)		15.46
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$38.11		$32.51		$28.01		$19.20		$40.86		$43.04
Total Return(10)	17.23	%(4)	27.09%		49.29	%(5)	(41.74)%		(0.05)%		55.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,111,701		$970,542		$880,157		$676,246		$1,539,078		$1,697,016
Ratio of Expenses Before Expense Limitation	1.22	%(6)	1.22%		1.25%		1.24%		1.20%		N/A
Ratio of Expenses After Expense Limitation	1.21	%(6)(7)	1.22	%(7)	1.20	%(7)(8)	1.24	%(7)	1.20	%(7)	1.20	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.21	%(6)(7)	1.22	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.48	)%(6)(7)	(0.79	)%(7)	(0.82	)%(7)(8)	(0.94	)%(7)	(1.06	)%(7)	(1.06	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$31.73		$27.42		$18.82		$40.23		$42.44		$27.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.27)		(0.22)		(0.28)		(0.48)		(0.36)
Net Realized and Unrealized Gain (Loss)	5.54		7.81		9.46		(16.46)		0.37		15.60
Total from Investment Operations	5.45		7.54		9.24		(16.74)		(0.11)		15.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$37.18		$31.73		$27.42		$18.82		$40.23		$42.44
Total Return(3)	17.18	%(4)	26.98%		49.17	%(5)	(41.77)%		(0.12)%		54.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,756		$36,990		$33,251		$24,766		$48,426		$53,675
Ratio of Expenses Before Expense Limitation	1.75	%(6)	1.74%		1.80%		1.76%		1.69%		1.71%
Ratio of Expenses After Expense Limitation	1.29	%(6)(7)	1.29	%(7)	1.30	%(7)(8)	1.31	%(7)	1.24	%(7)	1.25	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.29	%(6)(7)	1.29	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.56	)%(6)(7)	(0.86	)%(7)	(0.92	)%(7)(8)	(1.01	)%(7)	(1.10	)%(7)	(1.10	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$29.06		$25.48		$17.63		$38.43		$40.90		$26.90
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.43)		(0.34)		(0.43)		(0.74)		(0.57)
Net Realized and Unrealized Gain (Loss)	5.07		7.24		8.83		(15.70)		0.37		15.09
Total from Investment Operations	4.89		6.81		8.49		(16.13)		(0.37)		14.52
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$33.95		$29.06		$25.48		$17.63		$38.43		$40.90
Total Return(10)	16.83	%(4)	26.16%		48.23	%(5)	(42.15)%		(0.77)%		53.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$172,719		$171,195		$178,304		$148,874		$411,765		$436,790
Ratio of Expenses Before Expense Limitation	1.95	%(6)	1.94%		1.96%		1.95%		1.90%		N/A
Ratio of Expenses After Expense Limitation	1.94	%(6)(7)	1.94	%(7)	1.91	%(7)(8)	1.95	%(7)	1.90	%(7)	1.91	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.94	%(6)(7)	1.94	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.20	)%(6)(7)	(1.52	)%(7)	(1.53	)%(7)(8)	(1.64	)%(7)	(1.76	)%(7)	(1.77	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$35.22		$30.03		$20.47		$42.89		$44.90		$29.18
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.15)		(0.12)		(0.17)		(0.31)		(0.25)
Net Realized and Unrealized Gain (Loss)	6.16		8.57		10.32		(17.58)		0.40		16.49
Total from Investment Operations	6.14		8.42		10.20		(17.75)		0.09		16.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$41.36		$35.22		$30.03		$20.47		$42.89		$44.90
Total Return(3)	17.43	%(4)	27.56%		49.82	%(5)	(41.51)%		0.33%		55.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$184,313		$167,967		$60,134		$75,921		$287,811		$367,927
Ratio of Expenses Before Expense Limitation	0.85	%(6)	0.87%		0.88%		0.87%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.85	%(7)	0.83	%(7)(8)	0.86	%(7)	0.82	%(7)	0.82	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(6)(7)	0.85	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.11	)%(6)(7)	(0.43	)%(7)	(0.45	)%(7)(8)	(0.57	)%(7)	(0.68	)%(7)	(0.70	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%
	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$35.26		$30.08		$20.50		$42.94		$44.96		$29.22
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.14)		(0.11)		(0.16)		(0.32)		(0.24)
Net Realized and Unrealized Gain (Loss)	6.17		8.55		10.33		(17.61)		0.40		16.50
Total from Investment Operations	6.15		8.41		10.22		(17.77)		0.08		16.26
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$41.41		$35.26		$30.08		$20.50		$42.94		$44.96
Total Return(3)	17.44	%(4)	27.48%		49.85	%(5)	(41.51)%		0.31%		55.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,600		$19		$122,706		$105,368		$154,979		$114,510
Ratio of Expenses Before Expense Limitation	1.02	%(6)	0.85%		0.86%		0.86%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.85	%(7)	0.81	%(7)(8)	0.86	%(7)	0.82	%(7)	0.82	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(6)(7)	0.85	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.11	)%(6)(7)	(0.42	)%(7)	(0.43	)%(7)(8)	(0.57	)%(7)	(0.68	)%(7)	(0.69	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	1	%(4)	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.10% for Class I shares, 0.05% for Class A shares, Class L shares and Class R6 shares and 0.06% for Class C shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 49.60% for Class I shares, 49.24% for Class A shares, 49.12% for Class L shares, 48.17% for Class C shares, 49.77% for Class R6 shares and 49.80% for Class IR shares, respectively.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Opportunity Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.95%	(0.57)%
Class A	December 31, 2023	1.25	(0.87)
Class L	December 31, 2023	1.35	(0.97)
Class C	December 31, 2023	1.96	(1.58)
Class R6	December 31, 2023	0.86	(0.48)
Class IR	December 31, 2023	0.86	(0.48)

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.39		$12.40		$10.80		$13.72		$13.41		$10.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.03		0.03		(0.00	)(3)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss)	3.05		1.38		2.22		(2.73)		2.56		2.90
Total from Investment Operations	3.06		1.41		2.25		(2.73)		2.55		2.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)		(0.02)		—		(0.05)		(0.07)
Net Realized Gain	—		(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	—		(2.42)		(0.65)		(0.19)		(2.24)		(0.09)
Net Asset Value, End of Period	$14.45		$11.39		$12.40		$10.80		$13.72		$13.41
Total Return(4)	26.87	%(5)	10.69%		20.92	%(6)	(19.88)%		19.73%		27.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,581		$3,252		$4,089		$3,278		$3,947		$3,202
Ratio of Expenses Before Expense Limitation	8.07	%(7)	7.60%		4.40%		7.62%		7.77%		8.62%
Ratio of Expenses After Expense Limitation	1.00	%(7)(8)	1.00	%(8)	0.85	%(8)(9)	1.00	%(8)	1.00	%(8)	1.00	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.19	%(7)(8)	0.24	%(8)	0.21	%(8)(9)	(0.02	)%(8)	(0.04	)%(8)	(0.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	37	%(5)	62%		107%		68%		57%		113%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.22		$12.22		$10.68		$13.61		$13.37		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)		(0.02)		(0.02)		(0.06)		(0.07)
Net Realized and Unrealized Gain (Loss)	2.99		1.37		2.19		(2.72)		2.54		2.89
Total from Investment Operations	2.98		1.35		2.17		(2.74)		2.48		2.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		—		—		(0.05)		(0.04)
Net Realized Gain	—		(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	—		(2.35)		(0.63)		(0.19)		(2.24)		(0.06)
Net Asset Value, End of Period	$14.20		$11.22		$12.22		$10.68		$13.61		$13.37
Total Return(11)	26.56	%(5)	10.37%		20.42	%(6)	(20.11)%		19.27%		26.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$377		$396		$1,903		$858		$29		$19
Ratio of Expenses Before Expense Limitation	8.98	%(7)	8.22%		4.69%		8.05%		17.77%		26.08%
Ratio of Expenses After Expense Limitation	1.35	%(7)(8)	1.35	%(8)	1.24	%(8)(9)	1.35	%(8)	1.35	%(8)	1.35	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.16	)%(7)(8)	(0.13	)%(8)	(0.18	)%(8)(9)	(0.20	)%(8)	(0.42	)%(8)	(0.65	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	37	%(5)	62%		107%		68%		57%		113%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.68		$11.77		$10.38		$13.34		$13.24		$10.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.11)		(0.12)		(0.14)		(0.16)		(0.15)
Net Realized and Unrealized Gain (Loss)	2.83		1.32		2.14		(2.63)		2.50		2.85
Total from Investment Operations	2.78		1.21		2.02		(2.77)		2.34		2.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		—		—		(0.05)		—
Net Realized Gain	—		(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	—		(2.30)		(0.63)		(0.19)		(2.24)		(0.02)
Net Asset Value, End of Period	$13.46		$10.68		$11.77		$10.38		$13.34		$13.24
Total Return(11)	26.03	%(5)	9.60%		19.56	%(6)	(20.74)%		18.39%		25.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$247		$196		$218		$84		$16		$13
Ratio of Expenses Before Expense Limitation	9.95	%(7)	9.66%		5.69%		15.54%		24.91%		28.45%
Ratio of Expenses After Expense Limitation	2.10	%(7)(8)	2.10	%(8)	2.04	%(8)(9)	2.10	%(8)	2.10	%(8)	2.10	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.91	)%(7)(8)	(0.85	)%(8)	(0.98	)%(8)(9)	(1.29	)%(8)	(1.13	)%(8)	(1.40	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	37	%(5)	62%		107%		68%		57%		113%
	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.42		$12.42		$10.82		$13.73		$13.42		$10.64
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.04		0.03		0.00	(3)	0.00	(3)	(0.03)
Net Realized and Unrealized Gain (Loss)	3.05		1.39		2.23		(2.72)		2.55		2.91
Total from Investment Operations	3.06		1.43		2.26		(2.72)		2.55		2.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.03)		—		(0.05)		(0.08)
Net Realized Gain	—		(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	—		(2.43)		(0.66)		(0.19)		(2.24)		(0.10)
Net Asset Value, End of Period	$14.48		$11.42		$12.42		$10.82		$13.73		$13.42
Total Return(4)	26.80	%(5)	10.83%		20.95	%(6)	(19.79)%		19.71%		27.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23		$17		$16		$13		$16		$14
Ratio of Expenses Before Expense Limitation	18.65	%(7)	21.44%		21.25%		22.37%		22.49%		26.62%
Ratio of Expenses After Expense Limitation	0.95	%(7)(8)	0.95	%(8)	0.77	%(8)(9)	0.95	%(8)	0.95	%(8)	0.95	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(7)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.23	%(7)(8)	0.29	%(8)	0.28	%(8)(9)	0.02	%(8)	0.01	%(8)	(0.24	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	37	%(5)	62%		107%		68%		57%		113%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Global Permanence Portfolio

(6)  Performance was positively impacted by approximately 0.19% for Class I shares and Class R6 shares and 0.20% for Class A shares and Class C shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 20.73% for Class I shares, 20.22% for Class A shares, 19.36% for Class C shares and 20.76% for Class R6 shares, respectively.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.99%	0.07%
Class A	December 31, 2023	1.34	(0.28)
Class C	December 31, 2023	2.09	(1.03)
Class R6	December 31, 2023	0.94	0.11

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Stars Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.47		$18.41		$15.20		$19.30		$16.57		$14.66
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.06		0.08		0.08		0.09		0.08
Net Realized and Unrealized Gain (Loss)	1.83		3.06		3.22		(4.08)		2.98		2.25
Total from Investment Operations	1.84		3.12		3.30		(4.00)		3.07		2.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.09)		(0.05)		(0.07)		(0.06)
Net Realized Gain	—		(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	—		(5.06)		(0.09)		(0.10)		(0.34)		(0.42)
Net Asset Value, End of Period	$18.31		$16.47		$18.41		$15.20		$19.30		$16.57
Total Return(2)	11.17	%(3)	16.27%		21.69	%(4)	(20.69)%		18.62%		15.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,225		$47,436		$81,322		$55,997		$80,097		$34,042
Ratio of Expenses Before Expense Limitation	1.46	%(5)	1.35%		1.20%		1.24%		1.17%		1.45%
Ratio of Expenses After Expense Limitation	0.80	%(5)(6)	0.85	%(6)(7)	0.87	%(6)(8)	0.90	%(6)	0.90	%(6)	0.90	%(6)
Ratio of Net Investment Income	0.18	%(5)(6)	0.30	%(6)	0.50	%(6)(8)	0.47	%(6)	0.51	%(6)	0.52	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(3)	73%		34%		26%		11%		20%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.37		$18.33		$15.14		$19.21		$16.51		$14.62
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.01)		0.02		0.02		0.03		0.03
Net Realized and Unrealized Gain (Loss)	1.81		3.05		3.19		(4.04)		2.96		2.23
Total from Investment Operations	1.80		3.04		3.21		(4.02)		2.99		2.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.02)		—		(0.02)		(0.01)
Net Realized Gain	—		(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	—		(5.00)		(0.02)		(0.05)		(0.29)		(0.37)
Net Asset Value, End of Period	$18.17		$16.37		$18.33		$15.14		$19.21		$16.51
Total Return(10)	11.00	%(3)	15.91%		21.19	%(4)	(20.91)%		18.20%		15.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,696		$6,107		$5,775		$5,816		$10,812		$4,839
Ratio of Expenses Before Expense Limitation	1.75	%(5)	1.63%		1.51%		1.51%		1.46%		1.76%
Ratio of Expenses After Expense Limitation	1.15	%(5)(6)	1.17	%(6)(7)	1.22	%(6)(8)	1.25	%(6)	1.22	%(6)	1.24	%(6)
Ratio of Net Investment Income (Loss)	(0.17	)%(5)(6)	(0.05	)%(6)	0.16	%(6)(8)	0.13	%(6)	0.18	%(6)	0.17	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(3)	73%		34%		26%		11%		20%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Stars Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.73		$17.83		$14.78		$18.86		$16.28		$14.48
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.11)		(0.06)		(0.06)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.73		2.96		3.11		(3.97)		2.90		2.21
Total from Investment Operations	1.68		2.85		3.05		(4.03)		2.85		2.16
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.95)		—		(0.05)		(0.27)		(0.36)
Net Asset Value, End of Period	$17.41		$15.73		$17.83		$14.78		$18.86		$16.28
Total Return(2)	10.68	%(3)	15.29%		20.64	%(4)	(21.35)%		17.58%		14.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,398		$1,328		$1,421		$1,253		$1,684		$1,441
Ratio of Expenses Before Expense Limitation	2.34	%(5)	2.24%		2.07%		2.05%		2.08%		2.32%
Ratio of Expenses After Expense Limitation	1.65	%(5)(6)	1.70	%(6)(7)	1.72	%(6)(8)	1.75	%(6)	1.75	%(6)	1.75	%(6)
Ratio of Net Investment Loss	(0.67	)%(5)(6)	(0.58	)%(6)	(0.34	)%(6)(8)	(0.37	)%(6)	(0.27	)%(6)	(0.33	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(3)	73%		34%		26%		11%		20%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.11		$17.33		$14.40		$18.41		$15.94		$14.22
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.15)		(0.09)		(0.09)		(0.09)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.67		2.88		3.02		(3.87)		2.83		2.16
Total from Investment Operations	1.60		2.73		2.93		(3.96)		2.74		2.08
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.95)		—		(0.05)		(0.27)		(0.36)
Net Asset Value, End of Period	$16.71		$15.11		$17.33		$14.40		$18.41		$15.94
Total Return(10)	10.59	%(3)	15.03%		20.35	%(4)	(21.54)%		17.33%		14.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,356		$3,865		$3,890		$4,279		$5,551		$3,594
Ratio of Expenses Before Expense Limitation	2.52	%(5)	2.37%		2.23%		2.25%		2.22%		2.51%
Ratio of Expenses After Expense Limitation	1.90	%(5)(6)	1.92	%(6)(7)	1.96	%(6)(8)	1.98	%(6)	1.97	%(6)	1.99	%(6)
Ratio of Net Investment Loss	(0.92	)%(5)(6)	(0.80	)%(6)	(0.60	)%(6)(8)	(0.61	)%(6)	(0.52	)%(6)	(0.56	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(3)	73%		34%		26%		11%		20%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Global Stars Portfolio

	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.47		$18.41		$15.20		$19.29		$16.57		$14.66
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.11		0.09		0.09		0.11		0.09
Net Realized and Unrealized Gain (Loss)	1.82		3.02		3.21		(4.07)		2.96		2.25
Total from Investment Operations	1.84		3.13		3.30		(3.98)		3.07		2.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.09)		(0.06)		(0.08)		(0.07)
Net Realized Gain	—		(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	—		(5.07)		(0.09)		(0.11)		(0.35)		(0.43)
Net Asset Value, End of Period	$18.31		$16.47		$18.41		$15.20		$19.29		$16.57
Total Return(2)	11.17	%(3)	16.35%		21.75	%(4)	(20.60)%		18.60%		16.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$106		$58		$14,099		$11,562		$14,563		$9,317
Ratio of Expenses Before Expense Limitation	5.85	%(5)	1.07%		1.12%		1.14%		1.12%		1.41%
Ratio of Expenses After Expense Limitation	0.75	%(5)(6)	0.85	%(6)(7)	0.82	%(6)(8)	0.85	%(6)	0.85	%(6)	0.85	%(6)
Ratio of Net Investment Income	0.22	%(5)(6)	0.55	%(6)	0.55	%(6)(8)	0.53	%(6)	0.60	%(6)	0.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(3)	73%		34%		26%		11%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.75% for Class R6 shares. Prior to June 27, 2024, the maximum ratio was 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares.

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.90%	0.47%
Class A	December 31, 2023	1.25	0.13
Class L	December 31, 2023	1.75	(0.37)
Class C	December 31, 2023	1.99	(0.63)
Class R6	December 31, 2023	0.85	0.52

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$56.05		$38.42		$25.58		$74.29		$91.47		$46.33
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.13)		(0.09)		(0.20)		(0.50)		(0.38)
Net Realized and Unrealized Gain (Loss)	10.70		18.07		12.93		(44.22)		1.32		54.08
Total from Investment Operations	10.58		17.94		12.84		(44.42)		0.82		53.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		—		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Total Distributions	—		(0.31)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$66.63		$56.05		$38.42		$25.58		$74.29		$91.47
Total Return(3)	18.88	%(4)(13)	46.63%		50.25	%(5)	(60.34)%		0.43%		115.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,695,641		$1,558,991		$1,587,293		$1,469,843		$6,234,787		$6,816,690
Ratio of Expenses Before Expense Limitation	0.64	%(6)	0.62%		0.56%		0.64%		0.56%		N/A
Ratio of Expenses After Expense Limitation	0.63	%(6)(7)	0.61	%(7)	0.53	%(7)(8)	0.64	%(7)	0.56	%(7)	0.54	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.63	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.41	)%(6)(7)	(0.32	)%(7)	(0.29	)%(7)(8)	(0.46	)%(7)	(0.51	)%(7)	(0.53	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$50.14		$34.41		$22.97		$67.88		$85.31		$43.57
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.17)		(0.21)		(0.15)		(0.27)		(0.70)		(0.51)
Net Realized and Unrealized Gain (Loss)	9.56		16.15		11.59		(40.35)		1.27		50.81
Total from Investment Operations	9.39		15.94		11.44		(40.62)		0.57		50.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Total Distributions	—		(0.21)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$59.53		$50.14		$34.41		$22.97		$67.88		$85.31
Total Return(10)	18.73	%(4)(13)	46.28%		49.87	%(5)	(60.44)%		0.16%		115.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,429,229		$2,146,997		$1,896,005		$1,577,172		$5,307,929		$5,465,808
Ratio of Expenses Before Expense Limitation	0.89	%(6)	0.87%		0.82%		0.89%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.88	%(6)(7)	0.86	%(7)	0.79	%(7)(8)	0.89	%(7)	0.82	%(7)	0.79	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.88	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.67	)%(6)(7)	(0.57	)%(7)	(0.55	)%(7)(8)	(0.71	)%(7)	(0.77	)%(7)	(0.77	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$43.65		$30.03		$20.14		$61.05		$78.85		$40.77
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.26)		(0.35)		(0.26)		(0.40)		(1.03)		(0.76)
Net Realized and Unrealized Gain (Loss)	8.31		14.02		10.15		(36.22)		1.23		47.40
Total from Investment Operations	8.05		13.67		9.89		(36.62)		0.20		46.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Total Distributions	—		(0.05)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$51.70		$43.65		$30.03		$20.14		$61.05		$78.85
Total Return(3)	18.44	%(4)(13)	45.52%		49.11	%(5)	(60.63)%		(0.30)%		114.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$82,538		$73,277		$60,812		$46,313		$151,668		$173,317
Ratio of Expenses Before Expense Limitation	1.38	%(6)	1.37%		1.31%		1.36%		1.28%		N/A
Ratio of Expenses After Expense Limitation	1.38	%(6)(7)	1.36	%(7)	1.28	%(7)(8)	1.36	%(7)	1.28	%(7)	1.29	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.38	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.16	)%(6)(7)	(1.06	)%(7)	(1.04	)%(7)(8)	(1.18	)%(7)	(1.24	)%(7)	(1.27	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$42.05		$28.96		$19.48		$59.49		$77.49		$40.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.30)		(0.41)		(0.31)		(0.48)		(1.23)		(0.93)
Net Realized and Unrealized Gain (Loss)	7.99		13.50		9.79		(35.24)		1.23		46.75
Total from Investment Operations	7.69		13.09		9.48		(35.72)		0.00	(11)	45.82
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$49.74		$42.05		$28.96		$19.48		$59.49		$77.49
Total Return(10)	18.29	%(4)(13)	45.20%		48.74	%(5)	(60.73)%		(0.55)%		113.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$163,487		$169,191		$174,107		$147,014		$524,748		$514,190
Ratio of Expenses Before Expense Limitation	1.63	%(6)	1.62%		1.57%		1.61%		1.55%		N/A
Ratio of Expenses After Expense Limitation	1.63	%(6)(7)	1.61	%(7)	1.54	%(7)(8)	1.61	%(7)	1.55	%(7)	1.53	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.63	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.41	)%(6)(7)	(1.31	)%(7)	(1.30	)%(7)(8)	(1.43	)%(7)	(1.50	)%(7)	(1.51	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$57.07		$39.11		$26.03		$75.32		$92.42		$46.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.09)		(0.08)		(0.13)		(0.41)		(0.32)
Net Realized and Unrealized Gain (Loss)	10.90		18.40		13.16		(44.87)		1.31		54.57
Total from Investment Operations	10.81		18.31		13.08		(45.00)		0.90		54.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		—		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Total Distributions	—		(0.35)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$67.88		$57.07		$39.11		$26.03		$75.32		$92.42
Total Return(3)	18.94	%(4)(13)	46.76%		50.31	%(5)	(60.28)%		0.51%		115.76%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,290		$242,472		$1,823,436		$1,413,983		$3,585,865		$3,743,697
Ratio of Expenses Before Expense Limitation	0.53	%(6)	0.52%		0.51%		0.50%		0.46%		N/A
Ratio of Expenses After Expense Limitation	0.53	%(6)(7)	0.52	%(7)	0.48	%(7)(8)	0.50	%(7)	0.46	%(7)	0.47	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.53	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.32	)%(6)(7)	(0.22	)%(7)	(0.24	)%(7)(8)	(0.32	)%(7)	(0.41	)%(7)	(0.45	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%
	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$56.90		$38.98		$25.94		$75.32		$92.41		$46.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.09)		(0.08)		(0.16)		(0.41)		(0.31)
Net Realized and Unrealized Gain (Loss)	10.87		18.36		13.12		(44.93)		1.32		54.55
Total from Investment Operations	10.78		18.27		13.04		(45.09)		0.91		54.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		—		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)		(8.56)
Total Distributions	—		(0.35)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$67.68		$56.90		$38.98		$25.94		$75.32		$92.41
Total Return(3)	18.95	%(4)(13)	46.81%		50.33	%(5)	(60.41)%		0.52%		115.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22		$19		$39		$33		$319,566		$389,971
Ratio of Expenses Before Expense Limitation	10.24	%(6)	6.79%		7.94%		0.49%		0.46%		N/A
Ratio of Expenses After Expense Limitation	0.53	%(6)(7)	0.52	%(7)	0.48	%(7)(8)	0.49	%(7)	0.46	%(7)	0.47	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.53	%(6)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.32	)%(6)(7)	(0.21	)%(7)	(0.23	)%(7)(8)	(0.33	)%(7)	(0.41	)%(7)	(0.45	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	39	%(4)	39%		29%		40%		59%		60%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.56%	(0.32)%
Class A	December 31, 2023	0.82	(0.58)
Class L	December 31, 2023	1.31	(1.07)
Class C	December 31, 2023	1.57	(1.33)
Class R6	December 31, 2023	0.51	(0.27)
Class IR	December 31, 2023	0.51	(0.26)

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Amount is less than $0.005 per share.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(13)  Performance was positively impacted by approximately 0.21% for all share classes due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had the payment not occurred, the total return would have been 18.67% for Class I shares, 18.52% for Class A shares, 18.23% for Class L shares, 18.08% for Class C shares, 18.73% for Class R6 shares and 18.74% for Class IR shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$15.85		$12.34		$7.99		$19.75		$25.48		$11.19
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.02)		(0.05)		(0.15)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.69		3.74		4.37		(11.68)		(0.74)		16.84
Total from Investment Operations	0.63		3.67		4.35		(11.73)		(0.89)		16.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—		(0.02)		(0.11)		—
Net Realized Gain	—		—		—		(0.01)		(4.76)		(2.45)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.16)		—		(0.03)		(4.87)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)
Net Asset Value, End of Period	$16.48		$15.85		$12.34		$7.99		$19.75		$25.48
Total Return(4)	3.97	%(5)	29.64%		54.44	%(6)	(59.42)%		(3.33)%		150.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$154,454		$183,204		$201,414		$157,990		$743,854		$464,639
Ratio of Expenses Before Expense Limitation	1.18	%(7)	1.13%		1.11%		1.41%		1.12%		1.18%
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)	0.94	%(8)	0.91	%(8)(9)	1.00	%(8)	1.00	%(8)	0.99	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99	%(7)(8)	N/A		N/A		1.00	%(8)	N/A		0.99	%(8)
Ratio of Net Investment Loss	(0.78	)%(7)(8)	(0.59	)%(8)	(0.21	)%(8)(9)	(0.43	)%(8)	(0.49	)%(8)	(0.54	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	38	%(5)	100%		72%		100%		111%		132%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.50		$8.22		$5.33		$13.20		$18.68		$8.51
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.03)		(0.06)		(0.19)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.46		2.47		2.92		(7.80)		(0.53)		12.72
Total from Investment Operations	0.40		2.40		2.89		(7.86)		(0.72)		12.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		—		(0.03)		—
Net Realized Gain	—		—		—		(0.01)		(4.76)		(2.45)
Paid-in-Capital	—		(0.00	)(3)	—		—		—		—
Total Distributions	—		(0.12)		—		(0.01)		(4.79)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)
Net Asset Value, End of Period	$10.90		$10.50		$8.22		$5.33		$13.20		$18.68
Total Return(11)	3.81	%(5)	29.14%		54.22	%(6)	(59.57)%		(3.70)%		149.86%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$117,124		$130,950		$181,264		$132,493		$450,058		$229,641
Ratio of Expenses Before Expense Limitation	1.50	%(7)	1.46%		1.36%		1.62%		1.40%		1.44%
Ratio of Expenses After Expense Limitation	1.32	%(7)(8)	1.28	%(8)	1.16	%(8)(9)	1.35	%(8)	1.33	%(8)	1.25	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(7)(8)	N/A		N/A		1.35	%(8)	N/A		1.25	%(8)
Ratio of Net Investment Loss	(1.11	)%(7)(8)	(0.94	)%(8)	(0.46	)%(8)(9)	(0.77	)%(8)	(0.85	)%(8)	(0.80	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	38	%(5)	100%		72%		100%		111%		132%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$8.59		$6.76		$4.42		$10.99		$16.45		$7.65
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.10)		(0.06)		(0.08)		(0.27)		(0.16)
Net Realized and Unrealized Gain (Loss)	0.38		2.02		2.40		(6.48)		(0.45)		11.41
Total from Investment Operations	0.31		1.92		2.34		(6.56)		(0.72)		11.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		—		—
Net Realized Gain	—		—		—		(0.01)		(4.76)		(2.45)
Paid-in-Capital	—		(0.00	)(3)	—		—		—		—
Total Distributions	—		(0.09)		—		(0.01)		(4.76)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.02		0.00	(3)
Net Asset Value, End of Period	$8.90		$8.59		$6.76		$4.42		$10.99		$16.45
Total Return	3.61	%(4)(5)	28.33	%(4)	52.94	%(4)(6)	(59.76	)%(4)	(4.17	)%(4)	148.82	%(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$689		$673		$656		$623		$1,874		$2,543
Ratio of Expenses Before Expense Limitation	2.44	%(7)	2.51%		2.55%		2.32%		1.95%		2.10%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.85	%(8)	1.82	%(8)(9)	1.85	%(8)	1.85	%(8)	1.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(7)(8)	N/A		N/A		1.85	%(8)	N/A		1.84	%(8)
Ratio of Net Investment Loss	(1.64	)%(7)(8)	(1.50	)%(8)	(1.12	)%(8)(9)	(1.28	)%(8)	(1.36	)%(8)	(1.43	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	38	%(5)	100%		72%		100%		111%		132%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.60		$7.54		$4.93		$12.31		$17.85		$8.24
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.13)		(0.08)		(0.11)		(0.33)		(0.22)
Net Realized and Unrealized Gain (Loss)	0.42		2.25		2.69		(7.26)		(0.47)		12.28
Total from Investment Operations	0.33		2.12		2.61		(7.37)		(0.80)		12.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—		—
Net Realized Gain	—		—		—		(0.01)		(4.76)		(2.45)
Paid-in-Capital	—		(0.00	)(3)	—		—		—		—
Total Distributions	—		(0.06)		—		(0.01)		(4.76)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.02		0.00	(3)
Net Asset Value, End of Period	$9.93		$9.60		$7.54		$4.93		$12.31		$17.85
Total Return(11)	3.44	%(5)	28.06%		52.94	%(6)	(59.90)%		(4.37)%		147.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,222		$10,557		$11,076		$8,490		$31,148		$12,494
Ratio of Expenses Before Expense Limitation	2.29	%(7)	2.28%		2.22%		2.33%		2.12%		2.26%
Ratio of Expenses After Expense Limitation	2.10	%(7)(8)	2.09	%(8)	2.02	%(8)(9)	2.10	%(8)	2.05	%(8)	2.07	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(7)(8)	N/A		N/A		2.10	%(8)	N/A		2.07	%(8)
Ratio of Net Investment Loss	(1.89	)%(7)(8)	(1.75	)%(8)	(1.31	)%(8)(9)	(1.53	)%(8)	(1.55	)%(8)	(1.61	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	38	%(5)	100%		72%		100%		111%		132%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Inception Portfolio

	Class R6(13)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$16.03		$12.49		$8.08		$19.99		$25.73		$11.29
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.02)		(0.04)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.70		3.77		4.43		(11.83)		(0.74)		16.97
Total from Investment Operations	0.64		3.70		4.41		(11.87)		(0.88)		16.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—		(0.03)		(0.13)		—
Net Realized Gain	—		—		—		(0.01)		(4.76)		(2.45)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.16)		—		(0.04)		(4.89)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)
Net Asset Value, End of Period	$16.67		$16.03		$12.49		$8.08		$19.99		$25.73
Total Return(4)	3.99	%(5)	29.54%		54.58	%(6)	(59.39)%		(3.29)%		150.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,479		$57,729		$60,470		$39,302		$141,933		$154,023
Ratio of Expenses Before Expense Limitation	1.12	%(7)	1.13%		1.11%		1.15%		1.00%		1.11%
Ratio of Expenses After Expense Limitation	0.93	%(7)(8)	0.93	%(8)	0.90	%(8)(9)	0.93	%(8)	0.93	%(8)	0.92	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.93	%(7)(8)	N/A		N/A		0.93	%(8)	N/A		0.92	%(8)
Ratio of Net Investment Loss	(0.72	)%(7)(8)	(0.58	)%(8)	(0.20	)%(8)(9)	(0.37	)%(8)	(0.44	)%(8)	(0.49	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	38	%(5)	100%		72%		100%		111%		132%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.24)%
Class A	December 31, 2023	1.19	(0.49)
Class L	December 31, 2023	1.85	(1.15)
Class C	December 31, 2023	2.05	(1.34)
Class R6	December 31, 2023	0.93	(0.23)

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$24.01		$22.48		$19.00		$30.30		$27.05		$20.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.01		0.05		0.00	(3)	(0.08)		(0.07)
Net Realized and Unrealized Gain (Loss)	4.03		1.55		3.44		(10.43)		3.63		6.68
Total from Investment Operations	4.09		1.56		3.49		(10.43)		3.55		6.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		—		—		(0.01)
Net Realized Gain	—		—		—		(0.87)		(0.30)		—
Total Distributions	—		(0.03)		(0.01)		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$28.10		$24.01		$22.48		$19.00		$30.30		$27.05
Total Return(4)	17.03	%(5)	6.95%		18.38	%(6)	(34.46)%		13.16%		32.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,375,236		$2,241,808		$2,625,192		$2,390,415		$5,419,831		$3,841,122
Ratio of Expenses Before Expense Limitation	1.01	%(7)	1.00%		1.00%		1.01%		0.97%		N/A
Ratio of Expenses After Expense Limitation	1.00	%(7)(8)	1.00	%(8)	0.97	%(8)(9)	1.01	%(8)	0.97	%(8)	0.98	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(7)(8)	N/A		N/A		N/A		N/A		0.98	%(8)
Ratio of Net Investment Income (Loss)	0.47	%(7)(8)	0.04	%(8)	0.24	%(8)(9)	0.00	%(8)	(0.28	)%(8)	(0.31	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	0	%(5)(11)	26%		32%		19%		22%		18%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.34		$21.89		$18.54		$29.69		$26.58		$20.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.05)		(0.01)		(0.06)		(0.17)		(0.13)
Net Realized and Unrealized Gain (Loss)	3.92		1.50		3.36		(10.22)		3.58		6.56
Total from Investment Operations	3.94		1.45		3.35		(10.28)		3.41		6.43
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		—		—		(0.87)		(0.30)		—
Total Distributions	—		—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$27.28		$23.34		$21.89		$18.54		$29.69		$26.58
Total Return(12)	16.88	%(5)	6.62%		18.07	%(6)	(34.66)%		12.87%		31.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$336,564		$310,723		$375,712		$388,125		$776,662		$589,317
Ratio of Expenses Before Expense Limitation	1.28	%(7)	1.28%		1.27%		1.30%		1.26%		N/A
Ratio of Expenses After Expense Limitation	1.28	%(7)(8)	1.28	%(8)	1.25	%(8)(9)	1.30	%(8)	1.26	%(8)	1.27	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.28	%(7)(8)	N/A		N/A		N/A		N/A		1.27	%(8)
Ratio of Net Investment Income (Loss)	0.19	%(7)(8)	(0.24	)%(8)	(0.03	)%(8)(9)	(0.27	)%(8)	(0.57	)%(8)	(0.60	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	0	%(5)(11)	26%		32%		19%		22%		18%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.94		$20.70		$17.64		$28.46		$25.64		$19.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.17)		(0.12)		(0.18)		(0.32)		(0.24)
Net Realized and Unrealized Gain (Loss)	3.68		1.41		3.18		(9.77)		3.44		6.33
Total from Investment Operations	3.64		1.24		3.06		(9.95)		3.12		6.09
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		—		—		(0.87)		(0.30)		—
Total Distributions	—		—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$25.58		$21.94		$20.70		$17.64		$28.46		$25.64
Total Return(4)	16.59	%(5)	5.99%		17.35	%(6)	(35.00)%		12.21%		31.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$512		$443		$421		$403		$279		$350
Ratio of Expenses Before Expense Limitation	2.17	%(7)	2.19%		2.26%		2.55%		2.29%		2.48%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.85	%(8)	1.82	%(8)(9)	1.85	%(8)	1.85	%(8)	1.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(7)(8)	N/A		N/A		N/A		N/A		1.84	%(8)
Ratio of Net Investment Loss	(0.38	)%(7)(8)	(0.80	)%(8)	(0.61	)%(8)(9)	(0.93	)%(8)	(1.16	)%(8)	(1.17	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	0	%(5)(11)	26%		32%		19%		22%		18%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.50		$20.31		$17.33		$28.03		$25.29		$19.31
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.20)		(0.14)		(0.20)		(0.35)		(0.26)
Net Realized and Unrealized Gain (Loss)	3.60		1.39		3.12		(9.63)		3.39		6.25
Total from Investment Operations	3.54		1.19		2.98		(9.83)		3.04		5.99
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		—		—		(0.87)		(0.30)		—
Total Distributions	—		—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$25.04		$21.50		$20.31		$17.33		$28.03		$25.29
Total Return(12)	16.47	%(5)	5.86%		17.20	%(6)	(35.11)%		12.06%		31.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,495		$12,327		$19,092		$21,455		$42,922		$24,926
Ratio of Expenses Before Expense Limitation	2.03	%(7)	2.00%		1.97%		2.01%		1.96%		N/A
Ratio of Expenses After Expense Limitation	2.03	%(7)(8)	2.00	%(8)	1.94	%(8)(9)	2.01	%(8)	1.96	%(8)	1.97	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.03	%(7)(8)	N/A		N/A		N/A		N/A		1.97	%(8)
Ratio of Net Investment Loss	(0.56	)%(7)(8)	(0.95	)%(8)	(0.73	)%(8)(9)	(1.02	)%(8)	(1.27	)%(8)	(1.29	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	0	%(5)(11)	26%		32%		19%		22%		18%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Advantage Portfolio

	Class R6(13)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$24.10		$22.57		$19.08		$30.38		$27.09		$20.46
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		0.04		0.07		—		(0.06)		(0.06)
Net Realized and Unrealized Gain (Loss)	4.05		1.55		3.46		(10.43)		3.65		6.70
Total from Investment Operations	4.12		1.59		3.53		(10.43)		3.59		6.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.04)		—		—		(0.01)
Net Realized Gain	—		—		—		(0.87)		(0.30)		—
Total Distributions	—		(0.06)		(0.04)		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$28.22		$24.10		$22.57		$19.08		$30.38		$27.09
Total Return(4)	17.10	%(5)	7.04%		18.54	%(6)	(34.40)%		13.29%		32.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,299		$179,397		$194,879		$120,364		$273,564		$98,182
Ratio of Expenses Before Expense Limitation	0.90	%(7)	0.89%		0.89%		0.89%		0.87%		N/A
Ratio of Expenses After Expense Limitation	0.90	%(7)(8)	0.89	%(8)	0.86	%(8)(9)	0.89	%(8)	0.87	%(8)	0.89	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.90	%(7)(8)	N/A		N/A		N/A		N/A		0.89	%(8)
Ratio of Net Investment Income (Loss)	0.57	%(7)(8)	0.15	%(8)	0.35	%(8)(9)	0.01	%(8)	(0.19	)%(8)	(0.26	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	0	%(5)(11)	26%		32%		19%		22%		18%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.99%	0.22%
Class A	December 31, 2023	1.26	(0.04)
Class L	December 31, 2023	1.84	(0.63)
Class C	December 31, 2023	1.96	(0.75)
Class R6	December 31, 2023	0.88	0.33

(10)  Amount is less than 0.005%.

(11)  Amount is less than 0.5%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.03		$13.58		$12.14		$15.22		$16.20		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.24		0.22		0.23		0.29		0.18
Net Realized and Unrealized Gain (Loss)	1.67		0.24		1.82		(2.40)		0.34		1.50
Total from Investment Operations	1.80		0.48		2.04		(2.17)		0.63		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)		(0.31)		(0.13)		(0.33)		(0.22)
Net Realized Gain	—		(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	—		(4.03)		(0.60)		(0.91)		(1.61)		(0.22)
Net Asset Value, End of Period	$11.83		$10.03		$13.58		$12.14		$15.22		$16.20
Total Return(2)	17.95	%(3)	2.81%		16.91	%(4)	(14.18)%		4.19%		11.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$316,559		$466,727		$1,078,331		$741,596		$1,531,709		$1,658,464
Ratio of Expenses Before Expense Limitation	1.14	%(5)	1.05%		1.02%		1.03%		1.01%		1.00%
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.95	%(6)	0.94	%(6)(7)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Net Investment Income	2.35	%(5)(6)	1.73	%(6)	1.63	%(6)(7)	1.76	%(6)	1.70	%(6)	1.28	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(3)	49%		28%		36%		20%		20%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.18		$13.72		$12.08		$15.17		$16.15		$14.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.19		0.17		0.06		0.25		0.11
Net Realized and Unrealized Gain (Loss)	1.70		0.25		1.80		(2.25)		0.36		1.50
Total from Investment Operations	1.81		0.44		1.97		(2.19)		0.61		1.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.04)		(0.12)		(0.31)		(0.13)
Net Realized Gain	—		(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	—		(3.98)		(0.33)		(0.90)		(1.59)		(0.13)
Net Asset Value, End of Period	$11.99		$10.18		$13.72		$12.08		$15.17		$16.15
Total Return(9)	17.78	%(3)	2.50%		16.38	%(4)	(14.37)%		4.07%		11.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,481		$34,343		$43,492		$330,721		$58,739		$60,346
Ratio of Expenses Before Expense Limitation	1.57	%(5)	1.42%		1.38%		1.26%		1.07%		1.43%
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.30	%(6)	1.30	%(6)	1.23	%(6)	1.07	%(6)	1.30	%(6)
Ratio of Net Investment Income	2.00	%(5)(6)	1.37	%(6)	1.28	%(6)	0.50	%(6)	1.57	%(6)	0.80	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(3)	49%		28%		36%		20%		20%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.74		$13.30		$11.91		$14.93		$15.91		$14.50
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.12		0.10		0.10		0.14		0.06
Net Realized and Unrealized Gain (Loss)	1.63		0.24		1.77		(2.33)		0.35		1.45
Total from Investment Operations	1.71		0.36		1.87		(2.23)		0.49		1.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.19)		(0.01)		(0.19)		(0.10)
Net Realized Gain	—		(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	—		(3.92)		(0.48)		(0.79)		(1.47)		(0.10)
Net Asset Value, End of Period	$11.45		$9.74		$13.30		$11.91		$14.93		$15.91
Total Return(2)	17.56	%(3)	1.92%		15.80	%(4)	(14.86)%		3.34%		10.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,155		$2,961		$3,843		$3,579		$5,394		$5,513
Ratio of Expenses Before Expense Limitation	1.93	%(5)	1.88%		1.84%		1.85%		1.79%		1.83%
Ratio of Expenses After Expense Limitation	1.80	%(5)(6)	1.80	%(6)	1.79	%(6)(7)	1.80	%(6)	1.79	%(6)	1.80	%(6)
Ratio of Net Investment Income	1.50	%(5)(6)	0.87	%(6)	0.78	%(6)(7)	0.77	%(6)	0.88	%(6)	0.41	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(3)	49%		28%		36%		20%		20%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.42		$12.98		$11.63		$14.63		$15.64		$14.26
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.08		0.07		0.06		0.09		0.02
Net Realized and Unrealized Gain (Loss)	1.58		0.24		1.73		(2.28)		0.34		1.43
Total from Investment Operations	1.64		0.32		1.80		(2.22)		0.43		1.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.16)		—		(0.16)		(0.07)
Net Realized Gain	—		(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	—		(3.88)		(0.45)		(0.78)		(1.44)		(0.07)
Net Asset Value, End of Period	$11.06		$9.42		$12.98		$11.63		$14.63		$15.64
Total Return(9)	17.41	%(3)	1.69%		15.56	%(4)	(15.12)%		3.02%		10.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$440		$381		$1,109		$1,098		$929		$776
Ratio of Expenses Before Expense Limitation	2.83	%(5)	2.30%		2.32%		2.28%		2.33%		2.41%
Ratio of Expenses After Expense Limitation	2.05	%(5)(6)	2.05	%(6)	2.04	%(6)(7)	2.05	%(6)	2.05	%(6)	2.05	%(6)
Ratio of Net Investment Income	1.25	%(5)(6)	0.62	%(6)	0.53	%(6)(7)	0.48	%(6)	0.58	%(6)	0.15	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(3)	49%		28%		36%		20%		20%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Equity Portfolio

	Class R6(10)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.01		$13.57		$12.13		$15.21		$16.19		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.25		0.22		0.22		0.30		0.18
Net Realized and Unrealized Gain (Loss)	1.67		0.23		1.82		(2.38)		0.33		1.50
Total from Investment Operations	1.80		0.48		2.04		(2.16)		0.63		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)		(0.31)		(0.14)		(0.33)		(0.23)
Net Realized Gain	—		(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	—		(4.04)		(0.60)		(0.92)		(1.61)		(0.23)
Net Asset Value, End of Period	$11.81		$10.01		$13.57		$12.13		$15.21		$16.19
Total Return(2)	17.98	%(3)	2.81%		16.96	%(4)	(14.14)%		4.24%		11.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$117,312		$137,160		$240,372		$245,372		$453,413		$468,152
Ratio of Expenses Before Expense Limitation	0.99	%(5)	0.94%		0.93%		0.92%		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)(6)	0.91	%(6)	0.90	%(6)(7)	0.92	%(6)	0.91	%(6)	0.91	%(6)
Ratio of Net Investment Income	2.39	%(5)(6)	1.76	%(6)	1.67	%(6)(7)	1.67	%(6)	1.76	%(6)	1.31	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(3)	49%		28%		36%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.95%	1.62%
Class L	December 31, 2023	1.80	0.77
Class C	December 31, 2023	2.05	0.52
Class R6	December 31, 2023	0.91	1.66

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$28.57		$23.98		$19.80		$38.44		$41.46		$26.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.10)		(0.05)		(0.10)		(0.30)		(0.22)
Net Realized and Unrealized Gain (Loss)	4.81		4.73		4.23		(16.71)		(1.90)		15.05
Total from Investment Operations	4.83		4.63		4.18		(16.81)		(2.20)		14.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Total Distributions	—		(0.04)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$33.40		$28.57		$23.98		$19.80		$38.44		$41.46
Total Return(4)	16.91	%(5)	19.32%		21.11	%(6)	(43.76)%		(5.24)%		55.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$614,124		$534,510		$682,842		$668,597		$3,229,961		$3,152,320
Ratio of Expenses Before Expense Limitation	1.07	%(7)	1.06%		0.94%		1.11%		0.99%		0.98%
Ratio of Expenses After Expense Limitation	1.00	%(7)(8)	1.00	%(8)	0.91	%(8)(9)	1.00	%(8)	0.99	%(8)	0.97	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(7)(8)	1.00	%(8)	N/A		1.00	%(8)	0.99	%(8)	N/A
Ratio of Net Investment Income (Loss)	0.16	%(7)(8)	(0.37	)%(8)	(0.21	)%(8)(9)	(0.39	)%(8)	(0.70	)%(8)	(0.70	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$27.55		$23.17		$19.19		$37.49		$40.57		$26.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.18)		(0.12)		(0.19)		(0.41)		(0.30)
Net Realized and Unrealized Gain (Loss)	4.63		4.56		4.10		(16.28)		(1.85)		14.74
Total from Investment Operations	4.61		4.38		3.98		(16.47)		(2.26)		14.44
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$32.16		$27.55		$23.17		$19.19		$37.49		$40.57
Total Return(11)	16.73	%(5)	18.90%		20.74	%(6)	(43.96)%		(5.50)%		55.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$184,536		$167,662		$204,639		$220,442		$638,203		$683,897
Ratio of Expenses Before Expense Limitation	1.36	%(7)	1.34%		1.26%		1.35%		1.28%		1.26%
Ratio of Expenses After Expense Limitation	1.33	%(7)(8)	1.32	%(8)	1.23	%(8)(9)	1.35	%(8)	1.28	%(8)	1.25	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(7)(8)	1.32	%(8)	N/A		1.35	%(8)	1.28	%(8)	N/A
Ratio of Net Investment Loss	(0.17	)%(7)(8)	(0.69	)%(8)	(0.53	)%(8)(9)	(0.78	)%(8)	(0.99	)%(8)	(0.96	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$25.60		$21.64		$18.04		$35.60		$38.79		$25.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.29)		(0.23)		(0.29)		(0.62)		(0.44)
Net Realized and Unrealized Gain (Loss)	4.30		4.25		3.83		(15.44)		(1.75)		14.10
Total from Investment Operations	4.21		3.96		3.60		(15.73)		(2.37)		13.66
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.81		$25.60		$21.64		$18.04		$35.60		$38.79
Total Return(4)	16.45	%(5)	18.30%		20.02	%(6)	(44.24)%		(6.04)%		54.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$167		$203		$205		$171		$448		$533
Ratio of Expenses Before Expense Limitation	2.98	%(7)	3.02%		3.03%		2.62%		2.15%		2.14%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.85	%(8)	1.82	%(8)(9)	1.85	%(8)	1.85	%(8)	1.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(7)(8)	1.85	%(8)	N/A		1.85	%(8)	1.85	%(8)	N/A
Ratio of Net Investment Loss	(0.69	)%(7)(8)	(1.22	)%(8)	(1.10	)%(8)(9)	(1.25	)%(8)	(1.56	)%(8)	(1.54	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$25.05		$21.21		$17.71		$35.08		$38.29		$24.94
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.33)		(0.25)		(0.34)		(0.66)		(0.48)
Net Realized and Unrealized Gain (Loss)	4.19		4.17		3.75		(15.20)		(1.73)		13.93
Total from Investment Operations	4.07		3.84		3.50		(15.54)		(2.39)		13.45
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.12		$25.05		$21.21		$17.71		$35.08		$38.29
Total Return(11)	16.29	%(5)	18.06%		19.83	%(6)	(44.36)%		(6.17)%		53.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,180		$17,885		$24,887		$28,775		$91,503		$90,845
Ratio of Expenses Before Expense Limitation	2.12	%(7)	2.07%		1.99%		2.07%		1.98%		1.98%
Ratio of Expenses After Expense Limitation	2.09	%(7)(8)	2.06	%(8)	1.97	%(8)(9)	2.06	%(8)	1.98	%(8)	1.97	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.09	%(7)(8)	2.06	%(8)	N/A		2.06	%(8)	1.98	%(8)	N/A
Ratio of Net Investment Loss	(0.93	)%(7)(8)	(1.43	)%(8)	(1.26	)%(8)(9)	(1.47	)%(8)	(1.69	)%(8)	(1.68	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Opportunity Portfolio

	Class R6(12)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$28.72		$24.10		$19.90		$38.58		$41.56		$26.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.08)		(0.05)		(0.09)		(0.25)		(0.18)
Net Realized and Unrealized Gain (Loss)	4.83		4.75		4.25		(16.76)		(1.91)		15.07
Total from Investment Operations	4.86		4.67		4.20		(16.85)		(2.16)		14.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Total Distributions	—		(0.06)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$33.58		$28.72		$24.10		$19.90		$38.58		$41.56
Total Return(4)	16.92	%(5)	19.42%		21.11	%(6)	(43.70)%		(5.13)%		55.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,682		$3,180		$34,160		$133,702		$131,721		$101,008
Ratio of Expenses Before Expense Limitation	1.27	%(7)	1.11%		0.96%		0.94%		0.90%		0.90%
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.94	%(8)	0.92	%(8)(9)	0.92	%(8)	0.88	%(8)	0.88	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(7)(8)	0.94	%(8)	N/A		0.92	%(8)	0.88	%(8)	N/A
Ratio of Net Investment Income (Loss)	0.22	%(7)(8)	(0.30	)%(8)	(0.22	)%(8)(9)	(0.35	)%(8)	(0.59	)%(8)	(0.59	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%
	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$28.72		$24.11		$19.91		$38.60		$41.58		$26.78
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.08)		(0.05)		(0.09)		(0.25)		(0.19)
Net Realized and Unrealized Gain (Loss)	4.84		4.75		4.25		(16.77)		(1.91)		15.09
Total from Investment Operations	4.87		4.67		4.20		(16.86)		(2.16)		14.90
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)		(0.10)
Total Distributions	—		(0.06)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$33.59		$28.72		$24.11		$19.91		$38.60		$41.58
Total Return(4)	16.96	%(5)	19.37%		21.09	%(6)	(43.70)%		(5.13)%		55.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$13		$130,175		$119,937		$141,615		$149,281
Ratio of Expenses Before Expense Limitation	15.27	%(7)	0.95%		0.94%		0.92%		0.88%		0.89%
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.94	%(8)	0.91	%(8)(9)	0.92	%(8)	0.88	%(8)	0.88	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(7)(8)	0.94	%(8)	N/A		0.92	%(8)	0.88	%(8)	N/A
Ratio of Net Investment Income (Loss)	0.19	%(7)(8)	(0.30	)%(8)	(0.21	)%(8)(9)	(0.36	)%(8)	(0.59	)%(8)	(0.60	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	2	%(5)	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

International Opportunity Portfolio

(5)  Not annualized.

(6)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.24)%
Class A	December 31, 2023	1.26	(0.56)
Class L	December 31, 2023	1.85	(1.13)
Class C	December 31, 2023	1.99	(1.28)
Class R6	December 31, 2023	0.94	(0.24)
Class IR	December 31, 2023	0.94	(0.24)

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Resilience Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.07		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.65		0.35		1.51		(0.24)
Total from Investment Operations	1.72		0.42		1.61		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.08)		—
Net Realized Gain	—		(0.35)		(0.15)		—
Total Distributions	—		(0.42)		(0.23)		—
Net Asset Value, End of Period	$12.86		$11.14		$11.14		$9.76
Total Return(4)	15.44	%(5)	3.65%		16.54	%(6)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,952		$1,699		$1,536		$1,317
Ratio of Expenses Before Expense Limitation	15.11	%(7)	15.98%		19.42%		25.45	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(7)(8)	0.85	%(8)	0.73	%(8)(9)	0.84	%(7)(8)
Ratio of Net Investment Income	1.16	%(7)(8)	0.64	%(8)	0.91	%(8)(9)	0.01	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	28	%(5)	48%		25%		7	%(5)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.11		$11.12		$9.75		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		0.03		0.06		(0.01)
Net Realized and Unrealized Gain (Loss)	1.64		0.35		1.51		(0.24)
Total from Investment Operations	1.69		0.38		1.57		(0.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.05)		—
Net Realized Gain	—		(0.35)		(0.15)		—
Total Distributions	—		(0.39)		(0.20)		—
Net Asset Value, End of Period	$12.80		$11.11		$11.12		$9.75
Total Return(11)	15.21	%(5)	3.30%		16.06	%(6)	(2.50	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$88		$77		$57		$49
Ratio of Expenses Before Expense Limitation	17.65	%(7)	19.68%		23.60%		30.17	%(7)
Ratio of Expenses After Expense Limitation	1.20	%(7)(8)	1.20	%(8)	1.08	%(8)(9)	1.20	%(7)(8)
Ratio of Net Investment Income (Loss)	0.81	%(7)(8)	0.28	%(8)	0.55	%(8)(9)	(0.35	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	28	%(5)	48%		25%		7	%(5)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Resilience Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$10.99		$11.05		$9.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	0.00	(3)	(0.05)		(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.62		0.34		1.51		(0.25)
Total from Investment Operations	1.62		0.29		1.49		(0.29)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.35)		(0.15)		—
Net Asset Value, End of Period	$12.61		$10.99		$11.05		$9.71
Total Return(11)	14.74	%(5)	2.52%		15.33	%(6)	(2.90	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$66		$57		$56		$49
Ratio of Expenses Before Expense Limitation	19.16	%(7)	20.59%		24.37%		30.92	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(7)(8)	1.95	%(8)	1.83	%(8)(9)	1.95	%(7)(8)
Ratio of Net Investment Income (Loss)	0.07	%(7)(8)	(0.46	)%(8)	(0.19	)%(8)(9)	(1.10	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	28	%(5)	48%		25%		7	%(5)
	Class R6
	Six Months Ended June 30, 2025		Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.15		$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.08		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.64		0.36		1.52		(0.24)
Total from Investment Operations	1.71		0.44		1.62		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.09)		—
Net Realized Gain	—		(0.35)		(0.15)		—
Total Distributions	—		(0.43)		(0.24)		—
Net Asset Value, End of Period	$12.86		$11.15		$11.14		$9.76
Total Return(4)	15.34	%(5)	3.79%		16.60	%(6)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68		$59		$57		$49
Ratio of Expenses Before Expense Limitation	17.93	%(7)	19.30%		23.18%		29.95	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(7)(8)	0.80	%(8)	0.68	%(8)(9)	0.80	%(7)(8)
Ratio of Net Investment Income	1.21	%(7)(8)	0.69	%(8)	0.96	%(8)(9)	0.05	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	28	%(5)	48%		25%		7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.10% for Class I shares, Class A shares, Class C shares and 0.11% for Class R6 shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 16.44% for Class I shares, 15.96% for Class A shares, 15.23% for Class C shares and 16.49% for Class R6 shares, respectively.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

International Resilience Portfolio

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.85%	0.79%
Class A	December 31, 2023	1.20	0.43
Class C	December 31, 2023	1.95	(0.31)
Class R6	December 31, 2023	0.80	0.84

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.77		$10.85		$10.80		$10.93		$10.38		$10.51
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.41		0.40		0.44		0.21		0.16
Net Realized and Unrealized Gain (Loss)	0.91		(0.38)		0.17		(0.10)		2.04		(0.14)
Total from Investment Operations	1.10		0.03		0.57		0.34		2.25		0.02
Distributions from and/or in Excess of:
Net Investment Income	—		(1.11)		(0.52)		(0.43)		(0.26)		(0.15)
Net Realized Gain	—		—		—		(0.04)		(1.44)		—
Total Distributions	—		(1.11)		(0.52)		(0.47)		(1.70)		(0.15)
Net Asset Value, End of Period	$10.87		$9.77		$10.85		$10.80		$10.93		$10.38
Total Return(3)	11.26	%(4)	(0.10)%		5.41	%(5)	3.11%		22.11%		0.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,437		$1,809		$27,897		$32,578		$30,776		$17,942
Ratio of Expenses Before Expense Limitation	5.08	%(6)	2.30%		1.56%		2.03%		2.76%		2.93%
Ratio of Expenses After Expense Limitation	0.76	%(6)(7)	0.75	%(7)	0.73	%(7)(8)	0.76	%(7)	0.79	%(7)	0.77	%(7)
Ratio of Net Investment Income	3.72	%(6)(7)	3.80	%(7)	3.71	%(7)(8)	4.03	%(7)	1.80	%(7)	1.68	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(6)	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	75	%(4)	310%		519%		797%		232%		68%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.75		$10.87		$10.81		$10.95		$10.41		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.37		0.36		0.53		0.29		0.11
Net Realized and Unrealized Gain (Loss)	0.91		(0.39)		0.18		(0.23)		1.92		(0.12)
Total from Investment Operations	1.08		(0.02)		0.54		0.30		2.21		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(1.10)		(0.48)		(0.40)		(0.23)		(0.11)
Net Realized Gain	—		—		—		(0.04)		(1.44)		—
Total Distributions	—		(1.10)		(0.48)		(0.44)		(1.67)		(0.11)
Net Asset Value, End of Period	$10.83		$9.75		$10.87		$10.81		$10.95		$10.41
Total Return(9)	11.08	%(4)	(0.59)%		5.09	%(5)	2.75%		21.62%		0.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,879		$3,457		$4,347		$5,646		$826		$43
Ratio of Expenses Before Expense Limitation	5.29	%(6)	2.69%		1.96%		2.37%		4.14%		10.61%
Ratio of Expenses After Expense Limitation	1.11	%(6)(7)	1.11	%(7)	1.09	%(7)(8)	1.10	%(7)	1.14	%(7)	1.14	%(7)
Ratio of Net Investment Income	3.32	%(6)(7)	3.44	%(7)	3.35	%(7)(8)	4.94	%(7)	2.48	%(7)	1.18	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(6)	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	75	%(4)	310%		519%		797%		232%		68%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.67		$10.78		$10.73		$10.90		$10.36		$10.50
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.29		0.28		0.45		0.08		0.05
Net Realized and Unrealized Gain (Loss)	0.90		(0.39)		0.17		(0.23)		2.04		(0.14)
Total from Investment Operations	1.03		(0.10)		0.45		0.22		2.12		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(1.01)		(0.40)		(0.35)		(0.14)		(0.05)
Net Realized Gain	—		—		—		(0.04)		(1.44)		—
Total Distributions	—		(1.01)		(0.40)		(0.39)		(1.58)		(0.05)
Net Asset Value, End of Period	$10.70		$9.67		$10.78		$10.73		$10.90		$10.36
Total Return(9)	10.65	%(4)	(1.27)%		4.25	%(5)	2.00%		20.80%		(0.81)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,297		$2,139		$3,527		$4,957		$943		$218
Ratio of Expenses Before Expense Limitation	6.06	%(6)	3.41%		2.67%		3.09%		4.04%		5.10%
Ratio of Expenses After Expense Limitation	1.86	%(6)(7)	1.85	%(7)	1.84	%(7)(8)	1.82	%(7)	1.89	%(7)	1.89	%(7)
Ratio of Net Investment Income	2.57	%(6)(7)	2.70	%(7)	2.60	%(7)(8)	4.23	%(7)	0.69	%(7)	0.54	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(6)	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	75	%(4)	310%		519%		797%		232%		68%
	Class R6(10)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.73		$10.85		$10.80		$10.93		$10.38		$10.51
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.42		0.41		0.44		0.20		0.16
Net Realized and Unrealized Gain (Loss)	0.91		(0.40)		0.17		(0.09)		2.05		(0.13)
Total from Investment Operations	1.10		0.02		0.58		0.35		2.25		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		(1.14)		(0.53)		(0.44)		(0.26)		(0.16)
Net Realized Gain	—		—		—		(0.04)		(1.44)		—
Total Distributions	—		(1.14)		(0.53)		(0.48)		(1.70)		(0.16)
Net Asset Value, End of Period	$10.83		$9.73		$10.85		$10.80		$10.93		$10.38
Total Return(3)	11.31	%(4)	(0.19)%		5.46	%(5)	3.16%		22.16%		0.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$10		$14		$14		$13		$11
Ratio of Expenses Before Expense Limitation	21.32	%(6)	18.01%		20.91%		17.86%		21.20%		22.80%
Ratio of Expenses After Expense Limitation	0.71	%(6)(7)	0.71	%(7)	0.69	%(7)(8)	0.72	%(7)	0.74	%(7)	0.74	%(7)
Ratio of Net Investment Income	3.68	%(6)(7)	3.85	%(7)	3.75	%(7)(8)	4.03	%(7)	1.75	%(7)	1.62	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(6)	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	75	%(4)	310%		519%		797%		232%		68%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.76%	3.68%
Class A	December 31, 2023	1.11	3.33
Class C	December 31, 2023	1.86	2.58
Class R6	December 31, 2023	0.71	3.73

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.06		$14.91		$14.03		$22.48		$19.49		$17.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.20		0.33		0.23		0.13		(0.02)		0.04
Net Realized and Unrealized Gain (Loss)	0.49		1.34		0.85		(8.58)		3.01		2.36
Total from Investment Operations	0.69		1.67		1.08		(8.45)		2.99		2.40
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.20)		—		—		(0.01)
Redemption Fees	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.75		$16.06		$14.91		$14.03		$22.48		$19.49
Total Return	4.30	%(3)(4)(15)	12.36	%(3)	7.73	%(5)(6)	(37.59	)%(3)	15.34	%(3)	14.02	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,291		$17,549		$27,525		$36,405		$124,931		$55,533
Ratio of Expenses Before Expense Limitation	3.30	%(7)	3.03%		2.47%		2.30%		2.21%		2.13%
Ratio of Expenses After Expense Limitation	1.25	%(7)(8)	1.25	%(8)	1.12	%(8)(9)	1.24	%(8)	1.51	%(8)	1.90	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.51	%(8)	1.85	%(8)
Ratio of Net Investment Income (Loss)	2.63	%(7)(8)	2.14	%(8)	1.62	%(8)(9)	0.77	%(8)	(0.11	)%(8)	0.24	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	1	%(4)	40%		33%		78%		56%		56%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.93		$14.79		$13.91		$22.37		$19.47		$17.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.18		0.28		0.18		0.10		(0.08)		0.01
Net Realized and Unrealized Gain (Loss)	0.47		1.32		0.84		(8.56)		2.98		2.32
Total from Investment Operations	0.65		1.60		1.02		(8.46)		2.90		2.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)		(0.14)		—		—		(0.01)
Redemption Fees	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.58		$15.93		$14.79		$13.91		$22.37		$19.47
Total Return	4.08	%(4)(12)(15)	11.99	%(12)	7.37	%(6)(13)	(37.82	)%(12)	14.89	%(12)	13.57	%(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,083		$3,540		$4,282		$5,719		$9,154		$8,436
Ratio of Expenses Before Expense Limitation	3.66	%(7)	3.38%		2.84%		2.66%		2.70%		2.44%
Ratio of Expenses After Expense Limitation	1.60	%(7)(8)	1.60	%(8)	1.47	%(8)(9)	1.59	%(8)	1.96	%(8)	2.26	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.96	%(8)	2.20	%(8)
Ratio of Net Investment Income (Loss)	2.28	%(7)(8)	1.79	%(8)	1.27	%(8)(9)	0.68	%(8)	(0.38	)%(8)	0.07	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	1	%(4)	40%		33%		78%		56%		56%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.70		$14.53		$13.68		$22.11		$19.34		$17.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.13		0.20		0.11		0.01		(0.19)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.47		1.30		0.82		(8.44)		2.96		2.30
Total from Investment Operations	0.60		1.50		0.93		(8.43)		2.77		2.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.08)		—		—		(0.01)
Redemption Fees	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.30		$15.70		$14.53		$13.68		$22.11		$19.34
Total Return	3.82	%(3)(4)(15)	11.38	%(3)	6.81	%(5)(6)	(38.13	)%(3)	14.32	%(3)	13.01	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$124		$121		$235		$229		$396		$378
Ratio of Expenses Before Expense Limitation	5.98	%(7)	5.15%		4.38%		4.02%		3.67%		3.44%
Ratio of Expenses After Expense Limitation	2.10	%(7)(8)	2.10	%(8)	1.96	%(8)(9)	2.09	%(8)	2.46	%(8)	2.76	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		2.46	%(8)	2.70	%(8)
Ratio of Net Investment Income (Loss)	1.79	%(7)(8)	1.29	%(8)	0.77	%(8)(9)	0.06	%(8)	(0.86	)%(8)	(0.39	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	1	%(4)	40%		33%		78%		56%		56%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.30		$14.20		$13.36		$21.65		$18.99		$16.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.11		0.15		0.07		(0.02)		(0.24)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.46		1.27		0.81		(8.27)		2.90		2.25
Total from Investment Operations	0.57		1.42		0.88		(8.29)		2.66		2.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.04)		—		—		(0.01)
Redemption Fees	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.87		$15.30		$14.20		$13.36		$21.65		$18.99
Total Return	3.73	%(4)(12)(15)	11.12	%(12)	6.59	%(6)(13)	(38.29	)%(12)	14.01	%(12)	12.74	%(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$234		$300		$419		$485		$897		$843
Ratio of Expenses Before Expense Limitation	5.31	%(7)	4.78%		4.20%		3.75%		3.67%		3.42%
Ratio of Expenses After Expense Limitation	2.35	%(7)(8)	2.35	%(8)	2.21	%(8)(9)	2.34	%(8)	2.71	%(8)	3.00	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		2.71	%(8)	2.95	%(8)
Ratio of Net Investment Income (Loss)	1.53	%(7)(8)	1.04	%(8)	0.52	%(8)(9)	(0.14	)%(8)	(1.13	)%(8)	(0.66	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	1	%(4)	40%		33%		78%		56%		56%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class R6(14)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.13		$14.97		$14.09		$22.48		$19.49		$17.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.21		0.35		0.24		(0.13)		(0.07)		0.09
Net Realized and Unrealized Gain (Loss)	0.48		1.34		0.85		(8.26)		3.06		2.32
Total from Investment Operations	0.69		1.69		1.09		(8.39)		2.99		2.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.53)		(0.21)		—		—		(0.01)
Redemption Fees	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.82		$16.13		$14.97		$14.09		$22.48		$19.49
Total Return	4.28	%(3)(4)(15)	12.45	%(3)	7.76	%(5)(6)	(37.32	)%(3)	15.34	%(3)	14.02	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$36		$40		$40		$40,244		$318
Ratio of Expenses Before Expense Limitation	10.00	%(7)	9.96%		8.23%		2.24%		1.80%		2.20%
Ratio of Expenses After Expense Limitation	1.20	%(7)(8)	1.20	%(8)	1.08	%(8)(9)	1.19	%(8)	1.24	%(8)	1.86	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.24	%(8)	1.80	%(8)
Ratio of Net Investment Income (Loss)	2.68	%(7)(8)	2.19	%(8)	1.67	%(8)(9)	(0.65	)%(8)	(0.29	)%(8)	0.55	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	1	%(4)	40%		33%		78%		56%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  Performance was positively impacted by approximately 0.15% for Class I shares, Class L shares, Class C shares and Class R6 shares and 0.14% for Class A shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 7.58% for Class I shares, 7.23% for Class A shares, 6.66% for Class L shares, 6.44% for Class C shares and 7.61% for Class R6 shares, respectively.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	1.25%	1.49%
Class A	December 31, 2023	1.60	1.14
Class L	December 31, 2023	2.10	0.63
Class C	December 31, 2023	2.35	0.38
Class R6	December 31, 2023	1.20	1.55

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(11)  Amount is less than 0.005%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(14)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(15)  Performance was positively impacted by approximately 1.35% for Class I shares, 1.36% for Class A shares, 1.37% for Class L shares and 1.34% for Class C shares and Class R6 shares due to the reimbursement of litigation payments from prior years. Had this reimbursement not occurred, the total return would have been 2.95% for Class I shares, 2.72% for Class A shares, 2.45% for Class L shares, 2.38% for Class C shares and 2.94% for Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Passport Overseas Equity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.55		$15.00		$13.80		$17.91		$19.03		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.17		0.22		0.18		0.17		0.04
Net Realized and Unrealized Gain (Loss)	3.49		0.92		1.50		(4.06)		0.24		4.41
Total from Investment Operations	3.67		1.09		1.72		(3.88)		0.41		4.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.26)		(0.10)		(0.23)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.54)		(0.52)		(0.23)		(1.53)		(0.01)
Net Asset Value, End of Period	$19.22		$15.55		$15.00		$13.80		$17.91		$19.03
Total Return(2)	23.60	%(3)	7.19%		12.52	%(4)	(21.57)%		2.33%		30.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,621		$86,227		$119,815		$104,002		$153,810		$146,087
Ratio of Expenses Before Expense Limitation	1.10	%(5)	1.10%		1.02%		1.08%		0.95%		1.02%
Ratio of Expenses After Expense Limitation	0.89	%(5)(6)	0.90	%(6)	0.86	%(6)(7)	0.89	%(6)	0.89	%(6)	0.89	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.89	%(6)	0.89	%(6)	0.89	%(6)
Ratio of Net Investment Income	2.14	%(5)(6)	1.05	%(6)	1.48	%(6)(7)	1.18	%(6)	0.87	%(6)	0.24	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.95		$15.37		$14.13		$18.32		$19.43		$14.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.16		0.12		0.18		0.13		0.11		(0.01)
Net Realized and Unrealized Gain (Loss)	3.57		0.95		1.53		(4.13)		0.25		4.51
Total from Investment Operations	3.73		1.07		1.71		(4.00)		0.36		4.50
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.21)		(0.06)		(0.17)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.49)		(0.47)		(0.19)		(1.47)		(0.01)
Net Asset Value, End of Period	$19.68		$15.95		$15.37		$14.13		$18.32		$19.43
Total Return(9)	23.39	%(3)	6.89%		12.15	%(4)	(21.77)%		2.03%		30.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$55,049		$46,959		$50,552		$51,769		$71,668		$69,135
Ratio of Expenses Before Expense Limitation	1.38	%(5)	1.36%		1.28%		1.34%		1.22%		1.31%
Ratio of Expenses After Expense Limitation	1.21	%(5)(6)	1.19	%(6)	1.16	%(6)(7)	1.18	%(6)	1.18	%(6)	1.19	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.18	%(6)	1.18	%(6)	1.19	%(6)
Ratio of Net Investment Income (Loss)	1.82	%(5)(6)	0.76	%(6)	1.18	%(6)(7)	0.88	%(6)	0.55	%(6)	(0.06	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Passport Overseas Equity Portfolio

	Class L
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.78		$15.21		$13.99		$18.16		$19.27		$14.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.11		0.03		0.09		0.05		0.00	(10)	(0.09)
Net Realized and Unrealized Gain (Loss)	3.54		0.94		1.51		(4.09)		0.24		4.47
Total from Investment Operations	3.65		0.97		1.60		(4.04)		0.24		4.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.12)		—		(0.05)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.40)		(0.38)		(0.13)		(1.35)		(0.01)
Net Asset Value, End of Period	$19.43		$15.78		$15.21		$13.99		$18.16		$19.27
Total Return(2)	23.13	%(3)	6.27%		11.51	%(4)	(22.22)%		1.48%		29.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,704		$3,981		$4,206		$4,129		$5,475		$5,718
Ratio of Expenses Before Expense Limitation	1.93	%(5)	1.92%		1.84%		1.90%		1.76%		1.86%
Ratio of Expenses After Expense Limitation	1.74	%(5)(6)	1.75	%(6)	1.71	%(6)(7)	1.74	%(6)	1.74	%(6)	1.74	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.74	%(6)	1.74	%(6)	1.74	%(6)
Ratio of Net Investment Income (Loss)	1.29	%(5)(6)	0.20	%(6)	0.63	%(6)(7)	0.32	%(6)	0.02	%(6)	(0.61	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%
	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.68		$15.12		$13.89		$18.08		$19.22		$14.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		(0.01)		0.06		0.01		(0.02)		(0.12)
Net Realized and Unrealized Gain (Loss)	3.51		0.92		1.50		(4.07)		0.21		4.46
Total from Investment Operations	3.60		0.91		1.56		(4.06)		0.19		4.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(10)	(0.07)		—		(0.03)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.35)		(0.33)		(0.13)		(1.33)		(0.01)
Net Asset Value, End of Period	$19.28		$15.68		$15.12		$13.89		$18.08		$19.22
Total Return(9)	22.96	%(3)	5.98%		11.27	%(4)	(22.43)%		1.23%		29.13%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$278		$274		$433		$459		$821		$144
Ratio of Expenses Before Expense Limitation	2.90	%(5)	2.91%		2.74%		2.54%		2.36%		5.66%
Ratio of Expenses After Expense Limitation	1.99	%(5)(6)	2.00	%(6)	1.96	%(6)(7)	1.99	%(6)	1.99	%(6)	1.99	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.99	%(6)	1.99	%(6)	1.99	%(6)
Ratio of Net Investment Income (Loss)	1.04	%(5)(6)	(0.05	)%(6)	0.37	%(6)(7)	0.05	%(6)	(0.09	)%(6)	(0.81	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Passport Overseas Equity Portfolio

	Class R6(11)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.57		$15.02		$13.82		$17.91		$19.04		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.18		0.23		0.21		0.18		0.04
Net Realized and Unrealized Gain (Loss)	3.49		0.92		1.49		(4.06)		0.23		4.42
Total from Investment Operations	3.68		1.10		1.72		(3.85)		0.41		4.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.26)		(0.11)		(0.24)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.55)		(0.52)		(0.24)		(1.54)		(0.01)
Net Asset Value, End of Period	$19.25		$15.57		$15.02		$13.82		$17.91		$19.04
Total Return(2)	23.64	%(3)	7.24%		12.56	%(4)	(21.45)%		2.39%		30.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34		$27		$16		$23		$32		$14
Ratio of Expenses Before Expense Limitation	7.61	%(5)	9.26%		12.52%		5.55%		10.73%		21.16%
Ratio of Expenses After Expense Limitation	0.84	%(5)(6)	0.85	%(6)	0.81	%(6)(7)	0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Net Investment Income	2.18	%(5)(6)	1.10	%(6)	1.52	%(6)(7)	1.41	%(6)	0.89	%(6)	0.28	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%
	Class IR
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.55		$15.00		$13.81		$17.91		$19.04		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.18		0.23		0.18		0.18		0.04
Net Realized and Unrealized Gain (Loss)	3.49		0.92		1.48		(4.04)		0.23		4.42
Total from Investment Operations	3.68		1.10		1.71		(3.86)		0.41		4.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.26)		(0.11)		(0.24)		(0.01)
Net Realized Gain	—		(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	—		(0.55)		(0.52)		(0.24)		(1.54)		(0.01)
Net Asset Value, End of Period	$19.23		$15.55		$15.00		$13.81		$17.91		$19.04
Total Return(2)	23.67	%(3)	7.25%		12.49	%(4)	(21.51)%		2.39%		30.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$14		$13		$11		$14		$14
Ratio of Expenses Before Expense Limitation	13.38	%(5)	15.19%		19.62%		18.22%		14.38%		20.70%
Ratio of Expenses After Expense Limitation	0.84	%(5)(6)	0.85	%(6)	0.81	%(6)(7)	0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Net Investment Income	2.19	%(5)(6)	1.10	%(6)	1.52	%(6)(7)	1.21	%(6)	0.92	%(6)	0.29	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	27	%(3)	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Passport Overseas Equity Portfolio

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.89%	1.45%
Class A	December 31, 2023	1.19	1.15
Class L	December 31, 2023	1.74	0.60
Class C	December 31, 2023	1.99	0.34
Class R6	December 31, 2023	0.84	1.49
Class IR	December 31, 2023	0.85	1.48

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Amount is less than $0.005 per share.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Permanence Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.78		$12.75		$11.16		$14.42		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.05		0.04		(0.02)		0.00	(4)	(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.52		1.82		2.84		(2.93)		2.39		5.51
Total from Investment Operations	2.53		1.87		2.88		(2.95)		2.39		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		—		(0.04)		(0.11)		—
Net Realized Gain	—		(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.84)		(1.29)		(0.31)		(2.62)		(0.86)
Net Asset Value, End of Period	$15.31		$12.78		$12.75		$11.16		$14.42		$14.65
Total Return(5)	19.89	%(6)	13.78%		26.44	%(7)	(20.55)%		16.85%		55.46	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,759		$3,971		$3,624		$3,117		$3,807		$3,147
Ratio of Expenses Before Expense Limitation	6.56	%(8)	7.16%		7.44%		8.14%		7.49%		10.85	%(8)
Ratio of Expenses After Expense Limitation	0.85	%(8)(9)	0.85	%(9)	0.65	%(9)(10)	0.85	%(9)	0.85	%(9)	0.85	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(8)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.11	%(8)(9)	0.35	%(9)	0.31	%(9)(10)	(0.14	)%(9)	0.01	%(9)	(0.02	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	28	%(6)	74%		100%		57%		70%		68	%(6)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.59		$12.60		$11.07		$14.31		$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.00	)(4)	(0.01)		(0.06)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	2.49		1.78		2.83		(2.91)		2.37		5.48
Total from Investment Operations	2.47		1.78		2.82		(2.97)		2.32		5.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		—		—		(0.11)		—
Net Realized Gain	—		(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.79)		(1.29)		(0.27)		(2.62)		(0.86)
Net Asset Value, End of Period	$15.06		$12.59		$12.60		$11.07		$14.31		$14.61
Total Return(12)	19.62	%(6)	13.39%		26.11	%(7)	(20.83)%		16.41%		55.05	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$627		$553		$660		$303		$324		$256
Ratio of Expenses Before Expense Limitation	7.31	%(8)	7.95%		8.09%		9.60%		8.83%		17.41	%(8)
Ratio of Expenses After Expense Limitation	1.20	%(8)(9)	1.20	%(9)	1.03	%(9)(10)	1.20	%(9)	1.20	%(9)	1.20	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.20	%(8)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.25	)%(8)(9)	(0.01	)%(9)	(0.07	)%(9)(10)	(0.51	)%(9)	(0.33	)%(9)	(0.06	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	28	%(6)	74%		100%		57%		70%		68	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Permanence Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.21		$12.23		$10.86		$14.16		$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.10)		(0.09)		(0.13)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.40		1.73		2.75		(2.90)		2.35		5.49
Total from Investment Operations	2.34		1.63		2.66		(3.03)		2.18		5.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—		—		(0.03)		—
Net Realized Gain	—		(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.65)		(1.29)		(0.27)		(2.54)		(0.86)
Net Asset Value, End of Period	$14.55		$12.21		$12.23		$10.86		$14.16		$14.52
Total Return(12)	19.16	%(6)	12.58%		25.15	%(7)	(21.47)%		15.52%		54.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$32		$48		$20		$26		$21
Ratio of Expenses Before Expense Limitation	13.48	%(8)	13.89%		14.88%		19.54%		18.17%		24.15	%(8)
Ratio of Expenses After Expense Limitation	1.95	%(8)(9)	1.95	%(9)	1.71	%(9)(10)	1.95	%(9)	1.95	%(9)	1.95	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.95	%(8)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.00	)%(8)(9)	(0.77	)%(9)	(0.75	)%(9)(10)	(1.24	)%(9)	(1.09	)%(9)	(1.08	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	28	%(6)	74%		100%		57%		70%		68	%(6)
	Class R6(13)
	Six Months Ended June 30, 2025		Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.80		$12.77		$11.17		$14.43		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.06		0.05		(0.01)		0.01		0.00	(4)
Net Realized and Unrealized Gain (Loss)	2.52		1.81		2.84		(2.94)		2.40		5.51
Total from Investment Operations	2.53		1.87		2.89		(2.95)		2.41		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		—		(0.04)		(0.12)		—
Net Realized Gain	—		(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.84)		(1.29)		(0.31)		(2.63)		(0.86)
Net Asset Value, End of Period	$15.33		$12.80		$12.77		$11.17		$14.43		$14.65
Total Return(5)	19.77	%(6)	13.90%		26.51	%(7)	(20.50)%		16.95%		55.45	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83		$69		$61		$44		$18		$16
Ratio of Expenses Before Expense Limitation	9.30	%(8)	10.50%		11.18%		12.68%		20.29%		25.34	%(8)
Ratio of Expenses After Expense Limitation	0.80	%(8)(9)	0.80	%(9)	0.61	%(9)(10)	0.80	%(9)	0.80	%(9)	0.80	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(8)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.16	%(8)(9)	0.40	%(9)	0.35	%(9)(10)	(0.06	)%(9)	0.07	%(9)	0.03	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	28	%(6)	74%		100%		57%		70%		68	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Consolidated Financial Highlights

Permanence Portfolio

(7)  Performance was positively impacted by approximately 0.19% for Class I shares, 0.29% for Class A shares, 0.31% for Class C shares and 0.20% for Class R6 shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 26.25% for Class I shares, 25.82% for Class A shares, 24.84% for Class C shares and 26.31% for Class R6 shares, respectively.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.85%	0.11%
Class A	December 31, 2023	1.20	(0.24)
Class C	December 31, 2023	1.95	(0.99)
Class R6	December 31, 2023	0.80	0.16

(11)  Amount is less than 0.005%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$29.61		$23.04		$19.58		$24.59		$18.09		$14.61
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.02		0.10		0.08		0.05		0.06
Net Realized and Unrealized Gain (Loss)	1.88		6.57		3.43		(5.05)		6.46		3.47
Total from Investment Operations	1.92		6.59		3.53		(4.97)		6.51		3.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.07)		(0.03)		(0.01)		—
Net Realized Gain	—		—		—		(0.01)		—		(0.05)
Total Distributions	—		(0.02)		(0.07)		(0.04)		(0.01)		(0.05)
Net Asset Value, End of Period	$31.53		$29.61		$23.04		$19.58		$24.59		$18.09
Total Return(2)	6.48	%(3)	28.61%		18.06	%(4)	(20.21)%		35.99%		24.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$256,480		$259,853		$144,907		$151,003		$110,286		$20,377
Ratio of Expenses Before Expense Limitation	0.86	%(5)	0.84%		0.91%		0.95%		1.07%		1.97%
Ratio of Expenses After Expense Limitation	0.80	%(5)(6)	0.80	%(6)	0.79	%(6)(7)	0.80	%(6)	0.80	%(6)	0.80	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(5)(6)	0.80	%(6)	N/A		0.80	%(6)	0.80	%(6)	0.79	%(6)
Ratio of Net Investment Income	0.24	%(5)(6)	0.08	%(6)	0.48	%(6)(7)	0.37	%(6)	0.21	%(6)	0.42	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	32%		45%		23%		26%		54%
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$29.26		$22.82		$19.40		$24.39		$17.99		$14.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.05)		0.04		0.01		(0.01)		0.01
Net Realized and Unrealized Gain (Loss)	1.87		6.49		3.40		(4.99)		6.41		3.45
Total from Investment Operations	1.86		6.44		3.44		(4.98)		6.40		3.46
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		—		—		—
Net Realized Gain	—		—		—		(0.01)		—		(0.05)
Total Distributions	—		—		(0.02)		(0.01)		—		(0.05)
Net Asset Value, End of Period	$31.12		$29.26		$22.82		$19.40		$24.39		$17.99
Total Return(9)	6.36	%(3)	28.22%		17.71	%(4)	(20.42)%		35.58%		23.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,107		$76,184		$46,123		$41,802		$34,693		$5,807
Ratio of Expenses Before Expense Limitation	1.11	%(5)	1.10%		1.16%		1.19%		1.36%		2.29%
Ratio of Expenses After Expense Limitation	1.09	%(5)(6)	1.07	%(6)	1.08	%(6)(7)	1.09	%(6)	1.09	%(6)	1.12	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09	%(5)(6)	1.07	%(6)	N/A		1.09	%(6)	1.09	%(6)	1.11	%(6)
Ratio of Net Investment Income (Loss)	(0.05	)%(5)(6)	(0.19	)%(6)	0.19	%(6)(7)	0.07	%(6)	(0.06	)%(6)	0.07	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	32%		45%		23%		26%		54%

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$27.66		$21.73		$18.61		$23.56		$17.51		$14.30
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.24)		(0.11)		(0.13)		(0.17)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.76		6.17		3.23		(4.81)		6.22		3.36
Total from Investment Operations	1.65		5.93		3.12		(4.94)		6.05		3.26
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.01)		—		(0.05)
Net Asset Value, End of Period	$29.31		$27.66		$21.73		$18.61		$23.56		$17.51
Total Return(9)	5.97	%(3)	27.29%		16.77	%(4)	(20.97)%		34.55%		22.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,740		$48,126		$31,178		$36,707		$22,638		$3,353
Ratio of Expenses Before Expense Limitation	1.87	%(5)	1.85%		1.92%		1.91%		2.12%		3.07%
Ratio of Expenses After Expense Limitation	1.85	%(5)(6)	1.83	%(6)	1.84	%(6)(7)	1.81	%(6)	1.84	%(6)	1.90	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(5)(6)	1.83	%(6)	N/A		1.81	%(6)	1.84	%(6)	1.90	%(6)
Ratio of Net Investment Loss	(0.81	)%(5)(6)	(0.94	)%(6)	(0.57	)%(6)(7)	(0.65	)%(6)	(0.80	)%(6)	(0.68	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	32%		45%		23%		26%		54%
	Class R6(10)
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$29.63		$23.05		$19.60		$24.61		$18.10		$14.61
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.04		0.11		0.06		0.06		0.07
Net Realized and Unrealized Gain (Loss)	1.89		6.57		3.42		(5.02)		6.47		3.47
Total from Investment Operations	1.93		6.61		3.53		(4.96)		6.53		3.54
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.08)		(0.04)		(0.02)		—
Net Realized Gain	—		—		—		(0.01)		—		(0.05)
Total Distributions	—		(0.03)		(0.08)		(0.05)		(0.02)		(0.05)
Net Asset Value, End of Period	$31.56		$29.63		$23.05		$19.60		$24.61		$18.10
Total Return(2)	6.51	%(3)	28.69%		18.05	%(4)	(20.16)%		36.06%		24.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$746		$707		$19		$9		$285		$18
Ratio of Expenses Before Expense Limitation	1.07	%(5)	1.60%		19.75%		3.92%		2.20%		13.73%
Ratio of Expenses After Expense Limitation	0.75	%(5)(6)	0.75	%(6)	0.73	%(6)(7)	0.75	%(6)	0.75	%(6)	0.75	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75	%(5)(6)	0.75	%(6)	N/A		0.75	%(6)	0.75	%(6)	0.75	%(6)
Ratio of Net Investment Income	0.29	%(5)(6)	0.14	%(6)	0.54	%(6)(7)	0.28	%(6)	0.25	%(6)	0.50	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	32%		45%		23%		26%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

US Core Portfolio

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.80%	0.47%
Class A	December 31, 2023	1.09	0.18
Class C	December 31, 2023	1.85	(0.58)
Class R6	December 31, 2023	0.75	0.52

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Vitality Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.81		$6.38		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.02)		(0.00	)(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.45)		(0.55)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.47)		(0.57)		0.54		(3.83)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	—		—		—
Paid-in-Capital	—		—		—		(0.18)		—
Total Distributions	—		(0.00	)(3)	—		(0.18)		—
Net Asset Value, End of Period	$5.34		$5.81		$6.38		$5.84		$9.85
Total Return	(8.09	)%(4)(5)	(8.87	)%(4)	9.25	%(4)(6)	(39.84	)%(4)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,776		$1,933		$2,190		$1,891		$2,765
Ratio of Expenses Before Expense Limitation	13.43	%(8)	11.44%		13.74%		12.50%		595.07	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(8)(9)	0.94	%(9)	0.60	%(9)(10)	0.94	%(9)	0.95	%(8)
Ratio of Net Investment Loss	(0.56	)%(8)(9)	(0.39	)%(9)	(0.02	)%(9)(10)	(0.58	)%(9)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	12	%(5)	19%		13%		22%		0	%(5)
	Class A
	Six Months Ended June 30, 2025		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.78		$6.36		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.05)		(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.46)		(0.53)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.48)		(0.58)		0.52		(3.85)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		—		(0.16)		—
Net Asset Value, End of Period	$5.30		$5.78		$6.36		$5.84		$9.85
Total Return	(8.30	)%(5)(12)	(9.12	)%(12)	8.90	%(6)(12)	(40.06	)%(12)	(1.50	)%(5)(13)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27		$30		$35		$33		$49
Ratio of Expenses Before Expense Limitation	20.04	%(8)	17.78%		20.21%		18.13%		598.74	%(8)
Ratio of Expenses After Expense Limitation	1.30	%(8)(9)	1.29	%(9)	0.96	%(9)(10)	1.29	%(9)	1.30	%(8)
Ratio of Net Investment Loss	(0.91	)%(8)(9)	(0.73	)%(9)	(0.38	)%(9)(10)	(0.93	)%(9)	(1.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	12	%(5)	19%		13%		22%		0	%(5)

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Vitality Portfolio

	Class C
	Six Months Ended June 30, 2025		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.70		$6.32		$5.85		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.09)		(0.07)		(0.11)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.44)		(0.53)		0.54		(3.78)		(0.15)
Total from Investment Operations	(0.49)		(0.62)		0.47		(3.89)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		—		(0.11)		—
Net Asset Value, End of Period	$5.21		$5.70		$6.32		$5.85		$9.85
Total Return	(8.60	)%(5)(12)	(9.81	)%(12)	8.03	%(6)(12)	(40.45	)%(12)	(1.50	)%(5)(13)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27		$29		$32		$30		$49
Ratio of Expenses Before Expense Limitation	21.12	%(8)	19.10%		21.67%		19.32%		599.49	%(8)
Ratio of Expenses After Expense Limitation	2.05	%(8)(9)	2.04	%(9)	1.71	%(9)(10)	2.04	%(9)	2.05	%(8)
Ratio of Net Investment Loss	(1.67	)%(8)(9)	(1.49	)%(9)	(1.13	)%(9)(10)	(1.68	)%(9)	(2.05	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	12	%(5)	19%		13%		22%		0	%(5)
	Class R6(14)
	Six Months Ended June 30, 2025		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.82		$6.39		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)		0.00	(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.46)		(0.54)		0.55		(3.78)		(0.15)
Total from Investment Operations	(0.47)		(0.56)		0.55		(3.82)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—
Paid-in-Capital	—		—		—		(0.19)		—
Total Distributions	—		(0.01)		—		(0.19)		—
Net Asset Value, End of Period	$5.35		$5.82		$6.39		$5.84		$9.85
Total Return	(8.08	)%(4)(5)	(8.81	)%(4)	9.42	%(4)(6)	(39.81	)%(4)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28		$30		$33		$30		$49
Ratio of Expenses Before Expense Limitation	19.87	%(8)	17.86%		20.55%		18.29%		598.49	%(8)
Ratio of Expenses After Expense Limitation	0.90	%(8)(9)	0.89	%(9)	0.55	%(9)(10)	0.89	%(9)	0.90	%(8)
Ratio of Net Investment Income (Loss)	(0.50	)%(8)(9)	(0.33	)%(9)	0.03	%(9)(10)	(0.54	)%(9)	(0.90	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.01%		NA
Portfolio Turnover Rate	12	%(5)	19%		13%		22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.34% for all share classes due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 8.91% for Class I shares, 8.56% for Class A shares, 7.69% for Class C shares and 9.08% for Class R6 shares, respectively.

(7)  Calculated using the NAV for US GAAP financial reporting purposes.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025

Financial Highlights

Vitality Portfolio

(10)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.36)%
Class A	December 31, 2023	1.29	(0.71)
Class C	December 31, 2023	2.04	(1.46)
Class R6	December 31, 2023	0.89	(0.31)

(11)  Amount is less than 0.005%.

(12)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(13)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(14)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment objectives of each fund are as follows:

Fund	Fund Objective	Issued Classes
Advantage Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, L, C, R6
American Resilience Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Asia Opportunity Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, C, R6
Developing Opportunity Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, C, R6
Emerging Markets ex China Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Emerging Markets Leaders Portfolio	Seeks long-term capital appreciation.	I, A, C, R6, IR
Emerging Markets Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	I, A, L, C, R6, IR
Global Concentrated Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Global Core Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Global Endurance Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Global Franchise Portfolio	Seeks long-term capital appreciation.	I, A, L, C, R6
Global Insight Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, L, C, R6
Global Opportunity Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Global Permanence Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, C, R6
Global Stars Portfolio	Seeks long-term capital appreciation.	I, A, L, C, R6
Growth Portfolio (consolidated)	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	I, A, L, C, R6, IR
Inception Portfolio (consolidated)	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.	I, A, L, C, R6
International Advantage Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, L, C, R6
International Equity Portfolio	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.	I, A, L, C, R6
International Opportunity Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
International Resilience Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Multi-Asset Real Return Portfolio (consolidated)	Seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.	I, A, C, R6
Next Gen Emerging Markets Portfolio	Seeks long-term capital appreciation.	I, A, L, C, R6
Passport Overseas Equity Portfolio	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Permanence Portfolio (consolidated)	Seeks long-term capital appreciation.	I, A, C, R6
US Core Portfolio	Seeks long-term capital appreciation.	I, A, C, R6
Vitality Portfolio	Seeks long-term capital appreciation.	I, A, C, R6

Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, each Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of each Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Certain Funds may invest up to 25% of their total assets in a wholly-owned subsidiary of a Fund organized as a company under the laws of the Cayman Islands. Each subsidiary (except Multi-Asset Real Return Cayman Portfolio, Ltd) may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Multi-Asset Real Return Cayman Portfolio, Ltd may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Funds are the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The portfolio of investments and financial statements include the positions and accounts of the Funds and the Subsidiary. All intercompany accounts and transactions of the Funds and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Funds. As of June 30, 2025, the following table represents the percentage of net assets of each Subsidiary.

Fund	Subsidiary	Value (000)	% of Net Assets
Advantage Portfolio (consolidated)	Advantage Cayman Portfolio, Ltd.	$6,265	2.73%
Asia Opportunity Portfolio (consolidated)	Asia Opportunity Cayman Portfolio, Ltd.	—	—
Developing Opportunity Portfolio (consolidated)	Developing Opportunity Cayman Portfolio, Ltd.	—	—
Global Insight Portfolio (consolidated)	Global Insight Cayman Portfolio, Ltd.	1,732	2.63
Global Opportunity Portfolio (consolidated)	Global Opportunity Cayman Portfolio, Ltd.	—	—
Global Permanence Portfolio (consolidated)	Global Permanence Cayman Portfolio, Ltd.	132	3.13
Growth Portfolio (consolidated)	Growth Cayman Portfolio, Ltd.	132,971	2.96
Inception Portfolio (consolidated)	Inception Cayman Portfolio, Ltd.	12,849	3.78
International Advantage Portfolio (consolidated)	International Advantage Cayman Portfolio, Ltd.	—	—
International Opportunity Portfolio (consolidated)	International Opportunity Cayman Portfolio, Ltd.	—	—
Multi-Asset Real Return Portfolio (consolidated)	Multi-Asset Real Return Cayman Portfolio, Ltd.	593	6.87
Permanence Portfolio (consolidated)	Permanence Cayman Portfolio, Ltd.	178	3.24

Investments in the Subsidiary are expected to provide the Funds with exposure to the commodity or bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of each Fund's taxable income and distributions. If such changes occur, each Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect each Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Company's Board of Directors (the"Directors") or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

provided by the clearinghouse or exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from reputable broker/dealer or valued by a pricing service/vendor; (6) PIPE investments maybe valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) fixed income securities may be valued by an outside pricing service/vendor approved by the Directors. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Funds use a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2025:

Advantage Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$13,598	$—	$—	$13,598
Biotechnology	2,072	—	—	2,072
Broadline Retail	13,743	—	—	13,743
Capital Markets	7,400	—	—	7,400
Entertainment	13,161	—	—	13,161
Financial Services	4,436	7,783	—	12,219
Ground Transportation	3,330	—	—	3,330
Hotels, Restaurants & Leisure	20,741	—	—	20,741
Information Technology Services	54,494	—	—	54,494
Life Sciences Tools & Services	3,076	—	—	3,076
Media	7,915	—	—	7,915
Pharmaceuticals	10,642	—	—	10,642
Semiconductors & Semiconductor Equipment	5,564	—	—	5,564
Software	24,790	—	—	24,790
Specialized REITs	3,368	—	—	3,368
Specialty Retail	2,968	—	—	2,968
Textiles, Apparel & Luxury Goods	—	3,164	—	3,164
Trading Companies & Distributors	5,849	—	—	5,849
Total Common Stocks	197,147	10,947	—	208,094
Investment Company	6,266	—	—	6,266
Call Options Purchased	—	205	—	205
Short-Term Investment
Investment Company	15,134	—	—	15,134
Total Assets	$218,547	$11,152	$—	$229,699

American Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks	$1,293	(1)	$—	$—		$1,293
Warrants	—		—	—	†	—	†
Short-Term Investment
Investment Company	27		—	—		27
Total Assets	$1,320		$—	$—	†	$1,320	†

(1)  The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

†  Includes a security valued at zero.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

Asia Opportunity Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$9,151	$15,575	$—	$24,726
Beverages	—	6,682	—	6,682
Broadline Retail	13,236	—	—	13,236
Consumer Finance	3,922	—	—	3,922
Ground Transportation	11,369	—	—	11,369
Health Care Equipment & Supplies	—	1,547	—	1,547
Hotels, Restaurants & Leisure	11,370	15,684	—	27,054
Insurance	—	4,339	—	4,339
Interactive Media & Services	405	13,859	—	14,264
Real Estate Management & Development	3,457	2,515	—	5,972
Semiconductors & Semiconductor Equipment	—	6,875	—	6,875
Textiles, Apparel & Luxury Goods	—	4,514	—	4,514
Total Common Stocks	52,910	71,590	—	124,500
Short-Term Investments
Investment Company	4,324	—	—	4,324
Repurchase Agreements	—	54	—	54
Total Short-Term Investments	4,324	54	—	4,378
Total Assets	$57,234	$71,644	$—	$128,878

Developing Opportunity Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$4,552	$4,626	$—	$9,178
Beverages	—	1,651	—	1,651
Broadline Retail	7,021	531	—	7,552
Consumer Finance	838	—	—	838
Ground Transportation	2,890	—	—	2,890
Health Care Equipment & Supplies	—	323	—	323
Hotels, Restaurants & Leisure	3,001	4,668	—	7,669
Insurance	—	199	—	199
Interactive Media & Services	127	3,946	—	4,073
Real Estate Management & Development	892	596	—	1,488

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$2,194	$—	$2,194
Textiles, Apparel & Luxury Goods	—	1,233	—	1,233
Water Utilities	1,465	—	—	1,465
Total Common Stocks	20,786	19,967	—	40,753
Short-Term Investment
Investment Company	1,774	—	—	1,774
Total Assets	$22,560	$19,967	$—	$42,527

Emerging Markets ex China Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$35	$—	$35
Automobile Components	—	46	—	46
Automobiles	—	329	—	329
Banks	351	1,280	—	1,631
Beverages	—	36	—	36
Broadline Retail	50	78	—	128
Capital Markets	—	111	—	111
Chemicals	—	66	—	66
Construction & Engineering	—	97	—	97
Construction Materials	—	121	—	121
Consumer Finance	—	154	—	154
Consumer Staples Distribution & Retail	126	58	—	184
Electrical Equipment	85	157	—	242
Electronic Equipment, Instruments & Components	—	273	—	273
Entertainment	—	25	—	25
Food Products	93	129	—	222
Health Care Providers & Services	127	267	—	394
Hotels, Restaurants & Leisure	36	—	—	36
Household Products	47	—	—	47
Industrial REITs	38	—	—	38
Information Technology Services	58	78	—	136
Insurance	—	261	—	261
Interactive Media & Services	—	50	—	50
Machinery	—	30	—	30
Metals & Mining	47	326	—	373
Oil, Gas & Consumable Fuels	—	224	—	224
Personal Care Products	—	23	—	23
Real Estate Management & Development	—	82	—	82
Semiconductors & Semiconductor Equipment	—	1,674	—	1,674
Tech Hardware, Storage & Peripherals	—	539	—	539
Tobacco	—	45	—	45
Wireless Telecommunication Services	—	29	—	29
Total Common Stocks	1,058	6,623	—	7,681
Short-Term Investment
Investment Company	282	—	—	282
Total Assets	$1,340	$6,623	$—	$7,963

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Emerging Markets Leaders Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$3,749	$—	$3,749
Automobiles	—	1,873	—	1,873
Banks	8,865	18,007	—	26,872
Beverages	319	6,780	—	7,099
Broadline Retail	16,627	—	—	16,627
Building Products	—	3,326	—	3,326
Capital Markets	9,463	—	—	9,463
Construction Materials	—	4,305	—	4,305
Consumer Finance	—	87	—	87
Consumer Staples Distribution & Retail	5,250	—	—	5,250
Electrical Equipment	2,792	9,792	—	12,584
Electronic Equipment, Instruments & Components	—	5,003	—	5,003
Entertainment	4,808	—	—	4,808
Ground Transportation	9,596	—	—	9,596
Health Care Providers & Services	—	1,306	—	1,306
Hotels, Restaurants & Leisure	—	2,853	—	2,853
Information Technology Services	598	—	—	598
Life Sciences Tools & Services	—	4,838	—	4,838
Machinery	—	1,846	—	1,846
Pharmaceuticals	—	699	—	699
Real Estate Management & Development	—	3,884	—	3,884
Semiconductors & Semiconductor Equipment	—	11,922	—	11,922
Textiles, Apparel & Luxury Goods	—	5,202	—	5,202
Wireless Telecommunication Services	—	7,513	—	7,513
Total Common Stocks	58,318	92,985	—	151,303
Short-Term Investment
Investment Company	2,954	—	—	2,954
Total Assets	$61,272	$92,985	$—	$154,257

Emerging Markets Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$2,783	$—	$2,783
Automobiles	—	27,337	—	27,337
Banks	27,819	91,449	—	119,268
Beverages	—	4,914	—	4,914
Broadline Retail	5,060	23,646	—	28,706
Capital Markets	1,522	11,372	—	12,894
Chemicals	—	4,226	—	4,226
Construction & Engineering	—	7,533	—	7,533
Construction Materials	—	4,795	—	4,795
Consumer Finance	—	9,325	—	9,325
Consumer Staples Distribution & Retail	10,721	3,992	—	14,713
Electrical Equipment	9,541	11,786	—	21,327
Electronic Equipment, Instruments & Components	—	15,921	—	15,921
Entertainment	—	6,599	—	6,599
Financial Services	—	3,097	—	3,097
Food Products	3,300	7,172	—	10,472
Health Care Providers & Services	5,570	6,168	—	11,738
Hotels, Restaurants & Leisure	14,023	5,452	—	19,475
Household Products	6,256	—	—	6,256
Industrial REITs	2,856	—	—	2,856
Information Technology Services	7,207	—	—	7,207

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$—	$12,628	$—	$12,628
Interactive Media & Services	—	33,271	—	33,271
Machinery	—	6,288	—	6,288
Metals & Mining	2,936	8,440	—	11,376
Oil, Gas & Consumable Fuels	—	12,572	—	12,572
Personal Care Products	—	1,357	—	1,357
Pharmaceuticals	—	3,233	—	3,233
Real Estate Management & Development	—	5,305	—	5,305
Semiconductors & Semiconductor Equipment	—	93,730	—	93,730
Tech Hardware, Storage & Peripherals	—	37,219	—	37,219
Tobacco	—	3,247	—	3,247
Total Common Stocks	96,811	464,857	—	561,668
Short-Term Investments
Investment Company	18,785	—	—	18,785
Total Assets	$115,596	$464,857	$—	$580,453

Global Concentrated Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$17,245	$—	$—	$17,245
Banks	35,442	—	—	35,442
Capital Markets	28,284	—	—	28,284
Commercial Services & Supplies	10,894	—	—	10,894
Construction Materials	17,434	—	—	17,434
Consumer Staples Distribution & Retail	16,574	—	—	16,574
Entertainment	22,764	—	—	22,764
Financial Services	8,976	—	—	8,976
Insurance	19,296	—	—	19,296
Interactive Media & Services	20,119	—	—	20,119
Pharmaceuticals	3,233	—	—	3,233
Real Estate Management & Development	13,664	—	—	13,664
Semiconductors & Semiconductor Equipment	47,228	—	—	47,228
Software	20,760	—	—	20,760
Specialty Retail	4,633	—	—	4,633
Trading Companies & Distributors	6,928	—	—	6,928
Total Common Stocks	293,474	—	—	293,474
Short-Term Investment
Investment Company	2,394	—	—	2,394
Total Assets	$295,868	$—	$—	$295,868

Global Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$544	$—	$—	$544
Automobiles	2,955	—	—	2,955
Banks	5,735	—	—	5,735
Broadline Retail	2,893	—	—	2,893
Capital Markets	3,943	—	—	3,943
Chemicals	132	—	—	132
Commercial Services & Supplies	792	—	—	792

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Construction Materials	$2,460	$—	$—	$2,460
Consumer Staples Distribution & Retail	341	—	—	341
Diversified Telecommunication Services	94	—	—	94
Entertainment	2,233	—	—	2,233
Financial Services	891	—	—	891
Hotels, Restaurants & Leisure	82	—	—	82
Information Technology Services	281	—	—	281
Insurance	2,603	—	—	2,603
Interactive Media & Services	2,716	—	—	2,716
Oil, Gas & Consumable Fuels	748	—	—	748
Professional Services	88	—	—	88
Real Estate Management & Development	1,249	—	—	1,249
Semiconductors & Semiconductor Equipment	5,089	—	—	5,089
Software	2,339	—	—	2,339
Specialized REITs	—	26	—	26
Specialty Retail	1,777	—	—	1,777
Tech Hardware, Storage & Peripherals	1,911	—	—	1,911
Textiles, Apparel & Luxury Goods	1,214	190	—	1,404
Trading Companies & Distributors	1,036	—	—	1,036
Total Assets	$44,146	$216	$—	$44,362

Global Endurance

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$724	$—	$—	$724
Biotechnology	3,391	—	—	3,391
Broadline Retail	586	—	—	586
Financial Services	293	268	—	561
Health Care Providers & Services	1,414	—	—	1,414
Hotels, Restaurants & Leisure	—	2,107	—	2,107
Household Durables	1,155	3,528	—	4,683
Life Sciences Tools & Services	1,062	—	—	1,062
Machinery	452	—	—	452
Oil, Gas & Consumable Fuels	754	—	—	754
Pharmaceuticals	2,693	—	—	2,693
Real Estate Management & Development	288	—	—	288
Semiconductors & Semiconductor Equipment	909	—	—	909
Software	4,481	658	—	5,139
Specialty Retail	2,475	—	—	2,475
Trading Companies & Distributors	1,950	—	—	1,950
Total Common Stocks	22,627	6,561	—	29,188
Short-Term Investments
Investment Company	677	—	—	677
Repurchase Agreements	—	66	—	66
Total Short-Term Investments	677	66	—	743
Total Assets	$23,304	$6,627	$—	$29,931

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Global Franchise Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$99,425	$—	$—	$99,425
Capital Markets	266,553	—	—	266,553
Electronic Equipment, Instruments & Components	33,773	—	—	33,773
Financial Services	203,567	—	—	203,567
Health Care Equipment & Supplies	98,387	—	—	98,387
Hotels, Restaurants & Leisure	97,630	—	—	97,630
Household Products	79,527	—	—	79,527
Information Technology Services	93,290	—	—	93,290
Insurance	192,416	—	—	192,416
Interactive Media & Services	96,955	—	—	96,955
Life Sciences Tools & Services	68,873	—	—	68,873
Machinery	55,804	—	—	55,804
Personal Care Products	—	126,230	—	126,230
Pharmaceuticals	64,561	80,286	—	144,847
Professional Services	145,573	137,110	—	282,683
Software	379,298	212,707	—	592,005
Specialty Retail	38,284	—	—	38,284
Textiles, Apparel & Luxury Goods	—	41,792	—	41,792
Tobacco	38,632	—	—	38,632
Total Common Stocks	2,052,548	598,125	—	2,650,673
Short-Term Investment
Investment Company	44,958	—	—	44,958
Total Assets	$2,097,506	$598,125	$—	$2,695,631

Global Insight Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$3,758	$—	$—	$3,758
Banks	174	—	—	174
Biotechnology	1,575	—	—	1,575
Broadline Retail	8,508	—	—	8,508
Entertainment	2,643	—	—	2,643
Financial Services	5,629	3,208	—	8,837
Ground Transportation	675	—	—	675
Health Care Providers & Services	423	—	—	423
Hotels, Restaurants & Leisure	1,705	—	—	1,705
Household Durables	—	71	—	71
Information Technology Services	13,949	—	—	13,949
Pharmaceuticals	3,140	—	—	3,140
Real Estate Management & Development	1,607	—	—	1,607
Software	10,392	—	—	10,392
Tech Hardware, Storage & Peripherals	2,421	—	—	2,421
Trading Companies & Distributors	3,208	—	—	3,208
Total Common Stocks	59,807	3,279	—	63,086

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$28	$28
Investment Company	1,732	—	—	1,732
Call Options Purchased	—	65	—	65
Short-Term Investment
Investment Company	1,004	—	—	1,004
Total Assets	62,543	3,344	28	65,915
Liabilities:
Derivative Contract — PIPE	—	—	(52)	(52)
Total	$62,543	$3,344	$(24)	$65,863

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$33	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(52)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(5)	—
Realized gains (losses)	—	—
Ending Balance	$28	$(52)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$(5)	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2025:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$28	Market Transaction Method	Precedent Transaction	$4.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	17.0% 3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.3x	Increase
			Discount for Lack of Marketability	6.0%	Decrease
PIPE	(52)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Global Opportunity Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$168,866	$—		$168,866
Banks	188,551	106,617	—		295,168
Broadline Retail	472,947	—	—		472,947
Capital Markets	—	46,979	—		46,979
Electrical Equipment	—	137,575	—		137,575
Electronic Equipment, Instruments & Components	—	28,828	—	†	28,828	†
Entertainment	373,320	—	—		373,320
Financial Services	276,046	—	—		276,046
Ground Transportation	247,189	—	—		247,189
Hotels, Restaurants & Leisure	342,812	56,974	—		399,786
Information Technology Services	83,826	—	—		83,826
Interactive Media & Services	265,921	—	—		265,921
Semiconductors & Semiconductor Equipment	—	133,861	—		133,861
Software	241,555	—	—		241,555
Textiles, Apparel & Luxury Goods	23,483	182,368	—		205,851
Total Common Stocks	2,515,650	862,068	—	†	3,377,718	†
Short-Term Investment
Investment Company	151,722	—	—		151,722
Total Assets	$2,667,372	$862,068	$—	†	$3,529,440	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

Global Permanence Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$315	$—	$315
Automobiles	4	—	—	4
Banks	10	—	—	10
Beverages	48	2	—	50
Capital Markets	149	—	—	149
Chemicals	4	—	—	4
Commercial Services & Supplies	12	35	—	47

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Entertainment	$—	$5	$—		$5
Financial Services	79	—	—		79
Ground Transportation	189	—	—		189
Health Care Equipment & Supplies	—	4	—		4
Hotels, Restaurants & Leisure	23	37	—		60
Household Durables	—	37	—		37
Information Technology Services	568	—	—		568
Insurance	4	—	—		4
Life Sciences Tools & Services	92	210	—		302
Metals & Mining	251	—	—		251
Oil, Gas & Consumable Fuels	72	—	—		72
Personal Care Products	68	4	—		72
Pharmaceuticals	275	—	—		275
Real Estate Management & Development	199	—	—		199
Semiconductors & Semiconductor Equipment	194	—	—		194
Software	9	—	—		9
Specialized REITs	101	—	—		101
Specialty Retail	124	—	—		124
Textiles, Apparel & Luxury Goods	34	254	—		288
Trading Companies & Distributors	470	—	—		470
Total Common Stocks	2,979	903	—		3,882
Investment Company	132	—	—		132
Warrants	—	—	—	†	—	†
Call Options Purchased	—	4	—		4
Short-Term Investment
Investment Company	97	—	—		97
Total Assets	$3,208	$907	$—	†	$4,115	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Global Stars Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,326	$—		$1,326
Beverages	—	965	—		965
Broadline Retail	1,307	—	—		1,307
Capital Markets	5,076	—	—		5,076
Electronic Equipment, Instruments & Components	—	1,557	—		1,557
Entertainment	1,717	—	—		1,717
Financial Services	3,870	—	—		3,870
Ground Transportation	1,744	—	—		1,744
Health Care Equipment & Supplies	—	631	—		631
Health Care Providers & Services	1,458	—	—		1,458
Hotels, Restaurants & Leisure	1,633	—	—		1,633
Information Technology Services	2,055	—	—		2,055
Insurance	2,421	—	—		2,421
Interactive Media & Services	1,695	1,037	—		2,732
Machinery	—	506	—		506
Pharmaceuticals	—	1,187	—		1,187
Professional Services	1,846	2,782	—		4,628
Semiconductors & Semiconductor Equipment	—	2,542	—		2,542
Software	4,644	4,621	—		9,265
Textiles, Apparel & Luxury Goods	1,203	—	—		1,203
Trading Companies & Distributors	—	887	—		887
Total Common Stocks	30,669	18,041	—		48,710
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	712	—	—		712
Total Assets	$31,381	$18,041	$—	†	$49,422	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Growth Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$290,731	$—	$—		$290,731
Biotechnology	40,400	—	—		40,400
Broadline Retail	219,540	—	—		219,540
Capital Markets	35,120	—	—		35,120
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	264,100	—	—		264,100
Financial Services	373,851	—	—		373,851
Hotels, Restaurants & Leisure	268,097	—	—		268,097
Information Technology Services	1,077,921	—	—		1,077,921
Pharmaceuticals	214,197	—	—		214,197
Software	1,052,968	—	—		1,052,968
Tech Hardware, Storage & Peripherals	116,493	—	—		116,493
Trading Companies & Distributors	220,450	—	—		220,450
Total Common Stocks	4,173,868	—	—	†	4,173,868	†
Preferred Stocks
Financial Services	—	—	18,917		18,917
Software	—	—	114,336		114,336
Total Preferred Stocks	—	—	133,253		133,253
Investment Company	132,983	—	—		132,983
Call Options Purchased	—	4,157	—		4,157
Short-Term Investment
Investment Company	64,332	—	—		64,332
Total Assets	$4,371,183	$4,157	$133,253	†	$4,508,593	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$146,360
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(13,107)
Realized gains (losses)	—		—
Ending Balance	$—	†	$133,253
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—		$(13,107)

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2025:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$133,253	Market Transaction Method	Precedent Transaction	$35.66	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%–16.0%/15.0%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.2x–21.8x/14.3x	Increase
			Discount for Lack of Marketability	11.0%–15.0%/14.4%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Inception Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$6,075	$—	$—	$6,075
Biotechnology	32,187	—	—	32,187
Broadline Retail	18,187	—	—	18,187
Chemicals	319	—	—	319
Financial Services	8,241	—	—	8,241
Health Care Equipment & Supplies	9,198	—	—	9,198
Health Care Providers & Services	11,968	—	—	11,968
Health Care Technology	714	—	—	714
Hotels, Restaurants & Leisure	19,566	—	—	19,566
Household Durables	—	1,624	—	1,624
Information Technology Services	49,750	—	—	49,750
Interactive Media & Services	1,906	—	—	1,906
Leisure Products	13,001	—	—	13,001
Life Sciences Tools & Services	4,360	—	—	4,360
Metals & Mining	7,723	—	—	7,723
Oil, Gas & Consumable Fuels	1,655	—	—	1,655
Passenger Airlines	3,721	—	—	3,721
Personal Care Products	22,965	—	—	22,965
Pharmaceuticals	3,380	—	—	3,380
Real Estate Management & Development	18,143	—	—	18,143
Software	36,117	—	—	36,117
Specialty Retail	12,414	—	—	12,414
Tech Hardware, Storage & Peripherals	20,395	—	—	20,395
Trading Companies & Distributors	12,015	—	—	12,015
Total Common Stocks	314,000	1,624	—	315,624
Preferred Stocks
Health Care Technology	—	—	3,367	3,367
Software	—	—	5,132	5,132
Total Preferred Stocks	—	—	8,499	8,499

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$12,852	$—	$—		$12,852
Warrants	—	—	—	†	—	†
Call Options Purchased	—	352	—		352
Short-Term Investments
Investment Company	8,176	—	—		8,176
Repurchase Agreements	—	1,006	—		1,006
Total Short-Term Investments	8,176	1,006	—		9,182
Total Assets	335,028	2,982	8,499	†	346,509	†
Liabilities:
Derivative Contract — PIPE	—	—	(262)		(262)
Total	$335,028	$2,982	$8,237	†	$346,247	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Warrants (000)		Derivative Contract — PIPE (000)
Beginning Balance	$9,942	$—	†	$—
Purchases	—	—		—
Sales	—	—		—
PIPE transactions	—	—		(262)
Transfers in	—	—		—
Transfers out	—	—		—
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	(1,443)	—		—
Realized gains (losses)	—	—		—
Ending Balance	$8,499	$—	†	$(262)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$(1,443)	$—		$—

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2025:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,499	Market Transaction Method	Precedent Transaction	$4.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	15.0%–17.0%/16.6% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.7x–36.4x/2.9x	Increase
			Discount for Lack of Marketability	6.0%–19.0%/11.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.3x	Increase

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE	$(262)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

International Advantage Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$232,281	$—	$232,281
Banks	149,920	91,600	—	241,520
Broadline Retail	139,484	—	—	139,484
Capital Markets	66,981	85,516	—	152,497
Electrical Equipment	—	141,174	—	141,174
Electronic Equipment, Instruments & Components	—	100,477	—	100,477
Entertainment	331,045	—	—	331,045
Financial Services	—	49,568	—	49,568
Food Products	—	47,350	—	47,350
Ground Transportation	93,715	—	—	93,715
Health Care Equipment & Supplies	—	118,414	—	118,414
Information Technology Services	53,586	—	—	53,586
Insurance	—	81,804	—	81,804
Interactive Media & Services	—	33,725	—	33,725
Personal Care Products	—	115,551	—	115,551
Semiconductors & Semiconductor Equipment	—	264,064	—	264,064
Specialty Retail	—	42,011	—	42,011
Textiles, Apparel & Luxury Goods	62,381	533,310	—	595,691
Total Common Stocks	897,112	1,936,845	—	2,833,957
Short-Term Investments
Investment Company	46,395	—	—	46,395
Repurchase Agreements	—	3,084	—	3,084
Total Short-Term Investments	46,395	3,084	—	49,479
Total Assets	$943,507	$1,939,929	$—	$2,883,436

International Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$14,139	$—	$14,139
Air Freight & Logistics	—	9,761	—	9,761
Banks	—	26,172	—	26,172
Beverages	—	15,300	—	15,300
Capital Markets	—	15,816	—	15,816
Electrical Equipment	—	11,369	—	11,369
Electronic Equipment, Instruments & Components	—	40,668	—	40,668
Entertainment	—	8,257	—	8,257
Financial Services	—	9,066	—	9,066
Food Products	—	7,647	—	7,647
Hotels, Restaurants & Leisure	—	16,769	—	16,769
Household Durables	—	7,795	—	7,795

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Household Products	$—	$4,167	$—		$4,167
Information Technology Services	—	11,909	—		11,909
Insurance	—	22,987	—		22,987
Interactive Media & Services	—	13,426	—		13,426
Life Sciences Tools & Services	—	11,047	—		11,047
Machinery	—	26,773	—		26,773
Metals & Mining	4,670	6,673	—		11,343
Oil, Gas & Consumable Fuels	4,905	4,990	—		9,895
Personal Care Products	—	16,463	—		16,463
Pharmaceuticals	—	36,529	—		36,529
Professional Services	—	12,583	—		12,583
Semiconductors & Semiconductor Equipment	—	35,670	—		35,670
Software	10,059	25,834	—		35,893
Tech Hardware, Storage & Peripherals	—	7,940	—		7,940
Textiles, Apparel & Luxury Goods	—	15,453	—		15,453
Trading Companies & Distributors	—	8,057	—		8,057
Total Common Stocks	19,634	443,260	—		462,894
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	4,236	—	—		4,236
Total Assets	$23,870	$443,260	$—	†	$467,130	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

International Opportunity Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$50,776	$—	$50,776
Banks	64,734	65,124	—	129,858
Beverages	—	13,097	—	13,097
Broadline Retail	109,854	—	—	109,854
Capital Markets	—	21,125	—	21,125
Electrical Equipment	—	36,908	—	36,908
Electronic Equipment, Instruments & Components	—	14,874	—	14,874
Entertainment	76,807	—	—	76,807
Financial Services	—	12,643	—	12,643
Ground Transportation	23,250	—	—	23,250

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$31,381	$35,653	$—	$67,034
Information Technology Services	24,709	—	—	24,709
Interactive Media & Services	—	13,151	—	13,151
Personal Care Products	—	13,075	—	13,075
Semiconductors & Semiconductor Equipment	—	54,120	—	54,120
Specialty Retail	—	34,666	—	34,666
Textiles, Apparel & Luxury Goods	13,203	85,642	—	98,845
Water Utilities	16,871	—	—	16,871
Total Common Stocks	360,809	450,854	—	811,663
Short-Term Investment
Investment Company	10,279	—	—	10,279
Total Assets	$371,088	$450,854	$—	$821,942

International Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$82	$—		$82
Air Freight & Logistics	—	56	—		56
Beverages	—	32	—		32
Capital Markets	—	73	—		73
Electrical Equipment	—	69	—		69
Electronic Equipment, Instruments & Components	—	208	—		208
Entertainment	—	51	—		51
Financial Services	67	—	—		67
Health Care Equipment & Supplies	—	18	—		18
Hotels, Restaurants & Leisure	—	107	—		107
Household Products	47	—	—		47
Information Technology Services	—	62	—		62
Insurance	42	29	—		71
Interactive Media & Services	—	58	—		58
Life Sciences Tools & Services	39	62	—		101
Machinery	—	123	—		123
Personal Care Products	—	91	—		91
Pharmaceuticals	—	160	—		160
Professional Services	—	107	—		107
Semiconductors & Semiconductor Equipment	—	184	—		184
Software	55	168	—		223
Textiles, Apparel & Luxury Goods	—	65	—		65
Trading Companies & Distributors	—	51	—		51
Total Common Stocks	250	1,856	—		2,106
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	9	—	—		9
Total Assets	$259	$1,856	$—	†	$2,115	†

†  Includes a security valued at zero.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

Multi-Asset Real Return Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Chemicals	$193	$144		$—	$337
Construction Materials	25	40		—	65
Containers & Packaging	34	2		—	36
Energy Equipment & Services	21	2		—	23
Metals & Mining	405	181		—	586
Oil, Gas & Consumable Fuels	384	124		—	508
Paper & Forest Products	1	11		—	12
Total Common Stocks	1,063	504		—	1,567
U.S. Treasury Security	—	5,382		—	5,382
Short-Term Investments
Investment Company	1,466	—		—	1,466
Repurchase Agreements	—	3		—	3
Total Short-Term Investments	1,466	3		—	1,469
Foreign Currency Forward Exchange Contracts	—	—	@	—	—	@
Total Return Swap Agreements	—	8		—	8
Total Assets	2,529	5,897		—	8,426
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(—	@)
Future Contract	(4)	—		—	(4)
Total Liabilities	(4)	—		—	(4)
Total	$2,525	$5,897		$—	$8,422

@  Value is less than $500.

Next Gen Emerging Markets Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$288	$—	$288
Banks	533	5,342	—	5,875
Broadline Retail	1,434	—	—	1,434
Building Products	—	585	—	585
Consumer Finance	421	—	—	421

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Consumer Staples Distribution & Retail	$—	$332	$—	$332
Financial Services	—	550	—	550
Food Products	—	1,718	—	1,718
Health Care Providers & Services	—	764	—	764
Information Technology Services	529	2,064	—	2,593
Metals & Mining	204	265	—	469
Oil, Gas & Consumable Fuels	229	887	—	1,116
Pharmaceuticals	—	636	—	636
Real Estate Management & Development	—	594	—	594
Specialty Retail	—	1,096	—	1,096
Textiles, Apparel & Luxury Goods	—	688	—	688
Transportation Infrastructure	—	230	—	230
Wireless Telecommunication Services	—	622	—	622
Total Common Stocks	3,350	16,661	—	20,011
Short-Term Investment
Investment Company	719	—	—	719
Total Assets	$4,069	$16,661	$—	$20,730

Passport Overseas Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$13,196	$—	$13,196
Banks	9,052	28,083	—	37,135
Broadline Retail	5,383	—	—	5,383
Chemicals	2,002	1,759	—	3,761
Construction Materials	—	3,061	—	3,061
Consumer Finance	—	1,763	—	1,763
Electric Utilities	—	960	—	960
Electrical Equipment	—	3,070	—	3,070
Electronic Equipment, Instruments & Components	—	2,959	—	2,959
Entertainment	3,299	2,254	—	5,553
Food Products	—	1,084	—	1,084
Health Care Equipment & Supplies	—	701	—	701
Health Care Providers & Services	—	1,557	—	1,557
Household Durables	—	3,808	—	3,808
Industrial Conglomerates	—	3,316	—	3,316
Information Technology Services	—	808	—	808
Insurance	—	1,316	—	1,316
Interactive Media & Services	—	2,474	—	2,474
Metals & Mining	2,243	1,490	—	3,733
Oil, Gas & Consumable Fuels	3,309	7,040	—	10,349
Passenger Airlines	2,289	—	—	2,289
Personal Care Products	—	4,699	—	4,699
Pharmaceuticals	859	11,000	—	11,859
Professional Services	—	3,189	—	3,189
Semiconductors & Semiconductor Equipment	—	8,631	—	8,631
Software	3,683	4,760	—	8,443
Specialty Retail	—	1,231	—	1,231
Tech Hardware, Storage & Peripherals	—	5,006	—	5,006
Trading Companies & Distributors	—	2,890	—	2,890
Total Common Stocks	32,119	122,105	—	154,224

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Biotechnology	$—	$—	$1,375	$1,375
Short-Term Investment
Investment Company	5,584	—	—	5,584
Future Contract	23	—	—	23
Total Assets	$37,726	$122,105	$1,375	$161,206

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*  Amount is indicative of weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Permanence Portfolio (consolidated)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$18	$—	$—	$18
Beverages	65	—	—	65
Broadline Retail	132	—	—	132
Capital Markets	284	—	—	284
Chemicals	9	—	—	9
Commercial Services & Supplies	25	—	—	25
Construction Materials	4	—	—	4
Distributors	3	—	—	3
Diversified Consumer Services	53	—	—	53
Entertainment	71	—	—	71
Financial Services	107	—	—	107
Food Products	56	—	—	56
Ground Transportation	188	—	—	188
Health Care Equipment & Supplies	5	—	—	5

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Health Care Technology	$16	$—	$—		$16
Hotels, Restaurants & Leisure	272	—	—		272
Household Durables	7	36	—		43
Information Technology Services	766	—	—		766
Insurance	5	—	—		5
Life Sciences Tools & Services	210	—	—		210
Metals & Mining	339	—	—		339
Oil, Gas & Consumable Fuels	98	—	—		98
Personal Care Products	92	—	—		92
Pharmaceuticals	324	—	—		324
Real Estate Management & Development	342	—	—		342
Semiconductors & Semiconductor Equipment	261	—	—		261
Software	79	—	—		79
Specialized REITs	190	—	—		190
Specialty Retail	262	—	—		262
Textiles, Apparel & Luxury Goods	—	179	—		179
Trading Companies & Distributors	679	—	—		679
Total Common Stocks	4,962	215	—		5,177
Investment Company	179	—	—		179
Warrants	—	—	—	†	—	†
Call Options Purchased	—	5	—		5
Short-Term Investment
Investment Company	85	—	—		85
Total Assets	$5,226	$220	$—	†	$5,446	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—

†  Includes a security valued at zero.

US Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$13,030	$—	$—	$13,030
Automobiles	6,324	—	—	6,324
Banks	23,646	—	—	23,646
Broadline Retail	22,779	—	—	22,779
Capital Markets	41,713	—	—	41,713
Commercial Services & Supplies	14,957	—	—	14,957

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Construction Materials	$5,252	$—	$—	$5,252
Consumer Staples Distribution & Retail	18,341	—	—	18,341
Entertainment	20,491	—	—	20,491
Financial Services	12,803	—	—	12,803
Hotels, Restaurants & Leisure	3,760	—	—	3,760
Household Durables	707	—	—	707
Information Technology Services	7,830	—	—	7,830
Insurance	31,418	—	—	31,418
Interactive Media & Services	21,891	—	—	21,891
Oil, Gas & Consumable Fuels	7,242	—	—	7,242
Pharmaceuticals	4,188	—	—	4,188
Real Estate Management & Development	12,343	—	—	12,343
Retail REITs	732	—	—	732
Semiconductors & Semiconductor Equipment	42,666	—	—	42,666
Software	31,770	—	—	31,770
Specialized REITs	—	290	—	290
Specialty Retail	16,402	—	—	16,402
Tech Hardware, Storage & Peripherals	22,354	—	—	22,354
Trading Companies & Distributors	6,237	—	—	6,237
Total Common Stocks	388,876	290	—	389,166
Short-Term Investment
Investment Company	2,966	—	—	2,966
Total Assets	$391,842	$290	$—	$392,132

Vitality Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,660	(1)	$—	$—	$1,660
Short-Term Investments
Investment Company	201		—	—	201
Repurchase Agreements	—		15	—	15
Total Short-Term Investments	201		15	—	216
Total Assets	$1,861		$15	$—	$1,876

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of certain Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: Certain Funds may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Derivatives: Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds' holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Funds used during the period and their associated risks:

Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. A Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At June 30, 2025, a Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments.

Swaps: Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

Certain Funds may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty.

Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

When a Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following tables set forth the fair value of each Fund's derivative contracts by primary risk exposure as of June 30, 2025:

Fund	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Advantage Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$205	(a)
Global Insight Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	65	(a)
Global Permanence Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	4	(a)

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Fund	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Growth Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4,157	(a)
Inception Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	352	(a)
Multi-Asset Real Return Portfolio (consolidated)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	—	@
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	8
Total			$8
Passport Overseas Equity Portfolio
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	23	(b)
Permanence Portfolio (consolidated)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	5	(a)

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

Fund	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Global Insight Portfolio (consolidated)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(52)
Inception Portfolio (consolidated)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	(262)
Multi-Asset Real Return Portfolio (consolidated)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(4	)(a)
Total			$(4)

@ Value is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Fund	Derivative Type	Value (000)
Primary Risk Exposure
Advantage Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	$(402	)(a)
Global Insight Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(149	)(a)

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Realized Gain (Loss)
Fund	Derivative Type	Value (000)
Primary Risk Exposure
Global Permanence Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	$(10	)(a)
Growth Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(8,546	)(a)
Inception Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(855	)(a)
Multi-Asset Real Return Portfolio (consolidated)
Currency Risk	Foreign Currency Forward Exchange Contracts	(—	@)
Commodity Risk	Futures Contracts	249
Interest Rate Risk	Swap Agreements	(43)
Total		$206
Passport Overseas Equity Portfolio
Equity Risk	Futures Contracts	1,024
Permanence Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(9	)(a)

@ Value is less than $500.

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Value (000)
Primary Risk Exposure
Advantage Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	$(550	)(a)
Global Insight Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(188	)(a)
Equity Risk	Derivative Contracts — PIPE	(52)
Total		$(240)
Global Permanence Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(11	)(a)
Growth Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(11,611	)(a)
Inception Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(911	)(a)
Equity Risk	Derivative Contracts — PIPE	(262)
Total		$(1,173)
Multi-Asset Real Return Portfolio (consolidated)
Currency Risk	Foreign Currency Forward Exchange Contracts	(—	@)
Commodity Risk	Futures Contracts	53
Equity Risk	Swap Agreements	37
Total		$90

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Value (000)
Primary Risk Exposure
Passport Overseas Equity Portfolio
Equity Risk	Futures Contracts	$33
Permanence Portfolio (consolidated)
Currency Risk	Investments (Purchased Options)	(16	)(a)

@ Value is less than $500.

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

At June 30, 2025, each Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Fund	Assets (000)		Liabilities (000)
Derivatives(a)
Advantage Portfolio (consolidated)
Purchased Options	$205	(b)(c)	$—
Global Insight Portfolio (consolidated)
Purchased Options	65	(b)(c)	—
Derivative Contracts — PIPE	—		(52	)(d)
Total	$65		$(52)
Global Permanence Portfolio (consolidated)
Purchased Options	4	(b)(c)	—
Growth Portfolio (consolidated)
Purchased Options	4,157	(b)(c)	—
Inception Portfolio (consolidated)
Purchased Options	352	(b)(c)	—
Derivative Contracts — PIPE	—		(262	)(d)
Total	$352		$(262)
Multi-Asset Real Return Portfolio (consolidated)
Foreign Currency Forward Exchange Contracts	—	@	—	@
Swap Agreements	8		—
Total	$8		$—	@
Permanence Portfolio (consolidated)
Purchased Options	5	(b)(c)	—

@ Value is less than $500.

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

(c) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Advantage Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$111	$—	$—	$111
JPMorgan Chase Bank NA	50	—	(50)	0
Standard Chartered Bank	44	—	(44)	0
Total	$205	$—	$(94)	$111

Global Insight Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$35	$—	$—	$35
JPMorgan Chase Bank NA	16	—	—	16
Standard Chartered Bank	14	—	—	14
Total	$65	$—	$—	$65

Global Permanence Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$2	$—	$—	$2
JPMorgan Chase Bank NA	1	—	—	1
Standard Chartered Bank	1	—	—	1
Total	$4	$—	$—	$4

Growth Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$2,283	$—	$(2,283)	$0
JPMorgan Chase Bank NA	995	—	(995)	0
Standard Chartered Bank	879	—	(879)	0
Total	$4,157	$—	$(4,157)	$0

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Inception Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$190	$—	$(120)	$70
JPMorgan Chase Bank NA	86	—	(86)	0
Standard Chartered Bank	76	—	(76)	0
Total	$352	$—	$(282)	$70

Multi-Asset Real Return Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$8		$	(—	@)	$—	$8
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$8		$	(—	@)	$—	$8
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@		$—		$—	$—	@
Citibank NA	—	@		—		—	—	@
Goldman Sachs International	—	@		(—	@)	—	0
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$—	@	$	(—	@)	$—	$—	@

Permanence Portfolio (consolidated)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$3	$—	$—	$3
JPMorgan Chase Bank NA	1	—	—	1
Standard Chartered Bank	1	—	—	1
Total	$5	$—	$—	$5

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

	Advantage Portfolio (consolidated) (000)	Global Insight Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)	Growth Portfolio (consolidated) (000)	Inception Portfolio (consolidated) (000)
Futures Contracts:
Average monthly notional value	$—	$—	$—	$—	$—
Purchased Options:
Average monthly notional amount	208,832	74,817	4,676	4,401,699	392,915
Swap Agreements:
Average monthly notional amount	$—	$—	$—	$—	$—
Derivative Contracts — PIPE:
Average monthly notional amount	$—	$1,275	$—	$—	$6,444

	Multi-Asset Real Return Portfolio (consolidated) (000)	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (consolidated) (000)
Futures Contracts:
Average monthly notional value	$1,218	$15,511	$—
Purchased Options:
Average monthly notional amount	—	—	5,341
Swap Agreements:
Average monthly notional amount	$319	$—	$—
Derivative Contracts — PIPE:
Average monthly notional amount	$—	$—	$—

7.  Restricted Securities: Certain Funds invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and a Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, a Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. A Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

9.  Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Funds' Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
Fund
Asia Opportunity Portfolio (consolidated)	$405	(a)	$—	$(401	)(b)(c)	$4
Emerging Markets Portfolio	6,195	(a)	—	(6,195	)(d)(e)	0
Global Endurance Portfolio	635	(a)	—	(635	)(e)(f)	0
Inception Portfolio (consolidated)	9,660	(a)	—	(9,660	)(e)(g)	0
International Advantage Portfolio (consolidated)	14,388	(a)	—	(14,388	)(e)(h)	0
Multi-Asset Real Return Portfolio (consolidated)	38	(a)	—	(38	)(e)(i)	0
Passport Overseas Equity Portfolio	2,337	(a)	—	(2,337	)(e)(j)	0
Vitality Portfolio	79	(a)	—	(79	)(e)(k)	0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $262,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $139,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The Fund did not maintain 100% collateral coverage at June 30, 2025. This was corrected on the next business day.

(d)  The Fund received cash collateral of approximately $6,352,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(e)  The actual collateral received is greater than the amount shown here due to overcollateralization.

(f)  The Fund received cash collateral of approximately $320,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $322,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The Fund received cash collateral of approximately $4,909,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $5,018,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h)  The Fund received cash collateral of approximately $15,054,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $53,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(i)  The Fund received cash collateral of approximately $12,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $28,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(j)  The Fund received received non-cash collateral of approximately $2,427,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(k)  The Fund received cash collateral of approximately $74,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $9,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2025:

Remaining Contractual Maturity of the Agreements
Fund	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Asia Opportunity Portfolio (consolidated)
Securities Lending Transactions
Common Stocks	$262	$—	$—	$—	$262
Total Borrowings	$262	$—	$—	$—	$262
Gross amount of recognized liabilities for securities lending transactions					$262
Emerging Markets Portfolio
Securities Lending Transactions
Common Stocks	$6,352	$—	$—	$—	$6,352
Total Borrowings	$6,352	$—	$—	$—	$6,352
Gross amount of recognized liabilities for securities lending transactions					$6,352
Global Endurance Portfolio
Securities Lending Transactions
Common Stocks	$320	$—	$—	$—	$320
Total Borrowings	$320	$—	$—	$—	$320
Gross amount of recognized liabilities for securities lending transactions					$320
Inception Portfolio (consolidated)
Securities Lending Transactions
Common Stocks	$4,909	$—	$—	$—	$4,909
Total Borrowings	$4,909	$—	$—	$—	$4,909
Gross amount of recognized liabilities for securities lending transactions					$4,909
International Advantage Portfolio (consolidated)
Securities Lending Transactions
Common Stocks	$15,054	$—	$—	$—	$15,054
Total Borrowings	$15,054	$—	$—	$—	$15,054
Gross amount of recognized liabilities for securities lending transactions					$15,054
Multi-Asset Real Return Portfolio (consolidated)
Securities Lending Transactions
Common Stocks	$12	$—	$—	$—	$12
Total Borrowings	$12	$—	$—	$—	$12
Gross amount of recognized liabilities for securities lending transactions					$12
Vitality Portfolio
Securities Lending Transactions
Common Stocks	$74	$—	$—	$—	$74
Total Borrowings	$74	$—	$—	$—	$74
Gross amount of recognized liabilities for securities lending transactions					$74

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

10.  Redemption Fees: Certain Funds will assess a 2% redemption fee on each class, which is paid directly to a Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

11.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

12.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually . Net realized capital gains, if any, are distributed at least annually.

13.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Funds are informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds are based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

14.  Segment Reporting: During the reporting period, the Company adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Company's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides each Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets.

The Adviser has agreed to reduce its advisory fees and/or reimburse each Fund so that total annual operating expenses excluding certain investments related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios. The following table represents the annual advisory fee rates, the equivalent annual effective rates (net of waiver and/or rebate) and the maximum expense ratios at June 30, 2025.

				Maximum Expense Ratio
Fund	Average Daily Net Assets	Advisory Fee	Annual Effective Advisory Fee Rate as of period end	Class I	Class A	Class L	Class C	Class R6	Class IR
Advantage Portfolio (consolidated)	First $750 million	0.65%	0.55%	0.85%	1.20%	0.99%	1.95%	0.81%	—%
	Next $750 million	0.60
	Over $1.5 billion	0.55
American Resilience Portfolio	First $500 million	0.55	0.00	0.70	1.05	—	1.80	0.65	—
	Next $500 million	0.50
	Over $1 billion	0.45
Asia Opportunity Portfolio (consolidated)	First $750 million	0.80	0.65	1.10	1.45	—	2.20	1.05	—
	Next $750 million	0.75
	Over $1.5 billion	0.70

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

				Maximum Expense Ratio
Fund	Average Daily Net Assets	Advisory Fee	Annual Effective Advisory Fee Rate as of period end	Class I	Class A	Class L	Class C	Class R6	Class IR
Developing Opportunity Portfolio (consolidated)	First $1 billion	0.90%	0.16%	1.15%	1.50%	—%	2.25%	1.10%	—%
	Over $1 billion	0.85
Emerging Markets ex China Portfolio	First $1 billion	0.75	0.00	0.99	1.35	—	2.10	0.95	—
	Over $1 billion	0.70
Emerging Markets Leaders Portfolio	First $1 billion	0.75	0.53	0.99	1.35	—	2.10	0.95	0.95
	Over $1 billion	0.70
Emerging Markets Portfolio	First $1 billion	0.75	0.73	0.99	1.35	1.85	2.10	0.95	0.95
	Next $1.5 billion	0.70
	Over $2.5 billion	0.65
Global Concentrated Portfolio	First $750 million	0.75	0.75	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Core Portfolio	First $750 million	0.75	0.26	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Endurance Portfolio	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75
Global Franchise Portfolio	First $500 million	0.80	0.72	1.00	1.35	1.85	2.10	0.95	—
	Next $500 million	0.75
	Over $1 billion	0.70
Global Insight Portfolio (consolidated)	First $1 billion	0.80	0.36	1.00	1.32	1.85	2.10	0.95	—
	Over $1 billion	0.75
Global Opportunity Portfolio (consolidated)	First $750 million	0.80	0.73	1.00	1.35	1.40	2.10	0.95	0.95
	Next $750 million	0.75
	Over $1.5 billion	0.70
Global Permanence Portfolio (consolidated)	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75
Global Stars Portfolio	First $500 million	0.65	0.07	0.80	1.15	1.65	1.90	0.75	—
	Over $500 million	0.60
Growth Portfolio (consolidated)	First $1 billion	0.50	0.42	0.80	1.15	1.65	1.90	0.73	0.73
	Next $1 billion	0.45
	Next $1 billion	0.40
	Over $3 billion	0.35
Inception Portfolio (consolidated)	First $1 bilion	0.92	0.73	1.00	1.35	1.85	2.10	0.93	—
	Next $500 million	0.85
	Next $500 million	0.80
	Over $2 billion	0.75
International Advantage Portfolio	First $1 billion	0.80	0.77	1.00	1.35	1.85	2.10	0.95	—
(consolidated)	Over $1 billion	0.75
International Equity Portfolio	First $3 billion	0.80	0.72	0.95	1.30	1.80	2.05	0.91	—
	Over $3 billion	0.75
International Opportunity Portfolio	First $1 billion	0.80	0.77	1.00	1.35	1.85	2.10	0.94	0.94
(consolidated)	Over $1 billion	0.75
International Resilience Portfolio	First $500 million	0.70	0.00	0.85	1.20	—	1.95	0.80	—
	Over $500 million	0.65
Multi-Asset Real Return Portfolio	First $1 billion	0.60	0.00	0.80	1.15	—	1.90	0.75	—
(consolidated)	Over $1 billion	0.55
Next Gen Emerging Markets Portfolio	Annual Rate	1.20	0.00	1.25	1.60	2.10	2.35	1.20	—
Passport Overseas Equity Portfolio	First $1 billion	0.65	0.48	0.90	1.25	1.75	2.00	0.85	0.85
	Over $1 billion	0.60
Permanence Portfolio (consolidated)	First $1 billion	0.65	0.00	0.85	1.20	—	1.95	0.80	—
	Over $1 billion	0.60

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

				Maximum Expense Ratio
Fund	Average Daily Net Assets	Advisory Fee	Annual Effective Advisory Fee Rate as of period end	Class I	Class A	Class L	Class C	Class R6	Class IR
US Core Portfolio	First $750 million	0.60%	0.58%	0.80%	1.15%	—%	1.90%	0.75%	—%
	Next $750 million	0.55
	Over $1.5 billion	0.50
Vitality Portfolio	First $500 million	0.75	0.00	0.95	1.30	—	2.05	0.90	—
	Over $500 million	0.70

The fee waivers and/or expense reimbursements will continue for at least one year from the date of each Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, the Funds had advisory fees waived and/or certain other expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses were reimbursed by the Adviser (000)
Advantage Portfolio (consolidated)	$96	$35
American Resilience Portfolio	4	125
Asia Opportunity Portfolio (consolidated)	90	31
Developing Opportunity Portfolio (consolidated)	134	9
Emerging Markets ex China Portfolio	26	122
Emerging Markets Leaders Portfolio	175	71
Emerging Markets Portfolio	54	65
Global Concentrated Portfolio	—	22
Global Core Portfolio	98	6
Global Endurance Portfolio	114	29
Global Insight Portfolio (consolidated)	135	22
Global Opportunity Portfolio (consolidated)	—	1
Global Permanence Portfolio (consolidated)	15	123
Global Stars Portfolio	151	21
Growth Portfolio (consolidated)	—	1
Inception Portfolio (consolidated)	309	4
International Advantage Portfolio (consolidated)	—	74
International Equity Portfolio	195	256
International Opportunity Portfolio (consolidated)	88	130
International Resilience Portfolio	7	137
Multi-Asset Real Return Portfolio (consolidated)	23	142
Next Gen Emerging Markets Portfolio	119	87
Passport Overseas Equity Portfolio	116	25
Permanence Portfolio (consolidated)	16	125
US Core Portfolio	25	51
Vitality Portfolio	7	116

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Funds, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Funds, make certain day-to-day investment decisions for certain Funds and place certain of the Funds' purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Funds which receive these services.

The Adviser made payments to Advantage Portfolio, Global Insight Portfolio and Growth Portfolio of $84,898, $10,506 and $6,849,100, respectively, relating to a class action suit involving these Funds' past holdings which is included in "Payment from the Advisor" in the Consolidated Statement of Operations.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Company.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund share pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, each Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of Advantage Portfolio and Global Opportunity Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2025, this waiver amounted to approximately $6,000 and $84,000, respectively.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to each Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to each Fund pursuant to a Co-Transfer Agency Services Agreement. At June 30, 2025, the following Funds had co-transfer agency fees and expenses incurred to EVM, which is included in "Transfer Agency Fees" in the Statement of Operations.

Fund	Value (000)
Advantage Portfolio (consolidated)	$1
American Resilience Portfolio	—	@
Asia Opportunity Portfolio (consolidated)	—	@
Developing Opportunity Portfolio (consolidated)	—	@
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	1
Emerging Markets Portfolio	3
Global Concentrated Portfolio	—	@
Global Core Portfolio	—	@
Global Endurance Portfolio	1
Global Franchise Portfolio	2

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Fund	Value (000)
Global Insight Portfolio (consolidated)	$—	@
Global Opportunity Portfolio (consolidated)	18
Global Permanence Portfolio (consolidated)	—	@
Global Stars Portfolio	—	@
Growth Portfolio (consolidated)	19
Inception Portfolio (consolidated)	2
International Advantage Portfolio (consolidated)	11
International Equity Portfolio	2
International Opportunity Portfolio (consolidated)	3
International Resilience Portfolio	—	@
Multi-Asset Real Return Portfolio (consolidated)	—	@
Next Gen Emerging Markets Portfolio	1
Passport Overseas Equity Portfolio	1
Permanence Portfolio (consolidated)	—	@
US Core Portfolio	1
Vitality Portfolio	—	@

@ Amount is less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: During the six months ended June 30, 2025, purchases and sales of investment securities excluding short-term investments were as follows:

	Purchases		Sales
Fund	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
Advantage Portfolio (consolidated)	$3,376	$50,396	$17	$69,723
American Resilience Portfolio	—	400	—	412
Asia Opportunity Portfolio (consolidated)	—	1,371	—	10,702
Developing Opportunity Portfolio (consolidated)	—	17,628	—	12,357
Emerging Markets ex China Portfolio	—	652	—	804
Emerging Markets Leaders Portfolio	—	45,163	—	87,172
Emerging Markets Portfolio	—	80,872	—	95,532
Global Concentrated Portfolio	—	109,482	—	69,407
Global Core Portfolio	—	13,099	—	8,820
Global Endurance Portfolio	—	28,736	—	30,173
Global Franchise Portfolio	—	387,189	—	630,068
Global Insight Portfolio (consolidated)	1,058	26,321	78	38,639
Global Opportunity Portfolio (consolidated)	—	26,117	—	132,291
Global Permanence Portfolio (consolidated)	59	1,351	1	1,993
Global Stars Portfolio	—	10,566	—	24,345
Growth Portfolio (consolidated)	68,954	1,550,244	1,449	2,050,645
Inception Portfolio (consolidated)	—	130,576	—	163,857
International Advantage Portfolio (consolidated)	—	13,443	—	323,554
International Equity Portfolio	—	122,249	—	374,487
International Opportunity Portfolio (consolidated)	—	13,855	—	35,452
International Resilience Portfolio	—	595	—	534
Multi-Asset Real Return Portfolio (consolidated)	5,304	95	4,162	438
Next Gen Emerging Markets Portfolio	—	164	—	1,728
Passport Overseas Equity Portfolio	—	37,931	—	43,645
Permanence Portfolio (consolidated)	79	1,346	—	1,310

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

	Purchases		Sales
Fund	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
US Core Portfolio	$—	$88,121	$—	$107,094
Vitality Portfolio	—	214	—	324

The Funds invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity Funds during the six months ended June 30, 2025 were as follows:

Investments in Morgan Stanley Institutional Liquidity Funds — Institutional Class

Fund	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Advantage Portfolio (consolidated)	$4,426	$62,527	$51,819	$123	$—	$—	$15,134
American Resilience Portfolio	19	233	225	1	—	—	27
Asia Opportunity Portfolio (consolidated)	1,660	14,341	11,677	69	—	—	4,324
Developing Opportunity Portfolio (consolidated)	—	24,725	22,951	24	—	—	1,774
Emerging Markets ex China Portfolio	39	752	509	4	—	—	282
Emerging Markets Leaders Portfolio	7,211	48,362	52,619	148	—	—	2,954
Emerging Markets Portfolio	23,804	70,704	75,723	297	—	—	18,785
Global Concentrated Portfolio	2,219	68,185	68,010	49	—	—	2,394
Global Core Portfolio	251	8,648	8,899	6	—	—	—
Global Endurance Portfolio	739	13,960	14,022	9	—	—	677
Global Franchise Portfolio	30,160	335,078	320,280	945	—	—	44,958
Global Insight Portfolio (consolidated)	1,665	21,602	22,263	28	—	—	1,004
Global Opportunity Portfolio (consolidated)	163,938	188,816	201,032	2,110	—	—	151,722
Global Permanence Portfolio (consolidated)	85	893	881	2	—	—	97
Global Stars Portfolio	818	9,911	10,017	14	—	—	712
Growth Portfolio (consolidated)	119,872	976,022	1,031,562	1,732	—	—	64,332
Inception Portfolio (consolidated)	28,345	81,269	101,438	156	—	—	8,176
International Advantage Portfolio (consolidated)	23,850	336,294	313,749	708	—	—	46,395
International Equity Portfolio	1,669	106,141	103,574	150	—	—	4,236
International Opportunity Portfolio (consolidated)	12,161	59,720	61,602	305	—	—	10,279
International Resilience Portfolio	23	430	444	1	—	—	9
Multi-Asset Real Return Portfolio (consolidated)	1,857	3,458	3,849	35	—	—	1,466
Next Gen Emerging Markets Portfolio	—	2,081	1,362	6	—	—	719
Passport Overseas Equity Portfolio	4,737	35,744	34,897	192	—	—	5,584
Permanence Portfolio (consolidated)	237	722	874	2	—	—	85
US Core Portfolio	4,857	39,007	40,898	48	—	—	2,966
Vitality Portfolio	80	369	248	1	—	—	201

Investment advisory fees paid by the Funds are reduced by an amount equal to their pro-rata share of the advisory and administrations fees paid by the Funds due to its investment in the Liquidity Funds ("Rebate"). For the six months ended June 30, 2025, advisory fees paid were reduced as follows:

Fund	Rebate Value (000)
Advantage Portfolio (consolidated)	$6
American Resilience Portfolio	—	@

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Fund	Rebate Value (000)
Asia Opportunity Portfolio (consolidated)	$3
Developing Opportunity Portfolio (consolidated)	1
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	5
Emerging Markets Portfolio	10
Global Concentrated Portfolio	2
Global Core Portfolio	—	@
Global Endurance Portfolio	—	@
Global Franchise Portfolio	45
Global Insight Portfolio (consolidated)	1
Global Permanence Portfolio (consolidated)	—	@
Global Opportunity Portfolio (consolidated)	97
Global Stars Portfolio	1
Growth Portfolio (consolidated)	79
Inception Portfolio (consolidated)	7
International Advantage Portfolio (consolidated)	33
International Equity Portfolio	7
International Opportunity Portfolio (consolidated)	14
International Resilience Portfolio	—	@
Multi-Asset Real Return Portfolio (consolidated)	2
Next Gen Emerging Markets Portfolio	—	@
Passport Overseas Equity Portfolio	9
Permanence Portfolio (consolidated)	—	@
US Core Portfolio	2
Vitality Portfolio	—	@

@ Amount is less than $500.

Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the Act, including companies for which the Funds' holding represent 5% or more of the company's voting securities.

Fund	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
International Advantage Portfolio (consolidated) Canada Goose Holdings, Inc.	$30,818	$—	$2,501	$—	$(4,941)	$8,040	$31,416

For the six months ended June 30, 2025, the following Funds incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Fund	Value (000)
Advantage Portfolio (consolidated)	$—	@
Asia Opportunity Portfolio (consolidated)	—	@
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	—	@
Global Endurance Portfolio	—	@
Global Insight Portfolio (consolidated)	—	@
Growth Portfolio (consolidated)	26
Inception Portfolio (consolidated)	—	@
International Advantage Portfolio (consolidated)	16

@ Amount is less than $500.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the period ended June 30, 2025, the Funds did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Company has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Funds.

H. Federal Income Taxes: It is the Funds' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

As a result of several court cases in certain countries across the European Union (EU), certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims is reflected as other income and any interest recognized is reflected in the Statements of Operations, and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected in professional fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

	2024 Distributions Paid From:		2023 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Advantage Portfolio (consolidated)	$2,695	$—	$—	$—
American Resilience Portfolio	11	50	14	—
Asia Opportunity Portfolio (consolidated)	2,127	—	308	—
Developing Opportunity Portfolio (consolidated)	206	—	—	—
Emerging Markets ex China Portfolio	98	331	360	33
Emerging Markets Portfolio	4,790	1,824	12,730	—
Global Concentrated Portfolio	393	—	792	—
Global Core Portfolio	44	—	134	—
Global Endurance Portfolio	137	—	773	—
Global Franchise Portfolio	21,420	281,069	23,775	31,484
Global Insight Portfolio (consolidated)	923	—	—	—
Global Opportunity Portfolio (consolidated)	9,393	266,304	—	61,561
Global Permanence Portfolio (consolidated)	189	524	55	261
Global Stars Portfolio	943	14,593	457	—
Growth Portfolio (consolidated)	20,272	—	—	—
Inception Portfolio (consolidated)	3,818	129	—	—
International Advantage Portfolio (consolidated)	3,539	—	1,653	—
International Equity Portfolio	31,118	183,558	40,051	17,925
International Opportunity Portfolio (consolidated)	858	—	—	—
International Resilience Portfolio	17	51	27	7
Multi-Asset Real Return Portfolio (consolidated)	869	—	1,580	—
Next Gen Emerging Markets Portfolio	678	—	414	—
Passport Overseas Equity Portfolio	3,095	1,369	2,695	2,911
Permanence Portfolio (consolidated)	254	338	120	284
US Core Portfolio	196	—	496	—
Vitality Portfolio	2	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, a nondeductible expense, a net operating loss, tax adjustments related to redemptions in kind and the Subsidiary or a distribution in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Fund	Total Distributable Earnings/ (Accumulated Loss) (000)		Paid in Capital (000)
Advantage Portfolio (consolidated)	$3,730		$(3,730)
American Resilience Portfolio	—	@	(— @)
Emerging Markets Leaders Portfolio	4,665		(4,665)
Global Core Portfolio	1		(1)
Global Insight Portfolio (consolidated)	1,738		(1,738)
Global Permanence Portfolio (consolidated)	26		(26)
Growth Portfolio (consolidated)	128,327		(128,327)
Inception Portfolio (consolidated)	7,107		(7,107)
International Advantage Portfolio (consolidated)	3,787		(3,787)
International Opportunity Portfolio (consolidated)	10,633		(10,633)
International Resilience Portfolio	—	@	(— @)
Multi-Asset Real Return Portfolio (consolidated)	(1,486)		1,486
Next Gen Emerging Markets Portfolio	49		(49)
Permanence Portfolio (consolidated)	33		(33)
US Core Portfolio	325		(325)
Vitality Portfolio	8		(8)

@ Value is less than $500.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Advantage Portfolio (consolidated)	$6	$—
American Resilience Portfolio	3	17
Asia Opportunity Portfolio (consolidated)	1,903	—
Developing Opportunity Portfolio (consolidated)	332	—
Emerging Markets ex China Portfolio	—	23
Emerging Markets Portfolio	—	11,270
Global Concentrated Portfolio	176	—
Global Core Portfolio	27	—
Global Endurance Portfolio	10	—
Global Franchise Portfolio	6,550	29,378
Global Opportunity Portfolio (consolidated)	690	140,815
Global Permanence Portfolio (consolidated)	207	100
Global Stars Portfolio	594	3,398
International Equity Portfolio	9,678	79,627
International Resilience Portfolio	3	14
Passport Overseas Equity Portfolio	—	4,847
Permanence Portfolio (consolidated)	194	58

At December 31, 2024, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Advantage Portfolio (consolidated)	$91,405	$55,703
Asia Opportunity Portfolio (consolidated)	80,288	52,144
Developing Opportunity Portfolio (consolidated)	44,079	34,198
Emerging Markets Leaders Portfolio	70,259	24,046
Global Concentrated Portfolio	6,405	1,397
Global Core Portfolio	307	—
Global Endurance Portfolio	8,397	28,912
Global Insight Portfolio (consolidated)	43,496	67,265
Growth Portfolio (consolidated)	908,374	1,177,563
Inception Portfolio (consolidated)	431,637	416,654
International Advantage Portfolio (consolidated)	49,220	407,321
International Opportunity Portfolio (consolidated)	153,543	192,308
Multi-Asset Real Return Portfolio (consolidated)	—	484
Next Gen Emerging Markets Portfolio	113,262	3,880
US Core Portfolio	19,800	13,300
Vitality Portfolio	414	297

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by certain Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Advantage Portfolio (consolidated)	$21,558
American Resilience Portfolio	2
Asia Opportunity Portfolio (consolidated)	3,830
Emerging Markets Leaders Portfolio	21,713
Emerging Markets Portfolio	14,381
Global Concentrated Portfolio	4,377
Global Core Portfolio	1,679

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Fund	Capital Loss Carryforward Utilized (000)
Global Endurance Portfolio	$1,921
Global Insight Portfolio (consolidated)	11,642
Global Stars Portfolio	4,260
Growth Portfolio (consolidated)	458,784
Inception Portfolio (consolidated)	95,321
International Advantage Portfolio (consolidated)	242,605
International Opportunity Portfolio (consolidated)	164,447
Next Gen Emerging Markets Portfolio	1,076
US Core Portfolio	2,317

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended December 31, 2025, each Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Fund	Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
Emerging Markets Leaders Portfolio	$372	$—
Global Concentrated Portfolio	—	3,508
Global Core Portfolio	—	212
Global Endurance Portfolio	—	1,948
Global Insight Portfolio (consolidated)	3	—
Growth Portfolio (consolidated)	664	—
International Advantage Portfolio (consolidated)	—	12,621
Passport Overseas Equity Portfolio	17	833
Vitality Portfolio	—	5

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Funds did not have any borrowings under the Facility.

J. Other: At June 30, 2025, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Advantage Portfolio (consolidated)	67.8%
Asia Opportunity Portfolio (consolidated)	89.6
Developing Opportunity Portfolio (consolidated)	89.3
Emerging Markets Leaders Portfolio	71.6
Emerging Markets Portfolio	81.5
Global Concentrated Portfolio	93.3
Global Core Portfolio	98.1
Global Endurance Portfolio	51.4
Global Franchise Portfolio	58.6
Global Insight Portfolio (consolidated)	65.6
Global Opportunity Portfolio (consolidated)	55.5
Global Permanence Portfolio (consolidated)	43.5
Global Stars Portfolio	60.6
Growth Portfolio (consolidated)	57.1
Inception Portfolio (consolidated)	72.4
International Advantage Portfolio (consolidated)	69.6

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Fund	Percent of Ownership
International Equity Portfolio	77.5%
International Opportunity Portfolio (consolidated)	62.5
Multi-Asset Real Return Portfolio (consolidated)	96.7
Next Gen Emerging Markets Portfolio	69.2
Passport Overseas Equity Portfolio	76.8
Permanence Portfolio (consolidated)	35.8
US Core Portfolio	82.4
Vitality Portfolio	53.9

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: Certain Funds may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Funds.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Market: The value of an investment in each Fund is based on the values of each Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in each Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Funds, which may impair the ability of the Funds to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

L. Subsequent Event: The Directors of the Company approved a Plan of Liquidation with respect to the Multi-Asset Real Return, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Multi-Asset Real Return will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to Multi-Asset Real Return's shareholders and all of the issued and outstanding shares will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about July 25, 2025 (the "Liquidation Date"). Multi-Asset Real Return will suspend the offering of its shares to all investors at the close of business on or about July 23, 2025.

The Directors of the Company approved a Plan of Liquidation with respect to the Next Gen Emerging Markets, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Next Gen Emerging Markets will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to Next Gen Emerging Market's stockholders and all of the issued and outstanding shares will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about August 29, 2025 (the "Liquidation Date"). Next Gen Emerging Markets will suspend the offering its shares to all investors at the close of business on or about August 27, 2025.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser, Sub-Adviser (to the extent applicable) and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Advantage Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets Portfolio, Global Insight Portfolio, International Advantage Portfolio, International Opportunity Portfolio and Next Gen Emerging Markets Portfolio was better than their respective peer group averages for the one-year period, but below their respective peer group averages for the three- and five-year periods.

The Board noted that the performance of the American Resilience Portfolio and International Resilience Portfolio was below their respective peer group averages for the one-year period and the period since each Portfolio's inception.

The Board noted that the performance of the Emerging Markets ex China Portfolio was better than its peer group average for the period since the Portfolio's inception but below its peer group average for the one-year period.

The Board noted that the performance of the Emerging Markets Leaders Portfolio was better than its peer group average for the five-year period, but below its peer group average for the one- and three-year periods.

The Board noted that the performance of the Global Concentrated Portfolio, Global Core Portfolio, Global Opportunity Portfolio, Passport Overseas Equity Portfolio and US Core Portfolio was better than their respective peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Endurance Portfolio and Global Franchise Portfolio was below their respective peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Permanence Portfolio and Multi-Asset Real Return Portfolio was better than their peer group averages for the three- and five-year periods, but below their peer group averages for the one-year period.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

The Board noted that the performance of the Global Stars Portfolio and International Equity Portfolio was better than their respective peer group averages for the three-year period, but below their respective peer group averages for the one- and five-year periods.

The Board noted that the performance of the Growth Portfolio and Inception Portfolio was better than their respective peer group averages for the one- and five-year periods, but below their respective peer group averages for the three-year period.

The Board noted that the performance of the Permanence Portfolio was better than its peer group average for the three-year period, but below its peer group averages for the one-year period and the period since the Portfolio's inception.

The Board noted that the performance of the Vitality Portfolio was below its peer group averages for the one- and three-year periods, and the period since the Portfolio's inception.

Performance Conclusions

With respect to the Advantage Portfolio, American Resilience Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets Ex China Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Endurance Portfolio, Global Franchise Portfolio, Global Insight Portfolio, Global Stars Portfolio, International Advantage Portfolio, International Equity Portfolio, International Opportunity Portfolio, International Resilience Portfolio, Next Gen Emerging Markets Portfolio, Permanence Portfolio and Vitality Portfolio, after discussion, the Board concluded that each Portfolio's performance was acceptable.

With respect to the Global Concentrated Portfolio, Global Core Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Growth Portfolio, Inception Portfolio, Multi-Asset Real Return Portfolio, Passport Overseas Equity Portfolio and US Core Portfolio, after discussion, the Board concluded that each Portfolio's performance was competitive with its respective peer group averages.

Fees and Expenses

The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that for the Advantage Portfolio, American Resilience Portfolio, and International Resilience Portfolio, the contractual management fee was higher than but close to their respective peer group averages, and the actual management fee and total expense ratio were lower than their respective peer group averages.

The Board noted that for the Asia Opportunity Portfolio, the contractual management fee was the same as its peer group average, the actual management fee was lower than its peer group average, and the total expense ratio was higher than but close to its peer group average.

The Board noted that for the Developing Opportunity Portfolio, the contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average, and total expense ratio was higher than its peer group average.

The Board noted that for the Emerging Markets Ex China Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Endurance Portfolio, Global Insight Portfolio, Global Stars Portfolio, Growth Portfolio, Passport Overseas Equity Portfolio, Vitality Portfolio, and Multi-Asset Real Return Portfolio, the management fee and total expense ratio were lower than their respective peer group averages.

The Board noted that for the Global Concentrated Portfolio, Global Opportunity Portfolio, International Equity Portfolio and US Core Portfolio, the management fee and total expense ratio were higher than but close to their respective peer group averages.

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

The Board noted that for the Global Core Portfolio and Global Permanence Portfolio, the contractual management fee and total expense ratio were higher than but close to their peer group averages, and the actual management fee was lower than their respective peer group averages.

The Board noted that for the Global Franchise Portfolio, the management fee was higher than its peer group average and the total expense ratio was higher than but close to its peer group average.

The Board noted that for the Inception Portfolio, the contractual management fee was higher than its peer group average, the actual management fee was higher than but close to its peer group average, and the total expense ratio was lower than its peer group average.

The Board noted that for the International Advantage Portfolio, the management fee and total expense ratio were higher than its peer group averages.

The Board noted that for the International Opportunity Portfolio, the management fee was higher than but close to its peer group average and the total expense ratio was higher than its peer group average.

The Board noted that for the Next Gen Emerging Markets Portfolio, the contractual management fee and total expense ratio were higher than its peer group averages, and the actual management fee was lower than its peer group average.

The Board noted that for the Permanence Portfolio, the contractual management fee was higher than but close to its peer group average, and the actual management fee and total expense ratio were lower than its peer group averages.

Fees and Expenses Conclusion

With respect to the Advantage Portfolio, American Resilience Portfolio, Asia Opportunity Portfolio, Emerging Markets Ex China Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Global Stars Portfolio, Growth Portfolio, Inception Portfolio, International Equity Portfolio, International Resilience Portfolio, Multi-Asset Real Return Portfolio, Passport Overseas Equity Portfolio, Permanence Portfolio, US Core Portfolio and Vitality Portfolio, after discussion, the Board concluded that the management fees and total expense ratios were competitive with their respective peer group averages.

With respect to the Developing Opportunity Portfolio, International Opportunity Portfolio and Next Gen Emerging Markets Portfolio, after discussion, the Board concluded that (i) the management fees were competitive with their respective peer group averages and (ii) total expense ratios were acceptable.

With respect to the Global Franchise Portfolio, after discussion, the Board concluded that (i) the management fee was acceptable and (ii) total expense ratio was competitive with its peer group average.

With respect to the International Advantage Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (which for all the Funds, except the Next Gen Emerging Markets Portfolio, includes at least one breakpoint). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund

2025 Semi-Annual Report

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIF-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification. (Insert Hyper Link)
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification. (Insert Hyper Link)
(b)	Combined Section 906 certification. (Insert Hyper Link)

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	August 20, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025